UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21714

MML Series Investment Fund II
(Exact name of registrant as specified in charter)

1295 State Street, Springfield, MA			01111
(Address of principal executive offices)			(Zip code)

Andrea Anastasio
1295 State Street, Springfield, MA 01111
(Name and address of agent for service)

Registrant's telephone number, including area code:		(413) 744-1000

Date of fiscal year end:	12/31/2023

Date of reporting period:	6/30/2023

Item 1. Reports to Stockholders.

(a)	The Report to Stockholders is attached herewith.

MassMutual

Semiannual Report

MML Series Investment Fund II

Your variable product prospectus will list which of these funds are available through your variable product.

June 30, 2023

Underwriter: MML Distributors, LLC (MMLD), Member FINRA and SIPC (www.FINRA.org and www.SIPC.org), 1295 State Street, Springfield, MA 01111-0001. Investment advisory services are provided to the Funds by MML Investment Advisers, LLC (MML Advisers). MMLD and MML Advisers are subsidiaries of Massachusetts Mutual Life Insurance Company (MassMutual), Springfield, MA 01111-0001.

This material must be preceded or accompanied by a current prospectus (or summary prospectus, if available) for the MML Series Investment Fund II. Investors should consider a Fund’s investment objective, risks, and charges and expenses carefully before investing. This and other information about the investment company is available in the prospectus (or summary prospectus, if available). Read it carefully before investing.

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MML Blend Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML Blend Fund, and who is the Fund’s subadviser?

This Fund seeks a high total return. The Fund is a “fund of funds” that seeks to achieve its investment objective by allocating substantially all of its assets among exchange-traded funds (ETFs) providing exposures to various asset classes. The Fund’s subadviser determines the Fund’s asset allocation strategy and implements this strategy by selecting ETFs for investment and determining the amounts of the Fund’s assets to be invested in each. The ETFs the Fund’s subadviser will consider for investment by the Fund will provide exposures to U.S. equity securities or to fixed-income securities. The ETFs are advised by an affiliate of the Fund’s subadviser. The Fund’s subadviser is BlackRock Investment Management, LLC (BlackRock).

MML Blend Fund Largest Holdings (% of Net Assets) on 6/30/23
iShares Core S&P Total US Stock Market ETF	30.3%
iShares Core S&P 500 ETF	27.6%
iShares Core Total USD Bond Market ETF	15.7%
iShares Core U.S. Aggregate Bond ETF	15.7%
iShares iBoxx High Yield Corporate Bond ETF	3.8%
iShares 5-10 Year Investment Grade Corporate Bond ETF	3.8%
iShares Core S&P Mid-Cap ETF	2.1%
iShares Core S&P Small-Cap ETF	0.9%
99.9%

MML Blend Fund Sector Table (% of Net Assets) on 6/30/23
Mutual Funds	99.9%
Total Long-Term Investments	99.9%
Short-Term Investments and Other Assets and Liabilities	0.1%
Net Assets	100.0%

MML Dynamic Bond Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML Dynamic Bond Fund, and who are the Fund’s subadvisers?

The Fund seeks a superior total rate of return by investing in fixed income instruments. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in bonds. Bonds may include fixed income securities and other debt instruments of domestic and foreign entities, including corporate bonds, securities issued or guaranteed as to principal or interest by the U.S. Government or its agencies or instrumentalities, mortgage- and asset-backed securities, bank loans, and money market instruments. The Fund’s subadvisers are Western Asset Management Company, LLC (Western Asset) and its affiliate, Western Asset Management Company Limited (Western Asset Limited). Western Asset Limited manages the non-U.S. dollar denominated investments of the Fund.

MML Dynamic Bond Fund Portfolio Characteristics (% of Net Assets) on 6/30/23
Corporate Debt	40.5%
U.S. Government Agency Obligations and Instrumentalities*	35.8%
Non-U.S. Government Agency Obligations	11.0%
Sovereign Debt Obligations	7.8%
Bank Loans	3.0%
U.S. Treasury Obligations	1.7%
Purchased Options	0.2%
Total Long-Term Investments	100.0%
Short-Term Investments and Other Assets and Liabilities	0.0%
Net Assets	100.0%

*	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.

MML Equity Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML Equity Fund, and who are the Fund’s subadvisers?

The Fund’s primary objective is to achieve a superior total rate of return over an extended period of time from both capital appreciation and current income. Its secondary objective is the preservation of capital when business and economic conditions indicate that investing for defensive purposes is appropriate. The Fund invests primarily in common stocks of companies that the subadvisers believe are undervalued in the marketplace. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks, preferred stocks, securities convertible into common or preferred stocks, and other securities, such as warrants and stock rights, whose value is based on stock prices. The Fund typically invests most of its assets in securities of U.S. companies, but may invest up to 25% of its total assets in foreign securities and American Depositary Receipts (ADRs), including emerging market securities. The Fund’s two subadvisers are T. Rowe Price Associates, Inc. (T. Rowe Price), which managed approximately 34% of the Fund’s portfolio; and Brandywine Global Investment Management, LLC (Brandywine Global), which managed approximately 66% of the Fund’s portfolio, as of June 30, 2023.

MML Equity Fund Largest Holdings (% of Net Assets) on 6/30/23
JP Morgan Chase & Co.	4.0%
Exxon Mobil Corp.	3.7%
Chevron Corp.	2.4%
Bank of America Corp.	2.3%
Merck & Co., Inc.	2.2%
Elevance Health, Inc.	2.0%
Philip Morris International, Inc.	1.8%
AbbVie, Inc.	1.7%
Cisco Systems, Inc.	1.5%
Lowe’s Cos., Inc.	1.4%
23.0%

MML Equity Fund Sector Table (% of Net Assets) on 6/30/23
Consumer, Non-cyclical	24.1%
Financial	22.0%
Industrial	12.0%
Energy	11.3%
Technology	10.0%
Consumer, Cyclical	7.3%
Communications	6.3%
Utilities	4.0%
Basic Materials	2.2%
Mutual Funds	0.3%
Total Long-Term Investments	99.5%
Short-Term Investments and Other Assets and Liabilities	0.5%
Net Assets	100.0%

MML Equity Rotation Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML Equity Rotation Fund, and who is the Fund’s subadviser?

The Fund seeks growth of capital over the long-term by investing primarily in common stocks of large- and medium-capitalization U.S. companies. The Fund’s subadviser and sub-subadviser invest the Fund’s assets using an indexing strategy. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of companies included within the Russell 1000® Invesco Dynamic Multifactor Index* (the “Index”). The Fund’s subadviser is Invesco Advisers, Inc. (Invesco Advisers) and its sub-subadviser is Invesco Capital Management LLC (ICM) (together with Invesco Advisers, “Invesco”).

MML Equity Rotation Fund Largest Holdings (% of Net Assets) on 6/30/23
Apple, Inc.	5.2%
Microsoft Corp.	5.0%
Merck & Co., Inc.	4.4%
Visa, Inc. Class A	4.0%
Mastercard, Inc. Class A	3.5%
Walmart, Inc.	2.9%
Procter & Gamble Co.	2.8%
Exxon Mobil Corp.	2.8%
Eli Lilly & Co.	2.7%
Alphabet, Inc. Class C	2.4%
35.7%

MML Equity Rotation Fund Sector Table (% of Net Assets) on 6/30/23
Consumer, Non-cyclical	28.5%
Consumer, Cyclical	18.8%
Technology	18.1%
Financial	10.5%
Communications	9.6%
Industrial	8.8%
Energy	3.9%
Basic Materials	1.4%
Utilities	0.5%
Total Long-Term Investments	100.1%
Short-Term Investments and Other Assets and Liabilities	(0.1)%
Net Assets	100.0%

*

The Fund is sponsored solely by MassMutual. The Fund is not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). FTSE Russell is a trading name of certain of the LSE Group companies.

All rights in the Russell 1000® Invesco Dynamic Multifactor Index (the “Index”) vest in the relevant LSE Group company which owns the Index. “FTSE Russell®,” “Russell 1000®” and “Russell®” are trademarks of the relevant LSE Group company and are used by any other LSE Group company under license.

The Index is calculated by or on behalf of FTSE International Limited or its affiliate, agent or partner. The LSE Group does not accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the Fund. The LSE Group makes no claim, prediction, warranty or representation either as to the results to be obtained from the Fund or the suitability of the Index for the purpose to which it is being put by the Fund.

MML High Yield Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML High Yield Fund, and who is the Fund’s subadviser?

The Fund seeks to achieve a high level of total return, with an emphasis on current income, by investing primarily in high yield debt and related securities. The Fund invests primarily in lower rated U.S. debt securities (“junk” or “high yield” bonds), including securities in default. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in lower rated fixed income securities (rated below Baa3 by Moody’s, below BBB- by Standard & Poor’s or the equivalent by any nationally recognized statistical rating organization (using the lower rating) or, if unrated, determined to be of below investment grade quality by the Fund’s subadviser or sub-subadviser). The Fund’s subadviser is Barings LLC (Barings) and its sub-subadviser is Barings International Investment Limited (BIIL).

MML High Yield Fund Portfolio Characteristics (% of Net Assets) on 6/30/23
Corporate Debt	91.7%
Bank Loans	1.8%
Total Long-Term Investments	93.5%
Short-Term Investments and Other Assets and Liabilities	6.5%
Net Assets	100.0%

MML Inflation-Protected and Income Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML Inflation-Protected and Income Fund, and who is the Fund’s subadviser?

The Fund seeks to achieve as high a total rate of real return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital by investing, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in inflation-indexed bonds and other income-producing securities. The Fund’s subadviser is Barings LLC (Barings) and its sub-subadviser is Baring International Investment Limited (BIIL).

MML Inflation-Protected and Income Fund Portfolio Characteristics (% of Net Assets) on 6/30/23
Non-U.S. Government Agency Obligations	52.1%
U.S. Treasury Obligations	20.6%
U.S. Government Agency Obligations and Instrumentalities*	11.1%
Total Long-Term Investments	83.8%
Short-Term Investments and Other Assets and Liabilities	16.2%
Net Assets	100.0%

*	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.

MML iShares® 60/40 Allocation Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML iShares® 60/40 Allocation Fund, and who is the Fund’s investment adviser?

This Fund seeks to achieve as high a total return over time as is considered consistent with prudent investment risk, preservation of capital and recognition of the Fund’s stated asset allocation. The Fund is a “fund of funds” that seeks to achieve its investment objective by allocating substantially all of its assets among exchange-traded funds (ETFs) providing exposures to various asset classes. The Fund’s investment adviser, MML Investment Advisers, LLC (MML Advisers), determines the Fund’s asset allocation strategy and implements this strategy by selecting ETFs for investment and determining the amounts of the Fund’s assets to be invested in each. The ETFs MML Advisers will consider for investment by the Fund will provide exposures to equity securities or to fixed-income securities. BlackRock Investment Management, LLC (BlackRock) is the Fund’s subadviser, and is responsible solely for the trading and execution of MML Advisers’ investment and allocation decisions. Under normal circumstances, the Fund invests at least 80% (and, typically, substantially all) of its net assets (plus the amount of any borrowings for investment purposes) in iShares® ETFs*. iShares ETFs are advised by an affiliate of BlackRock. The Fund typically invests approximately 60% of its net assets in equity ETFs and approximately 40% of its net assets in fixed income ETFs.

MML iShares 60/40 Allocation Fund Largest Holdings (% of Net Assets) on 6/30/23
iShares Core S&P Total US Stock Market ETF	32.5%
iShares Core U.S. Aggregate Bond ETF	29.9%
iShares Core MSCI International Developed Markets ETF	12.8%
iShares Core S&P 500 ETF	9.5%
iShares 1-5 Year Investment Grade Corporate Bond ETF	4.8%
iShares Core Dividend Growth ETF	3.0%
iShares Core S&P Mid-Cap ETF	2.0%
iShares Core MSCI Emerging Markets ETF	1.9%
iShares 20+ Year Treasury Bond ETF	1.9%
iShares Broad USD High Yield Corporate Bond ETF	1.0%
99.3%

MML iShares 60/40 Allocation Fund Sector Table (% of Net Assets) on 6/30/23
Mutual Funds	99.9%
Total Long-Term Investments	99.9%
Short-Term Investments and Other Assets and Liabilities	0.1%
Net Assets	100.0%

*	iShares® and BlackRock® are registered trademarks of BlackRock, Inc. and its affiliates and are used under license.

MML iShares® 80/20 Allocation Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML iShares® 80/20 Allocation Fund, and who is the Fund’s investment adviser?

This Fund seeks to achieve as high a total return over time as is considered consistent with prudent investment risk, preservation of capital and recognition of the Fund’s stated asset allocation. The Fund is a “fund of funds” that seeks to achieve its investment objective by allocating substantially all of its assets among exchange-traded funds (ETFs) providing exposures to various asset classes. The Fund’s investment adviser, MML Investment Advisers, LLC (MML Advisers), determines the Fund’s asset allocation strategy and implements this strategy by selecting ETFs for investment and determining the amounts of the Fund’s assets to be invested in each. The ETFs MML Advisers will consider for investment by the Fund will provide exposures to equity securities or to fixed-income securities. BlackRock Investment Management, LLC (BlackRock) is the Fund’s subadviser, and is responsible solely for the trading and execution of MML Advisers’ investment and allocation decisions. Under normal circumstances, the Fund invests at least 80% (and, typically, substantially all) of its net assets (plus the amount of any borrowings for investment purposes) in iShares® ETFs*. iShares ETFs are advised by an affiliate of BlackRock. The Fund typically invests approximately 80% of its net assets in equity ETFs and approximately 20% of its net assets in fixed income ETFs.

MML iShares 80/20 Allocation Fund Largest Holdings (% of Net Assets) on 6/30/23
iShares Core S&P Total US Stock Market ETF	46.5%
iShares Core MSCI International Developed Markets ETF	14.6%
iShares Core U.S. Aggregate Bond ETF	11.3%
iShares Core S&P 500 ETF	8.3%
iShares Core MSCI Emerging Markets ETF	4.8%
iShares 1-5 Year Investment Grade Corporate Bond ETF	4.7%
iShares Core S&P Mid-Cap ETF	4.0%
iShares Core Dividend Growth ETF	3.0%
iShares Broad USD High Yield Corporate Bond ETF	1.0%
iShares Core International Aggregate Bond ETF	1.0%
99.2%

MML iShares 80/20 Allocation Fund Sector Table (% of Net Assets) on 6/30/23
Mutual Funds	99.9%
Total Long-Term Investments	99.9%
Short-Term Investments and Other Assets and Liabilities	0.1%
Net Assets	100.0%

*	iShares® and BlackRock® are registered trademarks of BlackRock, Inc. and its affiliates and are used under license.

MML Managed Bond Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML Managed Bond Fund, and who is the Fund’s subadviser?

The Fund’s investment objective is to achieve as high a total rate of return on an annual basis as is considered consistent with the preservation of capital. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade fixed income securities (rated Baa3 or higher by Moody’s, BBB- or higher by Standard & Poor’s or the equivalent by any nationally recognized statistical rating organization, or, if unrated, determined to be of comparable quality by the Fund’s subadviser or sub-subadviser). The Fund’s subadviser is Barings LLC (Barings) and its sub-subadviser is Baring International Investment Limited (BIIL).

MML Managed Bond Fund Portfolio Characteristics (% of Net Assets) on 6/30/23
Corporate Debt	38.4%
Non-U.S. Government Agency Obligations	29.4%
U.S. Government Agency Obligations and Instrumentalities*	28.8%
U.S. Treasury Obligations	2.2%
Sovereign Debt Obligations	0.2%
Total Long-Term Investments	99.0%
Short-Term Investments and Other Assets and Liabilities	1.0%
Net Assets	100.0%

*	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.

MML Short-Duration Bond Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML Short-Duration Bond Fund, and who is the Fund’s subadviser?

The Fund seeks to achieve a high total rate of return primarily from current income while minimizing fluctuations in capital values by investing primarily in a diversified portfolio of short-term investment grade fixed income securities. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade fixed income securities (rated Baa3 or higher by Moody’s, BBB- or higher by Standard & Poor’s or the equivalent by any nationally recognized statistical rating organization, or, if unrated, determined to be of comparable quality by the Fund’s subadviser or sub-subadviser). The Fund’s subadviser is Barings LLC (Barings) and its sub-subadviser is Baring International Investment Limited (BIIL).

MML Short-Duration Bond Fund Portfolio Characteristics (% of Net Assets) on 6/30/23
Corporate Debt	48.0%
Non-U.S. Government Agency Obligations	40.3%
U.S. Government Agency Obligations and Instrumentalities*	1.7%
U.S. Treasury Obligations	0.5%
Total Long-Term Investments	90.5%
Short-Term Investments and Other Assets and Liabilities	9.5%
Net Assets	100.0%

*	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.

MML Small Cap Equity Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML Small Cap Equity Fund, and who is the Fund’s subadviser?

The Fund seeks capital appreciation by investing primarily in common stocks of small-capitalization U.S. companies that the Fund’s subadviser believes have favorable business trends or prospects based on fundamental analysis. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of companies whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 2000® Index. The Fund’s subadviser is Invesco Advisers, Inc. (Invesco Advisers).

MML Small Cap Equity Fund Largest Holdings (% of Net Assets) on 6/30/23
AutoNation, Inc.	2.4%
TopBuild Corp.	2.2%
Atkore, Inc.	2.1%
Acadia Healthcare Co., Inc.	2.0%
Summit Materials, Inc. Class A	2.0%
EnPro Industries, Inc.	1.9%
Inspire Medical Systems, Inc.	1.9%
Curtiss-Wright Corp.	1.6%
Ziff Davis, Inc.	1.6%
Tenet Healthcare Corp.	1.6%
19.3%

MML Small Cap Equity Fund Sector Table (% of Net Assets) on 6/30/23
Industrial	22.5%
Consumer, Non-cyclical	22.5%
Technology	14.7%
Financial	14.5%
Consumer, Cyclical	13.9%
Energy	5.2%
Communications	2.4%
Basic Materials	2.3%
Utilities	1.1%
Total Long-Term Investments	99.1%
Short-Term Investments and Other Assets and Liabilities	0.9%
Net Assets	100.0%

MML Strategic Emerging Markets Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML Strategic Emerging Markets Fund, and who is the Fund’s subadviser?

The Fund seeks long-term capital growth by investing mainly in common stocks of issuers in developing and emerging markets throughout the world and at times it may invest up to 100% of its total assets in foreign securities. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of issuers whose principal activities are in a developing (or emerging) market, i.e., are in a developing market or are economically tied to a developing market country. The Fund will invest in at least three developing markets. The Fund focuses on companies with above-average earnings growth. In general, countries may be considered developing or emerging markets if they are included in any one of the MSCI emerging markets indexes or excluded from an index that captures representation across developed market countries, classified as a developing or emerging market, or classified under a similar or corresponding classification, by organizations such as the World Bank and the International Monetary Fund, or have economies, industries, and stock markets with similar characteristics as such countries. The Fund’s subadviser is Invesco Advisers, Inc. (Invesco Advisers).

MML Strategic Emerging Markets Fund Largest Holdings (% of Net Assets) on 6/30/23
Taiwan Semiconductor Manufacturing Co. Ltd.	8.0%
Housing Development Finance Corp. Ltd.	6.7%
Yum China Holdings, Inc.	5.9%
Kotak Mahindra Bank Ltd.	5.6%
Grupo Mexico SAB de CV Series B	5.2%
Tata Consultancy Services Ltd.	5.1%
Pernod Ricard SA	4.8%
ZTO Express Cayman, Inc. ADR	4.1%
H World Group Ltd. ADR	4.0%
NetEase, Inc. ADR	3.8%
53.2%

MML Strategic Emerging Markets Fund Sector Table (% of Net Assets) on 6/30/23
Financial	20.7%
Technology	19.5%
Consumer, Cyclical	17.8%
Consumer, Non-cyclical	15.2%
Basic Materials	9.4%
Communications	7.6%
Industrial	5.4%
Energy	1.7%
Total Long-Term Investments	97.3%
Short-Term Investments and Other Assets and Liabilities	2.7%
Net Assets	100.0%

MML U.S. Government Money Market Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML U.S. Government Money Market Fund, and who is the Fund’s subadviser?

The Fund seeks current income consistent with preservation of capital and liquidity. The Fund normally invests at least 99.5% of its total assets in cash, U.S. Government securities, and/or repurchase agreements fully collateralized by cash or U.S. Government securities. Under normal circumstances, the Fund invests at least 80% of its net assets in U.S. Government securities and repurchase agreements that are fully collateralized by U.S. Government securities. The Fund seeks to maintain, but does not guarantee, a stable $1.00 share price. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund’s subadviser is Barings LLC (Barings).

MML U.S. Government Money Market Fund Portfolio Characteristics (% of Net Assets) on 6/30/23
Discount Notes	88.6%
Repurchase Agreement	11.5%
Total Short-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%
Net Assets	100.0%

MML Blend Fund – Portfolio of Investments
June 30, 2023 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 99.9%
Diversified Financial Services — 99.9%
iShares 5-10 Year Investment Grade Corporate Bond ETF	501,046	$25,337,896
iShares Core S&P 500 ETF	417,487	186,078,131
iShares Core S&P Mid-Cap ETF	54,774	14,322,305
iShares Core S&P Small-Cap ETF	61,992	6,177,503
iShares Core S&P Total US Stock Market ETF	2,085,542	204,049,429
iShares Core Total USD Bond Market ETF	2,323,982	105,671,462
iShares Core U.S. Aggregate Bond ETF	1,077,565	105,547,492
iShares iBoxx High Yield Corporate Bond ETF (a)	338,943	25,444,451

TOTAL MUTUAL FUNDS (Cost $646,651,815)		672,628,669

TOTAL LONG-TERM INVESTMENTS (Cost $646,651,815)		672,628,669

SHORT-TERM INVESTMENTS — 0.0%
Investment of Cash Collateral from Securities Loaned — 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio (b)	7,675	7,675

	Principal Amount
Repurchase Agreement — 0.0%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/23, 1.520%, due 7/03/23 (c)	$148,566	148,566

TOTAL SHORT-TERM INVESTMENTS (Cost $156,241)		156,241

TOTAL INVESTMENTS — 99.9% (Cost $646,808,056) (d)		672,784,910

Other Assets/(Liabilities) — 0.1%		435,240

NET ASSETS — 100.0%		$673,220,150

Abbreviation Legend

ETF	Exchange-Traded Fund

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)

Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2023, was $25,067,109 or 3.72% of net assets. The Fund received $25,806,149 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(b)	Represents investment of security lending cash collateral. (Note 2).
(c)

Maturity value of $148,585. Collateralized by U.S. Government Agency obligations with a rate of 4.250%, maturity date of 10/15/25, and an aggregate market value, including accrued interest, of $151,599.

(d)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Dynamic Bond Fund – Portfolio of Investments
June 30, 2023 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 99.8%
BANK LOANS — 3.0%
Airlines — 0.1%
Air Canada, 2021 Term Loan B, 3 mo. USD LIBOR + 3.500%
8.839% VRN 8/11/28	$74,250	$74,144
United Airlines, Inc., 2021 Term Loan B, 3 mo. USD LIBOR + 3.750%
9.292% VRN 4/21/28	66,131	66,003
		140,147
Beverages — 0.1%
Triton Water Holdings, Inc., Term Loan, 3 mo. USD Term SOFR + 0.000%
5.242% VRN 3/31/28	216,778	209,226
Commercial Services — 0.2%
Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B, 1 mo. USD Term SOFR + 3.750%
8.952% VRN 5/12/28	228,670	221,938
Mister Car Wash Holdings, Inc., 2019 Term Loan B, 3 mo. USD Term SOFR + 3.000%
8.325% VRN 5/14/26	47,781	47,684
Prime Security Services Borrower LLC, 2021 Term Loan, 1 mo. USD LIBOR + 2.750%
7.943% VRN 9/23/26	141,389	141,260
		410,882
Computers — 0.1%
Magenta Buyer LLC, 2021 USD 1st Lien Term Loan, 3 mo. USD LIBOR + 4.750%
10.030% VRN 7/27/28	237,337	177,903
Peraton Corp., Term Loan B, 1 mo. USD Term SOFR + 3.750%
8.952% VRN 2/01/28	65,413	64,140
		242,043
Diversified Financial Services — 0.2%
Blackhawk Network Holdings, Inc., 2018 1st Lien Term Loan, 3 mo. USD Term SOFR + 3.000%
8.264% VRN 6/15/25	112,184	111,097
Castlelake Aviation Ltd., Term Loan B, 3 mo. USD LIBOR + 2.750%
8.302% VRN 10/22/26	102,665	102,070

	Principal Amount	Value
Citadel Securities LP, 2021 Term Loan B, 1 mo. USD Term SOFR + 2.500%
7.717% VRN 2/02/28	$167,024	$166,685
Deerfield Dakota Holding LLC, 2020 USD Term Loan B, 3 mo. USD Term SOFR + 3.750%
8.992% VRN 4/09/27	76,706	74,295
Focus Financial Partners LLC, 2022 Term Loan B5, 1 mo. USD Term SOFR + 3.250%
8.352% VRN 6/30/28	109,175	108,204
		562,351
Engineering & Construction — 0.1%
Brown Group Holding LLC, Term Loan B, 3 mo. USD Term SOFR + 3.000%
7.702% VRN 6/07/28	276,234	271,745
Entertainment — 0.3%
Caesars Entertainment Corp., Term Loan B, 1 mo. USD Term SOFR + 3.250%
8.452% VRN 2/06/30	19,950	19,932
PCI Gaming Authority, Term Loan, 1 mo. USD Term SOFR + 2.500%
7.717% VRN 5/29/26	260,000	260,046
Scientific Games International, Inc., 2022 USD Term Loan, 1 mo. USD Term SOFR + 3.000%
8.248% VRN 4/14/29	267,300	266,589
UFC Holdings LLC, 2021 Term Loan B, 3 mo. USD LIBOR + 2.750%
8.050% VRN 4/29/26	143,922	143,662
		690,229
Health Care – Products — 0.2%
Medline Borrower LP, USD Term Loan B, 1 mo. USD Term SOFR + 3.250%
8.352% VRN 10/23/28	292,363	288,800
Sotera Health Holdings LLC, 2021 Term Loan, 3 mo. USD LIBOR + 2.750%
8.023% VRN 12/11/26	270,000	265,445
		554,245
Health Care – Services — 0.2%
Global Medical Response, Inc., 2020 Term Loan B, 1 mo. USD LIBOR + 4.250%
9.439% VRN 10/02/25	266,582	148,486

The accompanying notes are an integral part of the financial statements.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
ICON Luxembourg Sarl, LUX Term Loan, 3 mo. USD Term SOFR + 4.000%
7.753% VRN 7/03/28	$52,419	$52,389
Phoenix Guarantor, Inc., 2020 Term Loan B, 1 mo. USD Term LIBOR + 3.250%, 1 mo. USD Term SOFR + 3.250%
8.443% VRN 3/05/26	167,089	164,756
		365,631
Housewares — 0.1%
Solis IV BV, USD Term Loan B1, 3 mo. USD Term SOFR + 3.500%
8.666% VRN 2/26/29	227,550	215,249
Insurance — 0.2%
Acrisure LLC
2020 Term Loan B, 1 mo. USD LIBOR + 3.500%
8.693% VRN 2/15/27	120,322	116,584
2021 First Lien Term Loan B, 1 mo. USD LIBOR + 4.250%
9.443% VRN 2/15/27	123,125	120,406
AmWINS Group, Inc.
2021 Term Loan B, 1 mo. USD LIBOR + 2.250%
7.443% VRN 2/19/28	37,783	37,400
2023 Incremental Term Loan B, 1 mo. USD Term SOFR + 2.750%
7.834% VRN 2/19/28	29,850	29,744
Asurion LLC
2020 Term Loan B8, 3 mo. USD LIBOR + 3.250%
8.788% VRN 12/23/26	151,125	145,307
2021 Term Loan B9, 3 mo. USD LIBOR + 3.250%
8.788% VRN 7/31/27	73,496	69,414
		518,855
Leisure Time — 0.1%
Alterra Mountain Co., 2021 Series B-2 Consenting Term Loan, 1 mo. USD LIBOR + 3.500%
8.693% VRN 8/17/28	157,165	156,576
Lodging — 0.1%
Station Casinos LLC, 2020 Term Loan B, 1 mo. USD LIBOR + 2.250%
7.450% VRN 2/08/27	147,062	146,470

	Principal Amount	Value
Machinery – Diversified — 0.1%
Ali Group North America Corp., 2021 Term Loan B, 1 mo. USD Term SOFR + 2.000%
7.217% VRN 7/30/29	$102,666	$102,589
Vertical U.S. Newco, Inc., Term Loan B, 6 mo. USD LIBOR + 3.500%
8.602% VRN 7/30/27	195,056	193,131
		295,720
Media — 0.1%
Nexstar Broadcasting, Inc., 2019 Term Loan B4, 1 mo. USD Term SOFR + 2.500%
7.717% VRN 9/18/26	200,753	200,394
Pharmaceuticals — 0.2%
Gainwell Acquisition Corp., Term Loan B, 3 mo. USD Term SOFR + 4.000%
9.342% VRN 10/01/27	164,638	161,963
Jazz Financing Luxembourg Sarl, USD Term Loan, 1 mo. USD LIBOR + 3.500%
8.864% VRN 5/05/28	198,726	198,406
PRA Health Sciences, Inc., US Term Loan, 3 mo. USD Term SOFR + 2.250%
7.753% VRN 7/03/28	13,060	13,052
		373,421
Pipelines — 0.1%
CQP Holdco LP, 2021 Term Loan B, 3 mo. USD LIBOR + 3.750%
9.288% VRN 6/05/28	214,767	214,230
Retail — 0.2%
Great Outdoors Group LLC, 2021 Term Loan B1, 1 mo. USD LIBOR + 3.750%
8.943% VRN 3/06/28	150,749	149,430
Harbor Freight Tools USA, Inc., 2021 Term Loan B, 1 mo. USD Term SOFR + 2.750%
7.967% VRN 10/19/27	346,865	341,711
Pilot Travel Centers LLC, 2021 Term Loan B, 1 mo. USD Term SOFR + 2.000%
7.202% VRN 8/04/28	18,207	18,162
		509,303
Software — 0.1%
Athenahealth Group, Inc., 2021 Delayed Draw Term Loan,
8.589% 2/15/29	152,056	146,164

The accompanying notes are an integral part of the financial statements.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Rackspace Technology Global, Inc., 2021 Term Loan B, 1 mo. USD Term SOFR + 2.750%
7.996% VRN 2/15/28	$176,592	$80,000
The Ultimate Software Group, Inc., Term Loan B, 3 mo. USD Term SOFR + 3.750%
8.895% VRN 5/04/26	120,600	118,836
		345,000
Transportation — 0.2%
Genesee & Wyoming, Inc., Term Loan, 3 mo. USD Term SOFR + 2.000%
7.342% VRN 12/30/26	405,008	404,376

TOTAL BANK LOANS (Cost $7,115,236)		6,826,093

CORPORATE DEBT — 40.5%
Advertising — 0.0%
Clear Channel Outdoor Holdings, Inc.
7.500% 6/01/29 (a) (b)	95,000	70,298
Aerospace & Defense — 1.6%
Boeing Co.
2.196% 2/04/26	300,000	275,343
2.800% 3/01/27	290,000	264,401
2.950% 2/01/30	270,000	234,674
3.200% 3/01/29	300,000	268,230
3.250% 2/01/35	330,000	267,573
3.750% 2/01/50	140,000	105,149
5.705% 5/01/40	130,000	129,676
5.805% 5/01/50	300,000	298,905
5.930% 5/01/60	50,000	49,519
General Dynamics Corp.
4.250% 4/01/40	20,000	18,402
4.250% 4/01/50	50,000	45,833
L3Harris Technologies, Inc.
5.054% 4/27/45	80,000	73,456
Lockheed Martin Corp.
3.550% 1/15/26	50,000	48,492
3.900% 6/15/32	50,000	47,089
4.150% 6/15/53	320,000	281,713
Northrop Grumman Corp.
2.930% 1/15/25	160,000	153,755
3.250% 1/15/28	290,000	270,448
5.150% 5/01/40	320,000	314,981

	Principal Amount	Value
Raytheon Technologies Corp.
2.250% 7/01/30	$110,000	$92,783
3.030% 3/15/52	240,000	168,713
4.125% 11/16/28	160,000	154,102
4.500% 6/01/42	80,000	73,637
		3,636,874
Agriculture — 0.7%
Altria Group, Inc.
2.450% 2/04/32	140,000	109,179
4.400% 2/14/26	190,000	185,914
5.800% 2/14/39	240,000	234,918
5.950% 2/14/49	160,000	151,896
BAT Capital Corp.
3.462% 9/06/29	525,000	454,807
4.540% 8/15/47	170,000	125,098
Cargill, Inc.
1.375% 7/23/23 (a) (b)	180,000	179,642
Philip Morris International, Inc.
4.500% 3/20/42	80,000	68,956
		1,510,410
Airlines — 0.5%
Delta Air Lines, Inc.
7.000% 5/01/25 (a)	260,000	265,536
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.750% 10/20/28 (a)	550,000	533,879
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.
6.500% 6/20/27 (a)	264,000	264,659
United Airlines, Inc.
4.625% 4/15/29 (a)	65,000	59,226
		1,123,300
Apparel — 0.2%
NIKE, Inc.
2.850% 3/27/30	280,000	252,835
3.250% 3/27/40	130,000	106,817
3.375% 3/27/50 (b)	40,000	32,403
		392,055
Auto Manufacturers — 1.2%
Ford Motor Co.
3.250% 2/12/32	1,660,000	1,305,896
6.100% 8/19/32 (b)	90,000	87,224
General Motors Co.
5.600% 10/15/32 (b)	165,000	159,633
General Motors Financial Co., Inc.
2.400% 10/15/28	275,000	232,841
Hyundai Capital America
1.800% 10/15/25 (a)	55,000	50,170

The accompanying notes are an integral part of the financial statements.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Nissan Motor Co. Ltd.
3.043% 9/15/23 (a)	$200,000	$198,585
3.522% 9/17/25 (a)	410,000	381,429
4.345% 9/17/27 (a)	300,000	272,852
		2,688,630
Banks — 11.0%
ABN AMRO Bank NV
4.750% 7/28/25 (a)	260,000	250,757
Banco Santander SA
3.496% 3/24/25	600,000	574,434
Bank of America Corp.
5 yr. CMT + 1.200% 2.482% VRN 9/21/36	520,000	397,817
SOFR + 1.210% 2.572% VRN 10/20/32	190,000	154,755
SOFR + 1.330% 2.972% VRN 2/04/33	670,000	558,530
3 mo. USD Term SOFR + 1.632% 3.593% VRN 7/21/28	1,540,000	1,431,529
4.000% 1/22/25	700,000	680,746
3 mo. USD Term SOFR + 3.412% 4.083% VRN 3/20/51	300,000	248,734
4.200% 8/26/24	380,000	372,874
3 mo. USD Term SOFR + 3.967% 6.250% VRN (c)	170,000	167,875
Bank of Montreal 5 yr. USD Swap + 1.432%
3.803% VRN 12/15/32	70,000	61,705
Bank of Nova Scotia 5 yr. CMT + 2.050%
4.588% VRN 5/04/37	180,000	155,107
BNP Paribas SA
SOFR + 2.074% 2.219% VRN 6/09/26 (a)	200,000	184,963
SOFR + 1.507% 3.052% VRN 1/13/31 (a)	390,000	333,108
4.625% 3/13/27 (a)	260,000	248,688
1 yr. CMT + 1.450% 5.125% VRN 1/13/29 (a)	350,000	342,478
BPCE SA
1.000% 1/20/26 (a)	250,000	222,507
Citigroup, Inc.
SOFR + .694% 2.014% VRN 1/25/26	95,000	89,242
SOFR + 1.280% 3.070% VRN 2/24/28	845,000	777,604
SOFR + 1.939% 3.785% VRN 3/17/33	580,000	512,434
3 mo. USD Term SOFR + 1.600% 3.980% VRN 3/20/30	850,000	785,941
4.650% 7/30/45	380,000	336,985

	Principal Amount	Value
3 mo. USD Term SOFR + 4.167% 5.950% VRN (c)	$160,000	$153,445
Cooperatieve Rabobank UA
4.375% 8/04/25	470,000	453,615
Credit Agricole SA SOFR + 1.676%
1.907% VRN 6/16/26 (a)	270,000	248,540
Credit Suisse AG
7.500% 2/15/28	350,000	371,774
7.950% 1/09/25	290,000	295,870
Danske Bank AS
5.375% 1/12/24 (a)	240,000	238,582
Goldman Sachs Group, Inc.
SOFR + 1.472% 2.908% VRN 7/21/42	240,000	169,440
3.000% 3/15/24	550,000	538,346
3.500% 11/16/26	270,000	253,126
3 mo. USD Term SOFR + 1.563% 4.223% VRN 5/01/29	500,000	472,245
4.250% 10/21/25	270,000	260,191
4.750% 10/21/45	70,000	63,627
5.150% 5/22/45	290,000	270,760
SOFR + .820% 5.910% FRN 9/10/27	165,000	162,220
3 mo. USD LIBOR + 1.170% 6.491% FRN 5/15/26	555,000	561,627
HSBC Holdings PLC
SOFR + 1.929% 2.099% VRN 6/04/26	510,000	471,931
SOFR + 2.530% 4.762% VRN 3/29/33	200,000	180,496
3 mo. USD LIBOR + 1.380% 6.920% FRN 9/12/26	310,000	312,115
JP Morgan Chase & Co.
SOFR + 1.015% 2.069% VRN 6/01/29	215,000	184,390
SOFR + 2.040% 2.522% VRN 4/22/31	320,000	270,670
3 mo. USD Term SOFR + 1.250% 2.580% VRN 4/22/32	270,000	224,267
SOFR + .915% 2.595% VRN 2/24/26	160,000	151,719
SOFR + 1.260% 2.963% VRN 1/25/33	25,000	21,060
SOFR + 2.440% 3.109% VRN 4/22/51	110,000	76,855
3.875% 9/10/24	540,000	527,198
3 mo. USD Term SOFR + 1.592% 4.452% VRN 12/05/29	710,000	680,384
Lloyds Banking Group PLC 3 mo. USD LIBOR + 1.205%
3.574% VRN 11/07/28	200,000	181,135

The accompanying notes are an integral part of the financial statements.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Mitsubishi UFJ Financial Group, Inc.
1.412% 7/17/25	$235,000	$215,161
Morgan Stanley
SOFR + 1.360% 2.484% VRN 9/16/36	520,000	394,545
SOFR + 1.290% 2.943% VRN 1/21/33	115,000	95,591
SOFR + 1.160% 3.620% VRN 4/17/25	150,000	147,019
SOFR + 1.610% 4.210% VRN 4/20/28	205,000	196,932
National Securities Clearing Corp.
1.500% 4/23/25 (a)	250,000	232,458
NatWest Markets PLC
0.800% 8/12/24 (a)	200,000	188,328
PNC Financial Services Group, Inc.
5.582% 6/12/29	240,000	238,871
SOFR + 1.322% 5.812% VRN 6/12/26	60,000	59,635
Royal Bank of Canada
1.150% 6/10/25	310,000	286,162
Santander Holdings USA, Inc. SOFR + 1.249%
2.490% VRN 1/06/28	135,000	116,597
Toronto-Dominion Bank
1.150% 6/12/25	300,000	276,470
Truist Financial Corp.
6.047% 6/08/27	120,000	120,050
U.S. Bancorp
1.450% 5/12/25	280,000	261,107
SOFR + .730% 2.215% VRN 1/27/28	20,000	17,730
SOFR + 2.020% 5.775% VRN 6/12/29	140,000	139,958
SOFR + 2.260% 5.836% VRN 6/12/34	40,000	40,289
UBS Group AG
SOFR + 2.044% 2.193% VRN 6/05/26 (a)	480,000	440,145
SOFR + 1.730% 3.091% VRN 5/14/32 (a)	640,000	517,713
4.253% 3/23/28 (a)	340,000	315,508
SOFR + 3.920% 6.537% VRN 8/12/33 (a)	300,000	307,324
5 yr. USD Swap + 4.344% 7.000% VRN (a) (c)	500,000	482,824
Wells Fargo & Co.
SOFR + 2.000% 2.188% VRN 4/30/26	200,000	187,387
3 mo. USD Term SOFR + 1.432% 2.879% VRN 10/30/30	235,000	202,966

	Principal Amount	Value
3.000% 10/23/26	$430,000	$399,153
3 mo. USD Term SOFR + 1.432% 3.196% VRN 6/17/27	245,000	230,092
SOFR + 1.500% 3.350% VRN 3/02/33	360,000	308,107
SOFR + 2.130% 4.611% VRN 4/25/53	2,050,000	1,797,640
		24,900,203
Beverages — 0.7%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
3.650% 2/01/26	680,000	658,625
Anheuser-Busch InBev Worldwide, Inc.
3.500% 6/01/30	130,000	120,885
4.600% 4/15/48	334,000	310,036
Coca-Cola Co.
1.450% 6/01/27	250,000	223,418
2.600% 6/01/50	80,000	55,871
Molson Coors Beverage Co.
3.000% 7/15/26	50,000	46,705
4.200% 7/15/46	50,000	41,402
PepsiCo, Inc.
1.625% 5/01/30	170,000	141,268
		1,598,210
Biotechnology — 0.1%
Gilead Sciences, Inc.
3.700% 4/01/24	130,000	128,124
Chemicals — 0.4%
MEGlobal BV
4.250% 11/03/26 (a)	240,000	230,034
OCP SA
3.750% 6/23/31 (a)	260,000	214,531
5.125% 6/23/51 (a)	220,000	159,614
Orbia Advance Corp. SAB de CV
2.875% 5/11/31 (a)	490,000	388,992
		993,171
Commercial Services — 0.4%
Cintas Corp. No. 2
3.700% 4/01/27	160,000	154,182
DP World Ltd.
5.625% 9/25/48 (a)	330,000	307,761
PayPal Holdings, Inc.
1.650% 6/01/25	270,000	252,667
Triton Container International Ltd.
1.150% 6/07/24 (a)	90,000	85,348

The accompanying notes are an integral part of the financial statements.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Triton Container International Ltd./TAL International Container Corp.
3.250% 3/15/32	$160,000	$125,235
		925,193
Computers — 0.3%
Apple, Inc.
2.450% 8/04/26	480,000	449,329
International Business Machines Corp.
3.000% 5/15/24	320,000	312,746
		762,075
Cosmetics & Personal Care — 0.2%
Haleon U.S. Capital LLC
3.375% 3/24/29	260,000	236,241
Kenvue, Inc.
4.900% 3/22/33 (a)	180,000	182,127
Procter & Gamble Co.
3.000% 3/25/30	100,000	92,527
		510,895
Distribution & Wholesale — 0.0%
H&E Equipment Services, Inc.
3.875% 12/15/28 (a)	30,000	25,973
Diversified Financial Services — 1.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.450% 10/29/26	170,000	151,836
3.000% 10/29/28	160,000	138,344
3.150% 2/15/24	190,000	186,386
3.400% 10/29/33	420,000	337,345
Air Lease Corp.
1.875% 8/15/26	170,000	150,972
5.300% 2/01/28	120,000	117,752
American Express Co.
3.375% 5/03/24	130,000	127,463
4.050% 5/03/29	210,000	199,924
Aviation Capital Group LLC
1.950% 9/20/26 (a)	395,000	342,267
Avolon Holdings Funding Ltd.
3.250% 2/15/27 (a)	370,000	329,634
CI Financial Corp.
4.100% 6/15/51	115,000	69,865
Mastercard, Inc.
3.850% 3/26/50	50,000	43,039
Nasdaq, Inc.
3.950% 3/07/52	45,000	34,570
Visa, Inc.
3.150% 12/14/25	200,000	191,706
4.300% 12/14/45	160,000	148,444
		2,569,547

	Principal Amount	Value
Electric — 0.6%
Consolidated Edison Co. of New York, Inc.
3.350% 4/01/30	$70,000	$63,592
3.950% 4/01/50	50,000	40,858
Duke Energy Carolinas LLC
2.850% 3/15/32	35,000	29,748
Duke Energy Corp.
3.950% 8/15/47	65,000	50,486
Duke Energy Ohio, Inc.
3.650% 2/01/29	140,000	130,032
Exelon Corp.
4.100% 3/15/52	65,000	52,398
Monongahela Power Co.
5.400% 12/15/43 (a)	145,000	140,610
Pacific Gas & Electric Co.
2.500% 2/01/31	185,000	144,834
Sierra Pacific Power Co.
2.600% 5/01/26	760,000	708,109
		1,360,667
Entertainment — 0.4%
Warnermedia Holdings, Inc.
3.755% 3/15/27	250,000	233,192
4.279% 3/15/32	360,000	319,275
5.050% 3/15/42	20,000	16,857
5.141% 3/15/52	300,000	244,274
6.412% 3/15/26	100,000	100,083
		913,681
Environmental Controls — 0.1%
Republic Services, Inc.
2.500% 8/15/24	230,000	221,873
Food — 0.4%
Danone SA
2.589% 11/02/23 (a)	320,000	316,657
Mars, Inc.
2.700% 4/01/25 (a)	140,000	133,735
3.200% 4/01/30 (a)	80,000	72,568
Mondelez International, Inc.
1.500% 5/04/25	390,000	363,481
		886,441
Forest Products & Paper — 0.2%
Suzano Austria GmbH
3.125% 1/15/32	80,000	64,031
3.750% 1/15/31	430,000	366,972
		431,003
Gas — 0.2%
Brooklyn Union Gas Co.
4.487% 3/04/49 (a) (b)	435,000	334,405

The accompanying notes are an integral part of the financial statements.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
East Ohio Gas Co.
3.000% 6/15/50 (a)	$45,000	$28,853
		363,258
Health Care – Products — 0.1%
Abbott Laboratories
3.750% 11/30/26	140,000	136,493
4.750% 11/30/36	80,000	80,315
4.900% 11/30/46	100,000	100,963
		317,771
Health Care – Services — 0.8%
Centene Corp.
2.500% 3/01/31	285,000	227,279
Elevance Health, Inc.
2.375% 1/15/25	210,000	199,620
3.650% 12/01/27	140,000	132,176
HCA, Inc.
4.125% 6/15/29	220,000	203,586
Health Care Service Corp. A Mutual Legal Reserve Co.
3.200% 6/01/50 (a)	145,000	102,729
Humana, Inc.
4.625% 12/01/42	140,000	123,403
UnitedHealth Group, Inc.
1.250% 1/15/26	110,000	100,493
2.300% 5/15/31	220,000	186,021
3.875% 8/15/59	300,000	243,852
4.000% 5/15/29	100,000	95,566
4.200% 5/15/32	80,000	76,373
		1,691,098
Home Builders — 0.1%
Lennar Corp.
4.500% 4/30/24	100,000	99,144
4.750% 11/29/27	40,000	38,810
		137,954
Insurance — 0.4%
Athene Global Funding SOFR Index + .560%
5.650% FRN 8/19/24 (a)	465,000	457,864
Berkshire Hathaway Finance Corp.
2.850% 10/15/50	150,000	104,381
3.850% 3/15/52	90,000	74,400
New York Life Global Funding
0.950% 6/24/25 (a)	100,000	91,327
Principal Life Global Funding II
1.250% 6/23/25 (a)	110,000	100,351

	Principal Amount	Value
Teachers Insurance & Annuity Association of America
4.900% 9/15/44 (a)	$80,000	$72,436
		900,759
Internet — 1.0%
Alphabet, Inc.
1.900% 8/15/40	100,000	68,871
2.050% 8/15/50	60,000	37,534
Amazon.com, Inc.
3.150% 8/22/27	500,000	470,429
3.600% 4/13/32	470,000	438,210
3.875% 8/22/37	190,000	173,499
3.950% 4/13/52	200,000	174,317
Prosus NV
3.061% 7/13/31 (a)	570,000	445,630
3.832% 2/08/51 (a)	210,000	129,019
4.027% 8/03/50 (a)	310,000	194,778
		2,132,287
Iron & Steel — 0.1%
Vale Overseas Ltd.
6.875% 11/21/36	170,000	177,775
Lodging — 0.5%
Las Vegas Sands Corp.
3.200% 8/08/24	860,000	832,968
Sands China Ltd.
5.625% STEP 8/08/25	390,000	380,491
		1,213,459
Machinery – Diversified — 0.2%
Deere & Co.
3.750% 4/15/50 (b)	260,000	230,149
Otis Worldwide Corp.
2.056% 4/05/25	140,000	131,934
		362,083
Media — 2.0%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.250% 1/15/34 (a)	65,000	49,125
4.500% 6/01/33 (a)	810,000	636,081
4.750% 3/01/30 (a) (b)	105,000	89,784
4.750% 2/01/32 (a)	65,000	53,006
Charter Communications Operating LLC/Charter Communications Operating Capital
3.500% 3/01/42	240,000	160,535
4.200% 3/15/28	560,000	524,983
4.400% 4/01/33 (b)	290,000	254,549
4.908% 7/23/25	240,000	235,355
5.250% 4/01/53	450,000	363,457

The accompanying notes are an integral part of the financial statements.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
5.500% 4/01/63	$150,000	$120,770
Comcast Corp.
2.887% 11/01/51	550,000	368,751
3.400% 4/01/30	525,000	482,372
3.750% 4/01/40	120,000	101,105
3.950% 10/15/25	155,000	151,101
4.150% 10/15/28	270,000	261,597
CSC Holdings LLC
6.500% 2/01/29 (a)	700,000	565,625
DISH DBS Corp.
5.125% 6/01/29	60,000	27,861
5.750% 12/01/28 (a)	70,000	52,065
Fox Corp.
5.476% 1/25/39	90,000	84,070
		4,582,192
Mining — 0.9%
Anglo American Capital PLC
4.750% 4/10/27 (a)	230,000	222,281
Barrick North America Finance LLC
5.700% 5/30/41	80,000	81,056
5.750% 5/01/43	80,000	82,180
BHP Billiton Finance USA Ltd.
5.000% 9/30/43	100,000	100,033
First Quantum Minerals Ltd.
8.625% 6/01/31 (a)	200,000	204,976
Freeport-McMoRan, Inc.
4.625% 8/01/30	120,000	113,070
5.450% 3/15/43	230,000	214,462
Glencore Funding LLC
1.625% 4/27/26 (a)	240,000	216,387
3.375% 9/23/51 (a)	45,000	30,302
4.000% 3/27/27 (a)	140,000	133,433
4.125% 3/12/24 (a)	270,000	266,741
Southern Copper Corp.
5.250% 11/08/42	450,000	430,450
		2,095,371
Miscellaneous - Manufacturing — 0.2%
3M Co.
3.050% 4/15/30 (b)	290,000	261,293
3.700% 4/15/50 (b)	180,000	142,442
		403,735
Oil & Gas — 3.3%
BP Capital Markets America, Inc.
2.939% 6/04/51	175,000	119,422
3.001% 3/17/52	230,000	158,612
3.119% 5/04/26	410,000	390,261
3.633% 4/06/30	120,000	111,520

	Principal Amount	Value
Chesapeake Energy Corp.
5.875% 2/01/29 (a) (b)	$100,000	$94,987
Chevron Corp.
1.995% 5/11/27	440,000	399,538
Continental Resources, Inc.
2.268% 11/15/26 (a)	195,000	173,591
5.750% 1/15/31 (a)	250,000	237,664
Coterra Energy, Inc.
3.900% 5/15/27	230,000	216,790
4.375% 3/15/29	220,000	205,269
Devon Energy Corp.
5.000% 6/15/45	440,000	381,491
5.600% 7/15/41	140,000	131,764
5.850% 12/15/25	120,000	120,910
Diamondback Energy, Inc.
3.250% 12/01/26	140,000	131,537
3.500% 12/01/29	160,000	144,019
Ecopetrol SA
5.875% 5/28/45	770,000	527,554
EOG Resources, Inc.
3.900% 4/01/35	200,000	179,372
4.150% 1/15/26	70,000	68,513
4.375% 4/15/30	60,000	58,670
4.950% 4/15/50	40,000	39,475
Exxon Mobil Corp.
2.992% 3/19/25	340,000	327,553
3.043% 3/01/26	130,000	124,257
3.482% 3/19/30	190,000	178,205
4.227% 3/19/40	205,000	188,960
4.327% 3/19/50	20,000	18,120
KazMunayGas National Co. JSC
5.375% 4/24/30 (a)	200,000	185,502
Marathon Petroleum Corp.
5.125% 12/15/26	185,000	183,176
Occidental Petroleum Corp.
6.125% 1/01/31	85,000	86,309
6.450% 9/15/36	50,000	51,315
6.625% 9/01/30 (b)	60,000	62,346
Petrobras Global Finance BV
5.999% 1/27/28 (b)	760,000	758,742
Pioneer Natural Resources Co.
1.900% 8/15/30	170,000	137,764
Reliance Industries Ltd.
3.625% 1/12/52 (a)	330,000	235,118
Shell International Finance BV
2.750% 4/06/30	240,000	214,298
2.875% 5/10/26	130,000	123,811
3.250% 4/06/50	330,000	245,482

The accompanying notes are an integral part of the financial statements.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Sinopec Group Overseas Development Ltd.
4.375% 4/10/24 (a)	$330,000	$326,413
Southwestern Energy Co.
4.750% 2/01/32	70,000	61,694
5.375% 2/01/29	75,000	70,625
		7,470,649
Oil & Gas Services — 0.1%
Halliburton Co.
2.920% 3/01/30	105,000	92,260
5.000% 11/15/45	100,000	90,481
		182,741
Pharmaceuticals — 3.1%
AbbVie, Inc.
2.600% 11/21/24	880,000	844,336
2.950% 11/21/26	260,000	242,904
3.200% 11/21/29	600,000	542,566
4.700% 5/14/45	25,000	22,841
Bausch Health Cos., Inc.
6.125% 2/01/27 (a)	50,000	32,010
Becton Dickinson & Co.
3.363% 6/06/24	80,000	78,258
Bristol-Myers Squibb Co.
4.350% 11/15/47	220,000	198,920
Cigna Group
3.750% 7/15/23	160,000	159,856
4.125% 11/15/25	100,000	97,350
4.375% 10/15/28	760,000	734,883
4.900% 12/15/48	230,000	214,054
CVS Health Corp.
2.125% 9/15/31	330,000	264,997
4.250% 4/01/50	70,000	57,983
4.300% 3/25/28	580,000	559,363
5.050% 3/25/48	220,000	202,783
Johnson & Johnson
0.550% 9/01/25	120,000	109,676
0.950% 9/01/27	40,000	34,968
3.625% 3/03/37	320,000	287,957
Merck & Co., Inc.
0.750% 2/24/26	200,000	180,723
1.450% 6/24/30	120,000	97,848
Pfizer, Inc.
0.800% 5/28/25	270,000	249,278
1.700% 5/28/30	280,000	232,310
Teva Pharmaceutical Finance Netherlands III BV
3.150% 10/01/26	1,700,000	1,523,278
		6,969,142

	Principal Amount	Value
Pipelines — 2.9%
Cameron LNG LLC
3.302% 1/15/35 (a)	$150,000	$125,041
Energy Transfer LP
3.900% 7/15/26	750,000	712,755
4.750% 1/15/26	240,000	234,613
6.250% 4/15/49	320,000	312,537
Enterprise Products Operating LLC
4.150% 10/16/28	1,030,000	984,707
EQM Midstream Partners LP
4.750% 1/15/31 (a) (b)	140,000	122,638
Kinder Morgan Energy Partners LP
6.950% 1/15/38	355,000	381,233
Kinder Morgan, Inc.
4.300% 3/01/28	110,000	105,132
MPLX LP
4.700% 4/15/48	400,000	328,308
Targa Resources Corp.
4.950% 4/15/52	40,000	33,049
5.200% 7/01/27	170,000	166,903
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.875% 2/01/31	140,000	129,380
Tennessee Gas Pipeline Co. LLC
2.900% 3/01/30 (a)	30,000	25,619
Western Midstream Operating LP
3.350% STEP 2/01/25	240,000	229,411
4.300% STEP 2/01/30	900,000	808,063
5.500% STEP 2/01/50	1,740,000	1,425,182
Williams Cos., Inc.
3.500% 10/15/51	125,000	86,209
3.750% 6/15/27	250,000	235,925
		6,446,705
Real Estate Investment Trusts (REITS) — 0.1%
Crown Castle, Inc.
3.300% 7/01/30	35,000	30,914
WEA Finance LLC/Westfield U.K. & Europe Finance PLC
3.750% 9/17/24 (a)	220,000	207,749
		238,663
Retail — 0.6%
Costco Wholesale Corp.
1.375% 6/20/27	190,000	167,749
1.600% 4/20/30	110,000	91,577
Home Depot, Inc.
2.700% 4/15/30	70,000	62,191
3.300% 4/15/40	120,000	97,443
3.350% 4/15/50	260,000	198,415

The accompanying notes are an integral part of the financial statements.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Lowe’s Cos., Inc.
4.500% 4/15/30	$50,000	$48,607
McDonald’s Corp.
3.500% 7/01/27	300,000	285,595
3.600% 7/01/30	190,000	176,765
4.450% 3/01/47	150,000	134,883
Walmart, Inc.
1.500% 9/22/28	80,000	69,467
1.800% 9/22/31	40,000	33,211
		1,365,903
Semiconductors — 0.7%
Broadcom, Inc.
3.419% 4/15/33 (a)	396,000	331,158
Intel Corp.
1.600% 8/12/28	190,000	163,546
3.050% 8/12/51	100,000	67,016
5.125% 2/10/30	90,000	90,552
Micron Technology, Inc.
5.875% 2/09/33	120,000	119,401
5.875% 9/15/33	30,000	29,728
NVIDIA Corp.
2.850% 4/01/30	90,000	81,614
3.500% 4/01/40	240,000	205,462
3.500% 4/01/50	40,000	32,505
3.700% 4/01/60	170,000	140,155
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.875% 6/18/26	245,000	235,335
Texas Instruments, Inc.
1.750% 5/04/30	110,000	92,375
		1,588,847
Software — 0.5%
Microsoft Corp.
2.400% 8/08/26	770,000	722,640
2.921% 3/17/52	260,000	193,431
3.041% 3/17/62	70,000	51,044
Oracle Corp.
3.850% 4/01/60	340,000	239,630
4.650% 5/06/30	20,000	19,324
		1,226,069
Telecommunications — 2.4%
AT&T, Inc.
1.650% 2/01/28	460,000	395,334
2.750% 6/01/31	160,000	135,001
3.500% 9/15/53	489,000	346,171
3.550% 9/15/55	225,000	157,515
T-Mobile USA, Inc.
2.250% 2/15/26	205,000	188,365

	Principal Amount	Value
2.550% 2/15/31	$60,000	$49,873
3.375% 4/15/29	50,000	45,152
3.400% 10/15/52	230,000	164,141
3.500% 4/15/25	350,000	336,503
3.500% 4/15/31	770,000	679,447
3.875% 4/15/30	430,000	396,145
Telefonica Emisiones SA
5.213% 3/08/47	150,000	130,461
Verizon Communications, Inc.
2.355% 3/15/32	1,290,000	1,037,527
2.650% 11/20/40	25,000	17,390
3.850% 11/01/42	610,000	493,426
3.875% 2/08/29	550,000	515,837
3.875% 3/01/52	525,000	413,840
		5,502,128
Transportation — 0.2%
Union Pacific Corp.
2.150% 2/05/27	50,000	45,662
2.891% 4/06/36	270,000	215,267
3.750% 7/15/25	70,000	67,944
3.750% 2/05/70	150,000	113,453
3.839% 3/20/60	120,000	95,455
		537,781

TOTAL CORPORATE DEBT (Cost $98,240,651)		91,554,993

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 11.0%
Commercial Mortgage-Backed Securities — 5.1%
Bank
Series 2020-BN28, Class AS, 2.140% 3/15/63	380,000	271,991
Series 2022-BNK39, Class AS, 3.181% 2/15/55	302,000	236,235
Series 2017-BNK8, Class A3, 3.229% 11/15/50	266,500	243,084
Benchmark Mortgage Trust
Series 2020-B19, Class AS, 2.148% 9/15/53	380,000	282,230
Series 2020-B18, Class AGNF, 4.139% 7/15/53 (a)	378,000	324,185
BPR Trust
Series 2021-TY, Class A, 1 mo. USD LIBOR + 1.050% 6.243% FRN 9/15/38 (a)	550,000	522,106
Series 2022-OANA, Class A, 1 mo. USD Term SOFR + 1.898% 7.045% FRN 4/15/37 (a)	460,000	446,258

The accompanying notes are an integral part of the financial statements.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
BX Commercial Mortgage Trust
Series 2021-ACNT, Class A, 1 mo. USD LIBOR + .850% 6.044% FRN 11/15/38 (a)	$120,000	$117,002
Series 2021-VOLT, Class F, 1 mo. USD LIBOR + 2.400% 7.593% FRN 9/15/36 (a)	405,000	377,681
Series 2021-21M, Class H, 1 mo. USD LIBOR + 4.010% 9.203% FRN 10/15/36 (a)	295,025	275,483
BX Trust
Series 2019-OC11, Class E, 4.076% VRN 12/09/41 (a) (d)	374,000	298,751
Series 2023-DELC, Class A, 1 mo. USD Term SOFR + 2.690 7.690% FRN 5/15/38 (a)	440,000	438,900
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class XA,
1.140% VRN 1/10/48 (d)	5,207,520	103,516
Citigroup Commercial Mortgage Trust
Series 2019-GC41, Class B, 3.199% 8/10/56	163,000	126,694
Series 2020-420K, Class D, 3.422% VRN 11/10/42 (a) (d)	200,000	145,046
Series 2020-420K, Class E, 3.422% VRN 11/10/42 (a) (d)	200,000	139,922
Series 2017-C4, Class B, 4.096% VRN 10/12/50 (d)	340,000	291,009
CSAIL Commercial Mortgage Trust
Series 2015-C1, Class XA, 0.949% VRN 4/15/50 (d)	7,653,576	63,281
Series 2019-C16, Class B, 3.885% 6/15/52	334,000	266,000
CSMC Trust, Series 2021-B33, Class B,
3.766% VRN 10/10/43 (a) (d)	300,000	220,974
Extended Stay America Trust, Series 2021-ESH, Class A, 1 mo. USD LIBOR + 1.080%
6.274% FRN 7/15/38 (a)	346,946	340,036
GS Mortgage Securities Corp. Trust, Series 2018-RIVR, Class C, 1 mo. USD LIBOR + 1.250%
6.443% FRN 7/15/35 (a)	167,000	111,100
GS Mortgage Securities Trust
Series 2015-GS1, Class XA, 0.903% VRN 11/10/48 (d)	7,576,206	112,187
Series 2014-GC26, Class D, 4.662% VRN 11/10/47 (a) (d)	763,000	479,073
HPLY Trust, Series 2019-HIT, Class F, 1 mo. USD LIBOR + 3.150%
8.343% FRN 11/15/36 (a)	385,138	363,990

	Principal Amount	Value
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2015-JP1, Class XA, 1.048% VRN 1/15/49 (d)	$3,436,091	$60,367
Series 2016-JP2, Class B, 3.460% 8/15/49	174,000	144,185
JPMBB Commercial Mortgage Securities Trust
Series 2015-C30, Class XA, 0.565% VRN 7/15/48 (d)	7,834,388	57,806
Series 2015-C29, Class XA, 0.694% VRN 5/15/48 (d)	5,449,043	46,097
Series 2014-C25, Class XA, 0.952% VRN 11/15/47 (d)	3,599,792	28,327
Series 2015-C28, Class XA, 1.063% VRN 10/15/48 (d)	5,866,725	78,128
Series 2015-C27, Class D, 3.940% VRN 2/15/48 (a) (d)	704,000	405,182
Series 2015-C28, Class B, 3.986% 10/15/48	340,000	303,831
Series 2014-C23, Class D, 4.129% VRN 9/15/47 (a) (d)	391,000	316,502
Series 2013-C17, Class C, 5.048% VRN 1/15/47 (d)	400,000	351,080
Med Trust, Series 2021-MDLN, Class D, 1 mo. USD LIBOR + 2.000%
7.194% FRN 11/15/38 (a)	394,109	375,646
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30, Class A4
2.600% 9/15/49	127,680	116,490
Morgan Stanley Capital I Trust, Series 2015-UBS8, Class XA,
0.999% VRN 12/15/48 (d)	5,635,572	88,029
MSWF Commercial Mortgage Trust, Series 2023-1, Class A4
5.472% 5/15/56	250,000	248,321
MTN Commercial Mortgage Trust, Series 2022-LPFL, Class A, 1 mo. USD Term SOFR + 1.397%
6.544% FRN 3/15/39 (a)	540,000	529,933
SG Commercial Mortgage Securities Trust, Series 2016-C5, Class XA,
2.023% VRN 10/10/48 (d)	3,137,729	118,094
SLG Office Trust, Series 2021-OVA, Class E
2.851% 7/15/41 (a)	260,000	187,123
TTAN, Series 2021-MHC, Class F, 1 mo. USD LIBOR + 2.900%
8.094% FRN 3/15/38 (a)	336,747	317,379

The accompanying notes are an integral part of the financial statements.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class C,
3.865% VRN 3/10/46 (a) (d)	$393,000	$274,673
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS2, Class XA, 0.743% VRN 7/15/58 (d)	9,053,099	87,889
Series 2015-P2, Class XA, 1.079% VRN 12/15/48 (d)	3,495,089	61,352
Series 2019-C53, Class XA, 1.127% VRN 10/15/52 (d)	4,251,268	187,197
Series 2017-C38, Class A4, 3.190% 7/15/50	300,906	271,115
Series 2016-C35, Class B, 3.438% 7/15/48	328,000	273,570
		11,525,050
Other Asset-Backed Securities — 1.6%
Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A, Class B,
5.682% STEP 12/16/41 (a)	693,830	485,029
CLI Funding VI LLC, Series 2020-3A, Class A
2.070% 10/18/45 (a)	172,500	148,817
Dividend Solar Loans LLC, Series 2018-1, Class B
4.290% 7/20/38 (a)	516,078	459,442
Hero Funding Trust, Series 2016-4A, Class A2
4.290% 9/20/47 (a)	97,608	88,226
MACH 1 Cayman Ltd., Series 2019-1, Class A
3.474% 10/15/39 (a)	332,063	279,145
Mosaic Solar Loans LLC
Series 2020-2A, Class B, 2.210% 8/20/46 (a)	269,216	220,329
Series 2017-1A, Class A, 4.450% 6/20/42 (a)	194,420	183,103
Sunnova Helios IV Issuer LLC, Series 2020-AA, Class A
2.980% 6/20/47 (a)	363,734	307,110
Sunnova Helios VII Issuer LLC, Series 2021-C, Class C
2.630% 10/20/48 (a)	442,071	304,403
Textainer Marine Containers VII Ltd., Series 2020-2A, Class A
2.100% 9/20/45 (a)	367,519	319,523
Upstart Securitization Trust, Series 2021-3, Class C
3.280% 7/20/31 (a)	500,000	444,261

	Principal Amount	Value
Vault DI Issuer LLC, Series 2021-1A, Class A2
2.804% 7/15/46 (a)	$500,000	$422,847
Washington Mutural Asset-Backed Certificates Trust, Series 2006-HE5, Class 2A2, 1 mo. USD LIBOR + .360%
3.911% FRN 10/25/36	54,621	18,956
		3,681,191
Student Loans Asset-Backed Securities — 0.5%
College Ave Student Loans LLC, Series 2018-A, Class A1, 1 mo. USD LIBOR + 1.200%
6.350% FRN 12/26/47 (a)	201,412	198,214
Navient Private Education Loan Trust, Series 2020-A, Class A2A
2.460% 11/15/68 (a)	214,305	196,089
SoFi Professional Loan Program LLC
Series 2017-D, Class BFX, 3.610% 9/25/40 (a)	350,000	297,198
Series 2018-B, Class BFX, 3.830% 8/25/47 (a)	500,000	449,723
		1,141,224
Whole Loan Collateral Collateralized Mortgage Obligations — 3.5%
Citigroup Mortgage Loan Trust, Series 2007-AR5, Class 1A2A,
4.193% VRN 4/25/37 (d)	541,474	476,515
Countrywide Home Loans Mortgage Pass-Through Trust
Series 2007-HYB2, Class 3A1, 3.613% VRN 2/25/47 (d)	751,480	653,740
Series 2007-3, Class A21, 6.000% 4/25/37	1,295,237	672,215
Series 2007-14, Class A6, 6.000% 9/25/37	1,153,388	643,590
HarborView Mortgage Loan Trust, Series 2006-11, Class A1A, 1 mo. USD LIBOR + .340%
5.497% FRN 12/19/36	386,467	324,388
Imperial Fund Mortgage Trust, Series 2021-NQM2, Class M1,
2.489% VRN 9/25/56 (a) (d)	1,028,000	632,024
Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 2A1,
3.162% VRN 7/25/35 (d)	222,983	190,671
New Residential Mortgage Loan Trust, Series 2022-NQM4, Class A1,
5.000% STEP 6/25/62 (a)	462,472	451,868
PRKCM Trust, Series 2023-AFC1, Class A1,
6.598% STEP 2/25/58 (a)	437,644	438,975

The accompanying notes are an integral part of the financial statements.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
RBSSP Resecuritization Trust, Series 2009-5, Class 2A3,
6.500% VRN 10/26/37 (a) (d)	$642,250	$283,835
RFMSI Trust, Series 2007-S4, Class A5, 1 mo. USD LIBOR + .600%
6.000% FRN 4/25/37	146,494	115,363
Structured Adjustable Rate Mortgage Loan Trust, Series 2008-1, Class A2,
3.995% VRN 10/25/37 (d)	512,525	396,393
Verus Securitization Trust
Series 2021-4, Class M1, 2.195% VRN 7/25/66 (a) (d)	1,000,000	559,581
Series 2021-R1, Class M1, 2.338% 10/25/63 (a)	1,500,000	1,209,681
Series 2022 - 6, Class A1, 4.910% STEP 6/25/67 (a)	268,573	261,423
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-4, Class 3A5,
6.850% STEP 5/25/36	645,109	535,048
		7,845,310
Whole Loan Collateral Planned Amortization Classes — 0.3%
Countrywide Alternative Loan Trust, Series 2006-19CB, Class A15
6.000% 8/25/36	1,284,756	775,893

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $33,949,883)		24,968,668

SOVEREIGN DEBT OBLIGATIONS — 7.8%
Brazil Notas do Tesouro Nacional Serie F
10.000% 1/01/27 BRL (e)	2,920,000	576,647
10.000% 1/01/33 BRL (e)	3,249,000	620,700
Brazilian Government International Bonds
3.750% 9/12/31	950,000	819,318
5.625% 2/21/47 (b)	300,000	252,013
Colombia Government International Bonds
3.250% 4/22/32	430,000	317,796
4.125% 2/22/42	440,000	279,483
Indonesia Government International Bonds
3.500% 1/11/28	320,000	301,491
Indonesia Treasury Bonds
6.500% 2/15/31 IDR (e)	59,120,000,000	3,973,053
Israel Government International Bonds
2.750% 7/03/30	310,000	273,482

	Principal Amount	Value
Kenya Government International Bonds
6.300% 1/23/34 (a)	$370,000	$278,545
Mexican Bonos
7.750% 11/23/34 MXN (e)	8,220,000	448,169
7.750% 11/13/42 MXN (e)	144,850,000	7,589,541
Mexico Government International Bonds
2.659% 5/24/31	200,000	166,261
3.750% 1/11/28	205,000	194,928
4.280% 8/14/41	450,000	370,199
Nigeria Government International Bonds
7.143% 2/23/30 (a)	210,000	175,683
Pakistan Government International Bonds
2.252% 9/29/32	200,000	152,633
4.300% 4/29/53	200,000	148,473
Peruvian Government International Bonds
6.550% 3/14/37	460,000	515,200
Provincia de Buenos Aires/Government Bonds,
5.250% STEP 9/01/37 (a)	540,000	205,200
		17,721,192

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $16,547,328)		17,658,815

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (f) — 35.8%
Collateralized Mortgage Obligations — 5.4%
Federal Home Loan Mortgage Corp.
Series 5092, Class AP, 2.000% 4/25/41	80,868	70,245
Series 4991, Class QV, 2.000% 9/25/45	93,821	75,680
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates
Series K109, Class A2, 1.558% 4/25/30	100,000	82,594
Series K143, Class A2, 2.350% 3/25/32	100,000	84,572
Series K149, Class A2, 3.530% 8/25/32	400,000	370,100
Series K157, Class A2, 4.200% 5/25/33	200,000	195,762
Series K751, Class A2, 4.412% 3/25/30	100,000	98,771

The accompanying notes are an integral part of the financial statements.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Federal Home Loan Mortgage Corp. REMICS
Series 5085, Class NI, 2.000% 3/25/51	$1,383,802	$161,701
Series 5071, Class IH, 2.500% 2/25/51	250,998	32,672
Series 4481, Class B, 3.000% 12/15/42	997,476	944,106
Series 4483, Class CA, 3.000% 6/15/44	1,652,413	1,537,973
Series 4391, Class MZ, 3.000% 9/15/44	129,975	112,339
Federal National Mortgage Association
Series 2021-65, Class JA, 2.000% 1/25/46	76,353	65,023
Series 2020-57, Class 57, 2.000% 4/25/50	261,044	221,766
Series 2012-118, Class VZ, 3.000% 11/25/42	135,914	122,014
Federal National Mortgage Association REMICS
Series 2018-21, Class PO, 0.010% 4/25/48	650,714	476,354
Series 2021-48, Class NS, 30 day USD SOFR Average + 3.650% 0.129% FRN 8/25/51	1,033,719	34,986
Series 2020-56, Class AQ, 2.000% 8/25/50	300,000	229,627
Series 2014-6, Class Z, 2.500% 2/25/44	126,513	106,397
Series 2018-18, Class ZG, 3.000% 6/25/50	2,574,865	1,825,582
Series 2020-96, Class IN, 3.000% 1/25/51	399,360	63,512
Series 2015-65, Class CZ, 3.500% 9/25/45	131,491	109,850
Series 2018-44, Class PZ, 3.500% 6/25/48	3,105,483	2,818,707
Government National Mortgage Association
Series 2021-103, Class SA, 30 day USD SOFR Average + 3.250% 0.330% FRN 4/20/51	1,229,860	28,532
Series 2022-210, Class IO, 0.695% VRN 7/16/64 (d)	1,491,675	100,565
Series 2022-216, Class IO, 0.751% VRN 7/16/65 (d)	1,494,588	98,206
Series 2020-103, Class AD, 1.450% 1/16/63	293,683	231,048
Series 2022-3, Class B, 1.850% 2/16/61	500,000	284,980
Series 2020-175, Class GI, 2.000% 11/20/50	152,070	16,673

	Principal Amount	Value
Series 2022-113, Class Z, 2.000% 9/16/61	$1,224,221	$644,947
Series 2023-92, Class AH, 2.000% 6/16/64	100,000	79,391
Series 2022-115, Class MI, 2.500% 5/20/51	491,303	50,953
Series 2021-96, Class VI, 2.500% 6/20/51	443,119	59,553
Series 2022-189, Class PT, 2.500% 10/20/51	96,679	80,547
Series 2021-176, Class IN, 2.500% 10/20/51	533,941	71,862
Series 2022-99, Class JW, 2.500% 1/20/52	100,000	80,547
Series 2021-58, Class BI, 3.000% 3/20/51	652,057	97,047
Series 2021-98, Class IG, 3.000% 6/20/51	968,231	148,543
Series 2021-137, Class IQ, 3.000% 8/20/51	1,330,886	199,417
Series 2022-220, Class E, 3.000% VRN 10/16/64 (d)	100,000	75,061
Series 2021-117, Class ID, 3.500% 6/20/51	728,064	109,978
		12,298,183
Pass-Through Securities — 28.7%
Federal Home Loan Mortgage Corp.
Pool #RB5084 1.500% 11/01/40	454,160	376,487
Pool #RB5110 1.500% 5/01/41	505,021	416,914
Pool #RB5117 1.500% 7/01/41	427,582	351,381
Pool #RA4537 1.500% 2/01/51	85,503	66,337
Pool #RB5131 2.000% 10/01/41	87,004	73,864
Pool #RB5138 2.000% 12/01/41 (g)	444,040	376,977
Pool #SC0313 2.000% 1/01/42	475,728	401,798
Pool #QK1354 2.000% 2/01/42	89,738	75,792
Pool #RB5145 2.000% 2/01/42	726,650	613,726
Pool #SC0384 2.000% 4/01/42	298,087	253,439
Pool #SC0319 2.000% 4/01/42 (g)	94,977	80,633
Pool #RB5153 2.000% 4/01/42	92,745	78,332
Pool #QB3535 2.000% 9/01/50 (g)	521,844	427,864
Pool #QB4985 2.000% 11/01/50	75,410	62,065
Pool #SD8146 2.000% 5/01/51	588,701	480,841
Pool #RA5731 2.000% 8/01/51	174,213	142,893
Pool #SD0715 2.000% 9/01/51	1,827,168	1,510,672
Pool #QD2129 2.000% 11/01/51	917,726	749,297
Pool #QD3960 2.000% 1/01/52	368,822	302,170
Pool #RB5149 2.500% 3/01/42	90,980	79,779
Pool #QK1449 2.500% 4/01/42	182,832	159,808
Pool #G08520 2.500% 1/01/43	494,382	429,870
Pool #SD7521 2.500% 7/01/50	204,289	175,882

The accompanying notes are an integral part of the financial statements.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #SD7525 2.500% 10/01/50	$642,889	$553,494
Pool #RA3913 2.500% 11/01/50	235,396	202,480
Pool #RA4142 2.500% 12/01/50	296,664	255,088
Pool #SD7534 2.500% 2/01/51	151,800	131,000
Pool #SD8129 2.500% 2/01/51	66,130	56,304
Pool #QC7086 2.500% 9/01/51	608,582	516,635
Pool #QC9443 2.500% 10/01/51	179,711	152,728
Pool #SD0777 2.500% 11/01/51	89,138	75,953
Pool #SD0857 2.500% 1/01/52 (g)	462,158	394,355
Pool #SD7554 2.500% 4/01/52	1,105,162	945,442
Pool #SD1749 2.500% 4/01/52	95,170	81,267
Pool #QK1512 3.000% 5/01/42	180,567	162,432
Pool #RA2797 3.000% 6/01/50	55,328	48,890
Pool #QC3242 3.000% 6/01/51	483,510	430,266
Pool #SD8174 3.000% 10/01/51	2,186,594	1,929,234
Pool #SD0781 3.000% 11/01/51	84,405	74,418
Pool #QD7333 3.000% 2/01/52	92,760	82,016
Pool #QD6216 3.000% 2/01/52	93,732	82,876
Pool #G08632 3.500% 3/01/45	631,143	586,405
Pool #SD1549 3.500% 4/01/52	94,458	86,236
Pool #SD8214 3.500% 5/01/52	281,335	256,472
Pool #SD1936 3.500% 6/01/52	291,350	265,966
Pool #SD2866 4.000% 7/01/49	99,019	94,466
Pool #SD1218 4.000% 7/01/49	858,832	817,728
Pool #SD2549 4.000% 7/01/52	96,057	91,339
Pool #SD7560 4.000% 2/01/53	195,928	185,724
Pool #SD2792 4.500% 3/01/47	97,397	95,709
Pool #SD1143 4.500% 9/01/50	1,220,521	1,189,785
Pool #SD0615 4.500% 1/01/51	89,109	86,838
Pool #SD1807 4.500% 7/01/52	96,940	93,613
Pool #SD2443 4.500% 10/01/52	98,788	94,996
Pool #SD1775 4.500% 11/01/52	193,259	186,324
Pool #SD2394 4.500% 11/01/52	98,834	95,009
Pool #QF3213 4.500% 11/01/52	95,716	92,213
Pool #SD2355 4.500% 12/01/52	96,939	93,188
Pool #SD1305 5.000% 7/01/52	647,357	637,336
Pool #QF5465 5.000% 12/01/52	98,167	96,463
Pool #SD2374 5.000% 1/01/53	98,597	96,886
Pool #SD2395 5.000% 1/01/53	95,567	93,789
Pool #SD2591 5.000% 3/01/53	98,232	96,650
Pool #RA8790 5.000% 4/01/53	199,536	195,636
Pool #SD2138 5.500% 1/01/53	98,021	97,895
Pool #SD2723 5.500% 3/01/53	99,573	99,638
Pool #SD2688 5.500% 4/01/53	98,883	98,731
Pool #SD2511 5.500% 4/01/53	99,498	99,273
Pool #QF9985 5.500% 4/01/53	98,532	98,160
Pool #QG1295 5.500% 4/01/53	99,803	99,513
Pool #SD2762 5.500% 5/01/53	99,018	98,866
Pool #SD2756 5.500% 5/01/53	98,098	97,889

	Principal Amount	Value
Pool #SD2892 5.500% 5/01/53	$99,009	$98,857
Pool #SD2284 6.000% 12/01/52	95,460	96,842
Pool #SD2578 6.000% 3/01/53	194,781	196,851
Pool #SD2452 6.500% 2/01/53	97,290	99,830
Pool #RA8904 6.500% 4/01/53	197,320	202,410
Pool #RA9081 6.500% 5/01/53	99,881	102,926
Federal National Mortgage Association
Pool #MA4519 1.500% 1/01/42	90,938	74,305
Pool #MA4236 1.500% 1/01/51	84,111	65,258
Pool #MA4280 1.500% 3/01/51	307,756	238,772
Pool #FP0028 2.000% 8/01/40	99,224	84,797
Pool #MA4474 2.000% 11/01/41	87,670	74,429
Pool #MA4501 2.000% 12/01/41	88,926	75,495
Pool #MA4540 2.000% 2/01/42	90,297	76,265
Pool #MA4606 2.000% 5/01/42	278,658	235,353
Pool #BQ3331 2.000% 8/01/50	77,745	63,744
Pool #CA7023 2.000% 9/01/50	75,075	61,719
Pool #BQ4926 2.000% 10/01/50	75,391	61,814
Pool #CA7224 2.000% 10/01/50	149,279	122,722
Pool #CA8779 2.000% 2/01/51	164,391	134,529
Pool #BR4052 2.000% 2/01/51	79,626	65,436
Pool #CA9220 2.000% 2/01/51	336,107	275,052
Pool #FM9441 2.000% 4/01/51	86,606	70,900
Pool #MA4305 2.000% 4/01/51	499,936	409,276
Pool #MA4325 2.000% 5/01/51	254,948	208,237
Pool #FM9489 2.000% 11/01/51	90,603	74,172
Pool #BU2591 2.000% 12/01/51	93,086	75,973
Pool #FS2040 2.000% 2/01/52	94,033	76,775
Pool #FS4270 2.000% 3/01/52	98,248	80,770
Pool #BS4941 2.460% 4/01/32	978,200	834,825
Pool #MA4571 2.500% 3/01/42	90,325	79,204
Pool #BV7697 2.500% 4/01/42	375,175	327,930
Pool #MA4587 2.500% 4/01/42	183,849	160,697
Pool #MA4607 2.500% 5/01/42	91,939	80,361
Pool #FM4052 2.500% 9/01/50	2,457,555	2,115,825
Pool #MA4256 2.500% 2/01/51	1,638,295	1,392,310
Pool #FS1924 2.500% 3/01/51	89,160	75,884
Pool #MA4306 2.500% 4/01/51	154,325	131,105
Pool #FS1111 2.500% 5/01/51	89,199	75,890
Pool #CB0458 2.500% 5/01/51	484,680	411,755
Pool #FM7673 2.500% 6/01/51 (g)	328,332	280,779
Pool #BT5574 2.500% 8/01/51	83,751	71,035
Pool #FS0028 2.500% 9/01/51	88,196	75,422
Pool #BU3295 2.500% 10/01/51	171,250	145,376
Pool #FM8786 2.500% 10/01/51	86,874	74,291
Pool #FM9195 2.500% 10/01/51	174,434	148,243
Pool #FS0549 2.500% 2/01/52	275,291	234,903
Pool #BU1322 2.500% 2/01/52	91,904	78,220
Pool #FS2595 2.500% 3/01/52	186,242	159,035

The accompanying notes are an integral part of the financial statements.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #FS3368 2.500% 3/01/52	$96,577	$82,408
Pool #FS1626 2.500% 4/01/52	187,590	159,952
Pool #BF0546 2.500% 7/01/61	619,833	513,693
Pool #BF0560 2.500% 9/01/61	91,345	75,703
Pool #FS1542 3.000% 4/01/42	178,182	160,286
Pool #CB3542 3.000% 5/01/42	90,187	81,129
Pool #MA4643 3.000% 5/01/42	92,747	83,432
Pool #MA4632 3.000% 6/01/42	374,794	337,152
Pool #MA2248 3.000% 4/01/45	277,283	247,095
Pool #AS7661 3.000% 8/01/46	286,290	253,959
Pool #FM9934 3.000% 12/01/48	879,371	788,030
Pool #FM9564 3.000% 2/01/50	1,021,531	913,509
Pool #CA7531 3.000% 10/01/50	75,403	67,312
Pool #FM8480 3.000% 11/01/50	64,528	57,240
Pool #FM9464 3.000% 11/01/51	167,956	149,513
Pool #BU1421 3.000% 1/01/52	90,162	79,973
Pool #FS1171 3.000% 1/01/52	443,450	391,291
Pool #FS2463 3.000% 2/01/52	562,359	497,224
Pool #FS1289 3.000% 3/01/52	448,135	400,711
Pool #FS1374 3.000% 3/01/52	91,691	80,848
Pool #CB3833 3.000% 6/01/52	93,736	82,806
Pool #CB3386 3.500% 4/01/42	91,454	85,158
Pool #MA3210 3.500% 12/01/47	188,313	173,878
Pool #FM7100 3.500% 6/01/50	119,354	110,438
Pool #FS1240 3.500% 12/01/51	87,386	80,095
Pool #FS1237 3.500% 12/01/51	259,738	239,989
Pool #FS1241 3.500% 1/01/52	93,655	85,941
Pool #FS1462 3.500% 1/01/52	178,142	164,598
Pool #FS1118 3.500% 3/01/52	88,070	80,403
Pool #FS1092 3.500% 4/01/52	546,950	500,599
Pool #FS1454 3.500% 4/01/52	186,017	170,211
Pool #FS1555 3.500% 4/01/52	186,707	171,024
Pool #CB3282 3.500% 4/01/52	183,121	167,166
Pool #BV8546 3.500% 5/01/52	181,733	167,490
Pool #FS1556 3.500% 5/01/52	738,213	681,104
Pool #FS1866 3.500% 5/01/52	95,460	87,322
Pool #FS3339 3.500% 6/01/52	288,547	263,407
Pool #CB3899 3.500% 6/01/52	470,232	428,674
Pool #BS6565 3.740% 9/01/32	100,000	94,690
Pool #BS6215 3.840% 7/01/32	100,000	95,578
Pool #BS6949 3.980% 10/01/32	100,000	94,843
Pool #FM3049 4.000% 4/01/44	210,758	202,120
Pool #AX2501 4.000% 10/01/44	595,351	568,532
Pool #CA2472 4.000% 10/01/48	58,843	55,788
Pool #CA5371 4.000% 3/01/50	56,557	53,395
Pool #FS4645 4.000% 11/01/51	98,157	92,348
Pool #FM9413 4.000% 11/01/51	70,632	66,452
Pool #FS4108 4.000% 12/01/51	98,942	93,147
Pool #CB3272 4.000% 4/01/52	184,912	174,819

	Principal Amount	Value
Pool #CB3320 4.000% 4/01/52	$373,875	$352,768
Pool #CB3384 4.000% 4/01/52	86,099	80,889
Pool #CB3614 4.000% 5/01/52	91,993	86,972
Pool #FS2023 4.000% 5/01/52	193,169	182,506
Pool #FS2442 4.000% 7/01/52	191,099	180,191
Pool #FM1263 4.500% 7/01/49	41,401	40,335
Pool #FS4480 4.500% 3/01/50	97,343	95,865
Pool #MA4031 4.500% 5/01/50	23,349	22,756
Pool #FS0067 4.500% 9/01/51	71,786	69,732
Pool #FS2914 4.500% 9/01/52	95,612	92,420
Pool #BX2186 4.500% 11/01/52	97,896	94,106
Pool #FS3977 4.500% 11/01/52	97,593	93,816
Pool #FS3836 4.500% 1/01/53	96,121	92,401
Pool #CB5892 4.500% 3/01/53	97,434	93,663
Pool #CB3880 5.000% 6/01/52	92,647	91,444
Pool #BW0048 5.000% 7/01/52	91,288	89,660
Pool #FS3978 5.000% 1/01/53	97,527	95,712
Pool #FS3941 5.000% 2/01/53	99,529	97,801
Pool #FS4308 5.000% 4/01/53	95,958	94,083
Pool #FS3672 5.500% 2/01/53	98,323	98,197
Pool #FS4166 5.500% 4/01/53	99,440	99,063
Pool #CB6322 5.500% 5/01/53	99,218	99,283
Pool #FS4805 5.500% 5/01/53	99,863	99,931
Pool #FS4454 6.000% 4/01/53	98,630	99,633
Pool #FS4573 6.000% 5/01/53	197,334	200,191
Pool #CB5497 6.500% 1/01/53	284,894	293,578
Pool #BX7702 6.500% 2/01/53	95,231	97,420
Government National Mortgage Association
Pool #MA7704 2.000% 11/20/51	88,798	74,635
Pool #MA7193 2.500% 2/20/51	390,708	339,538
Pool #785565 2.500% 6/20/51	85,420	73,131
Pool #785568 2.500% 8/20/51	84,622	72,449
Pool #785657 2.500% 10/20/51	175,490	150,244
Pool #785663 2.500% 10/20/51	85,089	72,848
Pool #785667 2.500% 10/20/51	87,847	75,209
Pool #785762 2.500% 11/20/51	89,640	76,744
Pool #785789 2.500% 12/20/51	89,087	76,271
Pool #785821 2.500% 12/20/51	90,891	77,816
Pool #MA5763 4.000% 2/20/49	159,443	152,646
Pool #MA5817 4.000% 3/20/49	66,277	63,451
Pool #MA5876 4.000% 4/20/49	52,664	50,402
Pool #MA8045 4.000% 5/20/52	190,220	179,882
Pool #CK9592 4.000% 6/20/52	95,534	90,686
Pool #786429 4.000% 6/20/52	96,483	92,461
Pool #MA5652 4.500% 12/20/48	35,434	34,676
Pool #MA5764 4.500% 2/20/49	95,774	93,665
Pool #MA8046 4.500% 5/20/52	189,688	183,066
Pool #786366 4.500% 8/20/52	193,537	187,280

The accompanying notes are an integral part of the financial statements.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #MA8268 4.500% 9/20/52	$194,285	$187,563
Pool #786335 4.500% 9/20/52	193,759	188,040
Pool #786340 5.000% 9/20/52	96,969	96,345
Pool #786526 5.000% 10/20/52	97,960	96,718
Pool #MA8428 5.000% 11/20/52	196,004	192,784
Pool #786535 5.500% 2/20/53	198,904	199,569
Pool #MA8727 6.000% 3/20/53	99,077	99,820
Government National Mortgage Association II
Pool #MA7135 2.000% 1/20/51	73,212	61,661
Pool #MA7192 2.000% 2/20/51	1,116,072	939,978
Pool #MA7471 2.000% 7/20/51	165,967	139,599
Pool #MA7648 2.000% 10/20/51	87,790	73,842
Pool #MA7826 2.000% 1/20/52	90,950	76,330
Pool #BS8546 2.500% 12/20/50	72,717	62,256
Pool #MA7136 2.500% 1/20/51	63,324	55,031
Pool #785662 2.500% 10/20/51	2,303,486	1,971,388
Pool #785764 2.500% 11/20/51	659,350	565,115
Pool #MA7368 3.000% 5/20/51	203,885	182,979
Pool #MA7590 3.000% 9/20/51	1,444,140	1,295,501
Pool #MA7650 3.000% 10/20/51	416,019	373,200
Pool #MA7706 3.000% 11/20/51	172,235	154,508
Pool #MA7828 3.000% 1/20/52	88,873	79,656
Pool #MA8486 3.000% 12/20/52	481,066	430,162
Pool #MA6711 3.500% 6/20/50	292,822	273,291
Pool #MA6997 3.500% 11/20/50	352,315	328,705
Pool #MA7883 3.500% 2/20/52	640,195	591,992
Pool #MA7989 3.500% 4/20/52	470,798	434,909
Pool #786216 3.500% 6/20/52	188,270	172,609
Pool #MA8487 3.500% 12/20/52	196,327	181,085
Pool #MA5078 4.000% 3/20/48	181,235	173,679
Pool #MA5193 4.500% 5/20/48	29,275	28,667
Pool #MA5265 4.500% 6/20/48	84,761	83,001
Pool #MA5399 4.500% 8/20/48	73,481	71,932
Pool #MA5711 4.500% 1/20/49	75,700	74,056
Pool #MA5818 4.500% 3/20/49	158,610	155,167
Pool #MA5194 5.000% 5/20/48	19,604	19,601
Pool #MA5597 5.000% 11/20/48	40,169	40,125
Pool #MA5653 5.000% 12/20/48	48,833	48,702
Pool #MA5712 5.000% 1/20/49	38,283	38,180
Pool #MA5878 5.000% 4/20/49	19,762	19,709
Pool #MA8348 5.000% 10/20/52	97,450	95,909
Pool #786474 5.000% 1/20/53	98,020	97,389
Pool #786544 5.000% 2/20/53	99,219	98,085
Pool #MA8429 5.500% 11/20/52	294,491	293,542

	Principal Amount	Value
Government National Mortgage Association II TBA
2.000% 7/20/53 (g)	$200,000	$167,928
3.000% 7/20/53 (g)	300,000	268,006
3.500% 7/20/53 (g)	200,000	184,546
4.000% 7/20/53 (g)	600,000	567,317
4.500% 7/20/53 (g)	1,100,000	1,061,351
5.000% 7/20/53 (g)	1,200,000	1,179,053
Uniform Mortgage-Backed Security TBA
2.000% 7/13/53 (g)	2,500,000	2,037,216
2.500% 7/13/53 (g)	800,000	677,969
4.000% 7/13/53 (g)	600,000	562,922
4.510% 8/01/33 (g) (j) (k)	100,000	100,758
5.000% 7/13/53 (g)	100,000	97,973
6.000% 7/13/53 (g)	200,000	201,742
		64,790,186
Whole Loans — 1.7%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes, Series 2022-DNA2, Class M1B, 30 day USD SOFR Average + 2.400%
7.467% FRN 2/25/42 (a)	1,864,000	1,841,507
Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2022-R04, Class 1M2, 30 day USD SOFR Average + 3.100%
8.167% FRN 3/25/42 (a)	2,000,000	2,030,814
		3,872,321

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $86,610,588)		80,960,690

U.S. TREASURY OBLIGATIONS — 1.7%
U.S. Treasury Bonds & Notes — 1.7%
U.S. Treasury Bonds
2.000% 8/15/51	410,000	278,978
3.625% 2/15/53	640,000	613,354
3.875% 5/15/43	110,000	107,403
U.S. Treasury Inflation Index
1.125% 1/15/33	2,749,275	2,633,424

The accompanying notes are an integral part of the financial statements.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Notes
3.375% 5/15/33	$55,000	$53,059
3.625% 3/31/28	60,000	58,588
4.000% 2/29/28	20,000	19,851
		3,764,657

TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,901,014)		3,764,657

TOTAL BONDS & NOTES (Cost $246,364,700)		225,733,916

TOTAL PURCHASED OPTIONS(#) — 0.2% (Cost $316,256)		425,369

TOTAL LONG-TERM INVESTMENTS (Cost $246,680,956)		226,159,285

SHORT-TERM INVESTMENTS — 2.2%
Discount Notes — 0.4%
Federal Home Loan Banks, 5.115%, due 7/28/23 (h)	800,000	797,354

	Number of Shares
Investment of Cash Collateral from Securities Loaned — 1.0%
State Street Navigator Securities Lending Government Money Market Portfolio (i)	2,207,783	2,207,783

	Principal Amount	Value
Repurchase Agreement — 0.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/23, 1.520%, due 7/03/23 (l)	$705,443	$705,443
U.S. Treasury Bill — 0.5%
U.S. Treasury Bills
4.788% 7/18/23 (h)	1,070,000	1,067,761

TOTAL SHORT-TERM INVESTMENTS (Cost $4,777,879)		4,778,341

TOTAL INVESTMENTS — 102.2% (Cost $251,458,835) (m)		230,937,626

Other Assets/(Liabilities) — (2.2)%		(4,901,409)

NET ASSETS — 100.0%		$226,036,217

Abbreviation Legend

FRN	Floating Rate Note
REMICS	Real Estate Mortgage Investment Conduits
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)

Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2023, the aggregate market value of these securities amounted to $36,514,278 or 16.15% of net assets.

(b)

Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2023, was $2,861,557 or 1.27% of net assets. The Fund received $731,556 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)	Security is perpetual and has no stated maturity date.
(d)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at June 30, 2023.

(e)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(f)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.

The accompanying notes are an integral part of the financial statements.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)

(g)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(h)	The rate shown represents yield-to-maturity.
(i)	Represents investment of security lending cash collateral. (Note 2).
(j)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30,2023, these securities amounted to a value of $100,758 or 0.04% of net assets.

(k)	Investment is valued using significant unobservable inputs.
(l)

Maturity value of $705,533. Collateralized by U.S. Government Agency obligations with a rate of 4.250%, maturity date of 10/15/25, and an aggregate market value, including accrued interest, of $719,627.

(m)	See Note 6 for aggregate cost for federal tax purposes.

(#) OTC Options Purchased

Description	Counterparty	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Put
USD Put AUD Call	Bank of America N.A.*	8/25/23	0.68	2,260,000	USD	2,260,000	$15,594	$19,671	$(4,077)

(#) Exchange-Traded Options Purchased

Description	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Call
SOFR 1 Year Mid Curve Future	9/15/23	96.75	216	USD	51,640,200	$32,400	$50,404	$(18,004)
Put
U.S. Treasury Note 5 Year Future	7/07/23	107.20	96	USD	10,281,000	$38,250	$41,900	$(3,650)
SOFR 1 Year Mid Curve Future	7/14/23	95.25	472	USD	112,843,400	41,300	20,566	20,734
SOFR 1 Year Mid Curve Future	7/14/23	95.38	100	USD	23,907,500	15,000	10,210	4,790
SOFR 1 Year Mid Curve Future	10/13/23	97.00	46	USD	11,037,125	127,075	50,072	77,003
SOFR 1 Year Mid Curve Future	12/15/23	95.88	40	USD	9,597,500	41,750	35,996	5,754
SOFR 1 Year Mid Curve Future	12/15/23	96.00	95	USD	22,794,063	114,000	87,437	26,563
						$377,375	$246,181	$131,194
						$409,775	$296,585	$113,190

OTC Options Written

Description	Counterparty	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Put
USD Put MXN Call	Goldman Sachs & Co.*	8/31/23	16.86	1,140,000	USD	1,140,000	$(5,700)	$(6,361)	$661
USD Put MXN Call	JP Morgan Chase Bank N.A.*	8/25/23	16.87	1,140,000	USD	1,140,000	(5,586)	(6,213)	627
USD Put MXN Call	Morgan Stanley & Co. LLC*	8/29/23	16.85	1,140,000	USD	1,140,000	(5,472)	(6,256)	784
							$(16,758)	$(18,830)	$2,072

The accompanying notes are an integral part of the financial statements.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

Exchange-Traded Options Written

Description	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Call
U.S. Treasury Note 10 Year Future	7/21/23	114.00	46	USD	5,164,219	$(7,906)	$(35,873)	$27,967
U.S. Treasury Note 5 Year Future	7/21/23	109.00	47	USD	5,033,406	(2,938)	(27,404)	24,466
3 Month SOFR Future	6/14/24	97.50	92	USD	21,905,200	(30,475)	(82,782)	52,307
3 Month SOFR Future	9/13/24	97.00	72	USD	17,213,400	(50,850)	(56,549)	5,699
						$(92,169)	$(202,608)	$110,439
Put
U.S. Treasury Note 10 Year Future	7/21/23	112.50	46	USD	5,164,219	$(38,094)	$(35,343)	$(2,751)
U.S. Treasury Note 5 Year Future	7/21/23	108.00	47	USD	5,033,406	(52,141)	(29,013)	(23,128)
SOFR 1 Year Mid Curve Future	10/13/23	96.25	46	USD	11,037,125	(62,100)	(16,616)	(45,484)
SOFR 1 Year Mid Curve Future	10/13/23	96.50	46	USD	11,037,125	(81,650)	(24,678)	(56,972)
SOFR 1 Year Mid Curve Future	12/15/23	95.25	80	USD	19,195,000	(36,000)	(31,832)	(4,168)
SOFR 1 Year Mid Curve Future	12/15/23	95.38	190	USD	45,588,125	(103,313)	(79,301)	(24,012)
3 Month SOFR Future	6/14/24	94.50	305	USD	72,620,500	(188,719)	(106,210)	(82,509)
						$(562,017)	$(322,993)	$(239,024)
						$(654,186)	$(525,601)	$(128,585)

Forward contracts

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
BNP Paribas SA*	7/18/23	EUR	2,175,728	USD	2,386,650	$(11,005)
BNP Paribas SA*	7/18/23	CAD	6,299,469	USD	4,684,305	71,808
Citibank N.A.*	7/18/23	USD	403,642	AUD	595,000	7,138
Goldman Sachs & Co.*	7/18/23	USD	50,218	JPY	7,237,000	(34)
Goldman Sachs & Co.*	7/18/23	ZAR	6,598,022	USD	365,831	(15,712)
Goldman Sachs & Co.*	7/18/23	JPY	912,738,301	USD	7,018,487	(680,683)
Goldman Sachs & Co.*	9/05/23	MXN	5,190,000	USD	300,000	(331)
JP Morgan Chase Bank N.A.*	7/18/23	USD	1,445,705	IDR	21,656,660,000	1,377
Morgan Stanley & Co. LLC*	7/18/23	USD	1,332,507	CNH	9,115,681	77,343
Morgan Stanley & Co. LLC*	7/18/23	USD	302,545	GBP	242,609	(5,594)
Morgan Stanley & Co. LLC*	7/18/23	AUD	9,644,165	USD	6,478,023	(51,224)
Morgan Stanley & Co. LLC*	7/18/23	USD	1,388,358	EUR	1,271,508	17
Morgan Stanley & Co. LLC*	7/18/23	USD	662,216	AUD	989,551	2,787
Morgan Stanley & Co. LLC*	7/18/23	USD	284,075	MXN	4,865,000	563
Morgan Stanley & Co. LLC*	7/18/23	NOK	12,348,502	EUR	1,081,997	(30,443)
Morgan Stanley & Co. LLC*	7/18/23	MXN	17,562,029	USD	971,912	51,529
						$(582,464)

The accompanying notes are an integral part of the financial statements.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation (Depreciation)
Long
Euro-OAT	9/07/23	15	$2,105,622	$(3,970)
Australia Treasury Bond 10 Year	9/15/23	36	2,820,521	(34,546)
3 Month SOFR	9/19/23	1	241,415	(4,465)
U.S. Treasury Ultra Bond	9/20/23	234	31,605,385	269,803
UK Long Gilt	9/27/23	14	1,727,706	(33,273)
U.S. Treasury Note 5 Year	9/29/23	306	33,090,544	(319,856)
3 Month SOFR	3/18/25	92	22,123,556	(49,306)
3 Month SOFR	3/17/26	23	5,542,170	8,593
				$(167,020)
Short
Euro-Buxl 30 Year Bond	9/07/23	2	$(301,867)	$(2,796)
Japanese 10 Year Bond	9/12/23	4	(4,100,189)	(17,764)
U.S. Treasury Long Bond	9/20/23	53	(6,769,002)	42,971
U.S. Treasury Note 10 Year	9/20/23	75	(8,482,905)	62,983
U.S. Treasury Ultra 10 Year	9/20/23	74	(8,873,092)	108,717
U.S. Treasury Note 2 Year	9/29/23	101	(20,870,535)	332,816
3 Month SOFR	3/19/24	141	(33,754,395)	393,795
				$920,722

Centrally Cleared Credit Default Swaps - Buy Protection

Reference Obligation/Index	Rate Paid by Fund	Payment Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY Series 40†	5.000%	Quarterly	6/20/28	USD	272,200	$(7,536)	$(4,457)	$(3,079)

Centrally Cleared Credit Default Swaps - Sell Protection††

Reference Obligation/ Index	Rate Received by Fund	Payment Frequency	Termination Date	Credit Rating	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG Series 40†	1.000%	Quarterly	6/20/28	BBB**	USD	35,361,000	$528,435	$282,844	$245,591

The accompanying notes are an integral part of the financial statements.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
12-Month USD SOFR	Annually	Fixed 4.100%	Annually	3/10/26	USD	18,692,000	$(18,730)	$225,325	$(244,055)
12-Month USD SOFR	Annually	Fixed 2.980%	Annually	11/30/27	USD	12,090,000	(447,277)	2,346	(449,623)
12-Month USD SOFR	Annually	Fixed 3.450%	Annually	11/30/27	USD	17,596,000	(334,425)	(2,370)	(332,055)
Fixed 2.850%	Annually	12-Month USD SOFR	Annually	2/15/29	USD	948,000	46,537	(12,109)	58,646
Fixed 3.270%	Annually	12-Month USD SOFR	Annually	4/30/29	USD	3,151,000	87,745	22,078	65,667
Fixed 3.250%	Annually	12-Month USD SOFR	Annually	9/30/29	USD	2,107,000	59,444	980	58,464
Fixed 3.400%	Annually	12-Month USD SOFR	Annually	3/10/34	USD	4,169,000	(5,778)	(70,098)	64,320
Fixed 3.050%	Annually	12-Month USD SOFR	Annually	2/15/48	USD	10,646,000	447,355	208,368	238,987
							$(165,129)	$374,520	$(539,649)

*	Contracts are subject to a master netting agreement or similar agreement.
**

Rating is determined by Western Asset Management Company and represents a weighted average of the ratings of all securities included in the underlying index for the credit default swap. Ratings used in the weighted average are from Moody’s Investors Service, Inc., S&P Global Ratings, or Fitch Ratings, whichever is the highest for each constituent. All ratings are as of the report date and do not reflect subsequent changes.

†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.
††

For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent S&P Global Ratings or Western Asset Management Company’s rating category, as applicable. The reference entity rating represents the likelihood of a potential payment by the Fund if the referenced entity experiences a credit event as of period end. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.

Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNH	Offshore Chinese Yuan
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
USD	U.S. Dollar
ZAR	South African Rand

The accompanying notes are an integral part of the financial statements.

MML Equity Fund – Portfolio of Investments
June 30, 2023 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.2%
COMMON STOCK — 99.2%
Basic Materials — 2.2%
Chemicals — 1.0%
Dow, Inc.	38,600	$2,055,836
Eastman Chemical Co.	6,600	552,552
FMC Corp.	6,600	688,644
LyondellBasell Industries NV Class A	18,308	1,681,223
Nutrien Ltd.	43,675	2,579,009
Olin Corp.	7,702	395,806
		7,953,070
Forest Products & Paper — 0.1%
International Paper Co.	15,900	505,779
Iron & Steel — 0.8%
Cleveland-Cliffs, Inc. (a)	23,500	393,860
Nucor Corp.	20,700	3,394,386
Reliance Steel & Aluminum Co.	4,500	1,222,155
Steel Dynamics, Inc.	14,600	1,590,378
U.S. Steel Corp.	13,300	332,633
		6,933,412
Mining — 0.3%
Freeport-McMoRan, Inc.	33,500	1,340,000
Newmont Corp.	23,700	1,011,042
		2,351,042
		17,743,303
Communications — 6.3%
Advertising — 0.3%
Interpublic Group of Cos., Inc.	22,300	860,334
Omnicom Group, Inc.	14,600	1,389,190
		2,249,524
Internet — 1.4%
Alphabet, Inc. Class C (a)	36,422	4,405,969
Amazon.com, Inc. (a)	31,000	4,041,160
Booking Holdings, Inc. (a)	957	2,584,216
		11,031,345
Media — 1.6%
Comcast Corp. Class A	245,500	10,200,525
Fox Corp. Class A	23,700	805,800
Nexstar Media Group, Inc. Class A	2,100	349,755
Walt Disney Co. (a)	12,900	1,151,712
		12,507,792
Telecommunications — 3.0%
AT&T, Inc.	399,700	6,375,215
Cisco Systems, Inc.	231,100	11,957,114
Corning, Inc.	47,600	1,667,904
T-Mobile U.S., Inc. (a)	15,300	2,125,170

	Number of Shares	Value
Verizon Communications, Inc.	43,000	$1,599,170
		23,724,573
		49,513,234
Consumer, Cyclical — 7.3%
Apparel — 0.2%
Levi Strauss & Co. Class A (b)	5,600	80,808
Ralph Lauren Corp.	2,350	289,755
Skechers USA, Inc. Class A (a)	7,400	389,684
Tapestry, Inc.	13,300	569,240
		1,329,487
Auto Manufacturers — 1.7%
Cummins, Inc.	10,900	2,672,244
Ford Motor Co.	267,300	4,044,249
General Motors Co.	112,500	4,338,000
PACCAR, Inc.	29,213	2,443,668
		13,498,161
Auto Parts & Equipment — 0.1%
BorgWarner, Inc.	13,300	650,503
Lear Corp.	3,300	473,715
		1,124,218
Distribution & Wholesale — 0.3%
Ferguson PLC	9,400	1,478,714
LKQ Corp.	21,000	1,223,670
		2,702,384
Home Builders — 1.1%
D.R. Horton, Inc.	25,500	3,103,095
Lennar Corp. Class A	19,200	2,405,952
NVR, Inc. (a)	190	1,206,618
PulteGroup, Inc.	18,600	1,444,848
Toll Brothers, Inc.	3,300	260,931
		8,421,444
Leisure Time — 0.1%
Brunswick Corp.	5,300	459,192
Polaris, Inc.	3,200	386,976
		846,168
Lodging — 0.1%
Boyd Gaming Corp.	5,898	409,144
Retail — 3.7%
AutoNation, Inc. (a)	6,100	1,004,121
AutoZone, Inc. (a)	700	1,745,352
Bath & Body Works, Inc.	23,000	862,500
Best Buy Co., Inc.	23,000	1,884,850
Home Depot, Inc.	3,400	1,056,176
Lithia Motors, Inc.	1,000	304,110
Lowe’s Cos., Inc.	50,500	11,397,850
McDonald’s Corp.	7,900	2,357,439
Murphy USA, Inc.	1,000	311,110

The accompanying notes are an integral part of the financial statements.

MML Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Penske Automotive Group, Inc.	4,400	$733,172
Target Corp.	4,580	604,102
TJX Cos., Inc.	11,295	957,703
Ulta Beauty, Inc. (a)	3,700	1,741,202
Walgreens Boots Alliance, Inc.	46,500	1,324,785
Walmart, Inc.	14,747	2,317,933
Williams-Sonoma, Inc.	3,700	463,018
		29,065,423
		57,396,429
Consumer, Non-cyclical — 24.1%
Agriculture — 2.9%
Altria Group, Inc.	99,200	4,493,760
Archer-Daniels-Midland Co.	38,600	2,916,616
Bunge Ltd.	5,600	528,360
Darling Ingredients, Inc. (a)	9,000	574,110
Philip Morris International, Inc.	143,684	14,026,432
		22,539,278
Beverages — 0.5%
Coca-Cola Co.	18,700	1,126,114
Molson Coors Beverage Co. Class B	11,146	733,853
PepsiCo, Inc.	12,400	2,296,728
		4,156,695
Biotechnology — 2.6%
Amgen, Inc.	40,000	8,880,800
Bio-Rad Laboratories, Inc. Class A (a)	1,300	492,856
Biogen, Inc. (a)	6,600	1,880,010
Gilead Sciences, Inc.	71,000	5,471,970
Moderna, Inc. (a)	21,800	2,648,700
Regeneron Pharmaceuticals, Inc. (a)	1,430	1,027,512
		20,401,848
Commercial Services — 1.0%
Avis Budget Group, Inc. (a)	1,500	343,005
FleetCor Technologies, Inc. (a)	8,493	2,132,423
Global Payments, Inc.	7,900	778,308
Robert Half International, Inc.	4,900	368,578
Service Corp. International	28,400	1,834,356
U-Haul Holding Co. (b)	1,600	88,512
U-Haul Holding Co.	14,100	714,447
United Rentals, Inc.	4,000	1,781,480
		8,041,109
Cosmetics & Personal Care — 0.7%
Kenvue, Inc. (a)	40,068	1,058,597
Procter & Gamble Co.	27,848	4,225,655
		5,284,252
Food — 1.9%
Campbell Soup Co.	13,600	621,656
Conagra Brands, Inc.	27,155	915,667

	Number of Shares	Value
General Mills, Inc.	12,300	$943,410
Ingredion, Inc.	3,700	392,015
Kellogg Co.	17,300	1,166,020
Kraft Heinz Co.	120,037	4,261,313
Kroger Co.	40,200	1,889,400
Mondelez International, Inc. Class A	65,530	4,779,758
		14,969,239
Health Care – Products — 1.1%
Danaher Corp.	10,665	2,559,600
GE HealthCare Technologies, Inc. (a)	33,091	2,688,313
Medtronic PLC	14,600	1,286,260
Thermo Fisher Scientific, Inc.	4,409	2,300,396
		8,834,569
Health Care – Services — 4.3%
DaVita, Inc. (a)	4,100	411,927
Elevance Health, Inc.	35,640	15,834,496
HCA Healthcare, Inc.	33,660	10,215,137
Humana, Inc.	3,950	1,766,163
Laboratory Corp. of America Holdings	6,900	1,665,177
Molina Healthcare, Inc. (a)	1,800	542,232
Quest Diagnostics, Inc.	9,300	1,307,208
Tenet Healthcare Corp. (a)	4,700	382,486
UnitedHealth Group, Inc.	2,613	1,255,912
Universal Health Services, Inc. Class B	5,300	836,181
		34,216,919
Pharmaceuticals — 9.1%
AbbVie, Inc.	99,700	13,432,581
AmerisourceBergen Corp.	43,400	8,351,462
AstraZeneca PLC Sponsored ADR	40,219	2,878,474
Becton Dickinson & Co.	11,880	3,136,439
Bristol-Myers Squibb Co.	119,900	7,667,605
Cardinal Health, Inc.	14,908	1,409,849
Cigna Group	18,600	5,219,160
Henry Schein, Inc. (a)	7,400	600,140
Johnson & Johnson	40,892	6,768,444
McKesson Corp.	10,900	4,657,679
Merck & Co., Inc.	152,500	17,596,975
Viatris, Inc.	54,800	546,904
		72,265,712
		190,709,621
Energy — 11.3%
Oil & Gas — 9.8%
APA Corp.	18,600	635,562
Chevron Corp.	118,942	18,715,524
ConocoPhillips	70,500	7,304,505
EOG Resources, Inc.	40,400	4,623,376
EQT Corp.	54,800	2,253,924

The accompanying notes are an integral part of the financial statements.

MML Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Exxon Mobil Corp.	274,809	$29,473,265
Marathon Oil Corp.	40,115	923,447
Marathon Petroleum Corp.	19,400	2,262,040
Occidental Petroleum Corp.	51,300	3,016,440
PDC Energy, Inc.	5,300	377,042
Phillips 66	21,000	2,002,980
Range Resources Corp.	85,700	2,519,580
Southwestern Energy Co. (a)	120,600	724,806
Valero Energy Corp.	22,100	2,592,330
		77,424,821
Oil & Gas Services — 0.4%
Halliburton Co.	53,700	1,771,563
Nov, Inc.	33,700	540,548
Schlumberger NV	26,800	1,316,416
		3,628,527
Pipelines — 1.1%
Cheniere Energy, Inc.	11,100	1,691,196
Kinder Morgan, Inc.	273,700	4,713,114
ONEOK, Inc.	22,900	1,413,388
Williams Cos., Inc.	20,424	666,435
		8,484,133
		89,537,481
Financial — 22.0%
Banks — 10.6%
Bank of America Corp.	636,625	18,264,771
Bank of New York Mellon Corp.	47,900	2,132,508
BOK Financial Corp.	3,700	298,886
Citigroup, Inc.	72,200	3,324,088
East West Bancorp, Inc.	8,015	423,112
Goldman Sachs Group, Inc.	24,800	7,998,992
JP Morgan Chase & Co.	218,911	31,838,416
Morgan Stanley	95,500	8,155,700
PNC Financial Services Group, Inc.	22,300	2,808,685
Regions Financial Corp.	53,500	953,370
State Street Corp.	19,900	1,456,282
U.S. Bancorp	47,400	1,566,096
Wells Fargo & Co.	110,529	4,717,378
		83,938,284
Diversified Financial Services — 2.6%
American Express Co.	59,597	10,381,797
Ameriprise Financial, Inc.	6,400	2,125,824
Capital One Financial Corp.	17,500	1,913,975
Discover Financial Services	15,700	1,834,545
LPL Financial Holdings, Inc.	3,500	761,005
Stifel Financial Corp.	3,900	232,713
Synchrony Financial	25,200	854,784
T. Rowe Price Group, Inc.	12,200	1,366,644

	Number of Shares	Value
Voya Financial, Inc.	7,200	$516,312
		19,987,599
Insurance — 7.7%
Aflac, Inc.	37,800	2,638,440
Allstate Corp.	32,187	3,509,670
American Financial Group, Inc.	4,700	558,125
American International Group, Inc.	33,100	1,904,574
Arch Capital Group Ltd. (a)	21,800	1,631,730
Berkshire Hathaway, Inc. Class B (a)	26,000	8,866,000
Chubb Ltd.	38,987	7,507,337
Cincinnati Financial Corp.	8,800	856,416
Corebridge Financial, Inc.	49,335	871,256
Equitable Holdings, Inc.	24,200	657,272
Everest Re Group Ltd.	2,600	888,836
Fidelity National Financial, Inc.	15,700	565,200
First American Financial Corp.	5,900	336,418
Globe Life, Inc.	5,100	559,062
Hartford Financial Services Group, Inc.	40,676	2,929,486
Loews Corp.	14,400	855,072
Markel Group, Inc. (a)	850	1,175,703
MetLife, Inc.	127,419	7,202,996
Old Republic International Corp.	17,600	442,992
Primerica, Inc.	1,700	336,192
Principal Financial Group, Inc.	14,600	1,107,264
Progressive Corp.	31,400	4,156,418
Prudential Financial, Inc.	21,300	1,879,086
Reinsurance Group of America, Inc.	3,697	512,737
Travelers Cos., Inc.	43,918	7,626,800
Unum Group	11,400	543,780
W. R. Berkley Corp.	14,900	887,444
		61,006,306
Real Estate — 0.2%
CBRE Group, Inc. Class A (a)	17,846	1,440,351
Jones Lang LaSalle, Inc. (a)	2,200	342,760
		1,783,111
Real Estate Investment Trusts (REITS) — 0.9%
Equity LifeStyle Properties, Inc.	20,400	1,364,556
Life Storage, Inc.	6,500	864,240
Prologis, Inc.	13,350	1,637,110
Public Storage	6,200	1,809,656
Weyerhaeuser Co.	43,294	1,450,782
		7,126,344
		173,841,644
Industrial — 12.0%
Aerospace & Defense — 1.7%
General Dynamics Corp.	13,900	2,990,585
L3 Harris Technologies, Inc.	19,274	3,773,271

The accompanying notes are an integral part of the financial statements.

MML Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Lockheed Martin Corp.	11,600	$5,340,408
Northrop Grumman Corp.	2,400	1,093,920
		13,198,184
Building Materials — 0.7%
Builders FirstSource, Inc. (a)	8,400	1,142,400
Carrier Global Corp.	31,545	1,568,102
Fortune Brands Innovations, Inc.	7,400	532,430
Masco Corp.	18,100	1,038,578
Owens Corning	7,400	965,700
		5,247,210
Electrical Components & Equipment — 0.3%
AMETEK, Inc.	15,445	2,500,237
Electronics — 1.0%
Arrow Electronics, Inc. (a)	5,300	759,119
Honeywell International, Inc.	8,548	1,773,710
Hubbell, Inc.	4,326	1,434,328
Jabil, Inc.	10,400	1,122,472
Sensata Technologies Holding PLC	8,700	391,413
TD SYNNEX Corp.	5,500	517,000
TE Connectivity Ltd.	13,000	1,822,080
		7,820,122
Engineering & Construction — 0.0%
TopBuild Corp. (a)	1,200	319,224
Environmental Controls — 0.1%
Pentair PLC	9,000	581,400
Hand & Machine Tools — 0.2%
Regal Rexnord Corp.	3,000	461,700
Snap-on, Inc.	3,700	1,066,303
		1,528,003
Machinery – Construction & Mining — 0.8%
Caterpillar, Inc.	23,600	5,806,780
Oshkosh Corp.	3,300	285,747
		6,092,527
Machinery – Diversified — 1.4%
AGCO Corp.	4,250	558,535
CNH Industrial NV	61,200	881,280
Deere & Co.	15,200	6,158,888
Dover Corp.	10,700	1,579,855
Middleby Corp. (a)	2,400	354,792
Westinghouse Air Brake Technologies Corp.	17,400	1,908,258
		11,441,608
Metal Fabricate & Hardware — 0.0%
Timken Co.	3,300	302,049
Miscellaneous - Manufacturing — 1.9%
Eaton Corp. PLC	22,271	4,478,698
General Electric Co.	47,487	5,216,447

	Number of Shares	Value
Parker-Hannifin Corp.	7,400	$2,886,296
Siemens AG Registered	8,391	1,396,670
Textron, Inc.	15,700	1,061,791
		15,039,902
Packaging & Containers — 0.5%
Amcor PLC	108,200	1,079,836
Berry Global Group, Inc.	7,100	456,814
Crown Holdings, Inc.	9,300	807,891
Graphic Packaging Holding Co.	17,600	422,928
Packaging Corp. of America	6,600	872,256
Sonoco Products Co.	5,300	312,806
		3,952,531
Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.	2,400	546,240
Transportation — 3.3%
C.H. Robinson Worldwide, Inc.	6,600	622,710
CSX Corp.	226,157	7,711,953
Expeditors International of Washington, Inc.	8,800	1,065,944
FedEx Corp.	14,400	3,569,760
Knight-Swift Transportation Holdings, Inc.	8,800	488,928
Landstar System, Inc.	2,100	404,334
Norfolk Southern Corp.	6,984	1,583,692
Union Pacific Corp.	15,700	3,212,534
United Parcel Service, Inc. Class B	41,500	7,438,875
		26,098,730
		94,667,967
Technology — 10.0%
Computers — 2.0%
Accenture PLC Class A	3,600	1,110,888
CACI International, Inc. Class A (a)	1,100	374,924
Cognizant Technology Solutions Corp. Class A	23,200	1,514,496
Dell Technologies, Inc. Class C	13,300	719,663
DXC Technology Co. (a)	13,000	347,360
Hewlett Packard Enterprise Co.	89,100	1,496,880
HP, Inc.	88,800	2,727,048
International Business Machines Corp.	45,700	6,115,117
Leidos Holdings, Inc.	7,749	685,631
NetApp, Inc.	10,900	832,760
		15,924,767
Semiconductors — 6.3%
Applied Materials, Inc.	64,400	9,308,376
Broadcom, Inc.	4,690	4,068,247
KLA Corp.	8,276	4,014,025
Lam Research Corp.	14,206	9,132,469
Micron Technology, Inc.	99,800	6,298,378

The accompanying notes are an integral part of the financial statements.

MML Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
NXP Semiconductor NV	6,800	$1,391,824
ON Semiconductor Corp. (a)	19,700	1,863,226
QUALCOMM, Inc.	73,400	8,737,536
Skyworks Solutions, Inc.	9,000	996,210
Texas Instruments, Inc.	22,290	4,012,646
		49,822,937
Software — 1.7%
Adobe, Inc. (a)	1,512	739,353
Fidelity National Information Services, Inc.	19,100	1,044,770
Fiserv, Inc. (a)	72,667	9,166,942
Microsoft Corp.	6,555	2,232,240
		13,183,305
		78,931,009
Utilities — 4.0%
Electric — 4.0%
Alliant Energy Corp.	13,600	713,728
Ameren Corp.	7,094	579,367
CenterPoint Energy, Inc.	23,400	682,110
Consolidated Edison, Inc.	15,800	1,428,320
Constellation Energy Corp.	25,300	2,316,215
DTE Energy Co.	3,000	330,060
Duke Energy Corp.	42,300	3,796,002
Edison International	19,400	1,347,330
Entergy Corp.	6,200	603,694
Evergy, Inc.	28,200	1,647,444
Eversource Energy	17,600	1,248,192
Exelon Corp.	67,600	2,754,024
FirstEnergy Corp.	16,964	659,560
NextEra Energy, Inc.	33,000	2,448,600
OGE Energy Corp.	11,461	411,565
Pinnacle West Capital Corp.	6,598	537,473
PPL Corp.	41,800	1,106,028
Public Service Enterprise Group, Inc.	36,400	2,279,004
Sempra Energy	17,800	2,591,502
Southern Co.	45,424	3,191,036
Vistra Corp.	25,100	658,875
		31,330,129
		31,330,129

TOTAL COMMON STOCK (Cost $647,961,701)		783,670,817

TOTAL EQUITIES (Cost $647,961,701)		783,670,817

	Number of Shares	Value
MUTUAL FUNDS — 0.3%
Diversified Financial Services — 0.3%
iShares Russell 1000 Value ETF	16,400	$2,588,412

TOTAL MUTUAL FUNDS (Cost $2,351,873)		2,588,412

TOTAL LONG-TERM INVESTMENTS (Cost $650,313,574)		786,259,229

SHORT-TERM INVESTMENTS — 0.6%
Mutual Fund — 0.1%
T. Rowe Price Government Reserve Investment Fund	858,108	858,108

	Principal Amount
Repurchase Agreement — 0.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/23, 1.520%, due 7/03/23 (c)	$4,115,012	4,115,012

TOTAL SHORT-TERM INVESTMENTS (Cost $4,973,120)		4,973,120

TOTAL INVESTMENTS — 100.1% (Cost $655,286,694) (d)		791,232,349

Other Assets/(Liabilities) — (0.1)%		(911,334)

NET ASSETS — 100.0%		$790,321,015

Abbreviation Legend

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2023, was $167,468 or 0.02% of net assets. The Fund received $172,457 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)

Maturity value of $4,115,533. Collateralized by U.S. Government Agency obligations with a rate of 4.250%, maturity date of 10/15/25, and an aggregate market value, including accrued interest, of $4,197,413.

(d)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Equity Rotation Fund – Portfolio of Investments
June 30, 2023 (Unaudited)

	Number of Shares	Value
EQUITIES — 100.1%
COMMON STOCK — 100.1%
Basic Materials — 1.4%
Chemicals — 0.9%
Air Products & Chemicals, Inc.	349	$104,536
Ecolab, Inc.	216	40,325
Linde PLC	588	224,075
LyondellBasell Industries NV Class A	329	30,212
PPG Industries, Inc.	233	34,554
Sherwin-Williams Co.	225	59,742
		493,444
Iron & Steel — 0.5%
Nucor Corp.	367	60,181
Reliance Steel & Aluminum Co.	586	159,152
Steel Dynamics, Inc.	191	20,805
		240,138
		733,582
Communications — 9.6%
Advertising — 0.1%
Interpublic Group of Cos., Inc.	491	18,943
Omnicom Group, Inc.	230	21,884
		40,827
Internet — 6.9%
Alphabet, Inc. Class A (a)	9,944	1,190,297
Alphabet, Inc. Class C (a)	9,988	1,208,248
Amazon.com, Inc. (a)	1,594	207,794
Booking Holdings, Inc. (a)	252	680,483
CDW Corp.	148	27,158
eBay, Inc.	398	17,787
Meta Platforms, Inc. Class A (a)	342	98,147
VeriSign, Inc. (a)	452	102,138
		3,532,052
Media — 0.6%
Comcast Corp. Class A	4,717	195,992
FactSet Research Systems, Inc.	192	76,925
Walt Disney Co. (a)	336	29,998
World Wrestling Entertainment, Inc. Class A	143	15,511
		318,426
Telecommunications — 2.0%
Arista Networks, Inc. (a)	933	151,202
AT&T, Inc.	1,875	29,906
Cisco Systems, Inc.	12,172	629,779
ESC GCI Liberty Inc (a) (b) (f)	2,102	—
Motorola Solutions, Inc.	684	200,604

	Number of Shares	Value
T-Mobile U.S., Inc. (a)	233	$32,364
		1,043,855
		4,935,160
Consumer, Cyclical — 18.8%
Apparel — 0.5%
Deckers Outdoor Corp. (a)	172	90,758
NIKE, Inc. Class B	1,366	150,765
Skechers USA, Inc. Class A (a)	624	32,860
		274,383
Auto Manufacturers — 0.3%
Ford Motor Co.	1,605	24,284
PACCAR, Inc.	1,463	122,380
		146,664
Auto Parts & Equipment — 0.1%
BorgWarner, Inc.	514	25,140
Gentex Corp.	525	15,361
		40,501
Distribution & Wholesale — 1.9%
Copart, Inc. (a)	4,558	415,735
Fastenal Co.	2,683	158,270
LKQ Corp.	894	52,094
Pool Corp.	41	15,360
W.W. Grainger, Inc.	309	243,674
Watsco, Inc. (c)	223	85,068
		970,201
Home Builders — 0.9%
D.R. Horton, Inc.	200	24,338
Lennar Corp. Class A	1,341	168,041
NVR, Inc. (a)	33	209,571
PulteGroup, Inc.	530	41,170
Toll Brothers, Inc.	363	28,702
		471,822
Lodging — 0.2%
Hilton Worldwide Holdings, Inc.	227	33,040
Marriott International, Inc. Class A	317	58,230
MGM Resorts International	533	23,409
		114,679
Retail — 14.9%
AutoZone, Inc. (a)	110	274,270
Casey’s General Stores, Inc.	192	46,825
Chipotle Mexican Grill, Inc. (a)	166	355,074
Costco Wholesale Corp.	1,712	921,707
Dollar Tree, Inc. (a)	241	34,583
Five Below, Inc. (a)	116	22,799
Genuine Parts Co.	404	68,369
Home Depot, Inc.	1,166	362,206
Lowe’s Cos., Inc.	1,906	430,184

The accompanying notes are an integral part of the financial statements.

MML Equity Rotation Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Lululemon Athletica, Inc. (a)	268	$101,438
McDonald’s Corp.	1,782	531,767
MSC Industrial Direct Co., Inc. Class A	141	13,434
Murphy USA, Inc.	85	26,444
O’Reilly Automotive, Inc. (a)	813	776,659
Ross Stores, Inc.	904	101,366
Starbucks Corp.	9,108	902,238
Target Corp.	527	69,511
Texas Roadhouse, Inc.	177	19,874
TJX Cos., Inc.	7,648	648,474
Tractor Supply Co.	356	78,712
Ulta Beauty, Inc. (a)	239	112,472
Walmart, Inc.	9,411	1,479,221
Yum! Brands, Inc.	1,819	252,022
		7,629,649
		9,647,899
Consumer, Non-cyclical — 28.5%
Agriculture — 0.4%
Altria Group, Inc.	3,368	152,570
Archer-Daniels-Midland Co.	453	34,229
Philip Morris International, Inc.	149	14,545
		201,344
Beverages — 3.0%
Coca-Cola Co.	4,864	292,910
Constellation Brands, Inc. Class A	228	56,118
Monster Beverage Corp. (a)	7,308	419,772
PepsiCo, Inc.	4,075	754,771
		1,523,571
Biotechnology — 1.8%
Amgen, Inc.	191	42,406
Corteva, Inc.	514	29,452
Gilead Sciences, Inc.	3,204	246,932
Regeneron Pharmaceuticals, Inc. (a)	124	89,099
Vertex Pharmaceuticals, Inc. (a)	1,471	517,660
		925,549
Commercial Services — 3.3%
Automatic Data Processing, Inc.	1,219	267,924
Booz Allen Hamilton Holding Corp.	203	22,655
Cintas Corp.	621	308,687
CoStar Group, Inc. (a)	297	26,433
Equifax, Inc.	64	15,059
FTI Consulting, Inc. (a)	132	25,106
Gartner, Inc. (a)	142	49,744
Grand Canyon Education, Inc. (a)	152	15,688
MarketAxess Holdings, Inc.	97	25,358
Moody’s Corp.	596	207,241
Quanta Services, Inc.	852	167,375

	Number of Shares	Value
RB Global, Inc.	497	$29,820
Rollins, Inc.	1,249	53,495
S&P Global, Inc.	720	288,641
United Rentals, Inc.	58	25,831
Verisk Analytics, Inc.	692	156,413
		1,685,470
Cosmetics & Personal Care — 3.1%
Colgate-Palmolive Co.	1,033	79,582
Estee Lauder Cos., Inc. Class A	184	36,134
Procter & Gamble Co.	9,513	1,443,503
		1,559,219
Food — 1.1%
General Mills, Inc.	1,173	89,969
Hershey Co.	889	221,984
Kraft Heinz Co.	392	13,916
Kroger Co.	625	29,375
Lamb Weston Holdings, Inc.	198	22,760
Mondelez International, Inc. Class A	2,184	159,301
The J.M. Smucker Co.	154	22,741
		560,046
Health Care – Products — 3.5%
Abbott Laboratories	1,756	191,439
Boston Scientific Corp. (a)	1,006	54,414
Danaher Corp.	125	30,000
Edwards Lifesciences Corp. (a)	2,326	219,412
GE HealthCare Technologies, Inc. (a)	369	29,978
Hologic, Inc. (a)	620	50,201
IDEXX Laboratories, Inc. (a)	278	139,620
Intuitive Surgical, Inc. (a)	1,558	532,742
Medtronic PLC	837	73,740
ResMed, Inc.	194	42,389
Stryker Corp.	345	105,256
The Cooper Cos., Inc.	39	14,954
Thermo Fisher Scientific, Inc.	311	162,264
West Pharmaceutical Services, Inc.	331	126,598
Zimmer Biomet Holdings, Inc.	244	35,526
		1,808,533
Health Care – Services — 1.3%
Chemed Corp.	79	42,792
Elevance Health, Inc.	275	122,180
HCA Healthcare, Inc.	550	166,914
Humana, Inc.	267	119,384
Molina Healthcare, Inc. (a)	107	32,232
UnitedHealth Group, Inc.	414	198,985
		682,487
Household Products & Wares — 0.4%
Avery Dennison Corp.	104	17,867

The accompanying notes are an integral part of the financial statements.

MML Equity Rotation Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Church & Dwight Co., Inc.	326	$32,675
Clorox Co.	174	27,673
Kimberly-Clark Corp.	931	128,534
		206,749
Pharmaceuticals — 10.6%
AbbVie, Inc.	4,147	558,725
AmerisourceBergen Corp.	1,143	219,947
Bristol-Myers Squibb Co.	504	32,231
Cardinal Health, Inc.	2,452	231,886
Cigna Group	116	32,550
Dexcom, Inc. (a)	259	33,284
Eli Lilly & Co.	2,915	1,367,077
Johnson & Johnson	1,267	209,714
McKesson Corp.	879	375,605
Merck & Co., Inc.	19,725	2,276,068
Pfizer, Inc.	608	22,301
Zoetis, Inc.	549	94,543
		5,453,931
		14,606,899
Energy — 3.9%
Oil & Gas — 3.8%
Chevron Corp.	1,305	205,342
ConocoPhillips	437	45,277
EOG Resources, Inc.	271	31,013
Exxon Mobil Corp.	13,323	1,428,892
Marathon Petroleum Corp.	1,451	169,187
Phillips 66	346	33,001
Pioneer Natural Resources Co.	137	28,384
		1,941,096
Pipelines — 0.1%
Cheniere Energy, Inc.	212	32,300
ONEOK, Inc.	298	18,393
		50,693
		1,991,789
Financial — 10.5%
Banks — 0.1%
JP Morgan Chase & Co.	336	48,868
Diversified Financial Services — 7.8%
American Express Co.	91	15,852
BlackRock, Inc.	68	46,998
Cboe Global Markets, Inc.	135	18,631
Evercore, Inc. Class A	114	14,089
LPL Financial Holdings, Inc.	91	19,786
Mastercard, Inc. Class A	4,505	1,771,817
Nasdaq, Inc.	411	20,488
SEI Investments Co.	283	16,873
T. Rowe Price Group, Inc.	201	22,516

	Number of Shares	Value
Visa, Inc. Class A	8,723	$2,071,538
		4,018,588
Insurance — 2.2%
Aon PLC Class A	977	337,260
Arch Capital Group Ltd. (a)	488	36,527
Arthur J Gallagher & Co.	323	70,921
Brown & Brown, Inc.	763	52,525
Chubb Ltd.	109	20,989
Kinsale Capital Group, Inc.	49	18,336
Marsh & McLennan Cos., Inc.	2,927	550,510
Progressive Corp.	119	15,752
RLI Corp.	170	23,200
Willis Towers Watson PLC	83	19,546
		1,145,566
Real Estate — 0.1%
CBRE Group, Inc. Class A (a)	232	18,725
Real Estate Investment Trusts (REITS) — 0.3%
First Industrial Realty Trust, Inc.	341	17,950
Prologis, Inc.	648	79,464
Public Storage	229	66,841
		164,255
		5,396,002
Industrial — 8.8%
Aerospace & Defense — 0.7%
General Dynamics Corp.	126	27,109
HEICO Corp.	282	49,897
HEICO Corp. Class A	446	62,708
Lockheed Martin Corp.	330	151,925
Northrop Grumman Corp.	35	15,953
Raytheon Technologies Corp.	389	38,106
TransDigm Group, Inc.	41	36,661
		382,359
Building Materials — 1.1%
Builders FirstSource, Inc. (a)	320	43,520
Carrier Global Corp.	1,229	61,093
Eagle Materials, Inc.	190	35,420
Fortune Brands Innovations, Inc.	248	17,844
Johnson Controls International PLC	1,584	107,934
Lennox International, Inc.	69	22,499
Martin Marietta Materials, Inc.	52	24,008
Masco Corp.	448	25,706
Owens Corning	166	21,663
Trane Technologies PLC	1,018	194,703
Vulcan Materials Co.	169	38,099
		592,489
Electrical Components & Equipment — 0.3%
AMETEK, Inc.	950	153,786

The accompanying notes are an integral part of the financial statements.

MML Equity Rotation Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Electronics — 1.3%
Agilent Technologies, Inc.	253	$30,423
Amphenol Corp. Class A	766	65,072
Fortive Corp.	548	40,974
Garmin Ltd.	514	53,605
Honeywell International, Inc.	630	130,725
Hubbell, Inc.	341	113,062
Keysight Technologies, Inc. (a)	777	130,109
Mettler-Toledo International, Inc. (a)	61	80,010
		643,980
Engineering & Construction — 0.2%
AECOM	293	24,814
EMCOR Group, Inc.	363	67,075
		91,889
Environmental Controls — 0.6%
Clean Harbors, Inc. (a)	244	40,121
Republic Services, Inc.	422	64,638
Tetra Tech, Inc.	173	28,327
Waste Management, Inc.	1,083	187,814
		320,900
Hand & Machine Tools — 0.2%
Lincoln Electric Holdings, Inc.	154	30,589
Snap-on, Inc.	170	48,992
		79,581
Machinery – Construction & Mining — 0.2%
Caterpillar, Inc.	483	118,842
Machinery – Diversified — 1.0%
Deere & Co.	60	24,311
Dover Corp.	131	19,342
Graco, Inc.	1,184	102,239
IDEX Corp.	87	18,728
Ingersoll Rand, Inc.	409	26,732
Nordson Corp.	202	50,132
Otis Worldwide Corp.	1,818	161,820
Rockwell Automation, Inc.	219	72,150
Westinghouse Air Brake Technologies Corp.	178	19,521
Xylem, Inc.	401	45,161
		540,136
Metal Fabricate & Hardware — 0.1%
Valmont Industries, Inc.	90	26,194
Miscellaneous - Manufacturing — 1.7%
A.O. Smith Corp.	467	33,988
Donaldson Co., Inc.	847	52,946
Eaton Corp. PLC	927	186,420
General Electric Co.	483	53,058
Illinois Tool Works, Inc.	1,771	443,033

	Number of Shares	Value
Parker-Hannifin Corp.	181	$70,597
Teledyne Technologies, Inc. (a)	42	17,267
		857,309
Packaging & Containers — 0.1%
AptarGroup, Inc.	124	14,367
Ardagh Group SA (a) (b) (c) (f)	463	2,457
Graphic Packaging Holding Co.	1,081	25,976
		42,800
Transportation — 1.3%
C.H. Robinson Worldwide, Inc.	157	14,813
CSX Corp.	2,385	81,329
Expeditors International of Washington, Inc.	534	64,683
FedEx Corp.	286	70,899
JB Hunt Transport Services, Inc.	175	31,680
Knight-Swift Transportation Holdings, Inc.	545	30,280
Landstar System, Inc.	302	58,147
Norfolk Southern Corp.	143	32,427
Old Dominion Freight Line, Inc.	317	117,211
Union Pacific Corp.	127	25,987
United Parcel Service, Inc. Class B	780	139,815
		667,271
		4,517,536
Technology — 18.1%
Computers — 6.0%
Accenture PLC Class A	768	236,990
Amdocs Ltd.	340	33,609
Apple, Inc.	13,756	2,668,251
Cognizant Technology Solutions Corp. Class A	267	17,430
Fortinet, Inc. (a)	1,785	134,928
		3,091,208
Semiconductors — 3.5%
Analog Devices, Inc.	863	168,121
Applied Materials, Inc.	1,554	224,615
Broadcom, Inc.	608	527,397
KLA Corp.	345	167,332
Lam Research Corp.	90	57,857
Microchip Technology, Inc.	780	69,880
NVIDIA Corp.	377	159,479
ON Semiconductor Corp. (a)	229	21,659
Texas Instruments, Inc.	2,026	364,721
		1,761,061
Software — 8.6%
Activision Blizzard, Inc. (a)	311	26,217
Adobe, Inc. (a)	1,426	697,300
ANSYS, Inc. (a)	49	16,183

The accompanying notes are an integral part of the financial statements.

MML Equity Rotation Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Autodesk, Inc. (a)	334	$68,340
Broadridge Financial Solutions, Inc.	133	22,029
Cadence Design Systems, Inc. (a)	983	230,533
Electronic Arts, Inc.	328	42,542
Fair Isaac Corp. (a)	47	38,033
Fiserv, Inc. (a)	684	86,287
Manhattan Associates, Inc. (a)	158	31,581
Microsoft Corp.	7,564	2,575,845
MSCI, Inc.	293	137,502
Oracle Corp.	1,871	222,817
Paychex, Inc.	237	26,513
Salesforce, Inc. (a)	329	69,504
Synopsys, Inc. (a)	250	108,852
		4,400,078
		9,252,347
Utilities — 0.5%
Electric — 0.5%
Consolidated Edison, Inc.	293	26,487
Duke Energy Corp.	152	13,641
Edison International	260	18,057
NextEra Energy, Inc.	1,401	103,954
Southern Co.	881	61,890
Xcel Energy, Inc.	268	16,662
		240,691
		240,691

TOTAL COMMON STOCK (Cost $47,802,493)		51,321,905

TOTAL EQUITIES (Cost $47,802,493)		51,321,905

TOTAL LONG-TERM INVESTMENTS (Cost $47,802,493)		51,321,905

	Number of Shares	Value
SHORT-TERM INVESTMENTS — 0.0%
Investment of Cash Collateral from Securities Loaned — 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio (d)	5,277	$5,277

TOTAL SHORT-TERM INVESTMENTS (Cost $5,277)		5,277

TOTAL INVESTMENTS — 100.1% (Cost $47,807,770) (e)		51,327,182

Other Assets/(Liabilities) — (0.1)%		(27,299)

NET ASSETS — 100.0%		$51,299,883

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2023, these securities amounted to a value of $2,457 or 0.00% of net assets.
(c)

Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2023, was $94,375 or 0.18% of net assets. The Fund received $91,863 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(d)	Represents investment of security lending cash collateral. (Note 2).
(e)	See Note 6 for aggregate cost for federal tax purposes.
(f)	Investment is valued using significant unobservable inputs.

The accompanying notes are an integral part of the financial statements.

MML High Yield Fund – Portfolio of Investments
June 30, 2023 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 93.5%
BANK LOANS — 1.8%
Cosmetics & Personal Care — 0.3%
Journey Personal Care Corp., 2021 Term Loan B, 6 mo. USD LIBOR + 4.250%
9.981% VRN 3/01/28	$198,985	$169,635
Lodging — 0.3%
Four Seasons Hotels Ltd., 2022 Term Loan B, 1 mo. USD Term SOFR + 3.250%
8.452% VRN 11/30/29	179,876	180,101
Packaging & Containers — 0.2%
Clydesdale Acquisition Holdings, Inc., Term Loan B, 1 mo. USD Term SOFR + 4.175%
9.377% VRN 4/13/29	95,007	93,375
Software — 1.0%
Athenahealth Group, Inc.
2021 Delayed Draw Term Loan,
0.000% 2/15/29 (a)	356,237	342,433
2022 Delayed Draw Term Loan,
0.000% 2/15/29 (a)	10,941	10,517
Quest Software US Holdings, Inc., 2022 2nd Lien Term Loan, 3 mo. USD Term SOFR + 7.500%
12.695% VRN 2/01/30	207,426	135,864
		488,814

TOTAL BANK LOANS (Cost $985,085)		931,925

CORPORATE DEBT — 91.7%
Advertising — 0.7%
CMG Media Corp.
8.875% 12/15/27 (b)	225,000	157,690
Stagwell Global LLC
5.625% 8/15/29 (b)	220,000	188,261
		345,951
Aerospace & Defense — 0.4%
TransDigm, Inc.
6.750% 8/15/28 (b)	34,000	34,129
Triumph Group, Inc.
9.000% 3/15/28 (b)	164,000	167,450
		201,579
Agriculture — 0.2%
Darling Ingredients, Inc.
6.000% 6/15/30 (b)	130,000	126,965

	Principal Amount	Value
Airlines — 3.0%
American Airlines, Inc.
11.750% 7/15/25 (b)	$71,000	$77,854
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.500% 4/20/26 (b)	535,000	530,019
5.750% 4/20/29 (b)	229,000	222,354
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.
5.750% 1/20/26 (b)	135,022	127,803
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.
6.500% 6/20/27 (b)	211,998	212,527
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.
8.000% 9/20/25 (b)	134,000	135,002
United Airlines, Inc.
4.375% 4/15/26 (b)	122,000	115,913
4.625% 4/15/29 (b)	121,000	110,251
		1,531,723
Auto Manufacturers — 1.7%
Ford Motor Co.
3.250% 2/12/32	434,000	341,421
7.450% 7/16/31 (c)	153,000	163,034
Ford Motor Credit Co. LLC
4.000% 11/13/30	402,000	343,543
		847,998
Auto Parts & Equipment — 0.5%
Adient Global Holdings Ltd.
4.875% 8/15/26 (b)	277,000	263,138
Biotechnology — 0.4%
Emergent BioSolutions, Inc.
3.875% 8/15/28 (b)	347,000	201,817
Building Materials — 2.5%
Emerald Debt Merger Sub LLC
6.625% 12/15/30 (b)	326,000	323,148
Knife River Corp.
7.750% 5/01/31 (b)	152,000	153,903
New Enterprise Stone & Lime Co., Inc.
5.250% 7/15/28 (b)	222,000	202,027
9.750% 7/15/28 (b)	602,000	580,737
		1,259,815
Chemicals — 4.6%
Avient Corp.
7.125% 8/01/30 (b)	187,000	189,136
Celanese U.S. Holdings LLC
6.379% 7/15/32 (c)	287,000	289,489

The accompanying notes are an integral part of the financial statements.

MML High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Consolidated Energy Finance SA
5.625% 10/15/28 (b)	$595,000	$505,869
LSF11 A5 HoldCo LLC
6.625% 10/15/29 (b)	294,000	245,549
Methanex Corp.
5.125% 10/15/27	144,000	134,059
Olympus Water U.S. Holding Corp.
4.250% 10/01/28 (b)	326,000	257,718
6.250% 10/01/29 (b) (c)	459,000	331,995
Polar U.S. Borrower LLC/Schenectady International Group, Inc.
6.750% 5/15/26 (b)	171,000	100,889
Tronox, Inc.
4.625% 3/15/29 (b)	163,000	135,458
Vibrantz Technologies, Inc.
9.000% 2/15/30 (b) (c)	209,000	160,146
		2,350,308
Coal — 0.6%
Coronado Finance Pty. Ltd.
10.750% 5/15/26 (b)	290,000	298,555
Commercial Services — 3.1%
Alta Equipment Group, Inc.
5.625% 4/15/26 (b)	378,000	351,285
APi Group DE, Inc.
4.750% 10/15/29 (b)	372,000	335,023
Carriage Services, Inc.
4.250% 5/15/29 (b)	92,000	79,184
Prime Security Services Borrower LLC/Prime Finance, Inc.
6.250% 1/15/28 (b)	418,000	391,583
PROG Holdings, Inc.
6.000% 11/15/29 (b)	294,000	258,872
Sabre Global, Inc.
7.375% 9/01/25 (b)	172,000	152,669
9.250% 4/15/25 (b)	21,000	19,585
		1,588,201
Computers — 0.5%
Presidio Holdings, Inc.
8.250% 2/01/28 (b)	137,000	130,443
Seagate HDD Cayman
9.625% 12/01/32 (b)	100,620	111,028
		241,471
Cosmetics & Personal Care — 0.5%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC
4.750% 1/15/29 (b)	289,000	266,458

	Principal Amount	Value
Distribution & Wholesale — 0.7%
American Builders & Contractors Supply Co., Inc.
3.875% 11/15/29 (b)	$185,000	$157,928
Resideo Funding, Inc.
4.000% 9/01/29 (b)	222,000	184,172
		342,100
Diversified Financial Services — 4.7%
Coinbase Global, Inc.
3.375% 10/01/28 (b)	38,000	25,416
3.625% 10/01/31 (b)	50,000	29,542
Global Aircraft Leasing Co. Ltd.
6.500% 9/15/24 (b)	762,582	698,029
Jefferson Capital Holdings LLC
6.000% 8/15/26 (b)	380,000	308,870
Macquarie Airfinance Holdings Ltd.
8.375% 5/01/28 (b)	106,000	107,478
Midcap Financial Issuer Trust
5.625% 1/15/30 (b)	339,000	269,174
OneMain Finance Corp.
4.000% 9/15/30 (c)	169,000	130,130
5.375% 11/15/29	177,000	150,476
PRA Group, Inc.
5.000% 10/01/29 (b)	583,000	441,302
7.375% 9/01/25 (b)	231,000	219,591
		2,380,008
Electric — 3.5%
PG&E Corp.
5.000% 7/01/28 (c)	497,000	456,050
Pike Corp.
5.500% 9/01/28 (b)	593,000	532,107
Talen Energy Supply LLC
8.625% 6/01/30 (b)	261,000	270,135
Vistra Operations Co. LLC
3.550% 7/15/24 (b)	518,000	500,288
		1,758,580
Electronics — 0.6%
Atkore, Inc.
4.250% 6/01/31 (b)	360,000	311,400
Engineering & Construction — 1.4%
Arcosa, Inc.
4.375% 4/15/29 (b)	230,000	206,081
Dycom Industries, Inc.
4.500% 4/15/29 (b)	86,000	78,105
Global Infrastructure Solutions, Inc.
5.625% 6/01/29 (b)	126,000	102,663
7.500% 4/15/32 (b)	140,000	119,000

The accompanying notes are an integral part of the financial statements.

MML High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
MasTec, Inc.
4.500% 8/15/28 (b)	$130,000	$119,941
Railworks Holdings LP/Railworks Rally, Inc.
8.250% 11/15/28 (b)	117,000	108,757
		734,547
Entertainment — 0.7%
Live Nation Entertainment, Inc.
4.750% 10/15/27 (b)	260,000	242,450
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.
4.875% 5/01/29 (b)	136,000	120,094
		362,544
Environmental Controls — 0.2%
Enviri Corp.
5.750% 7/31/27 (b)	111,000	96,609
Food — 1.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
6.500% 2/15/28 (b)	219,000	219,363
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
3.625% 1/15/32 (b)	420,000	340,805
		560,168
Gas — 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp.
9.375% 6/01/28 (b)	166,000	168,593
Hand & Machine Tools — 0.7%
Regal Rexnord Corp.
6.400% 4/15/33 (b)	340,000	339,713
Health Care – Products — 0.5%
Garden Spinco Corp.
8.625% 7/20/30 (b)	248,000	266,538
Health Care – Services — 6.7%
Centene Corp.
4.625% 12/15/29	629,000	578,955
Charles River Laboratories International, Inc.
3.750% 3/15/29 (b)	7,000	6,160
4.250% 5/01/28 (b)	329,000	301,224
CHS/Community Health Systems, Inc.
4.750% 2/15/31 (b)	108,000	81,625
5.250% 5/15/30 (b)	422,000	332,421
6.000% 1/15/29 (b)	184,000	154,790
6.125% 4/01/30 (b)	213,000	126,888
HCA, Inc.
3.500% 9/01/30	776,000	680,202

	Principal Amount	Value
Legacy LifePoint Health LLC
6.750% 4/15/25 (b)	$110,000	$102,170
Molina Healthcare, Inc.
4.375% 6/15/28 (b)	187,000	172,386
Radiology Partners, Inc.
9.250% 2/01/28 (b)	490,000	178,452
RP Escrow Issuer LLC
5.250% 12/15/25 (b)	165,000	121,721
Tenet Healthcare Corp.
4.375% 1/15/30	165,000	148,895
5.125% 11/01/27	179,000	170,887
6.125% 10/01/28 (c)	283,000	272,444
		3,429,220
Home Builders — 1.4%
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.625% 8/01/29 (b)	198,000	168,742
Mattamy Group Corp.
4.625% 3/01/30 (b) (c)	617,000	533,393
		702,135
Insurance — 1.1%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
6.750% 4/15/28 (b)	171,000	169,587
Highlands Holdings Bond Issuer Ltd./Highlands Holdings Bond Co.-Issuer, Inc.
7.625% 10/15/25 (b)	430,269	396,718
		566,305
Internet — 0.9%
Cars.com, Inc.
6.375% 11/01/28 (b)	41,000	37,753
Getty Images, Inc.
9.750% 3/01/27 (b)	367,000	362,435
Uber Technologies, Inc.
4.500% 8/15/29 (b)	78,000	71,791
		471,979
Investment Companies — 0.3%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.750% 9/15/24	178,000	170,073
Leisure Time — 2.9%
Carnival Corp.
5.750% 3/01/27 (b)	205,000	188,721
6.000% 5/01/29 (b)	168,000	149,996
Life Time, Inc.
8.000% 4/15/26 (b)	115,000	113,549

The accompanying notes are an integral part of the financial statements.

MML High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
NCL Corp. Ltd.
5.875% 3/15/26 (b)	$118,000	$110,396
5.875% 2/15/27 (b)	49,000	47,697
8.375% 2/01/28 (b)	100,000	104,494
NCL Finance Ltd.
6.125% 3/15/28 (b)	94,000	84,602
Royal Caribbean Cruises Ltd.
5.500% 8/31/26 (b)	266,000	252,198
5.500% 4/01/28 (b)	77,000	71,806
Viking Cruises Ltd.
7.000% 2/15/29 (b)	357,000	332,010
		1,455,469
Lodging — 1.0%
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc
4.875% 7/01/31 (b)	199,000	166,948
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.
5.875% 5/15/25 (b)	155,000	149,575
Travel & Leisure Co.
6.625% 7/31/26 (b)	213,000	211,381
		527,904
Media — 5.7%
Altice Financing SA
5.000% 1/15/28 (b)	152,000	121,473
CCO Holdings LLC/CCO Holdings Capital Corp.
4.250% 1/15/34 (b)	486,000	367,303
4.500% 5/01/32	95,000	75,853
5.000% 2/01/28 (b)	130,000	118,442
5.375% 6/01/29 (b)	162,000	146,463
CSC Holdings LLC
4.625% 12/01/30 (b)	311,000	138,376
7.500% 4/01/28 (b)	75,000	42,748
Cumulus Media New Holdings, Inc.
6.750% 7/01/26 (b) (c)	157,000	107,915
Directv Financing LLC/Directv Financing Co.-Obligor, Inc.
5.875% 8/15/27 (b)	366,000	331,463
DISH DBS Corp.
5.125% 6/01/29	105,000	48,756
5.250% 12/01/26 (b)	53,000	42,515
5.750% 12/01/28 (b)	68,000	50,577
7.375% 7/01/28	32,000	17,120
DISH Network Corp.
11.750% 11/15/27 (b)	112,000	109,302

	Principal Amount	Value
Gray Escrow II, Inc.
5.375% 11/15/31 (b)	$246,000	$163,046
iHeartCommunications, Inc.
8.375% 5/01/27	172,710	115,056
LCPR Senior Secured Financing DAC
6.750% 10/15/27 (b)	283,000	265,242
Sirius XM Radio, Inc.
3.875% 9/01/31 (b)	333,000	257,506
Virgin Media Secured Finance PLC
4.500% 8/15/30 (b)	280,000	234,730
Virgin Media Vendor Financing Notes IV DAC
5.000% 7/15/28 (b)	200,000	174,947
		2,928,833
Mining — 2.2%
Arconic Corp.
6.125% 2/15/28 (b)	178,000	180,208
First Quantum Minerals Ltd.
6.875% 10/15/27 (b)	400,000	390,200
8.625% 6/01/31 (b)	200,000	204,976
Novelis Corp.
3.250% 11/15/26 (b)	48,000	43,448
3.875% 8/15/31 (b)	341,000	280,511
		1,099,343
Miscellaneous - Manufacturing — 0.3%
Amsted Industries, Inc.
5.625% 7/01/27 (b)	175,000	169,258
Oil & Gas — 9.9%
Apache Corp.
4.750% 4/15/43 (c)	65,000	47,775
5.100% 9/01/40	130,000	105,625
5.350% 7/01/49 (c)	197,000	153,168
Chesapeake Energy Corp.
5.875% 2/01/29 (b) (c)	205,000	194,723
Comstock Resources, Inc.
5.875% 1/15/30 (b)	114,000	98,971
6.750% 3/01/29 (b)	126,000	115,283
CVR Energy, Inc.
5.750% 2/15/28 (b)	350,000	308,000
Hilcorp Energy I LP/Hilcorp Finance Co.
6.250% 11/01/28 (b)	459,000	432,059
Murphy Oil Corp.
6.375% 7/15/28 (c)	182,000	179,383
Nabors Industries Ltd.
7.250% 1/15/26 (b)	339,000	316,463
7.500% 1/15/28 (b)	169,000	147,885

The accompanying notes are an integral part of the financial statements.

MML High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Nabors Industries, Inc.
5.750% 2/01/25	$55,000	$53,225
7.375% 5/15/27 (b)	227,000	215,997
Neptune Energy Bondco PLC
6.625% 5/15/25 (b)	594,000	592,949
Occidental Petroleum Corp.
6.125% 1/01/31	387,000	392,960
6.200% 3/15/40	397,000	391,279
6.450% 9/15/36	215,000	220,654
6.950% 7/01/24	42,000	42,362
Parkland Corp.
4.625% 5/01/30 (b)	105,000	91,041
5.875% 7/15/27 (b)	269,000	259,533
Range Resources Corp.
8.250% 1/15/29	123,000	128,068
Southwestern Energy Co.
4.750% 2/01/32	109,000	96,066
Sunoco LP/Sunoco Finance Corp.
6.000% 4/15/27	114,000	112,318
Transocean Poseidon Ltd.
6.875% 2/01/27 (b)	23,563	23,239
Transocean, Inc.
7.250% 11/01/25 (b)	172,000	165,120
7.500% 1/15/26 (b)	140,000	133,000
		5,017,146
Oil & Gas Services — 0.7%
Weatherford International Ltd.
8.625% 4/30/30 (b)	368,000	373,609
Packaging & Containers — 2.3%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
4.000% 9/01/29 (b)	54,000	42,768
Clydesdale Acquisition Holdings, Inc.
8.750% 4/15/30 (b)	256,000	225,977
Graham Packaging Co., Inc.
7.125% 8/15/28 (b)	143,000	122,086
Mauser Packaging Solutions Holding Co.
7.875% 8/15/26 (b)	312,000	309,975
9.250% 4/15/27 (b)	446,000	411,659
Trident TPI Holdings, Inc.
12.750% 12/31/28 (b)	72,000	74,664
		1,187,129
Pharmaceuticals — 2.3%
1375209 BC Ltd.
9.000% 1/30/28 (b)	136,000	136,340
AdaptHealth LLC
5.125% 3/01/30 (b)	365,000	295,650

	Principal Amount	Value
Bausch Health Cos., Inc.
4.875% 6/01/28 (b)	$215,000	$127,968
11.000% 9/30/28 (b)	102,000	72,451
14.000% 10/15/30 (b)	47,000	27,965
Jazz Securities DAC
4.375% 1/15/29 (b)	187,000	166,839
Organon & Co./Organon Foreign Debt Co.-Issuer BV
4.125% 4/30/28 (b)	180,000	159,756
Perrigo Finance Unlimited Co.
4.650% STEP 6/15/30	194,000	171,671
		1,158,640
Pipelines — 7.1%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.375% 6/15/29 (b)	141,000	131,014
CQP Holdco LP/BIP-V Chinook Holdco LLC
5.500% 6/15/31 (b)	379,000	338,035
Energy Transfer LP 5 yr. CMT + 5.306%
7.125% VRN (d)	89,000	75,465
EnLink Midstream LLC
5.375% 6/01/29	173,000	164,819
EnLink Midstream Partners LP
4.850% 7/15/26	56,000	54,040
5.450% 6/01/47	97,000	79,735
5.600% 4/01/44	257,000	215,167
EQM Midstream Partners LP
4.500% 1/15/29 (b)	157,000	140,027
6.000% 7/01/25 (b)	67,000	66,260
6.500% 7/01/27 (b)	151,000	148,927
Genesis Energy LP/Genesis Energy Finance Corp.
8.000% 1/15/27	300,000	292,530
8.875% 4/15/30	105,000	102,584
Harvest Midstream I LP
7.500% 9/01/28 (b)	389,000	385,670
ITT Holdings LLC
6.500% 8/01/29 (b)	565,000	476,001
NGL Energy Operating LLC/NGL Energy Finance Corp.
7.500% 2/01/26 (b)	350,000	344,705
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
7.500% 10/01/25 (b)	171,000	170,673
Venture Global Calcasieu Pass LLC
3.875% 8/15/29 (b)	133,000	116,188
4.125% 8/15/31 (b)	152,000	130,715

The accompanying notes are an integral part of the financial statements.

MML High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Western Midstream Operating LP
5.450% 4/01/44	$202,000	$170,645
		3,603,200
Real Estate — 0.5%
Realogy Group LLC/Realogy Co.-Issuer Corp.
5.750% 1/15/29 (b)	311,000	232,694
Real Estate Investment Trusts (REITS) — 1.8%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.750% 6/15/29 (b)	155,000	126,145
RLJ Lodging Trust LP
3.750% 7/01/26 (b)	107,000	98,173
4.000% 9/15/29 (b) (c)	126,000	105,523
Service Properties Trust
3.950% 1/15/28	73,000	57,171
4.375% 2/15/30	115,000	86,004
4.950% 2/15/27	58,000	49,588
7.500% 9/15/25	267,000	262,193
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC
4.750% 4/15/28 (b)	180,000	149,382
		934,179
Retail — 3.4%
Asbury Automotive Group, Inc.
4.625% 11/15/29 (b)	148,000	131,368
Bath & Body Works, Inc.
6.750% 7/01/36	97,000	87,273
6.875% 11/01/35	222,000	203,127
Brinker International, Inc.
8.250% 7/15/30 (b)	127,000	125,137
Macy’s Retail Holdings LLC
5.875% 4/01/29 (b) (c)	40,000	36,500
5.875% 3/15/30 (b) (c)	122,000	108,715
6.125% 3/15/32 (b)	78,000	68,240
Nordstrom, Inc.
5.000% 1/15/44	331,000	229,876
Sonic Automotive, Inc.
4.625% 11/15/29 (b)	149,000	124,779
4.875% 11/15/31 (b) (c)	174,000	142,782
Staples, Inc.
7.500% 4/15/26 (b)	160,000	132,146
10.750% 4/15/27 (b)	89,000	51,700
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.000% 6/01/31 (b)	192,000	160,733

	Principal Amount	Value
Superior Plus LP/Superior General Partner, Inc.
4.500% 3/15/29 (b)	$145,000	$127,110
		1,729,486
Software — 1.2%
AthenaHealth Group, Inc.
6.500% 2/15/30 (b)	255,000	214,618
Consensus Cloud Solutions, Inc.
6.000% 10/15/26 (b) (c)	165,000	149,737
Veritas U.S., Inc./Veritas Bermuda Ltd.
7.500% 9/01/25 (b)	304,000	246,671
		611,026
Telecommunications — 5.7%
Altice France Holding SA
10.500% 5/15/27 (b)	74,000	44,809
Altice France SA
5.125% 7/15/29 (b)	368,000	261,234
C&W Senior Financing DAC
6.875% 9/15/27 (b)	142,000	123,895
Connect Finco Sarl/Connect U.S. Finco LLC
6.750% 10/01/26 (b)	256,000	248,657
Frontier Communications Holdings LLC
6.000% 1/15/30 (b) (c)	964,000	709,100
GoTo Group, Inc.
5.500% 9/01/27 (b)	103,000	56,663
Intelsat Jackson Holdings SA
6.500% 3/15/30 (b)	158,000	143,836
Sprint Capital Corp.
6.875% 11/15/28	476,000	504,557
8.750% 3/15/32	671,000	810,975
		2,903,726
Transportation — 1.2%
Carriage Purchaser, Inc.
7.875% 10/15/29 (b)	191,000	143,571
Seaspan Corp.
5.500% 8/01/29 (b)	571,000	447,333
		590,904

TOTAL CORPORATE DEBT (Cost $51,586,269)		46,707,037

TOTAL BONDS & NOTES (Cost $52,571,354)		47,638,962

TOTAL LONG-TERM INVESTMENTS (Cost $52,571,354)		47,638,962

The accompanying notes are an integral part of the financial statements.

MML High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 14.5%
Commercial Paper — 3.9%
VF Corp.
5.276% 7/05/23	$2,000,000	$1,998,538

	Number of Shares
Investment of Cash Collateral from Securities Loaned — 7.7%
State Street Navigator Securities Lending Government Money Market Portfolio (e)	3,905,090	3,905,090

	Principal Amount
Repurchase Agreement — 2.9%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/23, 1.520%, due 7/03/23 (f)	$1,449,945	1,449,945

TOTAL SHORT-TERM INVESTMENTS (Cost $7,353,880)		7,353,573

TOTAL INVESTMENTS — 108.0% (Cost $59,925,234) (g)		54,992,535

Other Assets/(Liabilities) — (8.0)%		(4,067,231)

NET ASSETS — 100.0%		$50,925,304

Abbreviation Legend

STEP	Step Up Bond
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	All or a portion of the security represents unsettled bank loan commitments at June 30, 2023 where the rate will be determined at time of settlement.
(b)

Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2023, the aggregate market value of these securities amounted to $36,880,291 or 72.42% of net assets.

(c)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2023, was $3,824,642 or 7.51% of net assets. (Note 2).
(d)	Security is perpetual and has no stated maturity date.
(e)	Represents investment of security lending cash collateral. (Note 2).
(f)

Maturity value of $1,450,129. Collateralized by U.S. Government Agency obligations with a rate of 4.250%, maturity date of 10/15/25, and an aggregate market value, including accrued interest, of $1,479,008.

(g)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Inflation-Protected and Income Fund – Portfolio of Investments
June 30, 2023 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 83.8%
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 52.1%
Automobile Asset-Backed Securities — 6.2%
BOF URSA VI Funding Trust I, Series 2023-CAR1, Class A2
5.542% 10/27/31 (a)	$1,324,476	$1,306,018
Carvana Auto Receivables Trust, Series 2020-N3, Class B
0.660% 6/12/28	1,123,040	1,029,047
Drive Auto Receivables Trust
Series 2021-1, Class C, 1.020% 6/15/27	652,193	643,145
Series 2021-3, Class C, 1.470% 1/15/27	2,150,000	2,059,627
Exeter Automobile Receivables Trust, Series 2020-2A, Class D
4.730% 4/15/26 (a)	1,110,160	1,102,805
Hertz Vehicle Financing LLC, Series 2021-1A, Class D
3.980% 12/26/25 (a)	3,400,000	3,181,037
Onemain Direct Auto Receivable Trust, Series 2022-1A, Class C
5.310% 6/14/29 (a)	800,000	753,429
Westlake Automobile Receivables Trust, Series 2020-3A, Class D
1.650% 2/17/26 (a)	2,306,000	2,217,574
		12,292,682
Commercial Mortgage-Backed Securities — 7.0%
BHMS Mortgage Trust, Series 2018-ATLS, Class B, 1 mo. USD LIBOR + 1.500%
6.693% FRN 7/15/35 (a)	1,000,000	954,397
BX Commercial Mortgage Trust, Series 2019-XL, Class F, 1 mo. USD Term SOFR + 2.114%
7.262% FRN 10/15/36 (a)	1,487,500	1,463,375
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class D, 1 mo. USD LIBOR + 1.750%
6.943% FRN 12/15/37 (a)	308,865	303,465
COMM Mortgage Trust, Series 2015-LC19, Class D
2.867% 2/10/48 (a)	1,700,000	1,401,838
Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class D, 1 mo. USD LIBOR + 1.600% 6.793% FRN 5/15/36 (a)	3,990,073	3,942,721
Series 2019-ICE4, Class E, 1 mo. USD LIBOR + 2.150% 7.343% FRN 5/15/36 (a)	2,493,796	2,437,718

	Principal Amount	Value
KNDL Mortgage Trust
Series 2019-KNSQ, Class D, FRN, 144A, 1 mo. USD LIBOR + 1.500% 6.693% FRN 5/15/36 (a)	$1,000,000	$987,508
Series 2019-KNSQ, Class E, 1 mo. USD LIBOR + 1.950% 7.143% FRN 5/15/36 (a)	476,000	468,418
Ready Capital Commercial Mortgage Financing LLC, Series 2023-FL12, Class A, 1 mo. USD Term SOFR + 2.335
7.335% FRN 5/25/38 (a)	2,000,000	1,990,901
		13,950,341
Home Equity Asset-Backed Securities — 0.8%
Centex Home Equity Loan Trust, Series 2006-A, Class M1, 1 mo. USD LIBOR + .450%
5.600% FRN 6/25/36	14,891	14,871
Citigroup Mortgage Loan Trust, Series 2006-HE2, Class M1, 1 mo. USD LIBOR + .435%
5.585% FRN 8/25/36	182,263	181,056
Home Equity Asset Trust, Series 2005-9, Class M1, 1 mo. USD LIBOR + .615%
5.765% FRN 4/25/36	1,162,809	1,125,964
Residential Asset Securities Corporation Trust, Series 2005-EMX1, Class M1, 1 mo. USD LIBOR + .645%
5.795% FRN 3/25/35	272,533	270,957
		1,592,848
Other Asset-Backed Securities — 19.4%
321 Henderson Receivables I LLC, Series 2006-3A, Class A1, 1 mo. USD LIBOR + .200%
5.393% FRN 9/15/41 (a)	50,307	49,512
ACHV ABS Trust, Series 2023-1PL, Class A
6.420% 3/18/30 (a)	184,315	184,354
Affirm Asset Securitization Trust
Series 2021-Z1, Class A, 1.070% 8/15/25 (a)	856,166	837,746
Series 2021-Z2, Class A, 1.170% 11/16/26 (a)	497,927	480,747
Series 2022-X1, Class A, 1.750% 2/15/27 (a)	1,105,980	1,080,582
Series 2018-A, Class A, 1.900% 1/15/25 (a)	245,865	243,149
Series 2022-Z1, Class A, 4.550% 6/15/27 (a)	464,962	458,398

The accompanying notes are an integral part of the financial statements.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
BHG Securitization Trust
Series 2021-B, Class A, 0.900% 10/17/34 (a)	$710,063	$679,593
Series 2022-C, Class A, 5.320% 10/17/35 (a)	2,240,827	2,215,401
Series 2023-A, Class A, 5.550% 4/17/36 (a)	1,440,169	1,418,603
Cascade Funding Mortgage Trust, Series 2021-EBO1, Class A,
0.985% VRN 11/25/50 (a) (b)	1,010,032	941,829
Elara HGV Timeshare Issuer LLC
Series 2016-A, Class A, 2.730% 4/25/28 (a)	262,521	259,873
Series 2016-A, Class B, 3.220% 4/25/28 (a)	50,043	49,342
Series 2017-A, Class C, 3.310% 3/25/30 (a)	152,820	144,447
FCI Funding LLC
Series 2021-1A, Class A, 1.130% 4/15/33 (a)	758,942	724,967
Series 2021-1A, Class B, 1.530% 4/15/33 (a)	506,021	480,918
First Franklin Mortgage Loan Trust
Series 2006-FF15, Class A5, 1 mo. USD LIBOR + .160% 5.310% FRN 11/25/36	305,745	294,187
Series 2005-FF9, Class A4, 1 mo. USD LIBOR + .720% 5.870% FRN 10/25/35	20,362	20,366
FNA VI LLC, Series 21-1A, Class A
1.350% 1/10/32 (a)	2,369,887	2,141,583
Gracie Point International Funding
Series 2021-1A, Class A, 1 mo. USD LIBOR + .750% 5.920% FRN 11/01/23 (a)	5,028,858	5,024,844
Series 2022-1A, Class C, 30 day SOFR + 3.500% 8.532% FRN 4/01/24 (a)	1,700,000	1,699,990
Series 2022-3A, Class B, 30 day SOFR + 4.000% 9.032% FRN 11/01/24 (a)	1,000,000	1,000,970
Series 2022-1A, Class E, 30 day SOFR + 5.750% 10.782% FRN 4/01/24 (a)	800,000	799,993
Hilton Grand Vacations Trust
Series 2017-AA, Class B, 2.960% 12/26/28 (a)	90,340	88,299
Series 2022-2A, Class C, 5.570% 1/25/37 (a)	591,999	565,585
JP Morgan Mortgage Acquisition Trust, Series 2007-CH3, Class A5, 1 mo. USD LIBOR + .260%
5.410% FRN 3/25/37	156,022	150,904

	Principal Amount	Value
KREF Ltd., Series 2021-FL2, Class D, 1 mo. USD LIBOR + 2.200%
7.358% FRN 2/15/39 (a)	$700,000	$641,619
Marlette Funding Trust, Series 2023-2A, Class A
6.040% 6/15/33 (a)	1,198,608	1,194,871
MVW Owner Trust, Series 2018-1A, Class A
3.450% 1/21/36 (a)	304,187	296,269
New Residential Advance Receivables Trust Advance Receivables Backed
Series 2020-T1, Class AT1, ABS, 144A, 1.426% 8/15/53 (a)	2,250,000	2,233,410
Series 2020-T1, Class BT1, 1.823% 8/15/53 (a)	1,100,000	1,091,139
NP SPE II LLC, Series 2019-1A, Class A1
2.574% 9/20/49 (a)	158,215	146,913
Oportun Funding LLC, Series 2022-1, Class A
3.250% 6/15/29 (a)	711,993	702,262
Orange Lake Timeshare Trust, Series 2016-A, Class A
2.610% 3/08/29 (a)	44,285	42,335
Pagaya AI Debt Selection Trust
Series 2021-3, Class A, 1.150% 5/15/29 (a)	563,953	558,521
Series 2022-1, Class A, 2.030% 10/15/29 (a)	4,779,646	4,653,053
Sierra Timeshare Receivables Funding LLC
Series 2019-3A, Class C, 3.000% 8/20/36 (a)	595,240	563,741
Series 2019-2A, Class C, 3.120% 5/20/36 (a)	1,044,452	983,478
Series 2019-1A, Class C, 3.770% 1/20/36 (a)	136,594	130,757
Series 2019-3A, Class D, 4.180% 8/20/36 (a)	152,415	145,031
Series 2019-1A, Class D, 4.750% 1/20/36 (a)	123,585	115,608
Structured Asset Investment Loan Trust, Series 2005-2, Class M2, 1 mo. USD LIBOR + .735%
5.885% FRN 3/25/35	243,999	242,042
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2006-BC6, Class A4, 1 mo. USD LIBOR + .170% 5.320% FRN 1/25/37	145,724	141,854

The accompanying notes are an integral part of the financial statements.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2006-WF1, Class M4, 1 mo. USD LIBOR + .645% 5.795% FRN 2/25/36	$181,659	$180,554
Series 2006-GEL1, Class M2, 1 mo. USD LIBOR + 1.200% 6.350% FRN 11/25/35 (a)	377,941	366,181
Trafigura Securitisation Finance PLC, Series 2021-1A, Class B
1.780% 1/15/25 (a)	1,200,000	1,101,136
Upstart Securitization Trust, Series 2021-4, Class A
0.840% 9/20/31 (a)	1,085,078	1,070,736
		38,637,692
Student Loans Asset-Backed Securities — 6.5%
Chase Education Loan Trust, Series 2007-A, Class A4, 3 mo. USD LIBOR + .100%
5.621% FRN 3/28/68	1,690,707	1,635,509
College Loan Corp. Trust, Series 2005-2, Class B, 3 mo. USD LIBOR + .490%
5.750% FRN 1/15/37	233,724	199,610
Commonbond Student Loan Trust
Series 2021-AGS, Class B, 1.400% 3/25/52 (a)	129,400	97,591
Series 2018-CGS, Class C, 4.350% 2/25/46 (a)	13,372	11,916
DRB Prime Student Loan Trust, Series 2017-A, Class A1, 1 mo. USD LIBOR + .850%
6.000% FRN 5/27/42 (a)	3,434	3,434
Edsouth Indenture No. 9 LLC, No.9 LLC, Series 2015-1, Class A, 1 mo. USD LIBOR + .800%
5.950% FRN 10/25/56 (a)	199,280	194,313
ELFI Graduate Loan Program LLC, Series 2018-A, Class A1, 1 mo. USD LIBOR + .750%
5.900% FRN 8/25/42 (a)	138,216	135,330
Goal Capital Funding Trust, Series 2010-1, Class A, 3 mo. USD LIBOR + .700%
6.096% FRN 8/25/48 (a)	88,135	86,015
JP Morgan Student Loan Trust, Series 2007-A, Class B, 3 mo. USD LIBOR + .350%
5.623% FRN 6/28/39 (a)	296,163	265,624
Laurel Road Prime Student Loan Trust, Series 2019-A, Class A1FX
2.340% 10/25/48 (a)	94,952	92,226

	Principal Amount	Value
Navient Private Education Loan Trust, Series 2015-AA, Class A2B, 1 mo. USD LIBOR + 1.200%
6.393% FRN 12/15/28 (a)	$4,451	$4,450
Navient Private Education Refi Loan Trust
Series 2021-A, Class A, 0.840% 5/15/69 (a)	1,828,756	1,587,482
Series 2020-HA, Class A, 1.310% 1/15/69 (a)	320,342	289,956
Navient Student Loan Trust, Series 2017-1A, Class A3, 1 mo. USD LIBOR + 1.150%
6.300% FRN 7/26/66 (a)	318,773	315,059
Nelnet Student Loan Trust
Series 2005-2, Class B, 3 mo. USD LIBOR + .170% 5.398% FRN 3/23/37	854,830	783,024
Series 2006-2, Class B, 3 mo. USD LIBOR + .200% 5.455% FRN 1/25/38	436,227	368,545
Series 2006-3, Class B, 3 mo. USD LIBOR + .250% 5.487% FRN 6/25/41	179,948	158,110
Series 2004-3, Class B, 3 mo. USD LIBOR + .350% 5.605% FRN 10/25/40	870,503	814,985
Series 2014-2A, Class B, 1 mo. USD LIBOR + 1.500% 6.650% FRN 6/25/41 (a)	375,000	371,240
SLC Student Loan Trust
Series 2006-2, Class B, 3 mo. USD LIBOR + .230% 5.782% FRN 12/15/39	711,016	641,261
Series 2005-2, Class B, 3 mo. USD LIBOR + .280% 5.832% FRN 3/15/40	1,075,162	987,777
SLM Student Loan Trust
Series 2005-5, Class A4, 3 mo. USD LIBOR + .140% 5.395% FRN 10/25/28	13,944	13,936
Series 2006-4, Class B, 3 mo. USD LIBOR + .200% 5.455% FRN 1/25/70	219,521	206,641
Series 2006-5, Class B, 3 mo. USD LIBOR + .210% 5.465% FRN 10/25/40	299,668	280,944
Series 2006-2, Class B, 3 mo. USD LIBOR + .220% 5.475% FRN 1/25/41	304,550	282,510
Series 2005-8, Class B, 3 mo. USD LIBOR + .310% 5.565% FRN 1/25/55	274,391	252,487

The accompanying notes are an integral part of the financial statements.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2004-8, Class B, 3 mo. USD LIBOR + .460% 5.715% FRN 1/25/40	$281,990	$254,149
Series 2004-3, Class B, 3 mo. USD LIBOR + .470% 5.725% FRN 10/25/64	176,334	167,399
Series 2003-11, Class B, 3 mo. USD LIBOR + .650% 6.202% FRN 12/15/38	252,372	239,495
SMB Private Education Loan Trust
Series 2018-B, Class A2B, 1 mo. USD LIBOR + .720% 5.913% FRN 1/15/37 (a)	590,210	581,900
Series 2019-A, Class A2B, 1 mo. USD LIBOR + .870% 6.063% FRN 7/15/36 (a)	769,599	760,390
Series 2014-A, Class A3, 1 mo. USD LIBOR + 1.500% 6.693% FRN 4/15/32 (a)	377,627	378,053
SoFi Alternative Trust, Series 2019-C, Class PT,
5.569% VRN 1/25/45 (a) (b)	545,047	520,209
SoFi Professional Loan Program LLC, Series 2017-A, Class A1, 1 mo. USD LIBOR + .700%
5.850% FRN 3/26/40 (a)	3,461	3,459
		12,985,029
Whole Loan Collateral Collateralized Mortgage Obligations — 12.2%
Angel Oak Mortgage Trust
Series 2020-6, Class A1, 1.261% VRN 5/25/65 (a) (b)	953,140	822,932
Series 2022-2, Class A1, 3.353% VRN 1/25/67 (a) (b)	1,947,615	1,747,956
CIM Trust, Series 2019-INV3, Class A11, 1 mo. USD LIBOR + 1.000%
5.500% FRN 8/25/49 (a)	805,624	751,957
COLT Mortgage Loan Trust, Series 2022-1, Class A1,
2.284% VRN 12/27/66 (a) (b)	6,436,438	5,472,440
Lakeview Trust
Series 2022-1, Class M3, 4.585% 4/25/52 (a)	700,000	667,294
Series 2022-3, Class M3, 5.437% 5/29/52 (a)	1,300,000	1,227,916
NewRez Warehouse Securitization Trust, Series 2021-1, Class A, 1 mo. USD LIBOR + .750%
5.900% FRN 5/25/55 (a)	4,044,733	4,012,677
Oceanview Trust
Series 2021-1, Class A, 1.219% 12/29/51 (a)	1,070,481	1,042,008
Series 2021-1, Class M3, 3.090% 12/29/51 (a)	2,000,000	1,906,951

	Principal Amount	Value
Onslow Bay Financial LLC
Series 2021-NQM2, Class A2, 1.357% VRN 5/25/61 (a) (b)	$1,303,066	$998,515
Series 2020-EXP1, Class 2A2, 1 mo. USD LIBOR + .950% 6.100% FRN 2/25/60 (a)	339,251	314,290
PNMAC GMSR Issuer Trust, Series 2018-GT1, Class A, 1 mo. USD LIBOR + 2.850%
9.000% FRN 2/25/25 (a)	440,000	438,910
PSMC Trust, Series 2020-2, Class A2,
3.000% VRN 5/25/50 (a) (b)	708,466	620,231
Starwood Mortgage Residential Trust, Series 2019-INV1, Class A3,
2.916% VRN 9/27/49 (a) (b)	919,707	869,365
Starwood Residential Mortgage Trust, Series 2021-1, Class A3,
1.528% VRN 5/25/65 (a) (b)	2,869,805	2,424,358
Verus Securitization Trust
Series 2021-3, Class A3, 1.437% VRN 6/25/66 (a) (b)	730,369	601,699
Series 2019-INV2, Class A3, 3.219% VRN 7/25/59 (a) (b)	269,467	259,490
		24,178,989

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $107,990,900)		103,637,581

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (c) — 11.1%
Pass-Through Securities — 0.0%
Federal Home Loan Mortgage Corp. Pool #1Q0239, 1 year CMT + 2.175% 4.376% 3/01/37	71,136	71,989
Whole Loans — 11.1%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2021-DNA6, Class M1, 30 day SOFR + .800% 5.867% FRN 10/25/41 (a)	5,030,250	5,011,953
Series 2021-HQA3, Class M1, 30 day SOFR + .850% 5.917% FRN 9/25/41 (a)	6,122,335	5,944,662
Series 2021-DNA7, Class M1, 30 day SOFR + .850% 5.917% FRN 11/25/41 (a)	2,152,422	2,129,595
Series 2020-DNA1, Class M2, 1 mo. USD LIBOR + 1.700% 6.850% FRN 1/25/50 (a)	873,964	874,356

The accompanying notes are an integral part of the financial statements.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2022-DNA3, Class M1A, 30 day SOFR + 2.000% 7.067% FRN 4/25/42 (a)	$1,802,430	$1,804,715
Series 2018-DNA3, Class M2A, 1 mo. USD LIBOR + 2.100% 7.250% FRN 9/25/48 (a)	531,203	534,585
Series 2020-DNA5, Class M2, 30 day SOFR + 2.800% 7.867% FRN 10/25/50 (a)	165,458	167,832
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes, REMICS, Series 2022-DNA5, Class M1A, 30 day USD SOFR Average + 2.950%
8.017% FRN 6/25/42 (a)	558,214	568,319
Federal National Mortgage Association Connecticut Avenue Securities, Series 2023-R03, Class 2M1, 30 day USD SOFR Average + 2.500%
7.567% FRN 4/25/43 (a)	1,066,643	1,075,858
Federal National Mortgage Association Connecticut Avenue Securities Trust
30 day SOFR + 1.900% 6.967% FRN 6/25/43 (a) (d)	1,100,000	1,101,031
Series 2019-R03, Class 1M2, 1 mo. USD LIBOR + 2.150% 7.300% FRN 9/25/31 (a)	249,311	249,654
Series 2019-R02, Class 1M2, 1 mo. USD LIBOR + 2.300% 7.450% FRN 8/25/31 (a)	77,016	77,101
Series 2022-R07, Class 1M1, 30 day SOFR + 2.950% 8.017% FRN 6/25/42 (a)	2,425,275	2,482,016
		22,021,677

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $22,284,986)		22,093,666

U.S. TREASURY OBLIGATIONS — 20.6%
U.S. Treasury Bonds & Notes — 20.6%
U.S. Treasury Inflation Index
0.125% 4/15/26	1,387,884	1,301,317
0.125% 7/15/26	1,708,263	1,604,516
0.125% 10/15/26	1,942,483	1,815,804
0.125% 4/15/27	1,933,668	1,789,625
0.125% 1/15/30	1,591,515	1,427,328
0.125% 7/15/30	1,774,500	1,590,985
0.125% 1/15/31	1,811,839	1,609,830
0.125% 7/15/31	2,150,173	1,906,158

	Principal Amount	Value
0.125% 1/15/32	$1,914,833	$1,685,202
0.125% 2/15/51	757,257	504,596
0.125% 2/15/52	599,269	397,033
0.250% 7/15/29	1,422,924	1,299,057
0.250% 2/15/50	707,862	494,460
0.375% 1/15/27	1,381,204	1,295,863
0.375% 7/15/27	1,797,913	1,685,210
0.500% 1/15/28	553,343	517,516
0.625% 7/15/32	1,983,297	1,822,386
0.625% 2/15/43	527,704	432,552
0.750% 7/15/28 (e)	1,480,204	1,402,465
0.750% 2/15/42	791,969	672,423
0.750% 2/15/45	972,392	802,897
0.875% 1/15/29	1,201,220	1,136,842
0.875% 2/15/47	565,430	473,934
1.000% 2/15/46	640,050	554,731
1.000% 2/15/48	430,497	369,933
1.000% 2/15/49	542,412	465,966
1.125% 1/15/33	1,425,550	1,365,479
1.375% 2/15/44	845,936	796,188
1.500% 2/15/53	459,171	446,234
1.625% 10/15/27	2,713,362	2,673,217
1.750% 1/15/28	796,296	786,972
2.000% 1/15/26	534,867	527,711
2.125% 2/15/40	420,996	451,432
2.125% 2/15/41	623,268	668,358
2.375% 1/15/27	827,222	831,326
2.500% 1/15/29	847,638	872,802
3.375% 4/15/32	427,200	485,673
3.625% 4/15/28	843,890	905,676
3.875% 4/15/29	922,520	1,019,042
		40,888,739

TOTAL U.S. TREASURY OBLIGATIONS (Cost $44,884,373)		40,888,739

TOTAL BONDS & NOTES (Cost $175,160,259)		166,619,986

TOTAL LONG-TERM INVESTMENTS (Cost $175,160,259)		166,619,986

The accompanying notes are an integral part of the financial statements.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 13.9%
Commercial Paper — 12.5%
Alimentation Couche-Tard, Inc.
5.468% 7/13/23 (a)	$4,000,000	$3,992,288
American Honda Finance Corp.
5.518% 7/10/23	1,000,000	998,553
5.662% 8/16/23	2,000,000	1,985,668
Avangrid, Inc.
5.502% 7/24/23 (a)	3,000,000	2,989,240
Hewlett Packard Enterprise Co.
5.564% 7/24/23 (a)	1,000,000	996,433
Hyundai Capital America
5.653% 9/05/23 (a)	2,000,000	1,979,196
Ingredion, Inc.
5.441% 7/20/23 (a)	4,000,000	3,988,182
NextEra Energy Capital Holdings, Inc.
5.661% 8/01/23 (a)	3,000,000	2,985,069
Sempra Energy
5.644% 9/05/23 (a)	1,000,000	989,542
Stanley Black & Decker, Inc.
5.629% 7/24/23 (a)	4,000,000	3,985,816
		24,889,987
Repurchase Agreement — 1.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/23, 1.520%, due 7/03/23 (f)	2,786,899	2,786,899

TOTAL SHORT-TERM INVESTMENTS (Cost $27,680,712)		27,676,886

TOTAL INVESTMENTS — 97.7% (Cost $202,840,971) (g)		194,296,872

Other Assets/(Liabilities) — 2.3%		4,648,082

NET ASSETS — 100.0%		$198,944,954

Abbreviation Legend

FRN	Floating Rate Note
REMICS	Real Estate Mortgage Investment Conduits
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)

Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2023, the aggregate market value of these securities amounted to $133,924,068 or 67.32% of net assets.

(b)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at June 30, 2023.

(c)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(d)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(e)	All or a portion of this security is pledged/held as collateral for open derivatives. (Note 2).
(f)

Maturity value of $2,787,252. Collateralized by U.S. Government Agency obligations with a rate of 4.250%, maturity date of 10/15/25, and an aggregate market value, including accrued interest, of $2,842,710.

(g)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation (Depreciation)
Long
U.S. Treasury Ultra 10 Year	9/20/23	1	$118,503	$(66)
Short
U.S. Treasury Long Bond	9/20/23	3	$(380,973)	$254
U.S. Treasury Ultra Bond	9/20/23	3	(412,677)	4,021
U.S. Treasury Note 2 Year	9/29/23	220	(45,364,491)	628,866
U.S. Treasury Note 5 Year	9/29/23	15	(1,638,352)	31,946
				$665,087

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
12-Month USD SOFR	Annually	Fixed 4.661%	Annually	5/08/25	USD	14,400,000	$(62,301)	$—	$(62,301)
12-Month USD SOFR	Annually	Fixed 4.864%	Annually	6/13/25	USD	28,600,000	9,286	—	9,286
12-Month USD SOFR	Annually	Fixed 3.569%	Annually	7/10/25	USD	14,000,000	(324,200)	—	(324,200)
12-Month USD SOFR	Annually	Fixed 3.725%	Annually	7/14/25	USD	13,900,000	(278,651)	—	(278,651)
12-Month USD SOFR	Annually	Fixed 3.512%	Annually	8/09/25	USD	28,200,000	(646,250)	—	(646,250)
Fixed 3.905%	Annually	12-Month USD SOFR	Annually	5/08/33	USD	3,300,000	(92,489)	—	(92,489)
Fixed 3.646%	Annually	12-Month USD SOFR	Annually	6/13/33	USD	6,500,000	(46,780)	—	(46,780)
Fixed 2.955%	Annually	12-Month USD SOFR	Annually	7/10/33	USD	3,100,000	153,006	—	153,006
Fixed 3.067%	Annually	12-Month USD SOFR	Annually	7/14/33	USD	3,100,000	123,699	—	123,699
Fixed 3.120%	Annually	12-Month USD SOFR	Annually	8/09/33	USD	6,300,000	214,347	—	214,347
							$(950,333)	$—	$(950,333)

The accompanying notes are an integral part of the financial statements.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

OTC Total Return Swaps

Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Counterparty	Termination Date	No. of Contracts/ Notional	Value	Upfront Premium Received (Paid)/ Received	Unrealized Appreciation (Depreciation)
Fed Funds +12.5BP	Maturity	Bloomberg US Treasury Inflation Notes TR Index	Maturity	BNP Paribas SA*	7/31/23	30,058,617	$11,060	$—	$11,060
Fed Funds +15.8BP	Maturity	Bloomberg US Treasury Inflation Notes TR Index	Maturity	BNP Paribas SA*	8/31/23	39,385,026	562,285	—	562,285
Fed Funds +9.0 BP	Maturity	Bloomberg US Treasury Inflation Notes TR Index	Maturity	Goldman Sachs International*	7/31/23	37,922,097	13,954	—	13,954
Fed Funds +9.0 BP	Maturity	Bloomberg US Treasury Inflation Notes TR Index	Maturity	Goldman Sachs International*	8/31/23	35,834,554	511,596	—	511,596
							$1,098,895	$—	$1,098,895

*	Contracts are subject to a master netting agreement or similar agreement.

Currency Legend

USD	U.S. Dollar

The accompanying notes are an integral part of the financial statements.

MML iShares® 60/40 Allocation Fund – Portfolio of Investments
June 30, 2023 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 99.9%
Diversified Financial Services — 99.9%
iShares 1-5 Year Investment Grade Corporate Bond ETF	31,841	$1,597,463
iShares 20+ Year Treasury Bond ETF	6,153	633,390
iShares Broad USD High Yield Corporate Bond ETF	9,148	322,924
iShares Core Dividend Growth ETF	19,360	997,621
iShares Core International Aggregate Bond ETF	3,257	160,537
iShares Core MSCI Emerging Markets ETF	13,109	646,143
iShares Core MSCI International Developed Markets ETF	69,739	4,262,448
iShares Core S&P 500 ETF	7,044	3,139,581
iShares Core S&P Mid-Cap ETF	2,589	676,972
iShares Core S&P Total US Stock Market ETF	110,267	10,788,523
iShares Core U.S. Aggregate Bond ETF	101,422	9,934,285

TOTAL MUTUAL FUNDS (Cost $34,453,190)		33,159,887

TOTAL LONG-TERM INVESTMENTS (Cost $34,453,190)		33,159,887

TOTAL INVESTMENTS — 99.9% (Cost $34,453,190) (a)		33,159,887

Other Assets/(Liabilities) — 0.1%		24,176

NET ASSETS — 100.0%		$33,184,063

Abbreviation Legend

ETF	Exchange-Traded Fund

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML iShares® 80/20 Allocation Fund – Portfolio of Investments
June 30, 2023 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 99.9%
Diversified Financial Services — 99.9%
iShares 1-5 Year Investment Grade Corporate Bond ETF (a)	50,339	$2,525,508
iShares 20+ Year Treasury Bond ETF	4,845	498,744
iShares Broad USD High Yield Corporate Bond ETF	14,485	511,320
iShares Core Dividend Growth ETF	30,641	1,578,931
iShares Core International Aggregate Bond ETF	10,304	507,884
iShares Core MSCI Emerging Markets ETF	52,053	2,565,692
iShares Core MSCI International Developed Markets ETF	127,314	7,781,432
iShares Core S&P 500 ETF	9,922	4,422,335
iShares Core S&P Mid-Cap ETF	8,206	2,145,705
iShares Core S&P Total US Stock Market ETF	253,669	24,818,975
iShares Core U.S. Aggregate Bond ETF	61,577	6,031,467

TOTAL MUTUAL FUNDS (Cost $53,197,577)		53,387,993

TOTAL LONG-TERM INVESTMENTS (Cost $53,197,577)		53,387,993

SHORT-TERM INVESTMENTS — 0.6%
Investment of Cash Collateral from Securities Loaned — 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio (b)	174,250	174,250

	Principal Amount	Value
Repurchase Agreement — 0.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/23, 1.520%, due 7/03/23 (c)	$146,920	$146,920

TOTAL SHORT-TERM INVESTMENTS (Cost $321,170)		321,170

TOTAL INVESTMENTS — 100.5% (Cost $53,518,747) (d)		53,709,163

Other Assets/(Liabilities) — (0.5)%		(290,693)

NET ASSETS — 100.0%		$53,418,470

Abbreviation Legend

ETF	Exchange-Traded Fund

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2023, was $170,578 or 0.32% of net assets (Note 2).
(b)	Represents investment of security lending cash collateral. (Note 2).
(c)

Maturity value of $146,939. Collateralized by U.S. Government Agency obligations with a rate of 4.250%, maturity date of 10/15/25, and an aggregate market value, including accrued interest, of $149,918.

(d)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments
June 30, 2023 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 99.0%
CORPORATE DEBT — 38.4%
Aerospace & Defense — 0.1%
Boeing Co.
5.930% 5/01/60	$605,000	$599,184
Agriculture — 0.8%
BAT Capital Corp.
2.259% 3/25/28	725,000	621,337
3.462% 9/06/29	1,075,000	931,271
4.758% 9/06/49	540,000	407,651
Imperial Brands Finance PLC
3.875% 7/26/29 (a)	1,739,000	1,531,585
Reynolds American, Inc.
5.850% 8/15/45	985,000	875,965
Viterra Finance BV
3.200% 4/21/31 (a)	1,315,000	1,101,291
		5,469,100
Airlines — 0.2%
Spirit Airlines Pass-Through Trust, Series 2015-1, Class A,
4.100% 10/01/29	1,148,321	1,038,018
United Airlines Pass-Through Trust, Series 2018-1, Class B,
4.600% 9/01/27	330,574	310,024
		1,348,042
Auto Manufacturers — 0.4%
General Motors Co.
5.150% 4/01/38	800,000	711,981
General Motors Financial Co., Inc.
3.100% 1/12/32	1,750,000	1,415,403
Nissan Motor Co. Ltd.
4.345% 9/17/27 (a)	611,000	555,708
		2,683,092
Auto Parts & Equipment — 0.1%
Lear Corp.
3.550% 1/15/52	1,325,000	883,983
Banks — 8.7%
Bank Hapoalim BM 5 year CMT + 2.155%
3.255% VRN 1/21/32 (a)	2,600,000	2,226,936
Bank of America Corp.
SOFR + 1.220% 2.299% VRN 7/21/32	1,355,000	1,083,684
5 year CMT + 1.200% 2.482% VRN 9/21/36	2,635,000	2,015,859
5 year CMT + 2.000% 3.846% VRN 3/08/37	2,145,000	1,834,242

	Principal Amount	Value
3 mo. USD Term SOFR + 2.076% 4.244% VRN 4/24/38	$1,150,000	$1,009,866
6.110% 1/29/37	1,550,000	1,634,655
7.750% 5/14/38	400,000	474,740
Bank of Nova Scotia 3 mo. USD LIBOR + 2.648%
7.846% VRN (b)	3,575,000	2,961,709
Barclays PLC
5 year USD Swap + 4.842% 7.750% VRN (b)	1,425,000	1,396,358
5 year CMT + 5.431% 8.000% VRN (b)	1,382,000	1,234,679
BNP Paribas SA 5 year USD Swap + 4.149%
6.625% VRN (a) (b)	1,105,000	1,061,215
BPCE SA SOFR + 1.730%
3.116% VRN 10/19/32 (a)	1,860,000	1,435,598
Citigroup, Inc. 3 mo. USD LIBOR + 4.068%
9.341% VRN (b)	890,000	893,115
Credit Suisse AG
6.500% 8/08/23 (a)	1,630,000	1,618,264
7.950% 1/09/25	1,900,000	1,938,461
Discover Bank 5 year USD ICE Swap + 1.730%,
4.682% VRN 8/09/28	3,105,000	2,838,924
Goldman Sachs Group, Inc.
SOFR + 1.410% 3.102% VRN 2/24/33	1,500,000	1,267,130
6.750% 10/01/37	1,795,000	1,930,601
HSBC Holdings PLC
SOFR + 1.290% 1.589% VRN 5/24/27	699,000	616,910
SOFR + 1.285% 2.206% VRN 8/17/29	1,203,000	1,006,390
SOFR + 1.970% 6.161% VRN 3/09/29	1,840,000	1,855,659
Huntington Bancshares, Inc. 5 year CMT + 1.170%
2.487% VRN 8/15/36	252,000	177,663
ING Groep NV 5 year USD ICE Swap + 4.204%
6.750% VRN (b)	1,200,000	1,143,000
JP Morgan Chase & Co.
3 mo. USD Term SOFR + 2.515% 2.956% VRN 5/13/31	1,000,000	857,450
5.600% 7/15/41	1,125,000	1,169,970
Lloyds Banking Group PLC
5 year USD Swap + 4.760% 7.500% VRN (b)	2,100,000	2,006,025

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
1 year CMT + 3.750% 7.953% VRN 11/15/33	$1,030,000	$1,117,420
Macquarie Bank Ltd. 5 year CMT + 1.700%
3.052% VRN 3/03/36 (a)	2,665,000	2,021,803
Macquarie Group Ltd. SOFR + 1.069%
1.340% VRN 1/12/27 (a)	950,000	845,601
Mizrahi Tefahot Bank Ltd. 5 year CMT + 2.250%
3.077% VRN 4/07/31 (a)	2,780,000	2,423,660
Morgan Stanley
SOFR + 1.360% 2.484% VRN 9/16/36	1,270,000	963,600
SOFR + 2.620% 5.297% VRN 4/20/37	2,320,000	2,195,172
National Australia Bank Ltd. 5 year CMT + 1.700%
3.347% VRN 1/12/37 (a)	2,960,000	2,329,983
Natwest Group PLC 1 year CMT + 1.350%
5.847% VRN 3/02/27	622,000	615,187
SVB Financial Group
4.250% (b)	298,000	20,859
Synovus Bank GA
5.625% 2/15/28	1,563,000	1,412,151
Toronto-Dominion Bank 5 year CMT + 4.075%
8.125% VRN 10/31/82	1,706,000	1,733,091
U.S. Bancorp SOFR + 2.260%
5.836% VRN 6/12/34	995,000	1,002,199
UBS Group AG
SOFR Index + .980% 1.305% VRN 2/02/27 (a)	2,500,000	2,184,170
SOFR + 3.340% 6.373% VRN 7/15/26 (a)	892,000	886,366
Wells Fargo & Co.
5.900% VRN (b) (c)	1,890,000	1,864,013
		59,304,378
Beverages — 0.4%
Bacardi Ltd.
5.150% 5/15/38 (a)	450,000	421,918
Bacardi Ltd./Bacardi-Martini BV
5.900% 6/15/43 (a)	396,000	399,922
Molson Coors Beverage Co.
4.200% 7/15/46	1,859,000	1,539,343
5.000% 5/01/42	360,000	333,368
		2,694,551

	Principal Amount	Value
Biotechnology — 0.1%
Amgen, Inc.
5.600% 3/02/43	$982,000	$984,972
Chemicals — 0.3%
Celanese U.S. Holdings LLC
6.165% 7/15/27	975,000	969,957
LYB International Finance III LLC
4.200% 5/01/50	1,475,000	1,124,978
		2,094,935
Coal — 0.1%
Teck Resources Ltd.
6.000% 8/15/40	808,000	787,212
Computers — 0.2%
Dell International LLC/EMC Corp.
8.100% 7/15/36	325,000	380,237
Leidos, Inc.
2.300% 2/15/31	1,260,000	992,815
		1,373,052
Distribution & Wholesale — 0.1%
LKQ Corp.
5.750% 6/15/28 (a)	838,000	835,274
Diversified Financial Services — 3.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.300% 1/30/32	4,115,000	3,366,476
Antares Holdings LP
2.750% 1/15/27 (a)	1,275,000	1,047,526
3.950% 7/15/26 (a)	2,555,000	2,242,597
8.500% 5/18/25 (a)	720,000	703,812
Ares Finance Co. III LLC 5 year CMT + 3.237%
4.125% VRN 6/30/51 (a)	1,585,000	1,158,137
Ares Finance Co. LLC
4.000% 10/08/24 (a)	2,080,000	1,994,214
Avolon Holdings Funding Ltd.
2.528% 11/18/27 (a)	2,755,000	2,322,734
3.250% 2/15/27 (a)	1,610,000	1,434,355
4.250% 4/15/26 (a)	2,976,000	2,772,487
5.500% 1/15/26 (a)	190,000	184,092
Blue Owl Finance LLC
3.125% 6/10/31 (a)	3,120,000	2,373,963
4.125% 10/07/51 (a)	1,675,000	1,047,522
Charles Schwab Corp. SOFR + 2.500%
5.853% VRN 5/19/34	921,000	934,710
Global Aircraft Leasing Co. Ltd.
6.500% 9/15/24 (a)	1,502,197	1,375,036
		22,957,661

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Electric — 0.9%
AEP Transmission Co. LLC
5.400% 3/15/53	$617,000	$634,087
CMS Energy Corp.
4.875% 3/01/44	780,000	707,340
NextEra Energy Capital Holdings, Inc. 5 year CMT + 2.547%
3.800% VRN 3/15/82	1,250,000	1,049,411
Pacific Gas & Electric Co.
2.500% 2/01/31	775,000	606,735
PG&E Wildfire Recovery Funding LLC
4.674% 12/01/53	1,200,000	1,124,176
Puget Energy, Inc.
2.379% 6/15/28	840,000	724,440
Vistra Operations Co. LLC
5.125% 5/13/25 (a)	1,550,000	1,511,182
		6,357,371
Electronics — 0.3%
Trimble, Inc.
6.100% 3/15/33	1,863,000	1,887,648
Entertainment — 0.3%
Warnermedia Holdings, Inc.
4.279% 3/15/32	2,060,000	1,826,963
Food — 0.9%
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
3.625% 1/15/32 (a)	5,300,000	4,300,632
Smithfield Foods, Inc.
2.625% 9/13/31 (a)	1,730,000	1,278,425
3.000% 10/15/30 (a)	943,000	739,365
		6,318,422
Gas — 0.5%
CenterPoint Energy Resources Corp.
6.625% 11/01/37	1,250,000	1,299,822
NiSource, Inc.
4.800% 2/15/44	1,035,000	938,904
5.800% 2/01/42	950,000	916,326
		3,155,052
Hand & Machine Tools — 0.3%
Regal Rexnord Corp.
6.050% 4/15/28 (a)	1,860,000	1,846,436
Health Care – Services — 0.3%
City of Hope
4.378% 8/15/48	1,050,000	890,163
HCA, Inc.
5.900% 6/01/53	1,470,000	1,456,253
		2,346,416

	Principal Amount	Value
Insurance — 6.3%
Allianz SE 5 year CMT + 2.973%
3.500% VRN (a) (b)	$4,200,000	$3,466,995
Allstate Corp. 3 mo. USD LIBOR + 2.938%
5.750% VRN 8/15/53	2,885,000	2,839,040
AmTrust Financial Services, Inc.
6.125% 8/15/23	3,370,000	3,346,186
Ascot Group Ltd.
4.250% 12/15/30 (a)	1,990,000	1,528,256
Athene Global Funding
2.673% 6/07/31 (a)	2,505,000	1,944,415
AXIS Specialty Finance LLC 5 year CMT + 3.186%
4.900% VRN 1/15/40	1,315,000	1,048,290
Brighthouse Financial, Inc.
4.700% 6/22/47	2,250,000	1,721,915
Brown & Brown, Inc.
4.200% 3/17/32	1,221,000	1,096,491
Corebridge Financial, Inc. 5 year CMT + 3.846%
6.875% VRN 12/15/52	3,281,000	3,144,805
Enstar Finance LLC 5 year CMT + 5.468%
5.750% VRN 9/01/40	2,200,000	1,896,290
Enstar Group Ltd.
3.100% 9/01/31	1,638,000	1,284,456
4.950% 6/01/29	879,000	818,542
Equitable Holdings, Inc. 5 year CMT + 4.736%
4.950% VRN (b)	206,000	191,312
Fairfax Financial Holdings Ltd.
5.625% 8/16/32	840,000	811,424
Global Atlantic Fin Co.
3.125% 6/15/31 (a)	4,487,000	3,377,977
5 year CMT + 3.796% 4.700% VRN 10/15/51 (a)	3,060,000	2,168,932
Hanwha Life Insurance Co. Ltd. 5 year CMT + 1.850%
3.379% VRN 2/04/32 (a)	2,485,000	2,223,917
Hill City Funding Trust
4.046% 8/15/41 (a)	5,150,000	3,509,357
Liberty Mutual Group, Inc. 5 year CMT + 3.315%
4.125% VRN 12/15/51 (a)	1,220,000	958,676
MetLife Capital Trust IV
7.875% 12/15/67 (a)	725,000	758,886

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Sammons Financial Group, Inc.
3.350% 4/16/31 (a)	$3,805,000	$2,955,949
4.450% 5/12/27 (a)	270,000	248,779
4.750% 4/08/32 (a)	805,000	672,948
USF&G Capital I
8.500% 12/15/45 (a)	885,000	973,887
		42,987,725
Investment Companies — 1.3%
Ares Capital Corp.
2.150% 7/15/26	1,850,000	1,604,087
BlackRock TCP Capital Corp.
3.900% 8/23/24	1,316,000	1,269,498
Blackstone Private Credit Fund
1.750% 9/15/24	335,000	314,355
2.625% 12/15/26	3,425,000	2,913,980
Golub Capital BDC, Inc.
2.500% 8/24/26	880,000	761,022
OWL Rock Core Income Corp.
4.700% 2/08/27	1,945,000	1,764,935
		8,627,877
Media — 0.9%
CCO Holdings LLC/CCO Holdings Capital Corp.
5.125% 5/01/27 (a)	2,000,000	1,862,490
Charter Communications Operating LLC/Charter Communications Operating Capital
3.900% 6/01/52	765,000	500,589
6.484% 10/23/45	1,485,000	1,396,075
Discovery Communications LLC
4.000% 9/15/55	1,210,000	804,231
4.650% 5/15/50	490,000	373,259
Time Warner Cable LLC
6.750% 6/15/39	985,000	946,661
		5,883,305
Oil & Gas — 2.1%
BP Capital Markets PLC 5 year CMT + 4.398%
4.875% VRN (b)	1,475,000	1,340,775
EQT Corp.
3.900% 10/01/27	2,160,000	1,996,962
7.000% STEP 2/01/30	1,795,000	1,879,419
Ovintiv, Inc.
6.500% 8/15/34	1,050,000	1,052,261
6.500% 2/01/38	545,000	534,315
7.100% 7/15/53	1,723,000	1,773,590
Patterson-UTI Energy, Inc.
3.950% 2/01/28	2,435,000	2,181,924
5.150% 11/15/29	1,225,000	1,109,720

	Principal Amount	Value
Petroleos Mexicanos
5.350% 2/12/28	$665,000	$547,569
6.375% 1/23/45	595,000	365,448
6.500% 3/13/27	585,000	520,490
6.625% 6/15/35	140,000	97,626
Santos Finance Ltd.
3.649% 4/29/31 (a)	1,490,000	1,236,981
		14,637,080
Oil & Gas Services — 0.4%
NOV, Inc.
3.600% 12/01/29	1,573,000	1,397,205
3.950% 12/01/42	1,506,000	1,104,896
		2,502,101
Pharmaceuticals — 0.9%
AbbVie, Inc.
4.700% 5/14/45	860,000	785,725
Cigna Group
4.800% 7/15/46	880,000	807,312
CVS Health Corp.
5.050% 3/25/48	455,000	419,393
6.125% 9/15/39	560,000	581,046
CVS Pass-Through Trust
5.926% 1/10/34 (a)	894,392	848,369
7.507% 1/10/32 (a)	737,983	769,848
Utah Acquisition Sub, Inc.
5.250% 6/15/46	2,325,000	1,832,989
		6,044,682
Pipelines — 1.7%
Energy Transfer LP
6.125% 12/15/45	1,000,000	950,058
3 mo. USD LIBOR + 4.028% 9.349% VRN (b) (d)	2,370,000	2,127,075
EnLink Midstream Partners LP
4.850% 7/15/26	951,000	917,715
5.450% 6/01/47	1,125,000	924,756
Enterprise Products Operating LLC 3 mo. USD Term SOFR + 3.295%
5.250% VRN 8/16/77	2,475,000	2,164,283
Plains All American Pipeline LP 3 mo. USD LIBOR + 4.110%
9.431% VRN (b)	2,345,000	2,087,352
Plains All American Pipeline LP/PAA Finance Corp.
4.700% 6/15/44	1,195,000	932,222
6.650% 1/15/37	375,000	376,189
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.875% 2/01/31	930,000	859,450
		11,339,100

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Private Equity — 1.0%
Apollo Management Holdings LP 5 year CMT + 3.266%
4.950% VRN 1/14/50 (a)	$1,505,000	$1,260,437
Hercules Capital, Inc.
2.625% 9/16/26	3,284,000	2,810,077
3.375% 1/20/27	1,745,000	1,511,623
KKR Group Finance Co. VIII LLC
3.500% 8/25/50 (a)	710,000	483,530
KKR Group Finance Co. X LLC
3.250% 12/15/51 (a)	1,035,000	663,948
		6,729,615
Real Estate Investment Trusts (REITS) — 2.8%
Broadstone Net Lease LLC
2.600% 9/15/31	1,835,000	1,314,832
Global Net Lease, Inc./Global Net Lease Operating Partnership LP
3.750% 12/15/27 (a)	2,625,000	1,925,703
GLP Capital LP/GLP Financing II, Inc.
5.750% 6/01/28	1,050,000	1,027,284
Host Hotels & Resorts LP
2.900% 12/15/31	580,000	455,973
3.500% 9/15/30	2,120,000	1,795,868
Kimco Realty OP LLC
4.125% 12/01/46	710,000	525,917
4.450% 9/01/47	800,000	648,101
Omega Healthcare Investors, Inc.
3.375% 2/01/31	1,625,000	1,288,930
Piedmont Operating Partnership LP
2.750% 4/01/32	1,035,000	696,879
Rexford Industrial Realty LP
2.125% 12/01/30	1,137,000	896,944
Service Properties Trust
4.950% 10/01/29	1,155,000	896,092
Spirit Realty LP
2.700% 2/15/32	550,000	420,648
3.200% 1/15/27	2,280,000	2,051,523
3.400% 1/15/30	515,000	437,275
4.000% 7/15/29	1,290,000	1,134,708
STORE Capital Corp.
4.500% 3/15/28	2,075,000	1,812,119
WEA Finance LLC
2.875% 1/15/27 (a)	2,420,000	2,083,879
		19,412,675
Retail — 0.1%
Advance Auto Parts, Inc.
5.950% 3/09/28	999,000	985,750

	Principal Amount	Value
Software — 0.5%
Electronic Arts, Inc.
2.950% 2/15/51	$1,100,000	$744,122
Microsoft Corp.
2.921% 3/17/52	2,064,000	1,535,549
Oracle Corp.
6.900% 11/09/52	712,000	799,126
		3,078,797
Telecommunications — 1.9%
AT&T, Inc.
3.550% 9/15/55	5,153,000	3,607,438
British Telecommunications PLC
9.625% STEP 12/15/30	2,755,000	3,389,669
Deutsche Telekom International Finance BV
8.750% STEP 6/15/30	635,000	760,466
Sprint Capital Corp.
8.750% 3/15/32	3,250,000	3,927,973
Vodafone Group PLC
4.250% 9/17/50	1,150,000	923,262
		12,608,808
Toys, Games & Hobbies — 0.1%
Hasbro, Inc.
3.900% 11/19/29	1,075,000	971,413

TOTAL CORPORATE DEBT (Cost $298,369,362)		261,562,672

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 29.4%
Commercial Mortgage-Backed Securities — 8.8%
BANK, Series 2020-BN30, Class MCDF,
3.016% VRN 12/15/53 (c)	2,100,000	1,083,711
BBCMS Mortgage Trust
Series 2018-CHRS, Class B, 4.409% VRN 8/05/38 (a) (c)	2,250,000	1,821,493
Series 2018-CHRS, Class C, 4.409% VRN 8/05/38 (a) (c)	1,610,000	1,239,896
Series 2018-CHRS, Class D, 4.409% VRN 8/05/38 (a) (c)	1,370,000	1,016,350
Benchmark Mortgage Trust
Series 2021-B23, Class 360A, 2.852% VRN 2/15/54 (a) (c)	2,200,000	1,501,395
Series 2021-B23, Class 360B, 2.852% VRN 2/15/54 (a) (c)	3,587,000	2,185,383
Series 2021-B25, Class 300C, 3.094% VRN 4/15/54 (a) (c)	2,500,000	1,598,859
BGME Trust
Series 2021-VR, Class C, 3.094% VRN 1/10/43 (a) (c)	12,518,000	9,706,060

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2021-VR, Class D, 3.094% VRN 1/10/43 (a) (c)	$2,800,000	$2,054,497
BX Commercial Mortgage Trust
Series 2021-SOAR, Class E, 1 mo. USD LIBOR + 1.800% 6.994% FRN 6/15/38 (a)	1,841,732	1,765,818
Series 2019-XL, Class E, 1 mo. USD Term SOFR + 1.914% 7.062% FRN 10/15/36 (a)	1,469,650	1,449,482
Series 2021-VOLT, Class E, 1 mo. USD LIBOR + 2.000% 7.193% FRN 9/15/36 (a)	4,999,000	4,717,998
BX Trust, Series 2023-LIFE, Class C
5.884% 2/15/28 (a)	1,100,000	1,035,893
COLEM Mortgage Trust, Series 2022-HLNE,
2.543% VRN 4/12/42 (a) (c)	1,600,000	1,204,310
COMM Mortgage Trust
Series 2012-CR4, Class B, 3.703% 10/15/45 (a)	1,060,000	642,092
Series 2014-UBS2, Class AM, 4.199% 3/10/47	1,375,000	1,343,108
Series 2015-CR23, Class C, 4.443% VRN 5/10/48 (c)	1,000,000	839,118
Series 2014-LC17, Class C, 4.694% VRN 10/10/47 (c)	2,908,000	2,576,755
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class E, 1 mo. USD LIBOR + 2.150%
7.343% FRN 5/15/36 (a)	568,585	555,800
DROP Mortgage Trust
Series 2021-FILE, Class C, 1 mo. USD LIBOR + 2.250% 7.443% FRN 10/15/43 (a)	2,629,000	2,215,427
Series 2021-FILE, Class D, 1 mo. USD LIBOR + 2.750% 7.943% FRN 10/15/43 (a)	908,000	765,134
Extended Stay America Trust, Series 2021-ESH, Class D, 1 mo. USD LIBOR + 2.250%
7.444% FRN 7/15/38 (a)	1,927,476	1,873,306
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C,
3.565% VRN 1/05/39 (a) (c)	2,500,000	1,745,919
KIND Trust, Series 2021-KIND, Class C, 1 mo. USD Term SOFR + 1.864%
7.012% FRN 8/15/38 (a)	2,581,344	2,359,940

	Principal Amount	Value
KNDL Mortgage Trust, Series 2019-KNSQ, Class E, 1 mo. USD LIBOR + 1.950%
7.143% FRN 5/15/36 (a)	$1,505,000	$1,481,028
Life Mortgage Trust, Series 2021-BMR, Class E, 1 mo. USD Term SOFR + 1.864%
7.012% FRN 3/15/38 (a)	1,902,047	1,817,731
MFT Trust
Series 2020-ABC, Class A, 3.358% 2/10/42 (a)	919,000	658,308
Series 2020-ABC, Class B, 3.593% VRN 2/10/42 (a) (c)	2,253,000	1,547,302
MHC Commercial Mortgage Trust, Series 2021-MHC, Class D, 1 mo. USD Term SOFR + 1.715%
6.862% FRN 4/15/38 (a)	1,600,000	1,556,037
MKT Mortgage Trust
Series 2020-525M, Class D, 3.039% VRN 2/12/40 (a) (c)	475,000	265,025
Series 2020-525M, Class E, 3.039% VRN 2/12/40 (a) (c)	976,000	466,033
Ready Capital Commercial Mortgage Financing LLC, 1 mo. USD Term SOFR + 3.198%
8.198% FRN 5/25/38 (a)	1,900,000	1,891,259
VASA Trust, Series 2021-VASA, Class D, 1 mo. USD LIBOR + 2.100%
7.293% FRN 7/15/39 (a)	3,761,000	2,829,946
Wells Fargo Commercial Mortgage Trust, Series 2018-C45, Class B
4.556% 6/16/51	400,000	338,941
		60,149,354
Other Asset-Backed Securities — 14.9%
522 Funding CLO Ltd., Series 2018-3A, Class CR, 3 mo. USD LIBOR + 2.050%
7.300% FRN 10/20/31 (a)	950,000	914,887
AASET Trust
Series 2020-1A, Class A, 3.351% 1/16/40 (a)	790,582	663,581
Series 2021-2A, Class B, 3.538% 1/15/47 (a)	903,945	679,259
Adams Outdoor Advertising LP, Series 2018-1, Class A
4.810% 11/15/48 (a)	1,677,061	1,580,112
Anchorage Capital CLO Ltd., Series 2021-19A, Class A, 3 mo. USD LIBOR + 1.210%
6.470% FRN 10/15/34 (a)	2,000,000	1,949,818

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Apidos CLO XLIV Ltd., Series 2023-44A, Class B, 3 mo. USD Term SOFR + 2.550%
7.607% FRN 4/26/35 (a)	$1,750,000	$1,750,555
Atrium XV, Series 15A, Class B, 3 mo. USD LIBOR + 1.750%
7.023% FRN 1/23/31 (a)	1,190,000	1,166,325
Bain Capital Credit CLO Ltd., Series 2022-1A, Class A1, 3 mo. USD Term SOFR + 1.320%
6.302% FRN 4/18/35 (a)	750,000	729,660
Ballyrock CLO Ltd., Series 2019-2A, Class CR, 3 mo. USD LIBOR + 3.150%
8.529% FRN 11/20/30 (a)	400,000	384,431
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A
2.940% 5/25/29 (a)	190,350	185,371
Business Jet Securities LLC
Series 2020-1A, Class A, 2.981% 11/15/35 (a)	208,952	197,415
Series 2021-1A, Class C, 5.067% 4/15/36 (a)	572,505	526,889
Canyon Capital CLO Ltd., Series 2019-2A, Class CR, 3 mo. USD LIBOR + 2.150%
7.410% FRN 10/15/34 (a)	700,000	662,375
Carlyle U.S. CLO Ltd., Series 2021-6A, Class B, 3 mo. USD LIBOR + 1.700%
6.960% FRN 7/15/34 (a)	1,400,000	1,364,691
CARS-DB4 LP
Series 2020-1A, Class A3, 3.250% 2/15/50 (a)	454,294	392,971
Series 2020-1A, Class A6, 3.810% 2/15/50 (a)	393,937	330,053
Castlelake Aircraft Structured Trust, Series 2019-1A, Class A
3.967% 4/15/39 (a)	380,591	337,870
CBAM Ltd., Series 2018-6A, Class B1R, 3 mo. USD Term SOFR + 2.362%
7.348% FRN 1/15/31 (a)	900,000	887,882
Cedar Funding IX CLO Ltd., Series 2018-9A, Class A1, 3 mo. USD LIBOR + .980%
6.230% FRN 4/20/31 (a)	750,000	743,616
Diameter Capital CLO Ltd., Series 2021-2A, Class A1, 3 mo. USD LIBOR + 1.220%
6.480% FRN 10/15/36 (a)	2,000,000	1,960,338

	Principal Amount	Value
Eaton Vance CLO Ltd.
Series 2020-2A, Class BR, 3 mo. USD LIBOR + 1.700% 6.960% FRN 1/15/35 (a)	$1,400,000	$1,364,555
Series 2018-1A, Class B, 3 mo. USD LIBOR + 1.750% 7.010% FRN 10/15/30 (a)	1,700,000	1,664,587
Series 2020-1A, Class CR, 3 mo. USD LIBOR + 2.050% 7.310% FRN 10/15/34 (a)	350,000	336,763
Elmwood CLO III Ltd., Series 2019-3A, Class BR, 3 mo. USD LIBOR + 1.650%
6.900% FRN 10/20/34 (a)	350,000	340,656
Flexential Issuer
Series 2021-1A, Class B, 3.720% 11/27/51 (a)	4,000,000	3,390,480
Series 2021-1A, Class C, 6.930% 11/27/51 (a)	4,000,000	3,402,999
GoldenTree Loan Management U.S. CLO 1 Ltd., Series 2021-11A, Class A, 3 mo. USD LIBOR + 1.130%
6.380% FRN 10/20/34 (a)	1,000,000	982,132
Goldentree Loan Management U.S. CLO Ltd., Series 2019-5A, Class CR, 3 mo. USD LIBOR + 2.050%
7.300% FRN 10/20/32 (a)	1,000,000	959,294
Goodgreen Trust
Series 2019-2A, Class A, 2.760% 4/15/55 (a)	1,620,892	1,341,433
Series 2017-1A, Class A, 3.740% 10/15/52 (a)	427,314	375,686
Series 2019-1A, Class A, 3.860% 10/15/54 (a)	723,295	632,440
Gulf Stream Meridian 6 Ltd., Series 2021-6A, Class A2, 3 mo. USD LIBOR + 1.750%
7.010% FRN 1/15/37 (a)	500,000	484,081
Harbor Park CLO Ltd., Series 2018-1A, Class B1, 3 mo. USD LIBOR + 1.700%
6.950% FRN 1/20/31 (a)	1,290,000	1,263,346
Hero Funding Trust
Series 2016-3A, Class A1, 3.080% 9/20/42 (a)	380,328	332,078
Series 2017-3A, Class A1, 3.190% 9/20/48 (a)	426,944	365,444
Series 2017-2A, Class A1, 3.280% 9/20/48 (a)	123,386	106,105
Series 2016-4A, Class A1, 3.570% 9/20/47 (a)	488,038	431,742

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2017-2A, Class A2, 4.070% 9/20/48 (a)	$99,192	$87,365
Series 2018-1A, Class A2, 4.670% 9/20/48 (a)	744,341	676,399
Horizon Aircraft Finance I Ltd., Series 2018-1, Class A
4.458% 12/15/38 (a)	816,392	704,136
Horizon Aircraft Finance II Ltd., Series 2019-1, Class A
3.721% 7/15/39 (a)	1,056,565	902,292
Horizon Aircraft Finance III Ltd., Series 2019-2, Class A
3.425% 11/15/39 (a)	2,622,808	2,072,018
HPS Loan Management Ltd., Series 2023-18A, Class B, 3 mo. USD Term SOFR + 2.950%
8.212% FRN 7/20/36 (a)	1,000,000	1,000,000
Invesco CLO Ltd., Series 2021-3A, Class B, 3 mo. USD LIBOR + 1.650%
6.923% FRN 10/22/34 (a)	2,000,000	1,944,782
KKR CLO Ltd.
Series 28A, Class A, 3 mo. USD LIBOR + 1.140% 6.692% FRN 3/15/31 (a)	877,296	869,191
Series 36A, Class C, 3 mo. USD LIBOR + 2.150% 7.410% FRN 10/15/34 (a)	500,000	476,029
KREF Ltd.
Series 2021-FL2, Class B, 1 mo. USD LIBOR + 1.650% 6.808% FRN 2/15/39 (a)	2,900,000	2,730,596
Series 2021-FL2, Class C, 1 mo. USD LIBOR + 2.000% 7.158% FRN 2/15/39 (a)	5,000,000	4,622,890
Series 2021-FL2, Class D, 1 mo. USD LIBOR + 2.200% 7.358% FRN 2/15/39 (a)	4,100,000	3,758,052
Labrador Aviation Finance Ltd., Series 2016-1A, Class A1
4.300% 1/15/42 (a)	1,724,186	1,419,897
Madison Park Funding Ltd.
Series 2018-28A, Class B, 3 mo. USD LIBOR + 1.600% 6.860% FRN 7/15/30 (a)	1,665,000	1,632,304
Series 2018-32A, Class CR, 3 mo. USD LIBOR + 2.000% 7.273% FRN 1/22/31 (a)	1,000,000	962,991
Series 2018-29A, Class C, 3 mo. USD LIBOR + 2.200% 7.462% FRN 10/18/30 (a)	620,000	602,481

	Principal Amount	Value
Mariner Finance Issuance Trust
Series 2021-AA, Class B, 2.330% 3/20/36 (a)	$1,336,000	$1,097,961
Series 2021-AA, Class C, 2.960% 3/20/36 (a)	637,000	522,799
Mosaic Solar Loans LLC
Series 2018-1A, Class A, 4.010% 6/22/43 (a)	159,354	142,677
Series 2017-1A, Class A, 4.450% 6/20/42 (a)	147,759	139,159
Neuberger Berman CLO Ltd., Series 2015-20A, Class BRR, 3 mo. USD LIBOR + 1.650%
6.910% FRN 7/15/34 (a)	1,800,000	1,754,138
Neuberger Berman Loan Advisers CLO Ltd., Series 2015-45A, Class B, 3 mo. USD LIBOR + 1.650%
6.901% FRN 10/14/35 (a)	1,350,000	1,313,196
NP SPE II LLC, Series 2017-1A, Class A2
4.219% 10/21/47 (a)	2,260,000	2,055,531
Oak Street Investment Grade Net Lease Fund, Series 2020-1A, Class A5
3.390% 11/20/50 (a)	1,200,000	1,070,283
OCP CLO Ltd., Series 2018-15A, Class A1, 3 mo. USD LIBOR + 1.100%
6.350% FRN 7/20/31 (a)	250,000	247,658
Oxford Finance Funding LLC, Series 2020-1A, Class A2
3.101% 2/15/28 (a)	552,945	544,959
Parallel Ltd., Series 2021-2A, Class A2, 3 mo. USD LIBOR + 1.850%
7.100% FRN 10/20/34 (a)	450,000	432,555
Pioneer Aircraft Finance Ltd., Series 2019-1, Class A
3.967% 6/15/44 (a)	1,205,961	1,046,726
Planet Fitness Master Issuer LLC, Series 2019-1A, Class A2
3.858% 12/05/49 (a)	2,240,730	1,889,816
Rad CLO 12 Ltd., Series 2021-12A, Class A, 3 mo. USD LIBOR + 1.170%
6.469% FRN 10/30/34 (a)	1,000,000	979,466
Rockford Tower CLO Ltd., Series 2019-1A, Class B1R, 3 mo. USD LIBOR + 1.550%
6.800% FRN 4/20/34 (a)	1,500,000	1,431,502
RR 19 Ltd., Series 2021-19A, Class A1, 3 mo. USD LIBOR + 1.140%
6.400% FRN 10/15/35 (a)	1,000,000	982,892

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
RR 3 Ltd., Series 2018-3A, Class A1R2, 3 mo. USD LIBOR + 1.090%
6.350% FRN 1/15/30 (a)	$2,249,977	$2,234,517
RR 7 Ltd., Series 2019-7A, Class A2B, 3 mo. USD Term SOFR + 1.850%
6.836% FRN 1/15/37 (a)	750,000	723,152
Sierra Timeshare Receivables Funding LLC
Series 2021-1A, Class D, 3.170% 11/20/37 (a)	485,130	437,803
Series 2018-3A, Class D, 5.200% 9/20/35 (a)	208,185	198,726
Silver Point CLO 2 Ltd., Series 2023-2A, Class A1, 3 mo. USD Term SOFR + 2.250%
7.332% FRN 4/20/35 (a)	1,500,000	1,501,795
Steele Creek CLO Ltd., Series 2018-2A, Class C, 3 mo. USD LIBOR + 2.300%
7.645% FRN 8/18/31 (a)	1,170,000	1,109,295
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-GEL1, Class M2, 1 mo. USD LIBOR + 1.200%
6.350% FRN 11/25/35 (a)	1,068,661	1,035,408
Structured Receivables Finance LLC, Series 2010-B, Class A
3.730% 8/15/36 (a)	55,641	53,269
Sunnova Helios II Issuer LLC, Series 2018-1A, Class A
4.870% 7/20/48 (a)	396,841	363,552
SuttonPark Structured Settlements LLC, Series 2017-1A, Class A
4.190% 1/15/71 (a)	1,685,513	1,467,754
Symphony CLO Ltd., Series 2023-30A, Class B, 3 mo. USD Term SOFR + 2.650%
7.718% FRN 4/20/35 (a)	1,875,000	1,875,645
Thrust Engine Leasing DAC
Series 2021-1A, Class A, 4.163% 7/15/40 (a)	2,443,748	2,050,378
Series 2021-1A, Class B, 6.121% 7/15/40 (a)	1,167,498	862,816
Series 2021-1A, Class C, 7.386% 7/15/40 (a)	869,357	645,110
TICP CLO XIV Ltd., Series 2019-14A, Class A2R, 3 mo. USD LIBOR + 1.650%
6.900% FRN 10/20/32 (a)	1,000,000	976,910

	Principal Amount	Value
TICP CLO XV Ltd., Series 2020-15A, Class A, 3 mo. USD LIBOR + 1.280%
6.530% FRN 4/20/33 (a)	$2,500,000	$2,474,797
Vivint Solar Financing V LLC, Series 2018-1A, Class B
7.370% 4/30/48 (a)	1,799,818	1,647,126
Voya CLO Ltd., Series 2021-3A, Class B, 3 mo. USD LIBOR + 1.600%
6.850% FRN 1/20/35 (a)	500,000	481,410
WAVE LLC, Series 2019-1A, Class A
3.597% 9/15/44 (a)	3,075,191	2,518,889
WAVE Trust
Series 2017-1A, Class A, 3.844% 11/15/42 (a)	271,230	215,639
Series 2017-1A, Class C, 6.656% 11/15/42 (a)	2,212,530	247,118
Willis Engine Structured Trust IV, Series 2018-A, Class A,
4.750% STEP 9/15/43 (a)	961,973	797,495
Wind River CLO Ltd.
Series 2018-2A, Class B, 3 mo. USD LIBOR + 1.750% 7.010% FRN 7/15/30 (a)	1,150,000	1,118,814
Series 2016-2A, Class BR, 3 mo. USD LIBOR + 1.800% 7.099% FRN 11/01/31 (a)	900,000	870,544
		101,202,623
Student Loans Asset-Backed Securities — 2.9%
College Ave Student Loans LLC
Series 2019-A, Class B, 3.810% 12/28/48 (a)	1,265,168	1,152,800
Series 2019-A, Class C, 4.460% 12/28/48 (a)	843,659	765,960
Edsouth Indenture No. 8 LLC, Series 2014-4, Class B, 1 mo. USD LIBOR + 1.500%
6.650% FRN 6/25/48 (a)	1,200,000	1,192,736
Edsouth Indenture No. 9 LLC, Series 2015-1, Class B, 1 mo. USD LIBOR + 1.500%
6.650% FRN 10/25/56 (a)	1,100,000	1,066,676
Educational Funding of the South, Inc., Series 2011-1, Class B, 3 mo. USD LIBOR + 3.700%
8.955% FRN 4/25/46	625,000	632,684
EDvestinU Private Education Loan Issue No. 1 LLC, Series 2019-A, Class A
3.580% 11/25/38 (a)	556,209	516,244

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Higher Education Funding I
Series 2004-1, Class B2, 0.000%FRN 1/01/44 (a) (c)	$450,000	$394,063
Series 2004-1, Class B1, 4.161% FRN 1/01/44 (a) (c)	450,000	406,049
Laurel Road Prime Student Loan Trust, Series 2017-B, Class BFX
3.020% 8/25/42 (a)	547,785	488,712
Navient Student Loan Trust
Series 2021-2A, Class B, 1 mo. USD LIBOR + 1.350% 6.500% FRN 2/25/70 (a)	2,330,000	2,187,843
Series 2015-3, Class B, 1 mo. USD LIBOR + 1.500% 6.650% FRN 10/25/58	940,000	850,333
Nelnet Student Loan Trust
Series 2005-4, Class A4A, 1.145% FRN 3/22/32 (c)	110,000	108,991
Series 2019-5, Class B, 3.450% 10/25/67 (a)	2,150,000	1,689,699
Series 2019-1A, Class B, 1 mo. USD LIBOR + 1.400% 6.550% FRN 4/25/67 (a)	3,250,000	3,075,232
SLM Student Loan Trust
Series 2006-5, Class B, 3 mo. USD LIBOR + .210% 5.465% FRN 10/25/40	1,547,037	1,450,371
Series 2005-6, Class B, 3 mo. USD LIBOR + .290% 5.545% FRN 1/25/44	1,211,564	1,114,039
SoFi Alternative Trust, Series 2019-C, Class PT,
5.569% VRN 1/25/45 (a) (c)	1,707,815	1,629,987
SoFi Professional Loan Program LLC, Series 2017-C, Class C,
4.210% VRN 7/25/40 (a) (c)	990,000	868,676
		19,591,095
Whole Loan Collateral Collateralized Mortgage Obligations — 2.6%
Bank of America Mortgage Securities, Series 2004-G, Class 2A7,
4.020% VRN 8/25/34 (c)	5,998	5,764
Credit Suisse Mortgage Trust, Series 2021-NQM3, Class M1,
2.317% VRN 4/25/66 (a) (c)	1,330,000	802,346
Flagstar Mortgage Trust, Series 2021-6INV, Class A18,
2.500% VRN 8/25/51 (a) (c)	3,695,974	2,877,518
GS Mortgage-Backed Securities Trust, Series 2021-GR2, Class A2,
2.500% VRN 2/25/52 (a) (c)	2,034,350	1,621,997

	Principal Amount	Value
New Residential Mortgage Loan Trust, Series 2021-INV1, Class A4,
2.500% VRN 6/25/51 (a) (c)	$2,389,885	$1,851,694
NewRez Warehouse Securitization Trust, Series 2021-1, Class D, 1 mo. USD LIBOR + 1.400%
6.550% FRN 5/25/55 (a)	2,258,533	2,226,926
NMLT Trust, Series 2021-INV1, Class M1,
2.711% VRN 5/25/56 (a) (c)	5,400,000	3,651,888
Starwood Mortgage Residential Trust, Series 2021-3, Class M1,
2.491% VRN 6/25/56 (a) (c)	2,448,000	1,576,571
Verus Securitization Trust
Series 2021-3, Class M1, 2.397% VRN 6/25/66 (a) (c)	3,640,000	2,407,408
Series 2021-R3, Class M1, 2.411% VRN 4/25/64 (a) (c)	1,147,000	891,823
Wells Fargo Mortgage-Backed Securities Trust, Series 2019-1, Class A1,
3.935% VRN 11/25/48 (a) (c)	42,085	39,203
		17,953,138
Whole Loan Collateral Support Collateralized Mortgage Obligations — 0.2%
GS Mortgage-Backed Securities Trust, Series 2021-GR2, Class A4,
2.500% VRN 2/25/52 (a) (c)	1,351,147	1,051,942

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $232,240,933)		199,948,152

SOVEREIGN DEBT OBLIGATION — 0.2%
Mexico Government International Bonds
4.750% 3/08/44	1,652,000	1,410,899

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $1,645,668)		1,410,899

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (e) — 28.8%
Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp. Series 2178, Class PB 7.000% 8/15/29	13,897	14,098
Pass-Through Securities — 28.8%
Federal Home Loan Mortgage Corp.
Pool #RA4245 2.000% 12/01/50	2,105,828	1,732,508

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #RA4255 2.000% 1/01/51	$4,379,678	$3,610,095
Pool #RA5576 2.500% 7/01/51	7,741,130	6,622,369
Pool #SD0905 3.000% 3/01/52	3,403,830	3,007,577
Pool #J13972 3.500% 1/01/26	6,015	5,865
Pool #C91344 3.500% 11/01/30	36,830	35,245
Pool #C91424 3.500% 1/01/32	22,500	21,532
Pool #RA2483 3.500% 6/01/50	3,679,410	3,378,958
Pool #SD1523 4.000% 8/01/52	5,181,656	4,893,987
Pool #SD1603 4.000% 9/01/52	3,217,613	3,022,290
Pool #C91239 4.500% 3/01/29	1,828	1,792
Pool #C91251 4.500% 6/01/29	12,022	11,790
Pool #C90939 5.500% 12/01/25	4,408	4,387
Pool #D97258 5.500% 4/01/27	2,551	2,539
Pool #C91026 5.500% 4/01/27	9,768	9,722
Pool #C91074 5.500% 8/01/27	1,043	1,038
Pool #D97417 5.500% 10/01/27	6,181	6,154
Pool #C91128 5.500% 12/01/27	697	694
Pool #C91148 5.500% 1/01/28	21,824	21,722
Pool #C91176 5.500% 5/01/28	8,983	8,953
Pool #C91217 5.500% 11/01/28	3,329	3,344
Federal National Mortgage Association
Pool #CB0414 2.500% 5/01/51	6,357,220	5,400,718
Pool #FM8596 2.500% 9/01/51	2,060,508	1,761,433
Pool #FM9104 2.500% 10/01/51	5,897,835	5,038,098
Pool #FM9227 2.500% 10/01/51	4,414,475	3,751,657
Pool #MA4548 2.500% 2/01/52	6,616,814	5,615,051
Pool #FS3035 2.500% 4/01/52	9,071,014	7,754,387
Pool #MA3029 3.000% 6/01/32	1,072,113	1,015,840
Pool #MA3090 3.000% 8/01/32	437,283	414,330
Pool #AO8180 3.000% 9/01/42	9,478	8,598
Pool #AP8668 3.000% 12/01/42	73,474	66,605
Pool #AR1975 3.000% 12/01/42	14,256	12,932
Pool #AB7397 3.000% 12/01/42	62,605	56,779
Pool #AB7401 3.000% 12/01/42	49,768	45,156
Pool #AR0306 3.000% 1/01/43	4,110	3,728
Pool #AR5391 3.000% 1/01/43	15,743	14,264
Pool #AL3215 3.000% 2/01/43	49,461	44,839
Pool #AR4109 3.000% 2/01/43	53,826	48,781
Pool #AR4432 3.000% 3/01/43	23,167	20,999
Pool #AT0169 3.000% 3/01/43	110,548	100,174
Pool #AB8809 3.000% 3/01/43	25,450	23,082
Pool #MA1368 3.000% 3/01/43	96,994	87,933
Pool #AR2174 3.000% 4/01/43	92,452	83,770
Pool #FS1075 3.000% 3/01/52	3,445,415	3,053,351
Pool #CB3304 3.000% 4/01/52	5,245,338	4,648,457
Pool #CB3305 3.000% 4/01/52	6,264,845	5,548,035
Pool #AS1304 3.500% 12/01/28	389,305	375,464
Pool #MA1356 3.500% 2/01/43	3,557,352	3,281,676

	Principal Amount	Value
Pool #CA6096 3.500% 6/01/50	$4,075,730	$3,735,274
Pool #FM4017 3.500% 8/01/50	287,977	264,372
Pool #CB3842 3.500% 6/01/52	10,208,012	9,350,525
Pool #AA3980 4.500% 4/01/28	16,808	16,522
Pool #CA1909 4.500% 6/01/48	1,873,632	1,831,719
Pool #CB3866 4.500% 6/01/52	5,964,962	5,756,499
Pool #CB4129 4.500% 7/01/52	5,215,781	5,013,941
Pool #AD6437 5.000% 6/01/40	179,231	179,951
Pool #AD6996 5.000% 7/01/40	1,159,366	1,164,559
Pool #AL8173 5.000% 2/01/44	396,714	399,114
Pool #775539 1 year USD LIBOR + 1.641% 5.391% FRN 5/01/34	11,177	11,314
Pool #AD0836 5.500% 11/01/28	19,085	18,996
Government National Mortgage Association
Pool #352022 7.000% 11/15/23	76	76
Pool #374440 7.000% 11/15/23	5	5
Pool #491089 7.000% 12/15/28	2,538	2,540
Pool #480539 7.000% 4/15/29	59	60
Pool #488634 7.000% 5/15/29	1,338	1,359
Pool #500928 7.000% 5/15/29	2,278	2,323
Pool #510083 7.000% 7/15/29	137	140
Pool #493723 7.000% 8/15/29	1,703	1,739
Pool #581417 7.000% 7/15/32	3,116	3,165
Government National Mortgage Association II
Pool #008746 1 year CMT + 1.500% 2.750% FRN 11/20/25	758	737
Pool #080136 1 year CMT + 1.500% 2.750% FRN 11/20/27	280	270
Pool #MA6038 3.000% 7/20/49	2,048,438	1,848,644
Pool #MA6283 3.000% 11/20/49	3,700,563	3,337,028
Pool #MA6409 3.000% 1/20/50	3,809,575	3,435,330
Pool #MA4321 3.500% 3/20/47	2,276,936	2,133,782
Government National Mortgage Association II TBA
2.500% 7/20/53 (f)	13,050,000	11,293,732
3.000% 7/20/53 (f)	9,125,000	8,151,853
3.500% 7/20/53 (f)	5,770,000	5,324,145
4.500% 7/20/53 (f)	2,000,000	1,929,729
Uniform Mortgage-Backed Security TBA
2.000% 7/13/53 (f)	6,925,000	5,643,088
2.500% 7/13/53 (f)	2,350,000	1,991,533
3.000% 7/13/53 (f)	3,525,000	3,101,449
3.500% 7/13/53 (f)	2,000,000	1,821,718
4.000% 7/13/53 (f)	18,350,000	17,216,023
4.500% 7/18/38 (f)	7,500,000	7,348,833
4.500% 7/13/53 (f)	1,975,000	1,897,852

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
5.000% 7/18/38 (f)	$7,400,000	$7,347,393
5.000% 7/13/53 (f)	10,300,000	10,091,184
		196,347,214

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $207,361,125)		196,361,312

U.S. TREASURY OBLIGATIONS — 2.2%
U.S. Treasury Bonds & Notes — 2.2%
U.S. Treasury Bonds
2.250% 8/15/49 (g)	16,000,000	11,619,067
U.S. Treasury Notes
4.625% 2/28/25	3,500,000	3,472,862
		15,091,929

TOTAL U.S. TREASURY OBLIGATIONS (Cost $14,988,841)		15,091,929

TOTAL BONDS & NOTES (Cost $754,605,929)		674,374,964

TOTAL LONG-TERM INVESTMENTS (Cost $754,605,929)		674,374,964

SHORT-TERM INVESTMENTS — 11.5%
Commercial Paper — 11.3%
Alimentation Couche-Tard, Inc.
5.468% 7/13/23 (a)	11,000,000	10,978,792
Avangrid, Inc.
5.441% 7/20/23 (a)	3,000,000	2,991,100
5.502% 7/24/23 (a)	3,000,000	2,989,240
Hewlett Packard Enterprise Co.
5.564% 7/24/23 (a)	1,000,000	996,433
Hyundai Capital America
5.706% 8/28/23 (a)	10,000,000	9,908,779
Marriott International, Inc.
5.644% 8/29/23 (a)	9,000,000	8,916,450
NextEra Energy Capital Holdings, Inc.
5.661% 8/01/23 (a)	10,000,000	9,950,231
Parker-Hannifin Corp.
5.500% 7/05/23 (a)	9,000,000	8,993,483
Sempra Energy
5.644% 9/05/23 (a)	1,000,000	989,543
Stanley Black & Decker, Inc.
5.629% 7/24/23 (a)	10,000,000	9,964,540

	Principal Amount	Value
Tampa Electric Co.
5.657% 7/06/23 (a)	$2,000,000	$1,998,257
TELUS Corp.
5.825% 8/21/23 (a)	3,000,000	2,976,015
TransCanada PipeLines Ltd.
5.611% 7/06/23 (a)	5,000,000	4,995,659
		76,648,522

	Number of Shares
Investment of Cash Collateral from Securities Loaned — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio (h)	844,952	844,952

	Principal Amount
Repurchase Agreement — 0.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/23, 1.520%, due 7/03/23 (i)	$893,040	893,040

TOTAL SHORT-TERM INVESTMENTS (Cost $78,397,889)		78,386,514

TOTAL INVESTMENTS — 110.5% (Cost $833,003,818) (j)		752,761,478

Other Assets/(Liabilities) — (10.5)%		(71,413,838)

NET ASSETS — 100.0%		$681,347,640

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

Abbreviation Legend

CLO	Collateralized Loan Obligation
FRN	Floating Rate Note
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)

Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2023, the aggregate market value of these securities amounted to $352,388,827 or 51.72% of net assets.

(b)	Security is perpetual and has no stated maturity date.
(c)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at June 30, 2023.

(d)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2023, was $828,268 or 0.12% of net assets. (Note 2).
(e)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(f)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(g)	All or a portion of this security is pledged/held as collateral for open derivatives. (Note 2).
(h)	Represents investment of security lending cash collateral. (Note 2).
(i)

Maturity value of $893,153. Collateralized by U.S. Government Agency obligations with a rate of 4.250%, maturity date of 10/15/25, and an aggregate market value, including accrued interest, of $910,980.

(j)	See Note 6 for aggregate cost for federal tax purposes.

Country weightings, as a percentage of net assets, is as follows:

United States	80.4%
Cayman Islands	6.9%
United Kingdom	2.9%
Canada	1.5%
Ireland	1.5%
Switzerland	1.0%
Australia	0.9%
Israel	0.7%
France	0.7%
Germany	0.6%
Jersey, Channel Islands	0.5%
Mexico	0.4%
Bermuda	0.3%
Netherlands	0.3%
Republic of Korea	0.3%
Japan	0.1%
Total Long-Term Investments	99.0%
Short-Term Investments and Other Assets and Liabilities	1.0%
Net Assets	100.0%

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation (Depreciation)
Long
U.S. Treasury Long Bond	9/20/23	100	$12,649,898	$40,727
U.S. Treasury Ultra Bond	9/20/23	290	39,058,679	444,759
U.S. Treasury Note 2 Year	9/29/23	365	75,241,547	(1,021,079)
U.S. Treasury Note 5 Year	9/29/23	227	24,689,709	(379,428)
				$(915,021)
Short
U.S. Treasury Ultra 10 Year	9/20/23	119	$(14,235,458)	$141,395

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

Centrally Cleared Credit Default Swaps - Buy Protection

Reference Obligation/Index	Rate Paid by Fund	Payment Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG Series 40†	1.000%	Quarterly	6/20/28	USD	110,000,000	$(1,643,840)	$(574,784)	$(1,069,056)

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
12-Month USD SOFR	Annually	Fixed 3.965%	Annually	6/23/25	USD	50,000,000	$(806,530)	$—	$(806,530)
12-Month USD SOFR	Annually	Fixed 3.815%	Annually	6/30/25	USD	49,000,000	(925,224)	—	(925,224)
12-Month USD SOFR	Annually	Fixed 3.749%	Annually	7/14/25	USD	49,141,000	(962,922)	—	(962,922)
12-Month USD SOFR	Annually	Fixed 3.618%	Annually	8/07/25	USD	49,472,000	(1,039,593)	—	(1,039,593)
Fixed 3.293%	Annually	12-Month USD SOFR	Annually	6/23/33	USD	11,000,000	240,960	—	240,960
Fixed 3.223%	Annually	12-Month USD SOFR	Annually	6/30/33	USD	11,210,000	310,231	—	310,231
Fixed 3.086%	Annually	12-Month USD SOFR	Annually	7/14/33	USD	11,165,000	427,955	—	427,955
Fixed 3.107%	Annually	12-Month USD SOFR	Annually	8/07/33	USD	11,000,000	388,306	—	388,306
							$(2,366,817)	$—	$(2,366,817)

†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.

Currency Legend

USD	U.S. Dollar

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments
June 30, 2023 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 90.5%
CORPORATE DEBT — 48.0%
Aerospace & Defense — 0.3%
Boeing Co.
2.196% 2/04/26	$350,000	$321,233
Agriculture — 1.6%
BAT Capital Corp.
4.700% 4/02/27	1,185,000	1,147,346
Imperial Brands Finance PLC
3.125% 7/26/24 (a)	400,000	386,464
Wens Foodstuffs Group Co. Ltd.
2.349% 10/29/25 (a)	450,000	400,692
		1,934,502
Auto Manufacturers — 2.1%
Daimler Truck Finance North America LLC
5.150% 1/16/26 (a)	330,000	328,456
Ford Motor Credit Co. LLC
2.300% 2/10/25	645,000	602,939
Hyundai Capital America
1.500% 6/15/26 (a)	750,000	664,165
Nissan Motor Acceptance Co. LLC
1.850% 9/16/26 (a)	1,235,000	1,047,725
		2,643,285
Banks — 10.2%
ABN AMRO Bank NV
4.750% 7/28/25 (a)	625,000	602,781
Banco Santander SA
1.849% 3/25/26	600,000	536,760
Bank Mandiri Persero Tbk PT
5.500% 4/04/26 (a)	384,000	383,292
Bank of America Corp.
SOFR + .960% 1.734% VRN 7/22/27	265,000	236,583
3.950% 4/21/25	178,000	172,374
Barclays PLC
5.200% 5/12/26	1,055,000	1,017,809
BPCE SA
4.625% 7/11/24 (a)	200,000	195,431
5.700% 10/22/23 (a)	805,000	801,484
Citigroup, Inc.
4.450% 9/29/27	465,000	443,995
Credit Suisse AG
6.500% 8/08/23 (a)	930,000	923,304

	Principal Amount	Value
Danske Bank AS
1 yr. CMT + .730% 1.549% VRN 9/10/27 (a) (b)	$485,000	$421,262
1 yr. CMT + 2.100% 6.466% VRN 1/09/26 (a)	275,000	274,344
Deutsche Bank AG
SOFR + 2.159% 2.222% VRN 9/18/24	435,000	429,492
SOFR + 1.219% 2.311% VRN 11/16/27	430,000	369,515
HSBC Holdings PLC
SOFR + 1.430% 2.999% VRN 3/10/26	430,000	407,666
SOFR + 3.350% 7.390% VRN 11/03/28	310,000	327,169
JP Morgan Chase & Co. SOFR + .765%
1.470% VRN 9/22/27	445,000	392,856
Lloyds Banking Group PLC 1 yr. CMT + 1.700%
5.871% VRN 3/06/29	325,000	322,254
Macquarie Group Ltd. SOFR + 1.069%
1.340% VRN 1/12/27 (a)	845,000	752,140
Morgan Stanley
SOFR + 1.610% 4.210% VRN 4/20/28	245,000	235,358
4.350% 9/08/26	1,150,000	1,110,603
Natwest Group PLC 1 yr. CMT + .900%
1.642% VRN 6/14/27	345,000	303,614
Santander U.K. Group Holdings PLC SOFR + 1.220%
2.469% VRN 1/11/28	370,000	323,004
Societe Generale SA
1 yr. CMT + 1.100% 1.488% VRN 12/14/26 (a)	525,000	461,981
1 yr. CMT + 1.300% 2.797% VRN 1/19/28 (a)	200,000	177,142
Synovus Bank GA
5.625% 2/15/28	273,000	246,652
UBS Group AG SOFR Index + .980%
1.305% VRN 2/02/27 (a)	450,000	393,151
UBS Group AG 1 yr. CMT + 1.080%
1.364% VRN 1/30/27 (a)	400,000	350,493
		12,612,509

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Beverages — 0.6%
Bacardi Ltd.
4.450% 5/15/25 (a) (b)	$378,000	$367,860
JDE Peet’s NV
1.375% 1/15/27 (a)	407,000	353,066
		720,926
Chemicals — 2.5%
Celanese U.S. Holdings LLC
1.400% 8/05/26	250,000	216,639
6.165% 7/15/27	200,000	198,966
International Flavors & Fragrances, Inc.
1.832% 10/15/27 (a)	400,000	337,298
MEGlobal Canada ULC
5.000% 5/18/25 (a)	450,000	440,689
Orbia Advance Corp. SAB de CV
1.875% 5/11/26 (a)	957,000	857,711
Syngenta Finance NV
4.892% 4/24/25 (a)	335,000	327,897
Yara International ASA
3.800% 6/06/26 (a)	325,000	305,206
4.750% 6/01/28 (a)	450,000	427,493
		3,111,899
Commercial Services — 0.7%
Triton Container International Ltd.
2.050% 4/15/26 (a)	950,000	829,283
Distribution & Wholesale — 0.8%
Ferguson Finance PLC
4.250% 4/20/27 (a)	355,000	340,565
Li & Fung Ltd.
5.000% STEP 8/18/25 (a)	675,000	624,695
		965,260
Diversified Financial Services — 3.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.450% 10/29/26	405,000	361,726
6.500% 7/15/25	300,000	301,483
Aircastle Ltd.
4.125% 5/01/24	740,000	720,061
ANB Sukuk Ltd. 5 yr. CMT + 2.974%
3.326% VRN 10/28/30 (a)	650,000	609,965
Antares Holdings LP
2.750% 1/15/27 (a)	310,000	254,692
3.950% 7/15/26 (a)	605,000	531,026
6.000% 8/15/23 (a)	323,000	322,172
Avolon Holdings Funding Ltd.
2.875% 2/15/25 (a)	800,000	743,972
4.250% 4/15/26 (a)	250,000	232,904

	Principal Amount	Value
BGC Partners, Inc.
4.375% 12/15/25 (b)	$505,000	$466,149
LeasePlan Corp. NV
2.875% 10/24/24 (a)	280,000	266,739
		4,810,889
Electric — 1.7%
Alliant Energy Finance LLC
1.400% 3/15/26 (a)	260,000	230,009
Enel Finance International NV
1.375% 7/12/26 (a)	620,000	547,346
4.625% 6/15/27 (a)	377,000	364,888
Pacific Gas & Electric Co.
4.950% 6/08/25	380,000	368,322
Pennsylvania Electric Co.
5.150% 3/30/26 (a)	226,000	222,569
Sempra Energy
5.400% 8/01/26	310,000	308,484
		2,041,618
Electronics — 0.2%
Jabil, Inc.
4.250% 5/15/27	285,000	271,277
Energy – Alternate Sources — 0.5%
Contemporary Ruiding Development Ltd.
1.500% 9/09/26 (a)	682,000	597,375
Engineering & Construction — 0.3%
Mexico City Airport Trust
4.250% 10/31/26 (a)	400,000	385,367
Entertainment — 0.2%
Warnermedia Holdings, Inc.
3.638% 3/15/25	325,000	313,470
Food — 1.6%
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
2.500% 1/15/27 (a)	860,000	753,446
Pilgrim’s Pride Corp.
5.875% 9/30/27 (a)	112,000	110,656
Sigma Alimentos SA de CV
4.125% 5/02/26 (a)	450,000	429,189
Smithfield Foods, Inc.
4.250% 2/01/27 (a)	775,000	714,196
		2,007,487
Forest Products & Paper — 0.8%
Fibria Overseas Finance Ltd.
4.000% 1/14/25	1,000,000	970,000
Hand & Machine Tools — 0.3%
Regal Rexnord Corp.
6.050% 2/15/26 (a)	325,000	325,413

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Health Care – Services — 0.2%
HCA, Inc.
5.200% 6/01/28	$315,000	$312,438
Home Builders — 0.3%
Toll Brothers Finance Corp.
4.875% 3/15/27	375,000	363,100
Housewares — 0.2%
Newell Brands, Inc.
6.375% 9/15/27 (b)	200,000	191,522
Insurance — 3.6%
AmTrust Financial Services, Inc.
6.125% 8/15/23	620,000	615,619
Athene Global Funding
1.730% 10/02/26 (a)	445,000	383,573
2.500% 1/14/25 (a)	420,000	392,326
3.205% 3/08/27 (a)	212,000	189,672
CNO Global Funding
1.750% 10/07/26 (a)	714,000	630,270
Corebridge Financial, Inc.
3.650% 4/05/27	235,000	219,390
GA Global Funding Trust
2.250% 1/06/27 (a)	685,000	606,535
Lincoln National Corp.
3.800% 3/01/28 (b)	350,000	316,442
Sammons Financial Group, Inc.
4.450% 5/12/27 (a)	1,140,000	1,050,399
		4,404,226
Internet — 0.2%
Expedia Group, Inc.
4.625% 8/01/27	309,000	299,436
Investment Companies — 2.9%
Ares Capital Corp.
3.875% 1/15/26	535,000	496,006
BlackRock TCP Capital Corp.
3.900% 8/23/24	163,000	157,240
Blackstone Private Credit Fund
2.625% 12/15/26	890,000	757,210
2.700% 1/15/25	325,000	303,151
Golub Capital BDC, Inc.
2.500% 8/24/26	270,000	233,496
3.375% 4/15/24	330,000	320,708
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.750% 9/15/24	445,000	425,182
OWL Rock Core Income Corp.
4.700% 2/08/27	500,000	453,711

	Principal Amount	Value
Sixth Street Specialty Lending, Inc.
3.875% 11/01/24	$410,000	$395,296
		3,542,000
Leisure Time — 0.2%
Harley-Davidson Financial Services, Inc.
3.350% 6/08/25 (a)	330,000	311,672
Lodging — 0.7%
Las Vegas Sands Corp.
3.200% 8/08/24	875,000	847,497
Machinery – Construction & Mining — 0.6%
Weir Group PLC
2.200% 5/13/26 (a)	880,000	788,195
Mining — 0.9%
Alcoa Nederland Holding BV
6.125% 5/15/28 (a) (b)	395,000	392,875
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT
4.750% 5/15/25 (a)	750,000	730,140
		1,123,015
Oil & Gas — 2.1%
EQT Corp.
6.125% STEP 2/01/25	360,000	357,977
Ovintiv Exploration, Inc.
5.375% 1/01/26	275,000	273,133
Ovintiv, Inc.
5.650% 5/15/28	320,000	313,655
Parkland Corp.
5.875% 7/15/27 (a)	193,000	186,208
Patterson-UTI Energy, Inc.
3.950% 2/01/28	685,000	613,806
Petroleos Mexicanos
4.625% 9/21/23	315,000	312,055
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.838% 9/30/27 (a)	566,550	573,241
		2,630,075
Pharmaceuticals — 1.8%
Bayer U.S. Finance II LLC
4.250% 12/15/25 (a)	400,000	385,959
CVS Health Corp.
5.000% 1/30/29	325,000	321,868
Hikma Finance USA LLC
3.250% 7/09/25 (a)	675,000	639,171
Viatris, Inc.
2.300% 6/22/27	1,025,000	895,497
		2,242,495

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pipelines — 1.3%
Energy Transfer LP
4.950% 6/15/28	$975,000	$945,721
Plains All American Pipeline LP/PAA Finance Corp.
4.500% 12/15/26	90,000	87,152
4.650% 10/15/25	560,000	545,536
		1,578,409
Private Equity — 0.6%
Hercules Capital, Inc.
2.625% 9/16/26	560,000	479,185
3.375% 1/20/27 (b)	270,000	233,890
		713,075
Real Estate — 0.0%
Shimao Group Holdings Ltd.
6.125% 2/21/24 (a)	400,000	29,048
Real Estate Investment Trusts (REITS) — 2.5%
CubeSmart LP
2.250% 12/15/28	390,000	328,637
Global Net Lease, Inc./Global Net Lease Operating Partnership LP
3.750% 12/15/27 (a)	335,000	245,757
GLP Capital LP/GLP Financing II, Inc.
5.375% 4/15/26	348,000	340,662
Omega Healthcare Investors, Inc.
4.750% 1/15/28	779,000	711,094
SBA Tower Trust
1.884% 7/15/50 (a)	287,000	257,799
Service Properties Trust
4.350% 10/01/24	935,000	899,675
Vornado Realty LP
2.150% 6/01/26	310,000	262,611
		3,046,235
Retail — 0.4%
Advance Auto Parts, Inc.
5.900% 3/09/26	144,000	142,415
Nordstrom, Inc.
2.300% 4/08/24	268,000	257,878
4.000% 3/15/27 (b)	86,000	76,540
		476,833
Software — 0.2%
Oracle Corp.
4.500% 5/06/28	298,000	289,940
Telecommunications — 1.0%
Sprint Capital Corp.
6.875% 11/15/28	310,000	328,598

	Principal Amount	Value
Tower Bersama Infrastructure Tbk PT
4.250% 1/21/25 (a)	$895,000	$872,359
		1,200,957

TOTAL CORPORATE DEBT (Cost $64,166,205)		59,251,961

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 40.3%
Automobile Asset-Backed Securities — 2.6%
Avis Budget Rental Car Funding AESOP LLC
Series 2019-3A, Class C, 3.150% 3/20/26 (a)	1,083,000	998,260
Series 2018-1A, Class C, 4.730% 9/20/24 (a)	250,000	249,169
Carmax Auto Owner Trust, Series 2021-4, Class D
1.480% 3/15/28	250,000	219,016
Carvana Auto Receivables Trust
Series 2021-N1, Class D, 1.500% 1/10/28	404,572	381,768
Series 2021-P3, Class D, 2.250% 9/11/28	855,000	718,211
Ford Credit Floorplan Master Owner Trust A, Series 2023-1, Class B
5.310% 5/15/28 (a)	400,000	394,725
Santander Revolving Auto Loan Trust, Series 2019-A, Class D
3.450% 1/26/32 (a)	215,000	199,514
		3,160,663
Commercial Mortgage-Backed Securities — 6.2%
BAMLL Commercial Mortgage Securities Trust
Series 2019-BPR, Class CMP, 4.024% VRN 11/05/32 (a) (c)	370,000	316,447
Series 2019-BPR, Class DMP, 4.024% VRN 11/05/32 (a) (c)	450,000	380,674
BHMS Mortgage Trust, Series 2018-ATLS, Class B, 1 mo. USD LIBOR + 1.500%
6.693% FRN 7/15/35 (a)	500,000	477,199
BX Commercial Mortgage Trust
Series 2021-SOAR, Class E, 1 mo. USD LIBOR + 1.800% 6.994% FRN 6/15/38 (a)	316,972	303,907
Series 2019-XL, Class E, 1 mo. USD Term SOFR + 1.914% 7.062% FRN 10/15/36 (a)	268,600	264,914
Series 2021-VOLT, Class E, 1 mo. USD LIBOR + 2.000% 7.193% FRN 9/15/36 (a)	792,000	747,480

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2019-XL, Class F, 1 mo. USD Term SOFR + 2.114% 7.262% FRN 10/15/36 (a)	$753,100	$740,886
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class E, 1 mo. USD LIBOR + 2.150%
7.343% FRN 12/15/37 (a)	545,194	531,578
COMM Mortgage Trust, Series 2014-CR14, Class A2
3.147% 2/10/47	74,480	74,114
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class D, 1 mo. USD LIBOR + 1.600%
6.793% FRN 5/15/36 (a)	199,504	197,136
KIND Trust
Series 2021-KIND, Class B, 1 mo. USD Term SOFR + 1.464% 6.612% FRN 8/15/38 (a)	546,053	504,443
Series 2021-KIND, Class C, 1 mo. USD Term SOFR + 1.864% 7.012% FRN 8/15/38 (a)	595,695	544,602
KNDL Mortgage Trust, Series 2019-KNSQ, Class E, 1 mo. USD LIBOR + 1.950%
7.143% FRN 5/15/36 (a)	251,000	247,002
Life Mortgage Trust, Series 2021-BMR, Class E, 1 mo. USD Term SOFR + 1.864%
7.012% FRN 3/15/38 (a)	365,665	349,455
MHC Commercial Mortgage Trust, Series 2021-MHC, Class E, 1 mo. USD Term SOFR + 2.215%
7.362% FRN 4/15/38 (a)	620,000	601,416
One New York Plaza Trust
Series 2020-1NYP, Class C, 1 mo. USD LIBOR + 2.200% 7.393% FRN 1/15/36 (a)	616,000	527,282
Series 2020-1NYP, Class D, 1 mo. USD LIBOR + 2.750% 7.943% FRN 1/15/36 (a)	414,000	325,565
VASA Trust, Series 2021-VASA, Class D, 1 mo. USD LIBOR + 2.100%
7.293% FRN 7/15/39 (a)	711,000	534,988
		7,669,088
Home Equity Asset-Backed Securities — 0.0%
Credit Suisse Seasoned Loan Trust, Series 2006-1, Class A, 1 mo. USD LIBOR + .480%
5.630% FRN 10/25/34 (a)	5,257	5,281

	Principal Amount	Value
Other Asset-Backed Securities — 18.8%
Adams Outdoor Advertising LP, Series 2018-1, Class A
4.810% 11/15/48 (a)	$337,098	$317,611
AIMCO CLO Ltd., Series 2019-10A, Class AR, 3 mo. USD LIBOR + 1.060%
6.333% FRN 7/22/32 (a)	1,000,000	985,920
Apidos CLO XXVI, Series 2017-26A, Class A2R, 3 mo. USD LIBOR + 1.500%
6.762% FRN 7/18/29 (a)	500,000	491,758
Aqua Finance Trust, Series 2021-A, Class A
1.540% 7/17/46 (a)	896,901	792,276
Ballyrock CLO Ltd., Series 2020-2A, Class A2R, 3 mo. USD LIBOR + 1.550%
6.800% FRN 10/20/31 (a)	800,000	780,158
BHG Securitization Trust
Series 2021-B, Class C, 2.240% 10/17/34 (a)	448,000	369,766
Series 2022-C, Class A, 5.320% 10/17/35 (a)	543,231	537,067
BlueMountain Fuji U.S. CLO I Ltd., Series 2017-1A, Class A1R, 3 mo. USD LIBOR + .980%
6.230% FRN 7/20/29 (a)	524,202	518,725
BRE Grand Islander Timeshare Issuer LLC
Series 2017-1A, Class A, 2.940% 5/25/29 (a)	37,514	36,533
Series 2019-A, Class B, 3.780% 9/26/33 (a)	127,640	119,898
Business Jet Securities LLC
Series 2021-1A, Class A, 2.162% 4/15/36 (a)	393,079	360,456
Series 2020-1A, Class A, 2.981% 11/15/35 (a)	68,311	64,539
Canyon Capital CLO Ltd., Series 2017-1A, Class CR, 3 mo. USD LIBOR + 2.000%
7.260% FRN 7/15/30 (a)	300,000	286,856
CARS-DB4 LP
Series 2020-1A, Class B1, 4.170% 2/15/50 (a)	484,000	445,847
Series 2017-1A, Class A2, 4.180% 4/15/47 (a)	578,660	565,999
Cedar Funding IX CLO Ltd., Series 2018-9A, Class A1, 3 mo. USD LIBOR + .980%
6.230% FRN 4/20/31 (a)	250,000	247,872

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
CF Hippolyta Issuer LLC, Series 2020-1, Class B1
2.280% 7/15/60 (a)	$90,845	$75,564
CIFC Funding Ltd.
Series 2021-1A, Class A1, 3 mo. USD LIBOR + 1.110% 6.365% FRN 4/25/33 (a)	500,000	495,240
Series 2017-4A, Class A2R, 3 mo. USD LIBOR + 1.550% 6.823% FRN 10/24/30 (a)	500,000	489,798
DataBank Issuer, Series 2021-1A, Class A2
2.060% 2/27/51 (a)	991,000	868,658
Elara HGV Timeshare Issuer LLC
Series 2016-A, Class A, 2.730% 4/25/28 (a)	61,528	60,908
Series 2017-A, Class B, 2.960% 3/25/30 (a)	111,142	106,815
Series 2019-A, Class C, 3.450% 1/25/34 (a)	272,577	252,660
Firstkey Homes Trust, Series 2021, Class E2
2.489% 8/17/38 (a)	460,000	386,630
FNA VI LLC, Series 21-1A, Class A
1.350% 1/10/32 (a)	1,070,033	966,952
Goldman Home Improvement Trust Issuer Trust, Series 2021-GRN2, Class A
1.150% 6/25/51 (a)	446,748	412,343
Goodgreen Trust
Series 2019-2A, Class A, 2.760% 4/15/55 (a)	334,537	276,859
Series 2016-1A, Class A, 3.230% 10/15/52 (a)	160,366	139,774
Series 2019-1A, Class A, 3.860% 10/15/54 (a)	155,969	136,377
Series 2018-1A, Class A, 3.930% VRN 10/15/53 (a) (c)	142,792	126,954
Gracie Point International Funding, Series 2022-3A, Class B, 30 day SOFR + 4.000%
9.032% FRN 11/01/24 (a)	1,000,000	1,000,970
Hero Funding Trust
Series 2017-3A, Class A1, 3.190% 9/20/48 (a)	83,768	71,701
Series 2016-4A, Class A1, 3.570% 9/20/47 (a)	81,014	71,669
Series 2015-1A, Class A, 3.840% 9/21/40 (a)	172,907	155,707
Series 2018-1A, Class A2, 4.670% 9/20/48 (a)	148,298	134,762

	Principal Amount	Value
HIN Timeshare Trust, Series 2020-A, Class B
2.230% 10/09/39 (a)	$412,299	$374,701
Horizon Aircraft Finance III Ltd.
Series 2019-2, Class A, 3.425% 11/15/39 (a)	353,955	279,625
Series 2019-2, Class B, 4.458% 11/15/39 (a)	683,333	271,420
JG Wentworth XXII LLC, Series 2010-3A, Class A
3.820% 12/15/48 (a)	79,519	76,104
KKR CLO Ltd., Series 28A, Class A, 3 mo. USD LIBOR + 1.140%
6.692% FRN 3/15/31 (a)	243,693	241,442
KREF Ltd., Series 2021-FL2, Class AS, 1 mo. USD LIBOR + 1.300%
6.458% FRN 2/15/39 (a)	900,000	854,486
Madison Park Funding XXXII Ltd., Series 2018-32A, Class BR, 3 mo. USD LIBOR + 1.400%
6.673% FRN 1/22/31 (a)	500,000	485,618
Mosaic Solar Loans LLC
Series 2018-2GS, Class A, 4.200% 2/22/44 (a)	131,353	118,795
Series 2017-1A, Class A, 4.450% 6/20/42 (a)	29,163	27,466
Neuberger Berman Loan Advisers CLO Ltd., Series 2017-25A, Class BR, 3 mo. USD LIBOR + 1.350%
6.612% FRN 10/18/29 (a)	1,000,000	972,616
Newark BSL CLO Ltd., Series 2017-1A, Class A2R, 3 mo. USD LIBOR + 1.400%
6.655% FRN 7/25/30 (a)	250,000	244,117
NP SPE II LLC, Series 2017-1A, Class A1
3.372% 10/21/47 (a)	89,327	83,396
Oak Street Investment Grade Net Lease Fund, Series 2020-1A, Class A3
2.260% 11/20/50 (a)	400,000	351,751
Orange Lake Timeshare Trust, Series 2016-A, Class B
2.910% 3/08/29 (a)	35,552	33,888
Oxford Finance Funding LLC, Series 2020-1A, Class A2
3.101% 2/15/28 (a)	101,157	99,696
Palmer Square CLO Ltd., Series 2020-3A, Class A2R, 3 mo. USD LIBOR + 1.600%
6.921% FRN 11/15/31 (a)	500,000	489,640

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Rad CLO 1 Ltd., Series 2018-1A, Class BR, 3 mo. USD LIBOR + 1.400%
6.660% FRN 7/15/31 (a)	$350,000	$343,015
Residential Asset Mortgage Products Trust, Series 2005-EFC1, Class M5, 1 mo. USD LIBOR + .650%
6.125% FRN 5/25/35	173,696	168,074
RR 19 Ltd., Series 2021-19A, Class A1, 3 mo. USD LIBOR + 1.140%
6.400% FRN 10/15/35 (a)	500,000	491,446
SBA Tower Trust, Series 2014-2A, Class C,
3.869% STEP 10/15/49 (a)	430,000	416,793
Sierra Timeshare Receivables Funding LLC, Series 2020-2A, Class C
3.510% 7/20/37 (a)	30,406	28,680
Store Master Funding I-VII, Series 2018-1A, Class A3
4.400% 10/20/48 (a)	500,933	453,040
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-GEL1, Class M2, 1 mo. USD LIBOR + 1.200%
6.350% FRN 11/25/35 (a)	78,195	75,762
TAL Advantage VII LLC, Series 2020-1A, Class B
3.290% 9/20/45 (a)	640,125	563,472
TICP CLO XI Ltd., Series 2018-11A, Class A, 3 mo. USD LIBOR + 1.180%
6.430% FRN 10/20/31 (a)	400,000	396,900
TICP CLO XV Ltd., Series 2020-15A, Class A, 3 mo. USD LIBOR + 1.280%
6.530% FRN 4/20/33 (a)	1,000,000	989,919
Vantage Data Centers Issuer LLC, Series 2020-1A, Class A2
1.645% 9/15/45 (a)	675,000	626,478
Verde CLO Ltd., Series 2019-1A, Class AR, 3 mo. USD LIBOR + 1.100%
6.360% FRN 4/15/32 (a)	500,000	493,003
		23,202,965
Student Loans Asset-Backed Securities — 5.4%
College Ave Student Loans LLC
Series 2021-A, Class B, 2.320% 7/25/51 (a)	737,561	641,516
Series 2018-A, Class A1, 1 mo. USD LIBOR + 1.200% 6.350% FRN 12/26/47 (a)	241,695	237,857

	Principal Amount	Value
College Avenue Student Loans LLC
Series 2017-A, Class B, 4.500% 11/26/46 (a)	$260,000	$227,810
Series 2017-A, Class A1, 1 mo. USD LIBOR + 1.650% 6.800% FRN 11/26/46 (a)	171,686	171,265
College Loan Corp. Trust, Series 2005-2, Class B, 3 mo. USD LIBOR + .490%
5.750% FRN 1/15/37	93,490	79,844
Commonbond Student Loan Trust
Series 2018-AGS, Class C, 3.820% 2/25/44 (a)	15,872	13,439
Series 2018-BGS, Class C, 4.120% 9/25/45 (a)	17,651	15,312
Series 2018-CGS, Class C, 4.350% 2/25/46 (a)	8,415	7,499
Series 2017-AGS, Class C, 5.280% 5/25/41 (a)	38,224	35,472
DRB Prime Student Loan Trust, Series 2017-B, Class CFX
3.610% 8/25/42 (a)	172,101	162,548
ELFI Graduate Loan Program LLC, Series 2018-A, Class B
4.000% 8/25/42 (a)	49,231	44,470
Higher Education Funding I, Series 2004-1, Class B1,
4.161% FRN 1/01/44 (a) (c)	950,000	857,215
Laurel Road Prime Student Loan Trust, Series 2019-A, Class BFX
3.000% 10/25/48 (a)	256,646	241,254
Navient Private Education Refi Loan Trust, Series 2020-BA, Class B
2.770% 1/15/69 (a)	2,200,000	1,724,733
Nelnet Student Loan Trust, Series 2015-3A, Class B, 1 mo. USD LIBOR + 1.500%
6.650% FRN 6/25/54 (a)	130,000	119,813
Pennsylvania Higher Education Assistance Agency, Series 2006-2, Class B,
5.770% FRN 10/25/42 (c)	200,000	192,668
SLC Student Loan Trust, Series 2005-1, Class B, 3 mo. USD LIBOR + .200%
5.521% FRN 2/15/45	190,678	168,694
SLM Student Loan Trust
Series 2006-7, Class B, 3 mo. USD LIBOR + .200% 5.455% FRN 1/27/42	572,198	506,789
Series 2006-5, Class B, 3 mo. USD LIBOR + .210% 5.465% FRN 10/25/40	299,668	280,944

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2005-6, Class B, 3 mo. USD LIBOR + .290% 5.545% FRN 1/25/44	$306,079	$281,441
Series 2005-9, Class B, 3 mo. USD LIBOR + .300% 5.555% FRN 1/25/41	266,601	239,590
Series 2005-8, Class B, 3 mo. USD LIBOR + .310% 5.565% FRN 1/25/55	110,387	101,575
SMB Private Education Loan Trust
Series 2018-C, Class A2B, 1 mo. USD LIBOR + .750% 5.943% FRN 11/15/35 (a)	212,363	209,688
Series 2016-C, Class A2B, 1 mo. USD LIBOR + 1.100% 6.293% FRN 9/15/34 (a)	48,432	47,957
		6,609,393
Whole Loan Collateral Collateralized Mortgage Obligations — 7.2%
Angel Oak Mortgage Trust
Series 2020-5, Class A3, 2.041% VRN 5/25/65 (a) (c)	77,309	70,108
Series 2021-1, Class M1, 2.215% VRN 1/25/66 (a) (c)	314,000	207,659
Bank of America Mortgage Securities, Series 2004-G, Class 2A7,
4.020% VRN 8/25/34 (c)	1,143	1,098
BRAVO Residential Funding Trust, Series 2020-NQM1, Class A3,
2.406% VRN 5/25/60 (a) (c)	60,556	56,827
CIM Trust, Series 2019-INV3, Class A11, 1 mo. USD LIBOR + 1.000%
5.500% FRN 8/25/49 (a)	302,109	281,984
Credit Suisse Mortgage Trust
Series 2021-NQM2, Class A3, 1.538% VRN 2/25/66 (a) (c)	478,829	393,965
Series 2021-NQM4, Class M1, 2.472% VRN 5/25/66 (a) (c)	500,000	323,776
Deephaven Residential Mortgage Trust, Series 2021-1, Class A3,
1.128% VRN 5/25/65 (a) (c)	139,142	126,326
Flagstar Mortgage Trust, Series 2021-6INV, Class A18,
2.500% VRN 8/25/51 (a) (c)	562,306	437,786
Lakeview Trust, Series 2022-1, Class M3
4.585% 4/25/52 (a)	1,600,000	1,525,243
MFRA Trust, Series 2021-NQM2, Class A3,
1.472% VRN 11/25/64 (a) (c)	371,550	307,106

	Principal Amount	Value
New Residential Mortgage Loan Trust, Series 2016-4A, Class A1,
3.750% VRN 11/25/56 (a) (c)	$113,763	$103,611
NewRez Warehouse Securitization Trust, Series 2021-1, Class C, 1 mo. USD LIBOR + 1.050%
6.200% FRN 5/25/55 (a)	803,400	796,339
NLT Trust
Series 2021-INV2, Class A3, 1.520% VRN 8/25/56 (a) (c)	675,026	553,918
Series 2021-INV2, Class M1, 2.569% VRN 8/25/56 (a) (c)	700,000	468,052
OBX Trust
Series 2021-NQM3, Class A3, 1.362% VRN 7/25/61 (a) (c)	782,962	596,263
Series 2021-NQM1, Class M1, 2.219% VRN 2/25/66 (a) (c)	333,000	206,784
PNMAC GMSR Issuer Trust, Series 2018-GT1, Class A, 1 mo. USD LIBOR + 3.850%
9.000% FRN 2/25/25 (a)	250,000	249,381
Starwood Mortgage Residential Trust
Series 2021-3, Class A3, 1.518% VRN 6/25/56 (a) (c)	208,397	169,649
Series 2019-INV1, Class A3, 2.916% VRN 9/27/49 (a) (c)	532,984	503,810
Starwood Residential Mortgage Trust, Series 2021-1, Class A3,
1.528% VRN 5/25/65 (a) (c)	552,374	466,635
Verus Securitization Trust
Series 2021-5, Class A3, 1.373% VRN 9/25/66 (a) (c)	196,769	158,635
Series 2019-INV2, Class A3, 3.219% VRN 7/25/59 (a) (c)	244,970	235,900
Series 2019-INV3, Class M1, 3.279% VRN 11/25/59 (a) (c)	265,000	230,676
Series 2020-4, Class M1, 3.291% VRN 5/25/65 (a) (c)	548,000	471,765
		8,943,296
Whole Loan Collateral Support Collateralized Mortgage Obligations — 0.1%
OBX Trust, Series 2020-INV1, Class A21,
3.500% VRN 12/25/49 (a) (c)	132,497	114,203

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $54,888,953)		49,704,889

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (d) — 1.7%
Pass-Through Securities — 0.0%
Federal National Mortgage Association Pool #775539 1 yr. USD LIBOR + 1.641% 5.391% 5/01/34	$2,129	$2,155
Government National Mortgage Association
Pool #352022 7.000% 11/15/23	15	15
Pool #491089 7.000% 12/15/28	489	490
Pool #500928 7.000% 5/15/29	422	430
Pool #510083 7.000% 7/15/29	26	27
Pool #493723 7.000% 8/15/29	320	327
Pool #581417 7.000% 7/15/32	594	603
Government National Mortgage Association II
Pool #008746 1 yr. CMT + 1.500% 2.750% FRN 11/20/25	145	141
Pool #080136 1 yr. CMT + 1.500% 2.750% FRN 11/20/27	51	49
		4,237
Whole Loans — 1.7%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2021-DNA6, Class M2, 30 day USD SOFR Average + 1.500% 6.567% FRN 10/25/41 (a)	1,046,000	1,019,637
Series 2021-DNA2, Class M2, 30 day USD SOFR Average + 2.300% 7.367% FRN 8/25/33 (a)	1,086,736	1,087,058
		2,106,695

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $2,136,627)		2,110,932

	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 0.5%
U.S. Treasury Bonds & Notes — 0.5%
U.S. Treasury Notes
1.750% 12/31/24	$700,000	$665,433

TOTAL U.S. TREASURY OBLIGATIONS (Cost $706,057)		665,433

TOTAL BONDS & NOTES (Cost $121,897,842)		111,733,215

TOTAL LONG-TERM INVESTMENTS (Cost $121,897,842)		111,733,215

SHORT-TERM INVESTMENTS — 9.4%
Commercial Paper — 5.7%
Alimentation Couche-Tard, Inc.
5.468% 7/13/23 (a)	3,000,000	2,994,216
American Honda Finance Corp.
5.518% 7/10/23	1,000,000	998,552
Hewlett Packard Enterprise Co.
5.564% 7/24/23 (a)	1,000,000	996,433
Hyundai Capital America
5.706% 8/28/23 (a)	2,000,000	1,981,756
		6,970,957

	Number of Shares
Investment of Cash Collateral from Securities Loaned — 1.4%
State Street Navigator Securities Lending Government Money Market Portfolio (e)	1,672,295	1,672,295

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Repurchase Agreement — 2.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/23, 1.520%, due 7/03/23 (f)	$2,882,387	2,882,387

TOTAL SHORT-TERM INVESTMENTS (Cost $11,526,604)		11,525,639

TOTAL INVESTMENTS — 99.9% (Cost $133,424,446) (g)		123,258,854

Other Assets/(Liabilities) — 0.1%		96,764

NET ASSETS — 100.0%		$123,355,618

Abbreviation Legend

CLO	Collateralized Loan Obligation
FRN	Floating Rate Note
STEP	Step Up Bond
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)

Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2023, the aggregate market value of these securities amounted to $84,453,356 or 68.46% of net assets.

(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2023, was $1,638,115 or 1.33% of net assets. (Note 2).
(c)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at June 30, 2023.

(d)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(e)	Represents investment of security lending cash collateral. (Note 2).
(f)

Maturity value of $2,882,752. Collateralized by U.S. Government Agency obligations with a rate of 4.250%, maturity date of 10/15/25, and an aggregate market value, including accrued interest, of $2,940,117.

(g)	See Note 6 for aggregate cost for federal tax purposes.

Country weightings, as a percentage of net assets, is as follows:

United States	58.6%
Cayman Islands	9.3%
United Kingdom	4.1%
Switzerland	1.6%
Indonesia	1.6%
Mexico	1.6%
Brazil	1.4%
Ireland	1.3%
France	1.3%
Germany	1.2%
Canada	1.0%
Netherlands	1.0%
Bermuda	1.0%
China	0.8%
Italy	0.7%
Australia	0.6%
Denmark	0.6%
Jordan	0.5%
Hong Kong	0.5%
Saudi Arabia	0.5%
Qatar	0.5%
Spain	0.4%
Kuwait	0.4%
Total Long-Term Investments	90.5%
Short-Term Investments and Other Assets and Liabilities	9.5%
Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation (Depreciation)
Long
U.S. Treasury Note 2 Year	9/29/23	274	$56,378,682	$(662,494)
Short
U.S. Treasury Ultra 10 Year	9/20/23	15	$(1,795,264)	$18,701
U.S. Treasury Note 5 Year	9/29/23	180	(19,656,000)	379,125
				$397,826

Centrally Cleared Credit Default Swaps - Buy Protection

Reference Obligation/Index	Rate Paid by Fund	Payment Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY Series 39†	1.000%	Quarterly	6/20/28	USD	10,000,000	$(149,440)	$(52,253)	$(97,187)

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
12-Month USD SOFR	Annually	Fixed 3.965%	Annually	6/23/25	USD	4,000,000	$(64,522)	$—	$(64,522)
12-Month USD SOFR	Annually	Fixed 3.815%	Annually	6/30/25	USD	4,700,000	(88,746)	—	(88,746)
12-Month USD SOFR	Annually	Fixed 3.749%	Annually	7/14/25	USD	4,713,000	(92,352)	—	(92,352)
12-Month USD SOFR	Annually	Fixed 3.618%	Annually	8/07/25	USD	4,796,000	(100,782)	—	(100,782)
Fixed 3.293%	Annually	12-Month USD SOFR	Annually	6/23/33	USD	1,000,000	21,905	—	21,905
Fixed 3.223%	Annually	12-Month USD SOFR	Annually	6/30/33	USD	950,000	26,291	—	26,291
Fixed 3.086%	Annually	12-Month USD SOFR	Annually	7/14/33	USD	946,000	36,260	—	36,260
Fixed 3.107%	Annually	12-Month USD SOFR	Annually	8/07/33	USD	1,071,000	37,807	—	37,807
							$(224,139)	$—	$(224,139)

†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.
††

For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent S&P Global Ratings. The reference entity rating represents the likelihood of a potential payment by the Fund if the referenced entity experiences a credit event as of period end. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.

Currency Legend

USD	U.S. Dollar

The accompanying notes are an integral part of the financial statements.

MML Small Cap Equity Fund – Portfolio of Investments
June 30, 2023 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.1%
COMMON STOCK — 99.1%
Basic Materials — 2.3%
Iron & Steel — 0.8%
Commercial Metals Co.	19,392	$1,021,183
Mining — 1.5%
Century Aluminum Co. (a)	74,008	645,349
Kaiser Aluminum Corp.	16,381	1,173,535
		1,818,884
		2,840,067
Communications — 2.4%
Internet — 1.6%
Ziff Davis, Inc. (a)	27,746	1,943,885
Telecommunications — 0.8%
DigitalBridge Group, Inc. (b)	65,858	968,771
		2,912,656
Consumer, Cyclical — 13.9%
Apparel — 1.2%
Capri Holdings Ltd. (a)	20,235	726,234
Steven Madden Ltd. (b)	23,057	753,734
		1,479,968
Auto Parts & Equipment — 3.8%
Allison Transmission Holdings, Inc.	29,415	1,660,771
Dorman Products, Inc. (a)	17,355	1,368,095
Visteon Corp. (a)	10,396	1,492,969
		4,521,835
Home Builders — 1.1%
KB Home	24,947	1,290,009
Home Furnishing — 0.6%
Tempur Sealy International, Inc.	19,231	770,586
Leisure Time — 0.6%
Topgolf Callaway Brands Corp. (a)	35,236	699,435
Lodging — 1.1%
Boyd Gaming Corp.	19,304	1,339,118
Retail — 5.5%
AutoNation, Inc. (a)	17,499	2,880,510
BJ’s Wholesale Club Holdings, Inc. (a)	18,961	1,194,733
Murphy USA, Inc.	1,997	621,287
Papa John’s International, Inc.	9,532	703,747
Texas Roadhouse, Inc.	11,253	1,263,487
		6,663,764
		16,764,715
Consumer, Non-cyclical — 22.5%
Beverages — 0.9%
Coca-Cola Consolidated, Inc.	1,743	1,108,583

	Number of Shares	Value
Biotechnology — 3.9%
ADMA Biologics, Inc. (a)	198,244	$731,520
Avid Bioservices, Inc. (a)	23,506	328,379
Bridgebio Pharma, Inc. (a)	25,382	436,570
Guardant Health, Inc. (a)	29,403	1,052,628
Intra-Cellular Therapies, Inc. (a)	19,078	1,208,019
IVERIC bio, Inc. (a)	23,474	923,467
		4,680,583
Commercial Services — 3.9%
ABM Industries, Inc.	18,186	775,633
ASGN, Inc. (a)	18,929	1,431,600
Korn Ferry	26,765	1,325,938
Marqeta, Inc. Class A (a)	240,404	1,170,768
		4,703,939
Health Care – Products — 4.5%
AtriCure, Inc. (a)	27,870	1,375,663
BioLife Solutions, Inc. (a)	33,618	742,958
Inspire Medical Systems, Inc. (a)	6,913	2,244,236
TransMedics Group, Inc. (a)	13,133	1,102,910
		5,465,767
Health Care – Services — 5.6%
Acadia Healthcare Co., Inc. (a)	30,705	2,445,346
Addus HomeCare Corp. (a)	12,945	1,200,002
Encompass Health Corp.	17,475	1,183,232
Tenet Healthcare Corp. (a)	23,697	1,928,462
		6,757,042
Pharmaceuticals — 3.7%
Ascendis Pharma AS ADR (a)	7,958	710,251
BellRing Brands, Inc. (a)	48,175	1,763,205
Collegium Pharmaceutical, Inc. (a)	36,978	794,657
Reata Pharmaceuticals, Inc. Class A (a)	11,456	1,168,054
		4,436,167
		27,152,081
Energy — 5.2%
Oil & Gas — 3.1%
Chesapeake Energy Corp. (b)	14,951	1,251,100
CNX Resources Corp. (a)	79,305	1,405,284
Helmerich & Payne, Inc.	28,908	1,024,789
		3,681,173
Oil & Gas Services — 0.8%
Nov, Inc.	61,172	981,199
Pipelines — 1.3%
Equitrans Midstream Corp.	166,857	1,595,153
		6,257,525
Financial — 14.5%
Banks — 3.7%
Bank of NT Butterfield & Son Ltd.	20,480	560,333

The accompanying notes are an integral part of the financial statements.

MML Small Cap Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Cathay General Bancorp	30,339	$976,612
Columbia Banking System, Inc.	53,442	1,083,804
Webster Financial Corp.	24,114	910,304
Wintrust Financial Corp.	12,579	913,487
		4,444,540
Diversified Financial Services — 3.3%
Federated Hermes, Inc.	42,542	1,525,131
PennyMac Financial Services, Inc.	11,248	790,847
Stifel Financial Corp.	29,059	1,733,950
		4,049,928
Insurance — 1.3%
Definity Financial Corp.	58,781	1,559,654
Real Estate Investment Trusts (REITS) — 3.7%
DiamondRock Hospitality Co.	184,768	1,479,992
Four Corners Property Trust, Inc.	62,456	1,586,382
Outfront Media, Inc.	89,890	1,413,071
		4,479,445
Savings & Loans — 2.5%
Berkshire Hills Bancorp, Inc.	36,513	756,914
OceanFirst Financial Corp.	43,326	676,752
Pacific Premier Bancorp, Inc.	45,109	932,854
WSFS Financial Corp.	16,873	636,450
		3,002,970
		17,536,537
Industrial — 22.5%
Aerospace & Defense — 1.6%
Curtiss-Wright Corp.	10,657	1,957,265
Building Materials — 2.0%
Summit Materials, Inc. Class A (a)	64,536	2,442,688
Electrical Components & Equipment — 1.1%
Belden, Inc.	14,335	1,371,143
Electronics — 4.4%
Atkore, Inc. (a)	16,153	2,518,899
Itron, Inc. (a)	18,213	1,313,157
Vishay Intertechnology, Inc.	52,177	1,534,004
		5,366,060
Engineering & Construction — 2.2%
TopBuild Corp. (a)	9,822	2,612,848
Environmental Controls — 1.3%
Casella Waste Systems, Inc. Class A (a)	16,919	1,530,323
Hand & Machine Tools — 0.8%
Regal Rexnord Corp.	6,047	930,633
Machinery – Construction & Mining — 1.0%
BWX Technologies, Inc.	16,857	1,206,455
Machinery – Diversified — 2.1%
Esab Corp.	14,890	990,781

	Number of Shares	Value
Zurn Elkay Water Solutions Corp. Class C (b)	59,317	$1,595,034
		2,585,815
Metal Fabricate & Hardware — 1.3%
Valmont Industries, Inc.	5,254	1,529,177
Miscellaneous - Manufacturing — 1.9%
EnPro Industries, Inc.	17,077	2,280,292
Packaging & Containers — 1.1%
Silgan Holdings, Inc.	28,184	1,321,548
Transportation — 1.7%
CryoPort, Inc. (a) (b)	30,515	526,384
Hub Group, Inc. Class A (a)	18,931	1,520,538
		2,046,922
		27,181,169
Technology — 14.7%
Computers — 3.2%
3D Systems Corp. (a)	33,897	336,597
CACI International, Inc. Class A (a)	4,911	1,673,865
Endava PLC Sponsored ADR (a)	13,552	701,858
KBR, Inc.	18,664	1,214,280
		3,926,600
Semiconductors — 4.1%
Allegro MicroSystems, Inc. (a)	31,197	1,408,233
Ambarella, Inc. (a)	13,559	1,134,481
MACOM Technology Solutions Holdings, Inc. (a)	17,381	1,138,977
MKS Instruments, Inc. (b)	11,223	1,213,206
		4,894,897
Software — 7.4%
Consensus Cloud Solutions, Inc. (a)	13,932	431,892
Envestnet, Inc. (a)	18,721	1,111,091
Evolent Health, Inc. Class A (a)	35,093	1,063,318
Gitlab, Inc. Class A (a) (b)	27,860	1,423,925
HashiCorp, Inc. Class A (a)	41,115	1,076,391
Paycor HCM, Inc. (a) (b)	66,137	1,565,463
Progress Software Corp.	19,116	1,110,640
Sprout Social, Inc. Class A (a)	24,497	1,130,781
		8,913,501
		17,734,998

The accompanying notes are an integral part of the financial statements.

MML Small Cap Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Utilities — 1.1%
Electric — 1.1%
Portland General Electric Co.	27,322	$1,279,488

TOTAL COMMON STOCK (Cost $85,292,334)		119,659,236

TOTAL EQUITIES (Cost $85,292,334)		119,659,236

TOTAL LONG-TERM INVESTMENTS (Cost $85,292,334)		119,659,236

SHORT-TERM INVESTMENTS — 1.3%
Investment of Cash Collateral from Securities Loaned — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio (c)	66,776	66,776

	Principal Amount
Repurchase Agreement — 1.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/23, 1.520%, due 7/03/23 (d)	$1,431,314	1,431,314

TOTAL SHORT-TERM INVESTMENTS (Cost $1,498,090)		1,498,090

TOTAL INVESTMENTS — 100.4% (Cost $86,790,424) (e)		121,157,326

Other Assets/(Liabilities) — (0.4)%		(509,147)

NET ASSETS — 100.0%		$120,648,179

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2023, was $5,315,765 or 4.41% of net assets. The Fund received $5,370,675 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)	Represents investment of security lending cash collateral. (Note 2).
(d)

Maturity value of $1,431,495. Collateralized by U.S. Government Agency obligations with a rate of 4.250%, maturity date of 10/15/25, and an aggregate market value, including accrued interest, of $1,460,021.

(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Strategic Emerging Markets Fund – Portfolio of Investments
June 30, 2023 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.2%
COMMON STOCK — 96.6%
Australia — 0.6%
Glencore PLC	51,036	$289,504
Brazil — 5.9%
Ambev SA	354,012	1,139,327
Arezzo Industria e Comercio SA	2,000	33,027
B3 SA - Brasil Bolsa Balcao	131,100	400,019
NU Holdings Ltd/Cayman Islands Class A (a)	92,580	730,456
Vale SA Sponsored ADR	25,869	347,162
WEG SA	28,884	227,720
		2,877,711
Chile — 0.8%
Antofagasta PLC	3,160	58,889
Banco Santander Chile	6,970,027	329,830
		388,719
China — 26.3%
BeiGene Ltd. ADR (a)	2,380	424,354
H World Group Ltd. (a)	4,200	16,249
H World Group Ltd. ADR (a)	50,220	1,947,532
Meituan Class B (a) (b)	32,130	505,022
MicroTech Medical Hangzhou Co. Ltd. Class H (a) (b)	14,500	9,898
NetEase, Inc. ADR	19,239	1,860,219
New Horizon Health Ltd. (a) (b)	31,500	110,467
PDD Holdings, Inc. (a)	6,660	460,472
Silergy Corp.	5,000	62,517
Tencent Holdings Ltd.	42,809	1,822,059
Wuxi Biologics Cayman, Inc. (a) (b)	79,000	380,659
Yum China Holdings, Inc.	50,333	2,843,815
Zai Lab Ltd. ADR (a)	6,388	177,139
ZTO Express Cayman, Inc.	5,337	133,786
ZTO Express Cayman, Inc. ADR	79,276	1,988,242
		12,742,430
France — 6.0%
L’Oreal SA	241	112,470
Pernod Ricard SA	10,450	2,308,816
TotalEnergies SE	8,830	506,069
		2,927,355
Hong Kong — 1.5%
AIA Group Ltd.	53,000	540,769
Hong Kong Exchanges & Clearing Ltd.	3,100	117,890
Hongkong Land Holdings Ltd.	13,400	52,352
		711,011

	Number of Shares	Value
India — 18.7%
Havells India Ltd.	13,273	$207,556
Housing Development Finance Corp. Ltd.	93,804	3,230,034
Kotak Mahindra Bank Ltd.	120,498	2,708,355
Oberoi Realty Ltd.	35,554	427,098
Tata Consultancy Services Ltd.	61,819	2,491,419
		9,064,462
Indonesia — 0.8%
Bank Central Asia Tbk PT	663,800	409,215
Italy — 1.9%
Ermenegildo Zegna NV	11,967	151,741
PRADA SpA	113,900	763,247
		914,988
Japan — 0.5%
Daiichi Sankyo Co. Ltd.	7,700	244,178
Mexico — 11.2%
America Movil SAB de CV ADR (a)	41,187	891,287
Fomento Economico Mexicano SAB de CV	79,664	881,530
Grupo Mexico SAB de CV Series B	522,473	2,512,095
Wal-Mart de Mexico SAB de CV	290,330	1,151,516
		5,436,428
Netherlands — 0.1%
Argenx SE ADR (a)	72	28,061
Peru — 1.0%
Credicorp Ltd.	3,375	498,285
Philippines — 1.1%
SM Investments Corp.	32,355	543,031
Portugal — 0.6%
Galp Energia SGPS SA	26,701	312,199
Republic of Korea — 7.2%
LG Chem Ltd.	2,661	1,360,963
LG H&H Co. Ltd.	362	126,796
Samsung Biologics Co. Ltd. (a) (b)	1,500	846,970
Samsung Electronics Co. Ltd.	21,113	1,163,674
		3,498,403
Russia — 0.0%
Novatek PJSC (a) (c) (d)	8,317	—
Sberbank of Russia PJSC (a) (c) (d)	7,525	—
		—
South Africa — 0.6%
FirstRand Ltd.	82,123	299,684
Switzerland — 3.5%
Cie Financiere Richemont SA Registered Class A	10,014	1,699,112

The accompanying notes are an integral part of the financial statements.

MML Strategic Emerging Markets Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Taiwan — 8.1%
MediaTek, Inc.	2,000	$44,394
Taiwan Semiconductor Manufacturing Co. Ltd.	209,000	3,894,784
		3,939,178
United Kingdom — 0.2%
AstraZeneca PLC Sponsored ADR	1,022	73,144

TOTAL COMMON STOCK (Cost $43,821,109)		46,897,098

PREFERRED STOCK — 0.6%
Brazil — 0.6%
Banco Bradesco SA 6.128%	91,145	313,131

TOTAL PREFERRED STOCK (Cost $334,207)		313,131

TOTAL EQUITIES (Cost $44,155,316)		47,210,229

WARRANTS — 0.1%
Switzerland — 0.1%
Cie Financiere Richemont SA, Expires 11/22/23, Strike 67.00 (a)	22,580	31,156

TOTAL WARRANTS (Cost $0)		31,156

TOTAL LONG-TERM INVESTMENTS (Cost $44,155,316)		47,241,385

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 3.0%
Repurchase Agreement — 3.0%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/23, 1.520%, due 7/03/23 (e)	$1,456,774	$1,456,774

TOTAL SHORT-TERM INVESTMENTS (Cost $1,456,774)		1,456,774

TOTAL INVESTMENTS — 100.3% (Cost $45,612,090) (f)		48,698,159

Other Assets/(Liabilities) — (0.3)%		(142,647)

NET ASSETS — 100.0%		$48,555,512

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2023, the aggregate market value of these securities amounted to $1,853,016 or 3.82% of net assets.

(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2023, these securities amounted to a value of $0 or 0.00% of net assets.
(d)	Investment is valued using significant unobservable inputs.
(e)

Maturity value of $1,456,958. Collateralized by U.S. Government Agency obligations with a rate of 4.250%, maturity date of 10/15/25, and an aggregate market value, including accrued interest, of $1,485,931.

(f)	See Note 6 for aggregate cost for federal tax purposes.

Sector weightings, as a percentage of net assets, is as follows:

Financial	20.7%
Technology	19.5%
Consumer, Cyclical	17.8%
Consumer, Non-cyclical	15.2%
Basic Materials	9.4%
Communications	7.6%
Industrial	5.4%
Energy	1.7%
Total Long-Term Investments	97.3%
Short-Term Investments and Other Assets and Liabilities	2.7%
Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.

MML U.S. Government Money Market Fund – Portfolio of Investments
June 30, 2023 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 100.1%
Discount Notes — 88.6%
Federal Farm Credit Banks 4.977%, 9/26/23, 9/26/23 (a)	$2,000,000	$1,976,800
Federal Home Loan Banks
SOFR + 0.020% 5.080% FRN 7/03/23, 10/03/23 (a)	13,000,000	13,000,000
SOFR + 0.025% 5.085% FRN 7/03/23, 11/01/23 (a)	10,000,000	10,000,000
SOFR + 0.030% 5.090% FRN 7/03/23, 9/25/23 (a)	15,000,000	15,000,000
SOFR + 0.030% 5.090% FRN 7/03/23, 11/09/23 (a)	2,000,000	2,000,000
SOFR + 0.050% 5.110% FRN 7/03/23, 7/24/23 (a)	20,000,000	20,000,000
SOFR + 0.055% 5.115% FRN 7/03/23, 8/01/23 (a)	10,000,000	10,000,000
SOFR + 0.055% 5.115% FRN 7/03/23, 11/24/23 (a)	15,000,000	15,000,000
SOFR + 0.060% 5.120% FRN 7/03/23, 7/20/23 (a)	11,000,000	11,000,000
SOFR + 0.060% 5.120% FRN 7/03/23, 9/05/23 (a)	11,000,000	11,000,000
4.919% 7/28/23, 7/28/23 (a)	7,800,000	7,772,095
4.962% 7/26/23, 7/26/23 (a)	1,200,000	1,195,975
4.982% 7/06/23, 7/06/23 (a)	3,800,000	3,797,409
5.037% 7/06/23, 7/06/23 (a)	1,734,000	1,732,813
5.063% 7/28/23, 7/28/23 (a)	2,400,000	2,391,180
5.081% 7/14/23, 7/14/23 (a)	700,000	698,736
5.087% 7/21/23, 7/21/23 (a)	14,000,000	13,961,111
5.089% 7/26/23, 7/26/23 (a)	13,000,000	12,954,861
5.096% 9/27/23, 9/27/23 (a)	1,500,000	1,481,960
5.104% 7/25/23, 7/25/23 (a)	5,600,000	5,581,389
5.112% 8/16/23, 8/16/23 (a)	3,500,000	3,477,773
5.134% 8/09/23, 8/09/23 (a)	3,800,000	3,779,417
5.177% 7/11/23, 7/11/23 (a)	7,500,000	7,489,417
5.239% 9/15/23, 9/15/23 (a)	700,000	692,493
5.363% 8/23/23, 8/23/23 (a)	7,000,000	6,946,205
5.386% 8/14/23, 8/14/23 (a)	750,000	745,188
5.440% 9/29/23, 9/29/23 (a)	2,615,000	2,580,521
Federal Home Loan Mortgage Corp.
5.136% 7/06/23, 7/06/23 (a)	2,000,000	1,998,597
5.140% 7/10/23, 7/10/23 (a)	1,500,000	1,498,106
5.155% 7/17/23, 7/17/23 (a)	1,000,000	997,751
5.211% 7/18/23, 7/18/23 (a)	1,200,000	1,197,110
		191,946,907

	Principal Amount	Value
Repurchase Agreement — 11.5%
HSBC Securities (USA) Inc., Tri-Party Repurchase Agreement, dated 6/30/23, 5.000%, due 7/03/23 (b)	$25,000,000	$25,000,000

TOTAL SHORT-TERM INVESTMENTS (Cost $216,946,907)		216,946,907

TOTAL INVESTMENTS — 100.1% (Cost $216,946,907) (c)		216,946,907

Other Assets/(Liabilities) — (0.1)%		(306,462)

NET ASSETS — 100.0%		$216,640,445

Abbreviation Legend

FRN	Floating Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	The stated maturity dates reflect reset date and final maturity date, respectively.
(b)

Maturity value of $25,010,417. Collateralized by U.S. Government Agency obligations with a rate of 0.00%, maturity dates ranging from 8/15/31- 8/15/49, and an aggregate market value, including accrued interest, of $25,500,000.

(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

[THIS PAGE INTENTIONALLY LEFT BLANK]

MML Series Investment Fund II – Financial Statements
Statements of Assets and Liabilities June 30, 2023 (Unaudited)

	MML Blend Fund	MML Dynamic Bond Fund
Assets:
Investments, at value (Note 2) (a)	$672,636,344	$230,232,183
Repurchase agreements, at value (Note 2) (b)	148,566	705,443
Total investments (c)	672,784,910	230,937,626
Cash	3	—
Foreign currency, at value (d)	—	716,867
Receivables from:
Investments sold
Regular delivery	14,974,753	255,617
Delayed delivery	—	3,886,907
Cash collateral pledged for open derivatives (Note 2)	—	4,868,925
Open forward contracts (Note 2)	—	212,562
Fund shares sold	22,096	22,501
Variation margin on open derivative instruments (Note 2)	—	134,750
Interest and dividends	6,524	1,790,635
Foreign tax reclaims	—	8,245
Open swap agreements, at value (Note 2)	—	—
Total assets	687,788,286	242,834,635
Liabilities:
Payables for:
Investments purchased
Regular delivery	13,657,003	887,780
Delayed delivery	—	11,714,278
Written options outstanding, at value (Note 2) (e)	—	670,944
Open forward contracts (Note 2)	—	795,026
Interest and dividends	—	—
Fund shares repurchased	324,832	144,961
Premium on purchased options	—	22,967
Cash collateral held for securities on loan (Note 2)	7,675	2,207,783
Trustees’ fees and expenses (Note 3)	51,899	10,898
Variation margin on open derivative instruments (Note 2)	—	—
Affiliates (Note 3):
Administration fees	—	29,229
Investment advisory fees	228,192	57,287
Service fees	111,861	7,614
Distribution fees	—	—
Due to custodian	—	6,332
Accrued expense and other liabilities	186,674	242,593
Unrealized depreciation on:
Unfunded bank loan commitments	—	726
Total liabilities	14,568,136	16,798,418
Net assets	$673,220,150	$226,036,217
Net assets consist of:
Paid-in capital	$632,593,406	$264,832,937
Accumulated earnings (loss)	40,626,744	(38,796,720)
Net assets	$673,220,150	$226,036,217

(a)	Cost of investments:	$646,659,490	$250,753,392
(b)	Cost of repurchase agreements:	$148,566	$705,443
(c)	Securities on loan with market value of:	$25,067,109	$2,861,557
(d)	Cost of foreign currency:	$—	$708,631
(e)	Premiums on written options:	$—	$544,431

The accompanying notes are an integral part of the financial statements.

MML Equity Fund	MML Equity Rotation Fund	MML High Yield Fund	MML Inflation- Protected and Income Fund	MML iShares 60/40 Allocation Fund	MML iShares 80/20 Allocation Fund

$787,117,337	$51,327,182	$53,542,590	$191,509,973	$33,159,887	$53,562,243
4,115,012	—	1,449,945	2,786,899	—	146,920
791,232,349	51,327,182	54,992,535	194,296,872	33,159,887	53,709,163
—	61,734	12	—	64,197	—
—	—	—	—	—	—

21,101,974	—	213,528	696,376	—	—
—	—	—	—	—	—
—	—	—	3,800,000	—	—
—	—	—	—	—	—
355,047	—	5,001	3,664,202	—	—
—	—	—	—	—	—
901,497	38,301	949,134	385,067	475	1,161
28,019	—	—	—	—	—
—	—	—	1,098,895	—	—
813,618,886	51,427,217	56,160,210	203,941,412	33,224,559	53,710,324

22,330,822	—	1,070,879	—	—	41,072
—	—	—	1,100,000	—	—
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	2,693,293	—	—
328,712	576	65,344	134,426	326	1,022
—	—	—	—	—	—
—	5,277	3,905,090	—	—	174,250
63,569	961	5,414	21,852	1,337	1,168
—	—	—	54,508	—	—

355	6,508	6,627	1,208	3,894	6,381
259,966	18,458	23,396	78,272	3,662	8,750
49,644	1,406	25,730	26,779	—	—
—	—	—	—	4,447	15,563
—	—	—	769,178	—	—
264,803	94,148	132,385	116,942	26,830	43,648

—	—	41	—	—	—
23,297,871	127,334	5,234,906	4,996,458	40,496	291,854
$790,321,015	$51,299,883	$50,925,304	$198,944,954	$33,184,063	$53,418,470

$575,465,063	$49,133,917	$65,308,587	$226,319,920	$34,397,411	$53,340,507
214,855,952	2,165,966	(14,383,283)	(27,374,966)	(1,213,348)	77,963
$790,321,015	$51,299,883	$50,925,304	$198,944,954	$33,184,063	$53,418,470

$651,171,682	$47,807,770	$58,475,289	$200,054,072	$34,453,190	$53,371,827
$4,115,012	$—	$1,449,945	$2,786,899	$—	$146,920
$167,468	$94,375	$3,824,642	$—	$—	$170,578
$—	$—	$—	$—	$—	$—
$—	$—	$—	$—	$—	$—

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund II – Financial Statements (Continued)
Statements of Assets and Liabilities June 30, 2023 (Unaudited)

	MML Blend Fund	MML Dynamic Bond Fund
Initial Class shares:
Net assets	$488,759,855	$—
Shares outstanding (a)	26,279,417	—
Net asset value, offering price and redemption price per share	$18.60	$—
Class II shares:
Net assets	$—	$213,730,012
Shares outstanding (a)	—	24,806,578
Net asset value, offering price and redemption price per share	$—	$8.62
Service Class shares:
Net assets	$184,460,295	$—
Shares outstanding (a)	10,008,079	—
Net asset value, offering price and redemption price per share	$18.43	$—
Service Class I shares:
Net assets	$—	$12,306,205
Shares outstanding (a)	—	1,437,875
Net asset value, offering price and redemption price per share	$—	$8.56

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

MML Equity Fund	MML Equity Rotation Fund	MML High Yield Fund	MML Inflation- Protected and Income Fund	MML iShares 60/40 Allocation Fund	MML iShares 80/20 Allocation Fund

$709,559,008	$—	$—	$156,488,742	$—	$—
25,999,684	—	—	17,639,217	—	—
$27.29	$—	$—	$8.87	$—	$—

$—	$48,982,138	$9,893,763	$—	$23,866,308	$24,054,487
—	4,079,748	1,153,349	—	2,531,943	2,528,567
$—	$12.01	$8.58	$—	$9.43	$9.51

$80,762,007	$—	$—	$42,456,212	$—	$—
3,022,869	—	—	4,837,380	—	—
$26.72	$—	$—	$8.78	$—	$—

$—	$2,317,745	$41,031,541	$—	$9,317,755	$29,363,983
—	195,244	4,842,220	—	990,864	3,093,251
$—	$11.87	$8.47	$—	$9.40	$9.49

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund II – Financial Statements (Continued)
Statements of Assets and Liabilities June 30, 2023 (Unaudited)

	MML Managed Bond Fund	MML Short-Duration Bond Fund
Assets:
Investments, at value (Note 2) (a)	$751,868,438	$120,376,467
Repurchase agreements, at value (Note 2) (b)	893,040	2,882,387
Total investments (c)	752,761,478	123,258,854
Cash	2,424	981
Foreign currency, at value (d)	—	129
Receivables from:
Investments sold
Regular delivery	—	402,242
Cash collateral pledged for open derivatives (Note 2)	4,780,000	1,257,000
Fund shares sold	4,092,946	15,796
Variation margin on open derivative instruments (Note 2)	137,852	—
Interest and dividends	5,054,624	854,651
Foreign tax reclaims	25,259	—
Total assets	766,854,583	125,789,653
Liabilities:
Payables for:
Investments purchased
Regular delivery	—	389,055
Delayed delivery	83,694,489	—
Fund shares repurchased	302,695	134,104
Cash collateral held for securities on loan (Note 2)	844,952	1,672,295
Trustees’ fees and expenses (Note 3)	63,282	9,435
Variation margin on open derivative instruments (Note 2)	—	35,719
Affiliates (Note 3):
Administration fees	1,208	16,534
Investment advisory fees	233,177	35,758
Service fees	110,537	19,577
Accrued expense and other liabilities	256,603	121,558
Total liabilities	85,506,943	2,434,035
Net assets	$681,347,640	$123,355,618
Net assets consist of:
Paid-in capital	$803,546,771	$143,527,288
Accumulated earnings (loss)	(122,199,131)	(20,171,670)
Net assets	$681,347,640	$123,355,618

(a)	Cost of investments:	$832,110,778	$130,542,059
(b)	Cost of repurchase agreements:	$893,040	$2,882,387
(c)	Securities on loan with market value of:	$828,268	$1,638,115
(d)	Cost of foreign currency:	$—	$130

The accompanying notes are an integral part of the financial statements.

MML Small Cap Equity Fund	MML Strategic Emerging Markets Fund	MML U.S. Government Money Market Fund

$119,726,012	$47,241,385	$191,946,907
1,431,314	1,456,774	25,000,000
121,157,326	48,698,159	216,946,907
1	7	33,027
—	235,598	—

904,006	21,100	—
—	—	—
453	42,350	278,456
—	—	—
65,012	87,966	737,651
—	15,876	—
122,126,798	49,101,056	217,996,041

1,119,380	14,267	—
—	—	—
129,400	30,831	1,164,182
66,776	—	—
8,263	3,923	13,098
—	—	—

355	6,403	—
62,005	23,150	85,472
14,644	7,704	—
77,796	459,266	92,844
1,478,619	545,544	1,355,596
$120,648,179	$48,555,512	$216,640,445

$80,746,669	$57,247,239	$216,683,561
39,901,510	(8,691,727)	(43,116)
$120,648,179	$48,555,512	$216,640,445

$85,359,110	$44,155,316	$191,946,907
$1,431,314	$1,456,774	$25,000,000
$5,315,765	$—	$—
$—	$239,497	$—

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund II – Financial Statements (Continued)
Statements of Assets and Liabilities June 30, 2023 (Unaudited)

	MML Managed Bond Fund	MML Short-Duration Bond Fund
Initial Class shares:
Net assets	$505,343,542	$—
Shares outstanding (a)	46,816,050	—
Net asset value, offering price and redemption price per share	$10.79	$—
Class II shares:
Net assets	$—	$92,211,301
Shares outstanding (a)	—	10,408,623
Net asset value, offering price and redemption price per share	$—	$8.86
Service Class shares:
Net assets	$176,004,098	$—
Shares outstanding (a)	16,398,573	—
Net asset value, offering price and redemption price per share	$10.73	$—
Service Class I shares:
Net assets	$—	$31,144,317
Shares outstanding (a)	—	3,531,882
Net asset value, offering price and redemption price per share	$—	$8.82

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

MML Small Cap Equity Fund	MML Strategic Emerging Markets Fund	MML U.S. Government Money Market Fund

$96,090,985	$—	$216,640,445
9,366,281	—	216,640,796
$10.26	$—	$1.00

$—	$36,243,820	$—
—	6,804,820	—
$—	$5.33	$—

$24,557,194	$—	$—
2,461,982	—	—
$9.97	$—	$—

$—	$12,311,692	$—
—	2,321,092	—
$—	$5.30	$—

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund II – Financial Statements (Continued)
Statements of Operations For the Six Months Ended June 30, 2023 (Unaudited)

	MML Blend Fund	MML Dynamic Bond Fund
Investment income (Note 2):
Dividends (a)	$6,522,902	$—
Interest (b)	2,925	5,389,448
Securities lending net income	69,523	16,712
Miscellaneous bank loan fee income	—	383,251
Total investment income	6,595,350	5,789,411
Expenses (Note 3):
Investment advisory fees	1,360,772	459,099
Custody fees	26,502	86,432
Audit and tax fees	22,647	23,224
Legal fees	11,141	10,519
Proxy fees	1,165	1,165
Accounting & Administration fees	—	4,750
Shareholder reporting fees	42,475	20,316
Trustees’ fees	21,561	7,880
	1,486,263	613,385
Administration fees:
Class II	—	163,065
Service Class I	—	9,097
Distribution and Service fees:
Service Class	220,817	—
Service Class I	—	15,161
Total expenses	1,707,080	800,708
Expenses waived (Note 3):
Initial Class fees reimbursed by adviser	—	—
Class II fees reimbursed by adviser	—	(102,636)
Service Class fees reimbursed by adviser	—	—
Service Class I fees reimbursed by adviser	—	(5,739)
Investment advisory fees waived	—	(22,955)
Net expenses:	1,707,080	669,378
Net investment income (loss)	4,888,270	5,120,033
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	2,121,207	(6,436,341)
Futures contracts	—	464,660
Written options	—	1,309,741
Swap agreements	—	2,347,560
Foreign currency transactions	—	147,626
Forward contracts	—	670,392
Net realized gain (loss)	2,121,207	(1,496,362)
Net change in unrealized appreciation (depreciation) on:
Investment transactions	58,606,101	7,989,408 *
Unfunded bank loan commitments	—	6,513
Futures contracts	—	1,150,243
Written options	—	(180,308)
Swap agreements	—	(2,823,557)
Translation of assets and liabilities in foreign currencies	—	(63,033)
Forward contracts	—	(1,421,361)
Net change in unrealized appreciation (depreciation)	58,606,101	4,657,905
Net realized gain (loss) and change in unrealized appreciation (depreciation)	60,727,308	3,161,543
Net increase (decrease) in net assets resulting from operations	$65,615,578	$8,281,576

(a)	Net of foreign withholding tax of:	$—	$—
(b)	Net of foreign withholding tax of:	$—	$12,721
*	Net of net increase (decrease) in accrued foreign capital gains tax of:	$—	$(14,659)

The accompanying notes are an integral part of the financial statements.

MML Equity Fund	MML Equity Rotation Fund	MML High Yield Fund	MML Inflation-Protected and Income Fund	MML iShares 60/40 Allocation Fund	MML iShares 80/20 Allocation Fund

$10,433,351	$439,478	$—	$—	$320,860	$470,569
52,732	411	1,835,378	4,484,914	630	1,294
1,279	795	12,133	1,534	3,241	3,546
—	—	73,408	—	—	—
10,487,362	440,684	1,920,919	4,486,448	324,731	475,409

1,598,615	108,634	161,733	584,790	43,798	67,149
55,052	28,487	36,529	31,788	208	793
21,992	21,627	23,041	22,645	15,225	14,558
13,914	725	918	3,322	256	325
1,165	1,165	1,165	1,165	926	926
1,397	1,397	1,397	4,750	—	—
50,520	6,885	16,973	29,379	4,988	5,054
26,081	1,477	1,933	7,197	491	813
1,768,736	170,397	243,689	685,036	65,892	89,618

—	34,530	9,489	—	17,085	16,994
—	1,681	30,944	—	4,814	16,580

101,165	—	—	53,623	—	—
—	2,802	51,574	—	8,023	27,634
1,869,901	209,410	335,696	738,659	95,814	150,826

—	—	—	(58,489)	—	—
—	—	—	—	(16,240)	(10,675)
—	—	—	(15,643)	—	—
—	—	—	—	(4,617)	(10,450)
—	(12,070)	(10,782)	—	—	—
1,869,901	197,340	324,914	664,527	74,957	129,701
8,617,461	243,344	1,596,005	3,821,921	249,774	345,708

(267,932)	1,954,089	(2,374,922)	(2,452,942)	(35,046)	(232,307)
—	—	—	149,829	—	—
—	—	—	—	—	—
—	—	—	(11,123,010)	—	—
255	—	—	—	—	—
—	—	—	—	—	—
(267,677)	1,954,089	(2,374,922)	(13,426,123)	(35,046)	(232,307)

6,815,304	4,363,810	3,539,227	4,148,519	2,312,012	4,823,634
—	—	(41)	—	—	—
—	—	—	645,528	—	—
—	—	—	—	—	—
—	—	—	9,516,570	—	—
415	—	8,321	—	—	—
—	—	—	—	—	—
6,815,719	4,363,810	3,547,507	14,310,617	2,312,012	4,823,634
6,548,042	6,317,899	1,172,585	884,494	2,276,966	4,591,327
$15,165,503	$6,561,243	$2,768,590	$4,706,415	$2,526,740	$4,937,035

$15,182	$63	$—	$—	$—	$—
$—	$—	$—	$—	$—	$—
$—	$—	$—	$—	$—	$—

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund II – Financial Statements (Continued)
Statements of Operations For the Six Months Ended June 30, 2023 (Unaudited)

	MML Managed Bond Fund	MML Short-Duration Bond Fund
Investment income (Note 2):
Dividends (a)	$—	$—
Interest	17,987,769	2,582,477
Securities lending net income	8,264	5,114
Non-cash income	—	—
Total investment income	17,996,033	2,587,591
Expenses (Note 3):
Investment advisory fees	1,496,886	221,731
Custody fees	44,398	20,061
Audit and tax fees	22,346	23,101
Legal fees	12,662	2,126
Proxy fees	1,165	1,165
Accounting & Administration fees	4,750	4,750
Shareholder reporting fees	51,101	13,014
Trustees’ fees	25,483	4,428
	1,658,791	290,376
Administration fees:
Class II	—	71,528
Service Class I	—	23,500
Distribution and Service fees:
Service Class	225,050	—
Service Class I	—	39,166
Total expenses	1,883,841	424,570
Expenses waived (Note 3):
Class II fees reimbursed by adviser	—	—
Service Class I fees reimbursed by adviser	—	—
Net expenses:	1,883,841	424,570
Net investment income (loss)	16,112,192	2,163,021
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	(19,706,646)	(944,853)
Futures contracts	(1,702,840)	195,774
Swap agreements	(297,068)	(28,772)
Foreign currency transactions	—	—
Net realized gain (loss)	(21,706,554)	(777,851)
Net change in unrealized appreciation (depreciation) on:
Investment transactions	24,145,232	2,221,683
Futures contracts	(876,280)	(255,011)
Swap agreements	(3,435,873)	(321,326)
Translation of assets and liabilities in foreign currencies	—	(1)
Net change in unrealized appreciation (depreciation)	19,833,079	1,645,345
Net realized gain (loss) and change in unrealized appreciation (depreciation)	(1,873,475)	867,494
Net increase (decrease) in net assets resulting from operations	$14,238,717	$3,030,515

(a)	Net of foreign withholding tax of:	$—	$—
*	Net of net increase (decrease) in accrued foreign capital gains tax of:	$—	$—

The accompanying notes are an integral part of the financial statements.

MML Small Cap Equity Fund	MML Strategic Emerging Markets Fund	MML U.S. Government Money Market Fund

$716,408	$501,304	$—
14,803	11,292	5,579,576
2,732	836	—
—	68,393	—
733,943	581,825	5,579,576

372,742	251,055	553,532
14,772	70,654	26,172
22,062	41,100	18,857
1,897	587	3,311
1,165	1,165	1,159
1,397	1,397	—
16,212	8,418	9,850
3,824	1,634	6,804
434,071	376,010	619,685

—	28,410	—
—	9,248	—

29,923	—	—
—	15,414	—
463,994	429,082	619,685

—	(75,283)	—
—	(24,566)	—
463,994	329,233	619,685
269,949	252,592	4,959,891

7,632,611	(2,695,494)	214
—	—	—
—	—	—
32	(7,019)	—
7,632,643	(2,702,513)	214

2,466,364	7,388,736 *	—
—	—	—
—	—	—
—	(2,372)	—
2,466,364	7,386,364	—
10,099,007	4,683,851	214
$10,368,956	$4,936,443	$4,960,105

$1,799	$73,859	$—
$—	$(19,969)	$—

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund II – Financial Statements (Continued)
Statements of Changes in Net Assets

	MML Blend Fund
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$4,888,270	$10,599,887
Net realized gain (loss)	2,121,207	(2,465,838)
Net change in unrealized appreciation (depreciation)	58,606,101	(145,081,406)
Net increase (decrease) in net assets resulting from operations	65,615,578	(136,947,357)
Distributions to shareholders (Note 2):
Initial Class	—	(16,406,451)
Class II	—	—
Service Class	—	(5,658,892)
Service Class I	—	—
Total distributions	—	(22,065,343)
Net fund share transactions (Note 5):
Initial Class	(25,339,247)	(38,165,947)
Class II	—	—
Service Class	(5,741,194)	(2,245,699)
Service Class I	—	—
Increase (decrease) in net assets from fund share transactions	(31,080,441)	(40,411,646)
Total increase (decrease) in net assets	34,535,137	(199,424,346)
Net assets
Beginning of period	638,685,013	838,109,359
End of period	$673,220,150	$638,685,013

The accompanying notes are an integral part of the financial statements.

MML Dynamic Bond Fund		MML Equity Fund		MML Equity Rotation Fund
Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022

$5,120,033	$8,873,755	$8,617,461	$16,671,797	$243,344	$509,136
(1,496,362)	(28,870,806)	(267,677)	61,247,716	1,954,089	(4,057,664)
4,657,905	(21,335,689)	6,815,719	(121,971,661)	4,363,810	(3,947,669)
8,281,576	(41,332,740)	15,165,503	(44,052,148)	6,561,243	(7,496,197)

—	—	—	(92,352,834)	—	—
—	(9,323,527)	—	—	—	(5,065,396)
—	—	—	(11,352,115)	—	—
—	(445,452)	—	—	—	(245,021)
—	(9,768,979)	—	(103,704,949)	—	(5,310,417)

—	—	(30,640,044)	36,635,002	—	—
(12,995,764)	(27,080,709)	—	—	—	5,065,396
—	—	(7,872,533)	(1,174,750)	—	—
(3,116)	717,424	—	—	(57,407)	(21,287)
(12,998,880)	(26,363,285)	(38,512,577)	35,460,252	(57,407)	5,044,109
(4,717,304)	(77,465,004)	(23,347,074)	(112,296,845)	6,503,836	(7,762,505)

230,753,521	308,218,525	813,668,089	925,964,934	44,796,047	52,558,552
$226,036,217	$230,753,521	$790,321,015	$813,668,089	$51,299,883	$44,796,047

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund II – Financial Statements (Continued)
Statements of Changes in Net Assets

	MML High Yield Fund
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$1,596,005	$3,509,712
Net realized gain (loss)	(2,374,922)	(1,699,540)
Net change in unrealized appreciation (depreciation)	3,547,507	(10,729,280)
Net increase (decrease) in net assets resulting from operations	2,768,590	(8,919,108)
Distributions to shareholders (Note 2):
Initial Class	—	—
Class II	—	(1,463,558)
Service Class	—	—
Service Class I	—	(3,304,293)
Total distributions	—	(4,767,851)
Tax return of capital:
Class II	—	—
Service Class I	—	—
Total tax return of capital	—	—
Net fund share transactions (Note 5):
Initial Class	—	—
Class II	(6,384,961)	(4,736,261)
Service Class	—	—
Service Class I	(2,188,080)	(1,978,471)
Increase (decrease) in net assets from fund share transactions	(8,573,041)	(6,714,732)
Total increase (decrease) in net assets	(5,804,451)	(20,401,691)
Net assets
Beginning of period	56,729,755	77,131,446
End of period	$50,925,304	$56,729,755

+	Commenced operations on February 11, 2022.

The accompanying notes are an integral part of the financial statements.

MML Inflation- Protected and Income Fund		MML iShares® 60/40 Allocation Fund		MML iShares® 80/20 Allocation Fund
Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022	Six Months Ended June 30, 2023 (Unaudited)	Period Ended December 31, 2022+	Six Months Ended June 30, 2023 (Unaudited)	Period Ended December 31, 2022+

$3,821,921	$6,713,669	$249,774	$421,437	$345,708	$531,243
(13,426,123)	(15,903,380)	(35,046)	(134,773)	(232,307)	(225,429)
14,310,617	(26,722,693)	2,312,012	(3,605,315)	4,823,634	(4,633,218)
4,706,415	(35,912,404)	2,526,740	(3,318,651)	4,937,035	(4,327,404)

—	(18,612,540)	—	—	—	—
—	—	—	(346,648)	—	(300,842)
—	(4,772,542)	—	—	—	—
—	—	—	(74,789)	—	(230,826)
—	(23,385,082)	—	(421,437)	—	(531,668)

—	—	—	(22,034)	—	(32,606)
—	—	—	(4,754)	—	(25,018)
—	—	—	(26,788)	—	(57,624)

(8,470,069)	(32,292,574)	—	—	—	—
—	—	—	25,268,682	167	25,233,448
(1,601,640)	2,060,256	—	—	—	—
—	—	3,616,584	5,538,933	8,174,729	19,989,787
(10,071,709)	(30,232,318)	3,616,584	30,807,615	8,174,896	45,223,235
(5,365,294)	(89,529,804)	6,143,324	27,040,739	13,111,931	40,306,539

204,310,248	293,840,052	27,040,739	—	40,306,539	—
$198,944,954	$204,310,248	$33,184,063	$27,040,739	$53,418,470	$40,306,539

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund II – Financial Statements (Continued)
Statements of Changes in Net Assets

	MML Managed Bond Fund
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$16,112,192	$24,962,456
Net realized gain (loss)	(21,706,554)	(51,800,765)
Net change in unrealized appreciation (depreciation)	19,833,079	(119,320,350)
Net increase (decrease) in net assets resulting from operations	14,238,717	(146,158,659)
Distributions to shareholders (Note 2):
Initial Class	—	(25,107,989)
Class II	—	—
Service Class	—	(8,029,901)
Service Class I	—	—
Total distributions	—	(33,137,890)
Net fund share transactions (Note 5):
Initial Class	(73,986,412)	(60,857,432)
Class II	—	—
Service Class	(11,998,187)	(28,402,423)
Service Class I	—	—
Increase (decrease) in net assets from fund share transactions	(85,984,599)	(89,259,855)
Total increase (decrease) in net assets	(71,745,882)	(268,556,404)
Net assets
Beginning of period	753,093,522	1,021,649,926
End of period	$681,347,640	$753,093,522

The accompanying notes are an integral part of the financial statements.

MML Short- Duration Bond Fund		MML Small Cap Equity Fund		MML Strategic Emerging Markets Fund
Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022

$2,163,021	$3,447,788	$269,949	$663,910	$252,592	$216,485
(777,851)	(4,410,353)	7,632,643	(3,387,029)	(2,702,513)	(7,396,269)
1,645,345	(12,087,460)	2,466,364	(20,320,106)	7,386,364	(11,171,661)
3,030,515	(13,050,025)	10,368,956	(23,043,225)	4,936,443	(18,351,445)

—	—	—	(12,251,160)	—	—
—	(3,657,335)	—	—	—	(14,864,169)
—	—	—	(3,153,530)	—	—
—	(1,009,962)	—	—	—	(4,619,444)
—	(4,667,297)	—	(15,404,690)	—	(19,483,613)

—	—	(2,679,706)	4,386,341	—	—
(9,074,469)	(20,534,399)	—	—	(4,724,234)	14,118,801
—	—	(1,172,027)	1,304,643	—	—
(1,554,865)	(1,537,311)	—	—	(714,191)	4,411,925
(10,629,334)	(22,071,710)	(3,851,733)	5,690,984	(5,438,425)	18,530,726
(7,598,819)	(39,789,032)	6,517,223	(32,756,931)	(501,982)	(19,304,332)

130,954,437	170,743,469	114,130,956	146,887,887	49,057,494	68,361,826
$123,355,618	$130,954,437	$120,648,179	$114,130,956	$48,555,512	$49,057,494

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund II – Financial Statements (Continued)
Statements of Changes in Net Assets

	MML U.S. Government Money Market Fund
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$4,959,891	$2,489,264
Net realized gain (loss)	214	67
Net change in unrealized appreciation (depreciation)	—	—
Net increase (decrease) in net assets resulting from operations	4,960,105	2,489,331
Distributions to shareholders (Note 2):
Initial Class	(4,959,874)	(2,489,674)
Total distributions	(4,959,874)	(2,489,674)
Net fund share transactions (Note 5):
Initial Class	(24,525,311)	66,174,935
Increase (decrease) in net assets from fund share transactions	(24,525,311)	66,174,935
Total increase (decrease) in net assets	(24,525,080)	66,174,592
Net assets
Beginning of period	241,165,525	174,990,933
End of period	$216,640,445	$241,165,525

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund II – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

MML Blend Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets[w]	Net investment income (loss) to average daily net assets
Initial Class
6/30/23[r]	$ 16.82	$ 0.14	$ 1.64	$ 1.78	$ —	$ —	$ —	$ 18.60	10.55%[b]	$ 488,760	0.46%[a]	1.57%[a]
12/31/22	20.84	0.28	(3.71)	(3.43)	(0.25)	(0.34)	(0.59)	16.82	(16.59%)	466,171	0.45%	1.56%
12/31/21	24.79	0.28	3.21	3.49	(0.57)	(6.87)	(7.44)	20.84	15.02%	620,820	0.44%	1.19%
12/31/20	22.93	0.51	2.37	2.88	—	(1.02)	(1.02)	24.79	12.87%	591,889	0.45%	2.26%
12/31/19	20.35	0.49	3.71	4.20	(0.53)	(1.09)	(1.62)	22.93	21.38%	574,827	0.45%	2.24%
12/31/18	23.33	0.47	(1.39)	(0.92)	(0.48)	(1.58)	(2.06)	20.35	(4.34%)	527,007	0.45%	2.12%
Service Class
6/30/23[r]	$ 16.69	$ 0.11	$ 1.63	$ 1.74	$ —	$ —	$ —	$ 18.43	10.42%[b]	$ 184,460	0.71%[a]	1.32%[a]
12/31/22	20.68	0.24	(3.69)	(3.45)	(0.20)	(0.34)	(0.54)	16.69	(16.80%)	172,514	0.70%	1.32%
12/31/21	24.66	0.22	3.19	3.41	(0.52)	(6.87)	(7.39)	20.68	14.74%	217,290	0.69%	0.95%
12/31/20	22.87	0.46	2.35	2.81	—	(1.02)	(1.02)	24.66	12.57%	185,705	0.70%	2.01%
12/31/19	20.29	0.43	3.71	4.14	(0.47)	(1.09)	(1.56)	22.87	21.08%	161,870	0.70%	1.99%
12/31/18	23.27	0.42	(1.40)	(0.98)	(0.42)	(1.58)	(2.00)	20.29	(4.58%)	118,604	0.70%	1.89%

	Six months ended	Year ended December 31
	June 30, 2023[b,r]	2022	2021	2020	2019	2018
Portfolio turnover rate[x]	3%	5%	8%	231%	132%	86%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
m

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

r	Unaudited.
w

Effective November 18, 2020, the expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

x	Effective November 18, 2020, the amount does not include the portfolio activity of any underlying fund.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund II – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

MML Dynamic Bond Fund

		Income (loss) from investment operations			Less distributions to shareholders				Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	Total distributions	Net asset value, end of the period	Total return[m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class II
6/30/23[r]	$ 8.32	$ 0.19	$ 0.11	$ 0.30	$ —	$ —	$ 8.62	3.61%[b]	$ 213,730	0.68%[a]	0.57%[a]	4.47%[a]
12/31/22	10.06	0.31	(1.70)	(1.39)	(0.35)	(0.35)	8.32	(13.98%)	218,857	0.65%	0.57%	3.40%
12/31/21	10.44	0.29	(0.29)	(0.00)[d]	(0.38)	(0.38)	10.06	(0.01%)	294,648	0.60%	0.57%	2.86%
12/31/20	10.08	0.29	0.10	0.39	(0.03)	(0.03)	10.44	3.91%	315,514	0.62%	N/A	2.88%
12/31/19	9.61	0.35	0.48	0.83	(0.36)	(0.36)	10.08	8.73%	388,029	0.60%	0.60%[l]	3.55%
12/31/18	9.95	0.34	(0.35)	(0.01)	(0.33)	(0.33)	9.61	(0.10%)	420,344	0.59%	0.59%[l]	3.52%
Service Class I
6/30/23[r]	$ 8.27	$ 0.18	$ 0.11	$ 0.29	$ —	$ —	$ 8.56	3.51%[b]	$ 12,306	0.93%[a]	0.82%[a]	4.22%[a]
12/31/22	10.01	0.28	(1.69)	(1.41)	(0.33)	(0.33)	8.27	(14.26%)	11,896	0.90%	0.82%	3.16%
12/31/21	10.39	0.27	(0.29)	(0.02)	(0.36)	(0.36)	10.01	(0.18%)	13,571	0.85%	0.82%	2.61%
12/31/20	10.07	0.27	0.08	0.35	(0.03)	(0.03)	10.39	3.51%	12,458	0.87%	N/A	2.62%
12/31/19	9.59	0.33	0.48	0.81	(0.33)	(0.33)	10.07	8.53%	10,142	0.85%	0.85%[l]	3.28%
12/31/18	9.93	0.32	(0.35)	(0.03)	(0.31)	(0.31)	9.59	(0.33%)	6,272	0.84%	0.84%[l]	3.30%

	Six months ended	Year ended December 31
	June 30, 2023[b,r]	2022	2021	2020	2019	2018
Portfolio turnover rate	104%	203%	193%	159%	54%	68%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l	Expenses incurred during the period fell under the expense cap.
m

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund II – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

MML Equity Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets	Net investment income (loss) to average daily net assets
Initial Class
6/30/23[r]	$ 26.76	$ 0.29	$ 0.24	$ 0.53	$ —	$ —	$ —	$ 27.29	1.98%[b]	$ 709,559	0.45%[a]	2.22%[a]
12/31/22	32.09	0.58	(2.13)	(1.55)	(0.49)	(3.29)	(3.78)	26.76	(4.65%)	726,478	0.45%	2.02%
12/31/21	25.04	0.46	7.09	7.55	(0.50)	—	(0.50)	32.09	30.26%	821,006	0.43%	1.55%
12/31/20	28.10	0.51	(0.12)aa	0.39	(0.59)	(2.86)	(3.45)	25.04	3.03%	686,468	0.45%	2.13%
12/31/19	24.16	0.57	5.42	5.99	(0.57)	(1.48)	(2.05)	28.10	25.92%	729,367	0.44%	2.14%
12/31/18	31.69	0.60	(3.06)	(2.46)	(0.57)	(4.50)	(5.07)	24.16	(9.99%)	634,703	0.44%	2.00%
Service Class
6/30/23[r]	$ 26.23	$ 0.26	$ 0.23	$ 0.49	$ —	$ —	$ —	$ 26.72	1.86%[b]	$ 80,762	0.70%[a]	1.97%[a]
12/31/22	31.52	0.50	(2.09)	(1.59)	(0.41)	(3.29)	(3.70)	26.23	(4.88%)	87,190	0.69%	1.76%
12/31/21	24.61	0.38	6.97	7.35	(0.44)	—	(0.44)	31.52	29.93%	104,959	0.68%	1.31%
12/31/20	27.68	0.44	(0.13)aa	0.31	(0.52)	(2.86)	(3.38)	24.61	2.77%	94,341	0.70%	1.88%
12/31/19	23.82	0.50	5.34	5.84	(0.50)	(1.48)	(1.98)	27.68	25.61%	97,058	0.69%	1.89%
12/31/18	31.31	0.52	(3.01)	(2.49)	(0.50)	(4.50)	(5.00)	23.82	(10.22%)	82,977	0.69%	1.75%

	Six months ended	Year ended December 31
	June 30, 2023[b,r]	2022	2021	2020	2019	2018
Portfolio turnover rate	25%	90%	73%	82%	113%	41%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
m

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

r	Unaudited.
aa

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund II – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

MML Equity Rotation Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class II
6/30/23[r]	$ 10.47	$ 0.06	$ 1.48	$ 1.54	$ —	$ —	$ —	$ 12.01	14.71%[b]	$ 48,982	0.86%[a]	0.81%[a]	1.02%[a]
12/31/22	13.83	0.13	(2.08)	(1.95)	—	(1.41)	(1.41)	10.47	(14.29%)	42,722	0.81%	0.76%	1.12%
12/31/21	14.79	0.10	3.85	3.95	(0.10)	(4.81)	(4.91)	13.83	28.37%	49,828	0.78%	0.73%	0.60%
12/31/20	12.40	0.14	2.68	2.82	(0.21)	(0.22)	(0.43)	14.79	22.92%	38,834	0.79%	0.79%[k]	1.13%
12/31/19	10.89	0.10	1.67	1.77	(0.05)	(0.21)	(0.26)	12.40	16.50%	31,593	0.86%	0.83%	0.84%
12/31/18	13.89	0.12	(1.23)	(1.11)	(0.12)	(1.77)	(1.89)	10.89	(8.86%)	27,112	0.75%	0.65%	0.86%
Service Class I
6/30/23[r]	$ 10.37	$ 0.04	$ 1.46	$ 1.50	$ —	$ —	$ —	$ 11.87	14.46%[b]	$ 2,318	1.11%[a]	1.06%[a]	0.77%[a]
12/31/22	13.74	0.10	(2.06)	(1.96)	—	(1.41)	(1.41)	10.37	(14.46%)	2,074	1.05%	1.00%	0.86%
12/31/21	14.73	0.05	3.83	3.88	(0.06)	(4.81)	(4.87)	13.74	28.00%	2,731	1.03%	0.98%	0.34%
12/31/20	12.36	0.11	2.66	2.77	(0.18)	(0.22)	(0.40)	14.73	22.57%	2,210	1.04%	1.04%[k]	0.88%
12/31/19	10.85	0.07	1.67	1.74	(0.02)	(0.21)	(0.23)	12.36	16.30%	1,898	1.11%	1.08%	0.59%
12/31/18	13.85	0.08	(1.22)	(1.14)	(0.09)	(1.77)	(1.86)	10.85	(9.10%)	1,598	1.00%	0.90%	0.61%

	Six months ended	Year ended December 31
	June 30, 2023[b,r]	2022	2021	2020	2019	2018
Portfolio turnover rate	137%	335%	218%	137%	172%	102%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
k	Amount waived had no impact on the ratio of expenses to average daily net assets.
m

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund II – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

MML High Yield Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	Tax return of capital	Total distributions	Net asset value, end of the period	Total return[m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class II
6/30/23[r]	$ 8.16	$ 0.26	$ 0.16	$ 0.42	$ —	$ —	$ —	$ 8.58	5.15%[b]	$ 9,894	1.05%[a]	1.01%[a]	6.09%[a]
12/31/22	10.02	0.49	(1.66)	(1.17)	(0.69)	—	(0.69)	8.16	(11.81%)	15,562	1.00%	0.96%	5.50%
12/31/21	10.10	0.58	0.23	0.81	(0.89)	—	(0.89)	10.02	8.23%	24,481	0.89%	0.83%	5.62%
12/31/20	9.57	0.55	(0.02)	0.53	(0.00)[d]	—	(0.00)[d]	10.10	5.56%	50,805	0.87%	0.80%	5.93%
12/31/19	9.07	0.57	0.52	1.09	(0.59)	—	(0.59)	9.57	12.25%	86,651	0.88%	0.80%	5.98%
12/31/18	10.01	0.62	(0.94)	(0.32)	(0.62)	(0.00)[d]	(0.62)	9.07	(3.40%)	79,542	0.85%	0.75%	6.29%
Service Class I
6/30/23[r]	$ 8.07	$ 0.24	$ 0.16	$ 0.40	$ —	$ —	$ —	$ 8.47	4.96%[b]	$ 41,032	1.31%[a]	1.27%[a]	5.87%[a]
12/31/22	9.92	0.47	(1.64)	(1.17)	(0.68)	—	(0.68)	8.07	(11.97%)	41,168	1.26%	1.21%	5.27%
12/31/21	10.04	0.55	0.22	0.77	(0.89)	—	(0.89)	9.92	7.88%	52,650	1.14%	1.08%	5.40%
12/31/20	9.53	0.52	(0.01)	0.51	(0.00)[d]	—	(0.00)[d]	10.04	5.38%	46,727	1.12%	1.05%	5.69%
12/31/19	9.04	0.54	0.52	1.06	(0.57)	—	(0.57)	9.53	11.86%	47,405	1.13%	1.05%	5.73%
12/31/18	9.97	0.59	(0.92)	(0.33)	(0.60)	(0.00)[d]	(0.60)	9.04	(3.54%)	39,983	1.10%	1.00%	6.04%

	Six months ended	Year ended December 31
	June 30, 2023[b,r]	2022	2021	2020	2019	2018
Portfolio turnover rate	15%	45%	61%	73%	54%	39%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
m

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund II – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

MML Inflation-Protected and Income Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers (including (interest expense)[p]	Ratio of expenses to average daily net assets after expense waivers (including interest expense)[j,p]	Ratio of expenses to average daily net assets after expense waivers (excluding interest expense)[j]	Net investment income (loss) to average daily net assets (including interest expense)[p]
Initial Class
6/30/23[r]	$ 8.67	$ 0.17	$ 0.03	$ 0.20	$ —	$ —	$ —	$ 8.87	2.31%[b]	$ 156,489	0.67%[a]	0.60%[a]	0.60%[a]	3.81%[a]
12/31/22	11.12	0.28	(1.70)	(1.42)	(0.27)	(0.76)	(1.03)	8.67	(13.35%)	161,191	0.64%	0.60%	0.60%	2.79%
12/31/21	11.41	0.17	0.55	0.72	(0.13)	(0.88)	(1.01)	11.12	6.40%	240,863	0.60%	0.60%[n]	0.60%[n]	1.51%
12/31/20	10.28	0.17	0.97	1.14	(0.01)	—	(0.01)	11.41	11.11%	288,026	0.75%	0.74%	0.60%	1.54%
12/31/19	9.72	0.23	0.58	0.81	(0.25)	—	(0.25)	10.28	8.31%	314,261	2.34%	N/A	0.60%	2.29%
12/31/18	10.16	0.30	(0.43)	(0.13)	(0.31)	—	(0.31)	9.72	(1.29%)	311,927	2.08%	N/A	0.60%	2.97%
Service Class
6/30/23[r]	$ 8.59	$ 0.16	$ 0.03	$ 0.19	$ —	$ —	$ —	$ 8.78	2.21%[b]	$ 42,456	0.92%[a]	0.85%[a]	0.85%[a]	3.56%[a]
12/31/22	11.03	0.25	(1.68)	(1.43)	(0.25)	(0.76)	(1.01)	8.59	(13.59%)	43,119	0.89%	0.85%	0.85%	2.57%
12/31/21	11.33	0.14	0.54	0.68	(0.10)	(0.88)	(0.98)	11.03	6.12%	52,977	0.85%	0.85%[n]	0.85%[n]	1.25%
12/31/20	10.23	0.14	0.97	1.11	(0.01)	—	(0.01)	11.33	10.88%	46,181	0.98%	0.98%[k]	0.85%	1.29%
12/31/19	9.68	0.20	0.58	0.78	(0.23)	—	(0.23)	10.23	8.05%	43,237	2.59%	N/A	0.85%	2.02%
12/31/18	10.12	0.27	(0.42)	(0.15)	(0.29)	—	(0.29)	9.68	(1.54%)	41,379	2.33%	N/A	0.85%	2.72%

	Six months ended	Year ended December 31
	June 30, 2023[b,r]	2022	2021	2020	2019	2018
Portfolio turnover rate	42%	76%	98%	84%	44%	51%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
k	Amount waived had no impact on the ratio of expenses to average daily net assets.
m

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

n	Expenses incurred during the period fell under the expense cap.
p

Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund’s net expenses in the Statements of Operations. Income earned on investing proceeds from reverse repurchase agreements is included in interest income in the Statements of Operations.

r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund II – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

MML iShares® 60/40 Allocation Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Tax return of capital	Total distributions	Net asset value, end of the period	Total return[m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j,w]	Net investment income (loss) to average daily net assets
Class II
6/30/23[r]	$ 8.64	$ 0.08	$ 0.71	$ 0.79	$ —	$ —	$ —	$ —	$ 9.43	9.14%[b]	$ 23,866	0.60%[a]	0.46%[a]	1.76%[a]
12/31/22[g]	10.00	0.15	(1.36)	(1.21)	(0.14)	—	(0.01)	(0.15)	8.64	(12.14%)[b]	21,878	0.70%[a]	0.46%[a]	1.82%[a]
Service Class I
6/30/23[r]	$ 8.63	$ 0.07	$ 0.70	$ 0.77	$ —	$ —	$ —	$ —	$ 9.40	8.92%[b]	$ 9,318	0.85%[a]	0.71%[a]	1.53%[a]
12/31/22[g]	10.00	0.14	(1.38)	(1.24)	(0.12)	—	(0.01)	(0.13)	8.63	(12.37%)[b]	5,163	0.91%[a]	0.71%[a]	1.85%[a]

	Six months ended	Period ended
	June 30, 2023[b,r]	December 31, 2022[b]
Portfolio turnover rate[x]	1%	7%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	Fund commenced operations on February 11, 2022.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
m

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.
x	Amount does not include the portfolio activity of any underlying fund.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund II – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

MML iShares® 80/20 Allocation Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Tax return of capital	Total distributions	Net asset value, end of the period	Total return[m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j,w]	Net investment income (loss) to average daily net assets
Class II
6/30/23[r]	$ 8.54	$ 0.07	$ 0.90	$ 0.97	$ —	$ —	$ —	$ —	$ 9.51	11.36%[b]	$ 24,054	0.55%[a]	0.46%[a]	1.59%[a]
12/31/22[g]	10.00	0.14	(1.47)	(1.33)	(0.12)	—	(0.01)	(0.13)	8.54	(13.28%)[b]	21,604	0.66%[a]	0.46%[a]	1.76%[a]
Service Class I
6/30/23[r]	$ 8.54	$ 0.07	$ 0.88	$ 0.95	$ —	$ —	$ —	$ —	$ 9.49	11.12%[b]	$ 29,364	0.80%[a]	0.71%[a]	1.50%[a]
12/31/22[g]	10.00	0.14	(1.48)	(1.34)	(0.11)	—	(0.01)	(0.12)	8.54	(13.40%)[b]	18,703	0.86%[a]	0.71%[a]	1.82%[a]

	Six months ended	Period ended
	June 30, 2023[b,r]	December 31, 2022[b]
Portfolio turnover rate[x]	5%	7%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	Fund commenced operations on February 11, 2022.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
m

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.
x	Amount does not include the portfolio activity of any underlying fund.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund II – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

MML Managed Bond Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets	Net investment income (loss) to average daily net assets
Initial Class
6/30/23[r]	$ 10.60	$ 0.24	$ (0.05)	$ 0.19	$ —	$ —	$ —	$ 10.79	1.84%[b]	$ 505,344	0.46%[a]	4.49%[a]
12/31/22	13.02	0.35	(2.29)	(1.94)	(0.36)	(0.12)	(0.48)	10.60	(15.01%)	568,357	0.44%	3.02%
12/31/21	13.59	0.29	(0.18)	0.11	(0.43)	(0.25)	(0.68)	13.02	0.81%	762,726	0.42%	2.20%
12/31/20	12.64	0.42	0.54	0.96	(0.01)	—	(0.01)	13.59	7.62%	756,218	0.43%	3.25%
12/31/19	11.93	0.43	0.74	1.17	(0.46)	—	(0.46)	12.64	9.85%	846,138	0.42%	3.43%
12/31/18	12.41	0.40	(0.46)	(0.06)	(0.42)	—	(0.42)	11.93	(0.44%)	778,603	0.42%	3.34%
Service Class
6/30/23[r]	$ 10.55	$ 0.23	$ (0.05)	$ 0.18	$ —	$ —	$ —	$ 10.73	1.71%[b]	$ 176,004	0.71%[a]	4.24%[a]
12/31/22	12.95	0.32	(2.27)	(1.95)	(0.33)	(0.12)	(0.45)	10.55	(15.22%)	184,737	0.69%	2.76%
12/31/21	13.53	0.26	(0.19)	0.07	(0.40)	(0.25)	(0.65)	12.95	0.56%	258,923	0.67%	1.96%
12/31/20	12.61	0.39	0.54	0.93	(0.01)	—	(0.01)	13.53	7.40%	271,928	0.68%	3.01%
12/31/19	11.91	0.40	0.73	1.13	(0.43)	—	(0.43)	12.61	9.57%	265,691	0.67%	3.19%
12/31/18	12.39	0.37	(0.46)	(0.09)	(0.39)	—	(0.39)	11.91	(0.69%)	254,883	0.67%	3.10%

	Six months ended	Year ended December 31
	June 30, 2023[b,r]	2022	2021	2020	2019	2018
Portfolio turnover rate	109%	243%	263%	226%	260%	138%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
m

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund II – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

MML Short-Duration Bond Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class II
6/30/23[r]	$ 8.65	$ 0.15	$ 0.06	$ 0.21	$ —	$ —	$ —	$ 8.86	2.43%[b]	$ 92,211	0.61%[a]	N/A	3.48%[a]
12/31/22	9.71	0.22	(0.97)	(0.75)	(0.31)	—	(0.31)	8.65	(7.79%)	98,969	0.59%	N/A	2.39%
12/31/21	9.84	0.20	(0.00)[d]	0.20	(0.33)	—	(0.33)	9.71	2.01%	133,235	0.55%	N/A	2.05%
12/31/20	9.69	0.29	(0.14)	0.15	(0.00)[d]	—	(0.00)[d]	9.84	1.55%	142,514	0.56%	N/A	3.00%
12/31/19	9.59	0.29	0.13	0.42	(0.32)	—	(0.32)	9.69	4.45%	171,740	0.57%	0.57%[k]	3.00%
12/31/18	9.73	0.26	(0.11)	0.15	(0.29)	—	(0.29)	9.59	1.53%	172,577	0.56%	0.55%	2.66%
Service Class I
6/30/23[r]	$ 8.62	$ 0.14	$ 0.06	$ 0.20	$ —	$ —	$ —	$ 8.82	2.32%[b]	$ 31,144	0.86%[a]	N/A	3.23%[a]
12/31/22	9.67	0.19	(0.96)	(0.77)	(0.28)	—	(0.28)	8.62	(8.00%)	31,985	0.85%	N/A	2.16%
12/31/21	9.81	0.18	(0.01)	0.17	(0.31)	—	(0.31)	9.67	1.69%	37,508	0.80%	N/A	1.80%
12/31/20	9.68	0.26	(0.13)	0.13	(0.00)[d]	—	(0.00)[d]	9.81	1.34%	47,956	0.81%	N/A	2.74%
12/31/19	9.58	0.27	0.13	0.40	(0.30)	—	(0.30)	9.68	4.17%	36,270	0.82%	0.82%[k]	2.76%
12/31/18	9.72	0.23	(0.11)	0.12	(0.26)	—	(0.26)	9.58	1.29%	30,686	0.81%	0.80%	2.42%

	Six months ended	Year ended December 31
	June 30, 2023[b,r]	2022	2021	2020	2019	2018
Portfolio turnover rate	9%	26%	64%	44%	53%	54%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
k	Amount waived had no impact on the ratio of expenses to average daily net assets.
m

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund II – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

MML Small Cap Equity Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets	Net investment income (loss) to average daily net assets
Initial Class
6/30/23[r]	$ 9.39	$ 0.03	$ 0.84	$ 0.87	$ —	$ —	$ —	$ 10.26	9.25%[b]	$ 96,091	0.75%[a]	0.52%[a]
12/31/22	12.76	0.06	(2.02)	(1.96)	(0.08)	(1.33)	(1.41)	9.39	(15.88%)	90,514	0.73%	0.59%
12/31/21	11.11	0.03	2.46	2.49	(0.06)	(0.78)	(0.84)	12.76	22.75%	116,599	0.69%	0.20%
12/31/20	9.34	0.07	1.84	1.91	(0.05)	(0.09)	(0.14)	11.11	20.70%	104,243	0.73%	0.77%
12/31/19	8.17	0.07	1.96	2.03	(0.05)	(0.81)	(0.86)	9.34	26.46%	94,712	0.74%	0.79%
12/31/18	10.30	0.07	(0.82)	(0.75)	(0.05)	(1.33)	(1.38)	8.17	(10.19%)	82,609	0.71%	0.66%
Service Class
6/30/23[r]	$ 9.14	$ 0.01	$ 0.82	$ 0.83	$ —	$ —	$ —	$ 9.97	9.12%[b]	$ 24,557	1.00%[a]	0.27%[a]
12/31/22	12.46	0.04	(1.98)	(1.94)	(0.05)	(1.33)	(1.38)	9.14	(16.09%)	23,617	0.98%	0.34%
12/31/21	10.87	(0.01)bb	2.41	2.40	(0.03)	(0.78)	(0.81)	12.46	22.45%	30,289	0.94%	(0.05%)
12/31/20	9.14	0.04	1.81	1.85	(0.03)	(0.09)	(0.12)	10.87	20.39%	25,345	0.98%	0.52%
12/31/19	8.01	0.05	1.91	1.96	(0.02)	(0.81)	(0.83)	9.14	26.15%	22,695	0.99%	0.54%
12/31/18	10.13	0.04	(0.80)	(0.76)	(0.03)	(1.33)	(1.36)	8.01	(10.41%)	18,425	0.96%	0.41%

	Six months ended	Year ended December 31
	June 30, 2023[b,r]	2022	2021	2020	2019	2018
Portfolio turnover rate	27%	29%	30%	36%	27%	50%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
m

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

r	Unaudited.
bb

The amount shown for a share outstanding does not correspond with the aggregate net investment income (loss) as shown on the Statement of Operations for the period due to the timing of class-specific expenses. See Note 3 for each fund’s expense structure.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund II – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

MML Strategic Emerging Markets Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class II
6/30/23[r]	$ 4.83	$ 0.03	$ 0.47	$ 0.50	$ —	$ —	$ —	$ 5.33	10.35%[b]	$ 36,244	1.65%[a]	1.25%[a]	1.07%[a]
12/31/22	10.50	0.03	(2.79)	(2.76)	(0.26)	(2.65)	(2.91)	4.83	(26.58%)	37,218	1.70%	1.30%	0.46%
12/31/21	14.43	0.00d,bb	(1.01)	(1.01)	—	(2.92)	(2.92)	10.50	(8.06%)	51,825	1.45%	1.35%	0.00%[e]
12/31/20	12.67	(0.01)	2.16	2.15	(0.05)	(0.34)	(0.39)	14.43	17.55%	96,846	1.40%	1.35%	(0.05%)
12/31/19	10.12	0.05	2.53	2.58	(0.03)	—	(0.03)	12.67	25.53%	125,192	1.33%	1.29%	0.45%
12/31/18	11.57	0.05	(1.48)	(1.43)	(0.02)	—	(0.02)	10.12	(12.40%)	112,363	1.57%	1.35%	0.41%
Service Class I
6/30/23[r]	$ 4.82	$ 0.02	$ 0.46	$ 0.48	$ —	$ —	$ —	$ 5.30	9.96%[b]	$ 12,312	1.90%[a]	1.50%[a]	0.82%[a]
12/31/22	10.47	0.01	(2.77)	(2.76)	(0.24)	(2.65)	(2.89)	4.82	(26.68%)	11,840	1.95%	1.55%	0.22%
12/31/21	14.43	(0.03)	(1.01)	(1.04)	—	(2.92)	(2.92)	10.47	(8.29%)	16,537	1.70%	1.60%	(0.20%)
12/31/20	12.68	(0.04)	2.15	2.11	(0.02)	(0.34)	(0.36)	14.43	17.18%	17,536	1.65%	1.60%	(0.32%)
12/31/19	10.13	0.02	2.53	2.55	(0.00)[d]	—	(0.00)[d]	12.68	25.18%	17,174	1.58%	1.54%	0.19%
12/31/18	11.59	0.02	(1.48)	(1.46)	—	—	—	10.13	(12.60%)	14,089	1.82%	1.60%	0.15%

	Six months ended	Year ended December 31
	June 30, 2023[b,r]	2022	2021	2020	2019	2018
Portfolio turnover rate	16%	51%	51%	35%	31%	38%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
e	Amount is less than 0.005%.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
m

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

r	Unaudited.
bb

The amount shown for a share outstanding does not correspond with the aggregate net investment income (loss) as shown on the Statement of Operations for the period due to the timing of class-specific expenses. See Note 3 for each fund’s expense structure.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund II – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

MML U. S. Government Money Market Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Initial Class
6/30/23[r]	$ 1.00	$ 0.02	$ 0.00[d]	$ 0.02	$ (0.02)	$ —	$ (0.02)	$ 1.00	2.12%[b]	$ 216,640	0.53%[a]	N/A	4.22%[a]
12/31/22	1.00	0.01	0.00[d]	0.01	(0.01)	—	(0.01)	1.00	1.22%	241,166	0.54%	0.41%	1.31%
12/31/21	1.00	0.00[d]	0.00[d]	0.00[d]	—	—	—	1.00	0.00%	174,991	0.52%	0.05%	0.00%[e]
12/31/20	1.00	0.00[d]	0.00[d]	0.00[d]	(0.00)[d]	—	(0.00)[d]	1.00	0.23%	223,388	0.52%	0.30%	0.21%
12/31/19	1.00	0.02	0.00[d]	0.02	(0.02)	—	(0.02)	1.00	1.71%	174,899	0.54%	N/A	1.69%
12/31/18	1.00	0.01	0.00[d]	0.01	(0.01)	—	(0.01)	1.00	1.32%	179,102	0.54%	N/A	1.35%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
e	Amount is less than 0.005%.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
m

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

r	Unaudited.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

1. The Funds

MML Series Investment Fund II (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated February 8, 2005, which was amended and restated as of February 28, 2005 and December 15, 2011, as it may be further amended from time to time. The Trust consists of the following series (each individually referred to as a “Fund” or collectively as the “Funds”):

MML Blend Fund (“Blend Fund”)

MML Dynamic Bond Fund (“Dynamic Bond Fund”)

MML Equity Fund (“Equity Fund”)

MML Equity Rotation Fund (“Equity Rotation Fund”)

MML High Yield Fund (“High Yield Fund”)

MML Inflation-Protected and Income Fund (“Inflation-Protected and Income Fund”)

MML iShares® 60/40 Allocation Fund (“iShares 60/40 Allocation Fund”)

MML iShares® 80/20 Allocation Fund (“iShares 80/20 Allocation Fund”)

MML Managed Bond Fund (“Managed Bond Fund”)

MML Short-Duration Bond Fund (“Short-Duration Bond Fund”)

MML Small Cap Equity Fund (“Small Cap Equity Fund”)

MML Strategic Emerging Markets Fund (“Strategic Emerging Markets Fund”)

MML U.S. Government Money Market Fund (“U.S. Government Money Market Fund”)

The Trust makes shares of the Funds available for the investment of assets of various separate investment accounts established by Massachusetts Mutual Life Insurance Company (“MassMutual”) and by life insurance companies which are subsidiaries of MassMutual. Shares of the Trust are not offered to the general public. MassMutual, MML Bay State Life Insurance Company, C.M. Life Insurance Company, and the MML Conservative Allocation Fund, MML Balanced Allocation Fund, MML Moderate Allocation Fund, MML Growth Allocation Fund, and MML Aggressive Allocation Fund, which are “funds of funds” series of MML Series Investment Fund, another open-end management investment company sponsored by MassMutual, are the record owners of all of the outstanding shares of the Funds.

Each share class of a Fund represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectus.

The Blend Fund, iShares 60/40 Allocation Fund, and iShares 80/20 Allocation Fund invest substantially all of their investable assets in shares of ETFs advised by an affiliate of the Funds’ subadviser, BlackRock Investment Management, LLC (“Underlying ETFs”). The financial statements of the applicable Underlying ETFs are presented separately and can be obtained from the Securities and Exchange Commission’s (“SEC”) EDGAR database on its website at http://www.sec.gov.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

Notes to Financial Statements (Unaudited) (Continued)

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes; instead, MML Advisers will determine the fair value of a Fund’s securities in accordance with MML Advisers’ fair valuation policy and procedures. On holidays and other days when the NYSE is closed, each Fund’s net asset value generally is not calculated and the Funds do not anticipate accepting buy or sell orders. However, the value of each Fund’s assets may still be affected on such days to the extent that a Fund holds foreign securities that trade on days that foreign securities markets are open.

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System (“NASDAQ System”), or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities (with the exception of debt securities held by the U.S. Government Money Market Fund) are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day. The U.S. Government Money Market Fund’s debt securities are typically valued at amortized cost, but may be valued using a vendor quote if MML Advisers determines it more closely approximates current market value, in accordance with Rule 2a-7 under the 1940 Act pursuant to which the U.S. Government Money Market Fund must adhere to certain conditions. It is the intention of the U.S. Government Money Market Fund to maintain a stable net asset value per share of $1.00, although this cannot be assured.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral.

The Board of Trustees (“Trustees”) have designated MML Advisers as the Funds’ “valuation designee,” responsible for determining the fair value, in good faith, of securities and other instruments held by the Funds for which market quotations are not readily available or for which such market quotations or values are considered by MML Advisers or a subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event). It is possible that a significant amount of a Fund’s assets will be subject to fair valuation in accordance with MML Advisers’ fair valuation policy and procedures. The fair value determined for an investment by MML Advisers may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of

Notes to Financial Statements (Unaudited) (Continued)

the Funds’ shares are next calculated, which is the next business day. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

Investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and any other investments fair valued using significant unobservable inputs may be fair valued using one or a combination of, but not limited to, the following inputs:

Market approach: (i) recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers; (ii) recapitalizations and other transactions across the capital structure; and (iii) market multiples of comparable issuers.

Income approach: (i) future cash flows discounted to present value and adjusted as appropriate for liquidity, credit, and/or market risks; (ii) quoted prices for similar investments or assets in active markets; and (iii) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts, and/or default rates.

Cost approach: (i) audited or unaudited financial statements, investor communications, and financial or operational metrics issued by the Private Company; (ii) changes in the valuation of relevant indexes or publicly traded companies comparable to the Private Company; (iii) relevant news and other public sources; and (iv) known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing the Market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as the current value method (“CVM”), an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The CVM allocates value among the various parts of a company’s capital structure assuming that the value of convertible preferred stock is represented by the most favorable claim the preferred stockholders have on the enterprise value as of the valuation date. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards as other investments held by a Fund. Typically, the most recently available information for a Private Company is as of a date that is earlier than the date a Fund is calculating its net asset value. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized

Notes to Financial Statements (Unaudited) (Continued)

in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs, to the extent observable inputs are not available (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Levels.

In certain cases, the inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest Level input that is significant to the overall fair value measurement.

The Blend Fund, iShares 60/40 Allocation Fund, iShares 80/20 Allocation Fund, and Small Cap Equity Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, except for the State Street Navigator Securities Lending Government Money Market Portfolio which was characterized at Level 1, as of June 30, 2023. The U.S. Government Money Market Fund characterized all investments at Level 2, as of June 30, 2023. For each Fund noted in the preceding sentences, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The following is the aggregate value by input level, as of June 30, 2023, for the remaining Funds’ investments:

	Level 1	Level 2	Level 3	Total
Dynamic Bond Fund
Asset Investments
Bank Loans	$—	$6,826,093	$—	$6,826,093
Corporate Debt	—	91,554,993	—	91,554,993
Non-U.S. Government Agency Obligations	—	24,968,668	—	24,968,668
Sovereign Debt Obligations	—	17,658,815	—	17,658,815
U.S. Government Agency Obligations and Instrumentalities	—	80,859,932	100,758	80,960,690
U.S. Treasury Obligations	—	3,764,657	—	3,764,657
Purchased Options	409,775	15,594	—	425,369
Short-Term Investments	2,207,783	2,570,558	—	4,778,341
Total Investments	$2,617,558	$228,219,310	$100,758	$230,937,626
Liability Investments
Unfunded Bank Loan Commitments**	$—	$(726)	$—	$(726)

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
Dynamic Bond Fund (Continued)
Asset Derivatives
Forward Contracts	$—	$212,562	$—	$212,562
Futures Contracts	1,219,678	—	—	1,219,678
Swap Agreements	—	1,169,516	—	1,169,516
Total	$1,219,678	$1,382,078	$—	$2,601,756
Liability Derivatives
Forward Contracts	$—	$(795,026)	$—	$(795,026)
Futures Contracts	(465,976)	—	—	(465,976)
Swap Agreements	—	(813,746)	—	(813,746)
Written Options	(654,186)	(16,758)	—	(670,944)
Total	$(1,120,162)	$(1,625,530)	$—	$(2,745,692)

Equity Fund
Asset Investments
Common Stock	$782,274,147	$1,396,670 *	$—	$783,670,817
Mutual Funds	2,588,412	—	—	2,588,412
Short-Term Investments	858,108	4,115,012	—	4,973,120
Total Investments	$785,720,667	$5,511,682	$—	$791,232,349

Equity Rotation Fund
Asset Investments
Common Stock	$51,319,448	$—	$2,457	$51,321,905
Short-Term Investments	5,277	—	—	5,277
Total Investments	$51,324,725	$—	$2,457	$51,327,182

High Yield Fund
Asset Investments
Bank Loans	$—	$931,925	$—	$931,925
Corporate Debt	—	46,707,037	—	46,707,037
Short-Term Investments	3,905,090	3,448,483	—	7,353,573
Total Investments	$3,905,090	$51,087,445	$—	$54,992,535
Liability Investments
Unfunded Bank Loan Commitments**	$—	$(41)	$—	$(41)

Inflation-Protected and Income Fund
Asset Investments
Non-U.S. Government Agency Obligations	$—	$103,637,581	$—	$103,637,581
U.S. Government Agency Obligations and Instrumentalities	—	22,093,666	—	22,093,666
U.S. Treasury Obligations	—	40,888,739	—	40,888,739
Short-Term Investments	—	27,676,886	—	27,676,886
Total Investments	$—	$194,296,872	$—	$194,296,872
Asset Derivatives
Futures Contracts	$665,087	$—	$—	$665,087
Swap Agreements	—	1,599,233	—	1,599,233
Total	$665,087	$1,599,233	$—	$2,264,320
Liability Derivatives
Futures Contracts	$(66)	$—	$—	$(66)
Swap Agreements	—	(1,450,671)	—	(1,450,671)
Total	$(66)	$(1,450,671)	$—	$(1,450,737)

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
Managed Bond Fund
Asset Investments
Corporate Debt	$—	$261,562,672	$—	$261,562,672
Non-U.S. Government Agency Obligations	—	199,948,152	—	199,948,152
Sovereign Debt Obligations	—	1,410,899	—	1,410,899
U.S. Government Agency Obligations and Instrumentalities	—	196,361,312	—	196,361,312
U.S. Treasury Obligations	—	15,091,929	—	15,091,929
Short-Term Investments	844,952	77,541,562	—	78,386,514
Total Investments	$844,952	$751,916,526	$—	$752,761,478
Asset Derivatives
Futures Contracts	$626,881	$—	$—	$626,881
Swap Agreements	—	1,367,452	—	1,367,452
Total	$626,881	$1,367,452	$—	$1,994,333
Liability Derivatives
Futures Contracts	$(1,400,507)	$—	$—	$(1,400,507)
Swap Agreements	—	(5,378,109)	—	(5,378,109)
Total	$(1,400,507)	$(5,378,109)	$—	$(6,778,616)

Short-Duration Bond Fund
Asset Investments
Corporate Debt	$—	$59,251,961	$—	$59,251,961
Non-U.S. Government Agency Obligations	—	49,704,889	—	49,704,889
U.S. Government Agency Obligations and Instrumentalities	—	2,110,932	—	2,110,932
U.S. Treasury Obligations	—	665,433	—	665,433
Short-Term Investments	1,672,295	9,853,344	—	11,525,639
Total Investments	$1,672,295	$121,586,559	$—	$123,258,854
Asset Derivatives
Futures Contracts	$397,826	$—	$—	$397,826
Swap Agreements	—	122,263	—	122,263
Total	$397,826	$122,263	$—	$520,089
Liability Derivatives
Futures Contracts	$(662,494)	$—	$—	$(662,494)
Swap Agreements	—	(495,842)	—	(495,842)
Total	$(662,494)	$(495,842)	$—	$(1,158,336)

Strategic Emerging Markets Fund
Asset Investments
Common Stock*
Australia	$—	$289,504	$—	$289,504
Brazil	2,877,711	—	—	2,877,711
Chile	329,830	58,889	—	388,719
China	9,701,773	3,040,657	—	12,742,430
France	—	2,927,355	—	2,927,355
Hong Kong	—	711,011	—	711,011
India	—	9,064,462	—	9,064,462
Indonesia	—	409,215	—	409,215
Italy	151,741	763,247	—	914,988
Japan	—	244,178	—	244,178
Mexico	5,436,428	—	—	5,436,428
Netherlands	28,061	—	—	28,061
Peru	498,285	—	—	498,285
Philippines	—	543,031	—	543,031

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2	Level 3		Total
Strategic Emerging Markets Fund (Continued)
Asset Investments (Continued)
Common Stock* (Continued)
Portugal	$—	$312,199	$—		$312,199
Republic of Korea	—	3,498,403	—		3,498,403
Russia	—	—	—	+	—
South Africa	—	299,684	—		299,684
Switzerland	—	1,699,112	—		1,699,112
Taiwan	—	3,939,178	—		3,939,178
United Kingdom	73,144	—	—		73,144
Preferred Stock
Brazil	313,131	—	—		313,131
Warrants	31,156	—	—		31,156
Short-Term Investments	—	1,456,774	—		1,456,774
Total Investments	$19,441,260	$29,256,899	$—		$48,698,159

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments after the close of trading in their respective foreign markets, as applicable.

**	Unfunded bank loan commitments are valued at the unrealized appreciation (depreciation) on the commitment.
+	Represents a security at $0 value as of June 30, 2023.

For certain Fund(s) the Statement of Assets and Liabilities shows receivables from investments sold on a delayed delivery basis and cash collateral pledged for open derivatives, as well as, any applicable liabilities for investments purchased on a delayed delivery basis, amounts due to custodian, and cash collateral held for securities on loan. These amounts approximate fair value and would be categorized at Level 2 for each applicable Fund as of June 30, 2023.

The Funds had no Level 3 transfers during the period ended June 30, 2023.

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more underlying indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price.

At June 30, 2023, and during the period then ended, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest/ Inflation Rate Risk	Total
Dynamic Bond Fund
Asset Derivatives
Purchased Options*	$—	$—	$15,594	$—	$15,594
Purchased Options*,^^^	—	—	—	409,775	409,775
Forward Contracts*	—	—	212,562	—	212,562
Futures Contracts^^	—	—	—	1,219,678	1,219,678
Swap Agreements^^,^^^	528,435	—	—	641,081	1,169,516
Total Value	$528,435	$—	$228,156	$2,270,534	$3,027,125

Notes to Financial Statements (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest/ Inflation Rate Risk	Total
Dynamic Bond Fund (Continued)
Liability Derivatives
Forward Contracts^	$—	$—	$(795,026)	$—	$(795,026)
Futures Contracts^^	—	—	—	(465,976)	(465,976)
Swap Agreements^^,^^^	(7,536)	—	—	(806,210)	(813,746)
Written Options^	—	—	(16,758)	—	(16,758)
Written Options^,^^^	—	—	—-	(654,186)	(654,186)
Total Value	$(7,536)	$—	$(811,784)	$(1,926,372)	$(2,745,692)
Realized Gain (Loss)#
Purchased Options	$—	$—	$—	$(1,238,724)	$(1,238,724)
Forward Contracts	—	—	670,392	—	670,392
Futures Contracts	—	—	—	464,660	464,660
Swap Agreements	612,530	—	—	1,735,030	2,347,560
Written Options	—	—	—	1,309,741	1,309,741
Total Realized Gain (Loss)	$612,530	$—	$670,392	$2,270,707	$3,553,629
Change in Appreciation (Depreciation)##
Purchased Options	$—	$—	$(4,077)	$165,534	$161,457
Forward Contracts	—	—	(1,421,361)	—	(1,421,361)
Futures Contracts	—	—	—	1,150,243	1,150,243
Swap Agreements	(116,206)	—	—	(2,707,351)	(2,823,557)
Written Options	—	—	2,072	(182,380)	(180,308)
Total Change in Appreciation (Depreciation)	$(116,206)	$—	$(1,423,366)	$(1,573,954)	$(3,113,526)

Inflation-Protected and Income Fund
Asset Derivatives
Futures Contracts^^	$—	$—	$—	$665,087	$665,087
Swap Agreements*	—	1,098,895	—	—	1,098,895
Swap Agreements^^,^^^	—	—	—	500,338	500,338
Total Value	$—	$1,098,895	$—	$1,165,425	$2,264,320
Liability Derivatives
Futures Contracts^^	$—	$—	$—	$(66)	$(66)
Swap Agreements^^,^^^	—	—	—	(1,450,671)	(1,450,671)
Total Value	$—	$—	$—	$(1,450,737)	$(1,450,737)
Realized Gain (Loss)#
Futures Contracts	$—	$—	$—	$149,829	$149,829
Swap Agreements	—	(11,235,879)	—	112,869	(11,123,010)
Total Realized Gain (Loss)	$—	$(11,235,879)	$—	$262,698	$(10,973,181)
Change in Appreciation (Depreciation)##
Futures Contracts	$—	$—	$—	$645,528	$645,528
Swap Agreements	—	10,295,842	—	(779,272)	9,516,570
Total Change in Appreciation (Depreciation)	$—	$10,295,842	$—	$(133,744)	$10,162,098

Notes to Financial Statements (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest/ Inflation Rate Risk	Total
Managed Bond Fund
Asset Derivatives
Futures Contracts^^	$—	$—	$—	$626,881	$626,881
Swap Agreements^^,^^^	—	—	—	1,367,452	1,367,452
Total Value	$—	$—	$—	$1,994,333	$1,994,333
Liability Derivatives
Futures Contracts^^	$—	$—	$—	$(1,400,507)	$(1,400,507)
Swap Agreements^^,^^^	(1,643,840)	—	—	(3,734,269)	(5,378,109)
Total Value	$(1,643,840)	$—	$—	$(5,134,775)	$(6,778,616)
Realized Gain (Loss)#
Futures Contracts	$—	$—	$—	$(1,702,840)	$(1,702,840)
Swap Agreements	(288,163)	—	—	(8,905)	(297,068)
Total Realized Gain (Loss)	$(288,163)	$—	$—	$(1,711,745)	$(1,999,908)
Change in Appreciation (Depreciation)##
Futures Contracts	$—	$—	$—	$(876,280)	$(876,280)
Swap Agreements	(1,069,056)	—	—	(2,366,817)	(3,435,873)
Total Change in Appreciation (Depreciation)	$(1,069,056)	$—	$—	$(3,243,097)	$(4,312,153)

Short-Duration Bond Fund
Asset Derivatives
Futures Contracts^^	$—	$—	$—	$397,826	$397,826
Swap Agreements^^,^^^	—	—	—	122,263	122,263
Total Value	$—	$—	$—	$520,089	$520,089
Liability Derivatives
Futures Contracts^^	$—	$—	$—	$(662,494)	$(662,494)
Swap Agreements^^,^^^	(149,440)	—	—	(346,402)	(495,842)
Total Value	$(149,440)	$—	$—	$(1,008,896)	$(1,158,336)
Realized Gain (Loss)#
Futures Contracts	$—	$—	$—	$195,774	$195,774
Swap Agreements	(28,082)	—	—	(690)	(28,772)
Total Realized Gain (Loss)	$(28,082)	$—	$—	$195,084	$167,002
Change in Appreciation (Depreciation)##
Futures Contracts	$—	$—	$—	$(255,011)	$(255,011)
Swap Agreements	(97,187)	—	—	(224,139)	(321,326)
Total Change in Appreciation (Depreciation)	$(97,187)	$—	$—	$(479,150)	$(576,337)

*	Statements of Assets and Liabilities location: Investments, at value, or Receivables from: open forward contracts or open swap agreements, at value, as applicable.
^	Statements of Assets and Liabilities location: Payables for: open forward contracts or written options outstanding, at value, as applicable.
^^

Cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps is reported in “Futures Contracts” and “Swap Agreements” in each applicable Fund’s Portfolio of Investments. Only current day’s variation margin, if any, is reported within the Statements of Assets and Liabilities.

^^^	Represents centrally cleared swaps or exchange-traded purchased and written options, which are not subject to a master netting agreement or similar agreement.
#

Statements of Operations location: Amounts are included in net realized gain (loss) on investment transactions, forward contracts, futures contracts, swap agreements, or written options, as applicable.

##

Statements of Operations location: Amounts are included in net change in unrealized appreciation (depreciation) on investment transactions, forward contracts, futures contracts, swap agreements, or written options, as applicable.

Notes to Financial Statements (Unaudited) (Continued)

For the period ended June 30, 2023, the average number of contracts, notional amounts, or shares/units outstanding for each derivative type was as follows:

	Average Number of Contracts, Notional Amounts, or Shares/Units†
Fund Name	Futures Contracts	Forward Contracts	Swap Agreements	Purchased Options	Written Options
Dynamic Bond Fund	1,725	$27,321,738	$89,712,400	452,738	570,779
Inflation-Protected and Income Fund	254	—	250,333,877	—	—
Managed Bond Fund	1,092	—	306,675,500	—	—
Short-Duration Bond Fund	640	—	27,827,750	—	—

†

As applicable, amount(s) disclosed represent average number of contracts for futures contracts, notional amounts for forward contracts, swap agreements, or shares/units outstanding for purchased options and written options, based on absolute values, which is indicative of volume of this derivative type, for the months that the Fund held such derivatives during the period ended June 30, 2023.

The Portfolio of Investments included in a Fund’s financial statements shows the assets or liabilities of the Fund associated with individual derivatives transactions. The terms of many of those transactions contemplate that derivatives receivables and payables between the same two parties may be netted and that the parties will collateralize certain obligations. The following tables provide an illustration of the possible effect of netting provisions and of collateral (delivered or received) on a Fund’s derivatives exposure as of June 30, 2023. Netting arrangements vary among different counterparties, and the actual disposition of derivatives receivables and payables, and of collateral, in a bankruptcy or insolvency can be complicated and difficult to predict.

The following table presents derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”) or similar agreement and net of the related collateral received by the Fund(s) as of June 30, 2023.

Asset Valuation Inputs

Counterparty	Derivative Assets Subject to an MNA by Counterparty†	Financial Instruments Available for Offset	Collateral Received***	Net Amount*
Dynamic Bond Fund
Bank of America N.A.	$15,594	$—	$—	$15,594
BNP Paribas SA	71,808	(11,005)	—	60,803
Citibank N.A.	7,138	—	—	7,138
JP Morgan Chase Bank N.A.	1,377	(1,377)	—	—
Morgan Stanley & Co. LLC	132,239	(92,733)	—	39,506
	$228,156	$(105,115)	$—	$123,041

Inflation-Protected and Income Fund
BNP Paribas SA	$573,345	$—	$—	$573,345
Goldman Sachs International	525,550	—	—	525,550
	$1,098,895	$—	$—	$1,098,895

Notes to Financial Statements (Unaudited) (Continued)

The following table presents derivative liabilities by counterparty net of amounts available for offset under an MNA or similar agreement and net of the related collateral pledged by the Fund(s) as of June 30, 2023.

Liability Valuation Inputs

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty†	Financial Instruments Available for Offset	Collateral Pledged***	Net Amount**
Dynamic Bond Fund
BNP Paribas SA	$(11,005)	$11,005	$—	$—
Goldman Sachs & Co.	(702,460)	—	—	(702,460)
JP Morgan Chase Bank N.A.	(5,586)	1,377	—	(4,209)
Morgan Stanley & Co. LLC	(92,733)	92,733	—	—
	$(811,784)	$105,115	$—	$(706,669)

*	Represents the net amount receivable from the counterparty in the event of default.
**	Represents the net amount payable to the counterparty in the event of default.
***	The amount presented here may be less than the total amount of collateral received/pledged as the net amount of derivative assets and liabilities for a counterparty cannot be less than $0.
†

The amount presented here may be less than the total amount shown in the Statements of Assets and Liabilities as some derivatives held by the counterparty are not covered within an MNA or similar agreement.

Such agreements typically permit a single net payment in the event of default, including the bankruptcy or insolvency of the counterparty. The Fund(s) and counterparties may not be permitted to sell, re-pledge, or use the collateral they receive. In the event that cash collateral is restricted for use, the balance will be reflected as restricted cash within the Statement of Assets and Liabilities.

Further details regarding the derivatives and other investments held by the Fund(s) during the period ended June 30, 2023, are discussed below.

Foreign Currency Exchange Transactions

A Fund may enter into foreign currency exchange transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates, or for other, non-hedging purposes.

A Fund may enter into foreign currency exchange transactions, including foreign currency forward contracts. These contracts call for the Fund to deliver in the future an amount of one currency in return for an amount of another currency, at an exchange rate determined at the time the contract is entered into. Forward contracts are private contractual arrangements and a Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. This type of arrangement may require the Fund to post margin. A Fund may also buy and sell options on currencies. When the Fund buys an option, its loss should generally be limited to the amount of the premium paid and any transaction costs. If a Fund sells an option on a currency, it is subject generally to the same risks as if it had entered into a futures contract or forward contract with respect to that currency. A Fund may enter into foreign currency exchange transactions in order to hedge against changes in the values of the assets or liabilities denominated in one or more foreign currencies, or otherwise to increase or reduce a Fund’s exposure to various foreign currencies. The use of foreign currency exchange transactions may create investment leverage.

Whenever a Fund enters into a foreign currency exchange transaction, it is subject to the risk that the value of the transaction will move in a direction unfavorable to it. When the Fund uses the transactions for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. If a Fund enters into foreign currency exchange transactions other than for hedging purposes (for example, seeking to profit from an anticipated change in the values of currencies by creating directional exposures in the portfolio with respect to one or more currencies), it will generally

Notes to Financial Statements (Unaudited) (Continued)

be subject to the same risks, but is less likely to have assets or liabilities that will offset any losses on the transactions. There can be no assurance that a Fund will be able to terminate any foreign currency exchange transaction prior to its maturity in order to limit its loss on the transaction.

Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. Forward foreign currency contracts are valued at the settlement price established through dealers or other market sources on the day which they are traded. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The notional or contractual amounts of these instruments do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risks are considered. For information regarding the accounting treatment of options, see “Options, Rights, and Warrants” below.

A Fund’s current exposure to a counterparty is the unrealized appreciation (depreciation) on the contract.

Futures Contracts

A Fund may seek to manage a variety of different risks, such as interest rate risk, equity price risk, and currency risk, through the use of futures contracts.

Futures Contracts. A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed income security, during a specified future period at a specified price. A Fund may use index futures contracts to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets, including commodities and precious metals. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures contracts may be closed out only on an exchange or board of trade which provides a market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.

Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.

Options on Futures Contracts. If a Fund buys an option on a futures contract, it will have the right to assume a futures contract at a particular price during the course of the option. Its potential loss should generally be limited to the amount of the premium paid and any transaction costs. If a Fund sells an option on a futures contract, it is subject generally to the same risks as if it had entered into a futures contract underlying the option itself.

When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. For information regarding the accounting treatment of options, see “Options, Rights, and Warrants” below.

Notes to Financial Statements (Unaudited) (Continued)

Swap Agreements

Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments or rates, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

Interest Rate Swaps. When a Fund enters into an interest rate swap, it typically agrees to make payments to its counterparty based on a specified long- or short-term interest rate, and will receive payments from its counterparty based on another interest rate. Other forms of interest rate swap agreements include, among others, interest rate caps, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A Fund may enter into an interest rate swap in order, for example, to hedge against the effect of interest rate changes on the value of specific securities in its portfolio, or to adjust the interest rate sensitivity (duration) or the credit exposure of its portfolio overall, or otherwise as a substitute for a direct investment in debt securities.

Total Return Swaps. A Fund also may enter into total return swaps. In a total return swap, one party typically agrees to pay to the other a short-term interest rate in return for a payment at one or more times in the future based on the increase in the value of an underlying security or other asset, or index of securities or assets; if the underlying security, asset, or index declines in value, the party that pays the short-term interest rate must also pay to its counterparty a payment based on the amount of the decline. A Fund may take either side of such a swap, and so may take a long or short position in the underlying security, asset, or index. A Fund may enter into a total return swap to hedge against an exposure in its portfolio — such as interest rate risk (including to adjust the duration or credit quality of a Fund’s bond portfolio), equity risk, or credit risk — or generally to put cash to work efficiently in the markets in anticipation of, or as a replacement for, cash investments. A Fund may also enter into a total return swap to gain exposure to securities or markets in which it might not be able to invest directly (in so-called market access transactions).

Credit Default Swaps. A Fund also may enter into credit default swap transactions, as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, acceleration, default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. If it does own securities of the reference entity, the swap serves as a hedge against a decline in the value of the securities due to the occurrence of a credit event involving the issuer of the securities. If the Fund does not own securities of the reference entity, the credit default swap may be seen to create a short position in the reference entity. If a Fund is a buyer and no credit event occurs, the Fund will typically recover nothing under the swap, but will have had to pay the required upfront payment and stream of continuing payments under the swap. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create a “synthetic” long position.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its position in the swap agreement. In the case of an interest rate swap, the value of the swap may increase or decrease depending on changes in interest rates. In the case of a total return swap, the swap will change in value depending on the change in value of the asset or index on which the swap is written. In the case of a credit default swap, the swap will become more or less valuable depending on the credit of the issuer of the underlying security, and, if a credit event occurs under a swap where the Fund is the

Notes to Financial Statements (Unaudited) (Continued)

seller of credit protection, the Fund could be required to purchase the security at par value, resulting in a significant loss to the Fund. When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

Centrally Cleared Swaps. Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally certain interest rate swaps, certain index swaps, and credit derivatives. In a cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of its original counterparty. The Fund will be required to post amounts (“initial margin”) with the clearinghouse or at the instruction of the clearinghouse. The initial margin required by a clearinghouse may be greater than the initial margin the Fund would be required to post in an uncleared transaction. If cash is deposited as the initial margin, it is shown as collateral on a Fund’s Statement of Assets and Liabilities. Swap agreements are marked to market daily and subsequent payments (“variation margin”) are made or received by a Fund depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on a Fund’s Statement of Assets and Liabilities (“Variation margin on open derivative instruments”) and as a component of net change in unrealized appreciation (depreciation) on a Fund’s Statement of Operations. Only a limited number of transaction types are currently eligible for clearing.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gain or loss on the Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Funds are recorded in the accompanying Statements of Operations as realized gains and losses, respectively.

A Fund’s current exposure to a counterparty is the fair value of the transaction.

Options, Rights, and Warrants

A Fund may purchase and sell put and call options on portfolio securities or an index of securities to enhance investment performance or to protect against changes in market prices. A Fund that invests in debt securities may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio or the credit exposure of the portfolio.

Call Options. A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date in the case of an American-style option or only on the expiration date in the case of a European-style option.

Put Options. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price.

Writing put and call options. A Fund may write call options on a security it owns, in a “directional” strategy hoping to realize a greater current return through the receipt of premiums. In return for the option premium, the Fund takes the risk that it will have to forego any increase in the value of the security over the strike price. When a Fund has written a call option on a security it does not own, its exposure on such an option is theoretically unlimited. A Fund may enter into closing purchase transactions in order to realize a profit or limit a loss on a previously written call option or, in the case of a call option on a security it owns, to free itself to sell the underlying security or to write another call on the security, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction in the case of a call option on a security a Fund owns

Notes to Financial Statements (Unaudited) (Continued)

may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction relating to a call option on a security a Fund owns is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. A Fund may not be able to close out a call option that it has previously written. A Fund may write put options in order to enhance its current return by taking a long directional position as to a security or index of securities. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value. A Fund may terminate a put option that it has written before it expires by entering into a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option. A Fund may not be able to close out a put option that it has previously written.

When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.

Purchasing put and call options. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

Exchange Traded Options. Exchange traded options purchased or sold by a Fund may be traded on a securities or options exchange or market. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price.

OTC Options. OTC options purchased or sold by a Fund are not traded on securities or options exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by the Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration. OTC options are valued using prices supplied by a primary pricing source, selected pursuant to procedures approved by the Trustees.

Rights and Warrants. A Fund may purchase or hold warrants or rights in order to gain exposure to the underlying security without owning the security, including, for example, cases where the Fund hopes to lock in the price today of a security it may wish to purchase in the future. Warrants generally give the holder the right, but not the obligation, to buy a security at a stated price. In

Notes to Financial Statements (Unaudited) (Continued)

order for a warrant to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover any premium and transaction costs. Rights may similarly confer on the holder the right to purchase or acquire securities, including through participation in a so-called rights offering. Bonds may be issued with warrants or other rights attached to purchase or acquire equity or other debt securities, typically of the bond issuer. The market prices of bonds with warrants or rights attached to purchase equity securities or bonds may, to some degree, reflect changes in the values of the underlying securities.

When a Fund purchases or otherwise acquires warrants or other rights, it runs the risk that it will lose its entire investment in the warrants or rights, unless the Fund exercises the warrant or right, acquires the underlying securities, or enters into a closing transaction before expiration. If the price of the underlying security does not rise to an extent sufficient to cover any premium and transaction costs, the Fund will lose part or all of its investment. Any premiums or purchase price paid for warrants or other rights that expire are treated as realized losses. Warrants and similar rights differ from options in that they are typically written by the issuer of the security underlying the warrant or right. Although some warrants and rights may be non-transferable, others may be traded over-the-counter or on an exchange.

Inflation-Linked Securities

Inflation-linked securities are typically fixed income securities whose principal values are periodically adjusted according to a measure of inflation. If the index measuring inflation falls, the principal value of an inflation-linked security will be adjusted downward, and consequently the interest payable on the security (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original principal of the security upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-linked securities. For securities that do not provide a similar guarantee, the adjusted principal value of the security repaid at maturity may be less than the original principal.

Alternatively, the interest rates payable on certain inflation-linked securities may be adjusted according to a measure of inflation. As a result, the principal values of such securities do not adjust according to the rate of inflation, although the interest payable on such securities may decline during times of falling inflation.

The values of inflation-linked securities are expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-linked securities. Inflation-linked securities may cause a potential cash flow mismatch to investors, because an increase in the principal amount of an inflation-linked security will be treated as interest income currently subject to tax at ordinary income rates even though investors will not receive repayment of principal until maturity. If a Fund invests in such securities, it will be required to distribute such interest income in order to qualify for treatment as a regulated investment company and eliminate the Fund-level tax, without a corresponding receipt of cash, and therefore may be required to dispose of portfolio securities at a time when it may not be advantageous to do so in order to make such distributions.

Bank Loans

A Fund may invest in bank loans including, for example, corporate loans, loan participations, direct debt, bank debt, and bridge debt. A Fund may invest in a loan by lending money to a borrower directly as part of a syndicate of lenders. In a syndicated loan, the agent that originated and structured the loan typically administers and enforces the loan on behalf of the syndicate. Failure by the agent to fulfill its obligations may delay or adversely affect receipt of payment by a Fund. A Fund may also invest in loans through novations, assignments, and participation interests. In a novation, a Fund typically assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When a Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If a Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third party and the Fund typically will have a contractual relationship only with the third party loan investor, not with the borrower. As a result, a Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such

Notes to Financial Statements (Unaudited) (Continued)

loan investor of such payments from the borrower. In such cases, a Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third party.

Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. The value of any collateral securing a bank loan may decline after the Fund invests, and there is a risk that the value of the collateral may not be sufficient to cover the amount owed to the Fund.

The Dynamic Bond Fund and High Yield Fund entered into certain bank loan agreements which are unfunded (“commitments”). The Dynamic Bond Fund and High Yield Fund are obligated to fund these commitments at the borrower’s discretion. At June 30, 2023, the Dynamic Bond Fund and High Yield Fund had sufficient cash and/or securities to cover these commitments.

Commitment interest is marked to market daily, and any unrealized appreciation (depreciation) is included in the Statement of Assets and Liabilities and Statement of Operations. At June 30, 2023, the Dynamic Bond Fund and High Yield Fund had the following commitments:

	Borrower	Par	Commitment Amount	Value	Unrealized Appreciation (Depreciation)
Dynamic Bond Fund	Athenahealth Group, Inc. 2022 Delayed Draw Term Loan	$18,727	$18,727	$18,001	$(726)
High Yield Fund	Athenahealth Group, Inc. 2022 Delayed Draw Term Loan	32,822	31,591	31,550	(41)

Certain Funds may receive or pay fees associated with investments in bank loans. These fees are included as miscellaneous bank loan fee income on a Fund’s Statement of Operations. These fees include all income and expenses associated with the processing and maintenance of these types of loans, including but not limited to consent fee income, amendment fees, and closing fees.

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement in a segregated account. Repurchase agreements must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral. Collateral for certain tri-party repurchase agreements is held at the Fund’s custodian or sub-custodian in a segregated account for the benefit of the Fund and the counterparty.

When-Issued, Delayed-Delivery, Forward Commitment, and To-Be-Announced Transactions

A Fund may enter into when-issued, delayed-delivery, forward commitment, or to-be-announced (“TBA”) transactions (collectively, the “Forward Transactions”) in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In Forward Transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. In the case of TBA purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a commitment, with the actual principal amount being within a specified range of the estimate. Although a Fund does not typically pay for the securities in these types of transactions until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. As a result, each of these types of transactions may create investment leverage in a Fund’s portfolio and increase the volatility of the Fund. If a Fund’s counterparty fails to deliver a security purchased in a Forward Transaction, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

Notes to Financial Statements (Unaudited) (Continued)

These securities are valued on the basis of valuations furnished by a pricing service, selected pursuant to procedures approved by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value by MML Advisers. A Fund records on a daily basis the unrealized appreciation (depreciation) based upon changes in the values of these securities. When a Forward Transaction is closed, a Fund records a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.

Dollar Roll Transactions

A Fund may enter into dollar roll transactions, in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date from the same party. A Fund may invest in dollar rolls in order to benefit from anticipated changes in pricing for the mortgage-backed securities during the term of the transaction, or for the purpose of creating investment leverage. In a dollar roll, the securities that are to be purchased will be of the same type as the securities sold, but will be supported by different pools of mortgages.

Dollar rolls involve the risk that the Fund’s counterparty will be unable to deliver the mortgage-backed securities underlying the dollar roll at the fixed time. If the counterparty files for bankruptcy or becomes insolvent, a Fund’s use of the transaction proceeds may be restricted pending a determination by the counterparty or its representative, whether to enforce the Fund’s obligation to repurchase the securities. A Fund can incur a loss on a dollar roll transaction (either because its counterparty fails to perform or because the value of the mortgages subject to the transaction declines) and on the investments made by the Fund with the proceeds of the dollar roll transaction.

A Fund accounts for a dollar roll transaction as a purchase and sale whereby the difference in the sales price and purchase price of the security sold is recorded as a realized gain (loss). If certain criteria are met, these dollar roll transactions may be considered financing transactions, whereby the difference in the sales price and the future purchase price is recorded as an adjustment to interest income. Dollar roll transactions generally have the effect of creating leverage in a Fund’s portfolio.

Securities Lending

Each Fund, other than the U.S. Government Money Market Fund, may lend its securities; however, lending cannot exceed 33% of the total assets of the Fund taken at current value. The Funds’ securities lending activities are governed by a Securities Lending Agency Agreement (“Lending Agreement”) between each Fund and the lending agent (“Agent”). The Lending Agreement authorizes the Agent to lend portfolio securities held by a Fund to approved borrowers (each, a “Borrower”).

Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash (U.S. currency) and/or securities (U.S. Treasury and Agency obligations) adjusted daily to have value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. The Funds bear the risk of loss with respect to the investment of cash collateral. As with other extensions of credit, the Funds may bear the risk of delay in recovery of the loaned securities or even loss of rights in the collateral should the Borrower of the securities fail financially. Pursuant to the Lending Agreement, the Agent has provided indemnification to the Funds in the event of default by a Borrower with respect to a loan. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities. At June 30, 2023, the Funds’ collateral was equal to or greater than 100% of the market value of securities on loan and all of the Funds’ cash collateral was invested in the State Street Navigator Securities Lending Government Money Market Portfolio.

Subject to the terms of the Lending Agreement and the agreement between the Agent and the applicable Borrower (“Borrowing Agreement”), security loans can be terminated by the Agent, the Fund, or the Borrower and the related securities must be returned within the earlier of the customary settlement period for such securities or the period of time specified in the Borrowing Agreement.

Notes to Financial Statements (Unaudited) (Continued)

The Funds employ the Agent to implement their securities lending program and the Agent receives a fee from the Funds for its services. In addition, the Funds may be required to pay a rebate to the Borrower. Accordingly, a Fund’s compensation for lending its securities is reduced by any such fees or rebate paid to the Agent or Borrower, respectively. Income received by the Funds in securities lending transactions during the period ended June 30, 2023, is reflected as securities lending income on the Statement of Operations.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated daily to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of a Fund not directly attributable to the operations of any specific class of shares of the Fund are prorated among the classes to which the expense relates based on relative net assets. In addition, each of the Blend Fund, iShares 60/40 Allocation Fund, and iShares 80/20 Allocation Fund will also incur certain fees and expenses indirectly as a shareholder in the Underlying ETFs. Because the Underlying ETFs have varied expense and fee levels, and the Blend Fund, iShares 60/40 Allocation Fund, and iShares 80/20 Allocation Fund may own different proportions of Underlying ETFs at different times, the amount of fees and expenses indirectly incurred by each of the Blend Fund, iShares 60/40 Allocation Fund, and iShares 80/20 Allocation Fund will vary.

Foreign Securities

The Strategic Emerging Markets Fund invests substantially all of its assets in foreign securities. The other Funds, except for the Blend Fund, iShares 60/40 Allocation Fund, and iShares 80/20 Allocation Fund, may also invest in foreign securities. In addition, certain Underlying ETFs may invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, public health, and diplomatic risks. In addition, fluctuations in currency exchange rates may favorably or unfavorably affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, less stringent investor protection and disclosure standards,

Notes to Financial Statements (Unaudited) (Continued)

less reliable settlement practices, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater volatility in currency exchange rates, and are more susceptible to environmental problems.

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

Dividends and Distributions to Shareholders

Dividends from net investment income are either declared daily and paid monthly or declared and paid annually depending on the requirements of each Fund. Dividends from net investment income may also be distributed at other times throughout the year as required to satisfy tax or regulatory requirements. Distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3.	Investment Advisory Fees and Other Transactions

Investment Advisory Fees and Investment Subadvisers

MML Advisers, a wholly-owned subsidiary of MassMutual, serves as investment adviser to each Fund. Under the investment advisory agreements between MML Advisers and the Trust on behalf of each Fund, MML Advisers is responsible for providing investment management services for each Fund. In return for these services, MML Advisers receives investment advisory fees, based upon each Fund’s average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

Fund	Investment Advisory Fee
Blend Fund	0.50% on the first $100 million;
0.45% on the next $200 million;
0.40% on the next $200 million; and
0.35% on any excess over $500 million
Dynamic Bond Fund	0.40% on the first $1 billion; and
0.35% on any excess over $1 billion
Equity Fund	0.50% on the first $100 million;
0.45% on the next $200 million;
0.40% on the next $200 million; and
0.35% on any excess over $500 million
Equity Rotation Fund	0.45% on the first $500 million; and
0.40% on any excess over $500 million
High Yield Fund	0.60% on the first $300 million; and
0.575% on any excess over $300 million

Notes to Financial Statements (Unaudited) (Continued)

Fund	Investment Advisory Fee
Inflation-Protected and Income Fund	0.60% on the first $100 million;
0.55% on the next $200 million;
0.50% on the next $200 million; and
0.45% on any excess over $500 million
iShares 60/40 Allocation Fund	0.30% on the first $2 billion; and
0.28% on any excess over $2 billion
iShares 80/20 Allocation Fund	0.30% on the first $2 billion; and
0.28% on any excess over $2 billion
Managed Bond Fund	0.50% on the first $100 million;
0.45% on the next $200 million;
0.40% on the next $200 million; and
0.35% on any excess over $500 million
Short-Duration Bond Fund	0.35% on the first $300 million; and
0.30% on any excess over $300 million
Small Cap Equity Fund	0.65% on the first $100 million;
0.60% on the next $100 million;
0.55% on the next $300 million; and
0.50% on any excess over $500 million
Strategic Emerging Markets Fund	1.00% on the first $500 million; and
0.95% on any excess over $500 million
U.S. Government Money Market Fund	0.50% on the first $100 million;
0.45% on the next $200 million;
0.40% on the next $200 million; and
0.35% on any excess over $500 million

MML Advisers has entered into investment subadvisory agreements with Barings LLC (“Barings”), a wholly-owned subsidiary of MM Asset Management Holding LLC, itself a wholly-owned subsidiary of MassMutual Holding LLC, a controlled subsidiary of MassMutual, on behalf of certain Funds. These agreements provide that Barings manage the investment and reinvestment of assets of these Funds. Barings receives a subadvisory fee from MML Advisers, based upon each Fund’s average daily net assets, at the following annual rates:

High Yield Fund*	0.20%
Inflation-Protected and Income Fund*	0.08%
Managed Bond Fund*	0.10%
Short-Duration Bond Fund*	0.08%
U.S. Government Money Market Fund	0.05%

*	Baring International Investment Limited (“BIIL”) serves as a sub-subadviser to the Fund. BIIL does not receive a fee from Barings under the sub-subadvisory agreement with Barings.

Notes to Financial Statements (Unaudited) (Continued)

MML Advisers has also entered into investment subadvisory agreements for certain Funds with the unaffiliated investment subadviser(s) shown in the following table. MML Advisers pays a subadvisory fee to each of these subadvisers based upon the aggregate net assets under management which include (1) the average daily net assets of the specified Fund which it manages, and, if applicable, (2) the average daily net assets of other Funds or accounts of MML Advisers or its affiliates for which the subadviser provides subadvisory services.

Blend Fund	BlackRock Investment Management, LLC
Dynamic Bond Fund	Western Asset Management Company, LLC; and Western Asset Management Company Limited
Equity Fund	Brandywine Global Investment Management, LLC; and
T. Rowe Price Associates, Inc.
Equity Rotation Fund*	Invesco Advisers, Inc.
iShares 60/40 Allocation Fund	BlackRock Investment Management, LLC
iShares 80/20 Allocation Fund	BlackRock Investment Management, LLC
Small Cap Equity Fund	Invesco Advisers, Inc.
Strategic Emerging Markets Fund	Invesco Advisers, Inc.

*	Invesco Capital Management LLC serves as a sub-subadviser of the Fund.

The applicable Funds’ subadvisory fees are paid monthly by MML Advisers out of the investment advisory fees previously disclosed above.

Administration Fees

For the Funds noted below, under a separate Administrative and Shareholder Services Agreement between the Trust and MML Advisers, on behalf of each Fund, MML Advisers is obligated to provide administrative and shareholder services and bear some of the Fund specific administrative expenses. In return for these services, MML Advisers receives an administrative services fee, based upon the average daily net assets of the applicable class of shares of the Funds, at the following annual rates:

	Class II	Service Class I
Dynamic Bond Fund	0.15%	0.15%
Equity Rotation Fund	0.15%	0.15%
High Yield Fund	0.15%	0.15%
iShares 60/40 Allocation Fund	0.15%	0.15%
iShares 80/20 Allocation Fund	0.15%	0.15%
Short-Duration Bond Fund	0.15%	0.15%
Strategic Emerging Markets Fund	0.15%	0.15%

Distribution and Service Fees

MML Distributors, LLC (the “Distributor”) acts as distributor to the Funds. Pursuant to a Distribution and Services Plan adopted by the Funds pursuant to Rule 12b-1 under the 1940 Act, Service Class shares and Service Class I shares of the Funds pay an annual fee of 0.25% of the average daily net asset value of Service Class shares and Service Class I shares. This fee, or a portion thereof, is paid to: (i) the Distributor for services provided and expenses incurred by it in connection with the distribution of Service Class shares or Service Class I shares, as applicable, of each Fund; and/or (ii) MassMutual for services provided and expenses incurred by it for purposes of maintaining or providing personal services to Service Class and Service Class I shareholders. The Distributor is a wholly-owned subsidiary of MassMutual.

Notes to Financial Statements (Unaudited) (Continued)

Expense Caps and Waivers

MML Advisers has agreed to cap the fees and expenses of the Fund noted below (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses#, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) based upon the average daily net assets of the applicable class of shares of the Fund, as follows:

	Class II	Service Class I
Dynamic Bond Fund*	0.57%	0.82%

#	Acquired Fund Fees and Expenses are expenses borne indirectly by a Fund through investments in other pooled investment vehicles.
*	Expense caps in effect through April 30, 2024.

MML Advisers has agreed to cap the fees and expenses of the Fund noted below (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses#, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) based upon the average daily net assets of the applicable class of shares of the Fund, as follows:

	Initial Class	Service Class
Inflation-Protected and Income Fund*	0.60%	0.85%

#	Acquired Fund Fees and Expenses are expenses borne indirectly by a Fund through investments in other pooled investment vehicles.
*	Expense caps in effect through April 30, 2024.

MML Advisers has agreed to cap the fees and expenses of the Funds noted below (other than extraordinary legal and other expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) based upon the average daily net assets of the applicable class of shares of the Funds, as follows:

	Class II	Service Class I
iShares 60/40 Allocation Fund*	0.50%	0.75%
iShares 80/20 Allocation Fund*	0.50%	0.75%

*	Expense caps in effect through April 30, 2024.

MML Advisers has agreed to cap the fees and expenses of the Fund noted below (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses#, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) based upon the average daily net assets of the applicable class of shares of the Fund, as follows:

	Class II	Service Class I
Strategic Emerging Markets Fund*	1.25%	1.50%

#	Acquired Fund Fees and Expenses are expenses borne indirectly by a Fund through investments in other pooled investment vehicles.
*	Expense caps in effect through April 30, 2024.

Notes to Financial Statements (Unaudited) (Continued)

MML Advisers has agreed to waive 0.02% of the investment advisory fee of the Dynamic Bond Fund through April 30, 2024.

MML Advisers has agreed to waive 0.05% of the investment advisory fee of the Equity Rotation Fund through April 30, 2024.

MML Advisers has agreed to waive 0.04% of the investment advisory fee of the High Yield Fund through April 30, 2024.

MML Advisers has agreed to voluntarily waive some or all of its investment advisory fees and, if necessary, reimburse some or all of the U.S. Government Money Market Fund’s other expenses, in an attempt to allow the Initial Class shares of the Fund to maintain a 1-day yield of at least approximately 0.00%. MML Advisers may amend or discontinue this waiver at any time without advance notice.

Expense caps and waiver amounts are reflected as a reduction of expenses on the Statements of Operations.

Rebated Brokerage Commissions

The Funds listed below have entered into agreements with certain brokers whereby the brokers will rebate to the Funds, in cash, a portion of brokerage commissions. Rebated brokerage commissions are amounts earned by the Funds and are included with realized gain or loss on investment transactions presented in the Statements of Operations. For the period ended June 30, 2023, brokerage commissions rebated under these agreements were as follows:

Rebated Commissions
Equity Fund	$2,162
Small Cap Equity Fund	2,065
Strategic Emerging Markets Fund	125

Deferred Compensation

Trustees of the Funds who are not officers or employees of MassMutual may elect to defer receipt of their annual fees in accordance with terms of a Non-Qualified Deferred Compensation Plan. Amounts deferred shall accrue interest or earnings and shall be recorded on the Funds’ books as other liabilities. Deferred compensation is included within Trustees’ fees and expenses in the Statements of Assets and Liabilities.

Other

Certain officers and trustees of the Funds may also be employees of MassMutual. The compensation of a trustee who is not an employee of MassMutual is borne by the Funds.

4.	Purchases and Sales of Investments

Cost of purchases and proceeds from sales of investment securities (excluding short-term investments) for the period ended June 30, 2023, were as follows:

	Purchases		Sales
	Long-Term U.S. Government Securities	Other Long- Term Securities	Long-Term U.S. Government Securities	Other Long- Term Securities
Blend Fund	$—	$21,015,258	$—	$48,261,366
Dynamic Bond Fund	232,926,738	9,548,513	237,213,945	20,734,283
Equity Fund	—	196,411,676	—	222,754,877

Notes to Financial Statements (Unaudited) (Continued)

	Purchases		Sales
Equity Rotation Fund	$—	$66,683,734	$—	$66,445,186
High Yield Fund	—	7,837,806	—	15,498,436
Inflation-Protected and Income Fund	56,420,365	18,793,435	66,918,070	26,731,101
iShares 60/40 Allocation Fund	—	4,181,208	—	334,667
iShares 80/20 Allocation Fund	—	10,625,894	—	2,117,397
Managed Bond Fund	700,089,471	86,915,014	742,148,200	119,138,479
Short-Duration Bond Fund	—	10,384,483	34,705	17,266,406
Small Cap Equity Fund	—	30,829,244	—	32,884,036
Strategic Emerging Markets Fund	—	7,573,294	—	12,949,846

The Funds may purchase from, or sell securities to, other affiliated Funds under procedures adopted by the Trustees. These procedures have been designed to ensure that cross trades conducted by the Funds comply with Rule 17a-7 under the 1940 Act. The cross trades disclosed in the table below are included within the respective purchases and sales amounts shown in the table above, as applicable.

	Purchases	Sales	Realized Gains/ Losses
Equity Fund	$—	$434,480	$75,775
Small Cap Equity Fund	—	632,056	366,348

5. Capital Share Transactions

Changes in shares outstanding for each Fund were as follows:

	Six Months Ended June 30, 2023		Year Ended December 31, 2022
	Shares	Amount	Shares	Amount
Blend Fund Initial Class
Sold	214,910	$3,775,145	413,895	$7,595,157
Issued as reinvestment of dividends	—	—	924,158	16,406,451
Redeemed	(1,645,783)	(29,114,392)	(3,420,951)	(62,167,555)
Net increase (decrease)	(1,430,873)	$(25,339,247)	(2,082,898)	$(38,165,947)
Blend Fund Service Class
Sold	276,246	$4,822,444	796,956	$14,877,306
Issued as reinvestment of dividends	—	—	320,969	5,658,892
Redeemed	(603,128)	(10,563,638)	(1,291,832)	(22,781,897)
Net increase (decrease)	(326,882)	$(5,741,194)	(173,907)	$(2,245,699)
Dynamic Bond Fund Class II
Sold	904,156	$7,755,558	413,305	$3,764,194
Issued as reinvestment of dividends	—	—	1,071,670	9,323,527
Redeemed	(2,415,737)	(20,751,322)	(4,464,133)	(40,168,430)
Net increase (decrease)	(1,511,581)	$(12,995,764)	(2,979,158)	$(27,080,709)
Dynamic Bond Fund Service Class I
Sold	139,362	$1,190,277	182,639	$1,609,351
Issued as reinvestment of dividends	—	—	51,438	445,452
Redeemed	(139,787)	(1,193,393)	(152,018)	(1,337,379)
Net increase (decrease)	(425)	$(3,116)	82,059	$717,424

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2023		Year Ended December 31, 2022
	Shares	Amount	Shares	Amount
Equity Fund Initial Class
Sold	192,148	$5,146,345	454,545	$13,017,612
Issued as reinvestment of dividends	—	—	3,501,111	92,352,834
Redeemed	(1,338,862)	(35,786,389)	(2,392,894)	(68,735,444)
Net increase (decrease)	(1,146,714)	$(30,640,044)	1,562,762	$36,635,002
Equity Fund Service Class
Sold	84,904	$2,235,831	129,630	$3,689,535
Issued as reinvestment of dividends	—	—	438,673	11,352,115
Redeemed	(385,956)	(10,108,364)	(574,345)	(16,216,400)
Net increase (decrease)	(301,052)	$(7,872,533)	(6,042)	$(1,174,750)
Equity Rotation Fund Class II
Sold	—	$—	—	$—
Issued as reinvestment of dividends	—	—	476,072	5,065,396
Redeemed	—	—	—	—
Net increase (decrease)	—	$—	476,072	$5,065,396
Equity Rotation Fund Service Class I
Sold	17,917	$200,223	15,270	$174,566
Issued as reinvestment of dividends	—	—	23,247	245,021
Redeemed	(22,757)	(257,630)	(37,198)	(440,874)
Net increase (decrease)	(4,840)	$(57,407)	1,319	$(21,287)
High Yield Fund Class II
Sold	10,736	$91,044	43,206	$388,628
Issued as reinvestment of dividends	—	—	175,067	1,463,558
Redeemed	(765,429)	(6,476,005)	(754,126)	(6,588,447)
Net increase (decrease)	(754,693)	$(6,384,961)	(535,853)	$(4,736,261)
High Yield Fund Service Class I
Sold	212,203	$1,776,103	415,813	$3,781,894
Issued as reinvestment of dividends	—	—	399,069	3,304,293
Redeemed	(474,107)	(3,964,183)	(1,016,750)	(9,064,658)
Net increase (decrease)	(261,904)	$(2,188,080)	(201,868)	$(1,978,471)
Inflation-Protected and Income Fund Initial Class
Sold	991,127	$8,769,529	553,744	$5,503,615
Issued as reinvestment of dividends	—	—	2,003,503	18,612,540
Redeemed	(1,937,844)	(17,239,598)	(5,629,099)	(56,408,729)
Net increase (decrease)	(946,717)	$(8,470,069)	(3,071,852)	$(32,292,574)
Inflation-Protected and Income Fund Service Class
Sold	197,429	$1,744,525	833,517	$8,368,273
Issued as reinvestment of dividends	—	—	518,191	4,772,542
Redeemed	(379,260)	(3,346,165)	(1,137,204)	(11,080,559)
Net increase (decrease)	(181,831)	$(1,601,640)	214,504	$2,060,256
iShares 60/40 Allocation Fund Class II*
Sold	—	$—	2,490,000	$24,900,000
Issued as reinvestment of dividends	—	—	41,943	368,682
Redeemed	—	—	—	—
Net increase (decrease)	—	$—	2,531,943	$25,268,682
iShares 60/40 Allocation Fund Service Class I*
Sold	402,477	$3,704,672	663,011	$6,146,502
Issued as reinvestment of dividends	—	—	9,060	79,543
Redeemed	(9,807)	(88,088)	(73,877)	(687,112)
Net increase (decrease)	392,670	$3,616,584	598,194	$5,538,933

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2023		Year Ended December 31, 2022
	Shares	Amount	Shares	Amount
iShares 80/20 Allocation Fund Class II*
Sold	18	$167	2,490,000	$24,900,000
Issued as reinvestment of dividends	—	—	38,549	333,448
Redeemed	—	—	—	—
Net increase (decrease)	18	$167	2,528,549	$25,233,448
iShares 80/20 Allocation Fund Service Class I*
Sold	1,147,146	$10,391,337	2,289,567	$20,872,743
Issued as reinvestment of dividends	—	—	29,577	255,844
Redeemed	(244,895)	(2,216,608)	(128,144)	(1,138,800)
Net increase (decrease)	902,251	$8,174,729	2,191,000	$19,989,787
Managed Bond Fund Initial Class
Sold	1,209,824	$13,085,784	3,350,811	$36,390,359
Issued as reinvestment of dividends	—	—	2,275,431	25,107,989
Redeemed	(8,015,294)	(87,072,196)	(10,585,519)	(122,355,780)
Net increase (decrease)	(6,805,470)	$(73,986,412)	(4,959,277)	$(60,857,432)
Managed Bond Fund Service Class
Sold	640,352	$6,884,690	560,341	$6,453,682
Issued as reinvestment of dividends	—	—	730,320	8,029,901
Redeemed	(1,748,706)	(18,882,877)	(3,770,398)	(42,886,006)
Net increase (decrease)	(1,108,354)	$(11,998,187)	(2,479,737)	$(28,402,423)
Short-Duration Bond Fund Class II
Sold	54,638	$481,805	276,258	$2,497,738
Issued as reinvestment of dividends	—	—	420,867	3,657,335
Redeemed	(1,085,328)	(9,556,274)	(2,982,282)	(26,689,472)
Net increase (decrease)	(1,030,690)	$(9,074,469)	(2,285,157)	$(20,534,399)
Short-Duration Bond Fund Service Class I
Sold	235,113	$2,063,301	715,271	$6,435,357
Issued as reinvestment of dividends	—	—	116,624	1,009,962
Redeemed	(412,895)	(3,618,166)	(1,000,651)	(8,982,630)
Net increase (decrease)	(177,782)	$(1,554,865)	(168,756)	$(1,537,311)
Small Cap Equity Fund Initial Class
Sold	181,001	$1,762,068	305,895	$3,213,709
Issued as reinvestment of dividends	—	—	1,247,302	12,251,160
Redeemed	(453,890)	(4,441,774)	(1,050,503)	(11,078,528)
Net increase (decrease)	(272,889)	$(2,679,706)	502,694	$4,386,341
Small Cap Equity Fund Service Class
Sold	89,904	$847,917	180,761	$1,768,095
Issued as reinvestment of dividends	—	—	329,524	3,153,530
Redeemed	(211,520)	(2,019,944)	(357,752)	(3,616,982)
Net increase (decrease)	(121,616)	$(1,172,027)	152,533	$1,304,643
Strategic Emerging Markets Fund Class II
Sold	21,541	$114,029	806,134	$6,633,916
Issued as reinvestment of dividends	—	—	3,045,936	14,864,169
Redeemed	(921,757)	(4,838,263)	(1,083,784)	(7,379,284)
Net increase (decrease)	(900,216)	$(4,724,234)	2,768,286	$14,118,801
Strategic Emerging Markets Fund Service Class I
Sold	117,426	$612,023	244,939	$1,720,127
Issued as reinvestment of dividends	—	—	948,551	4,619,444
Redeemed	(254,588)	(1,326,214)	(314,578)	(1,927,646)
Net increase (decrease)	(137,162)	$(714,191)	878,912	$4,411,925

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2023		Year Ended December 31, 2022
	Shares	Amount	Shares	Amount
U.S. Government Money Market Fund Initial Class
Sold	64,664,619	$64,664,619	179,538,054	$179,538,054
Issued as reinvestment of dividends	4,959,872	4,959,872	2,489,672	2,489,672
Redeemed	(94,149,802)	(94,149,802)	(115,852,791)	(115,852,791)
Net increase (decrease)	(24,525,311)	$(24,525,311)	66,174,935	$66,174,935

*	Fund commenced operations on February 11, 2022.

6. Federal Income Tax Information

At June 30, 2023, the aggregate cost of investments and the unrealized appreciation (depreciation) in the value of all investments owned by the Fund(s), as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Blend Fund	$646,808,056	$70,904,195	$(44,927,341)	$25,976,854
Dynamic Bond Fund	251,458,835	2,105,697	(22,626,906)	(20,521,209)
Equity Fund	655,286,694	151,355,041	(15,409,386)	135,945,655
Equity Rotation Fund	47,807,770	3,900,591	(381,179)	3,519,412
High Yield Fund	59,925,234	371,919	(5,304,618)	(4,932,699)
Inflation-Protected and Income Fund	202,840,971	176,001	(8,720,100)	(8,544,099)
iShares 60/40 Allocation Fund	34,453,190	98,492	(1,391,795)	(1,293,303)
iShares 80/20 Allocation Fund	53,518,747	1,020,209	(829,793)	190,416
Managed Bond Fund	833,003,818	1,358,584	(81,600,924)	(80,242,340)
Short-Duration Bond Fund	133,424,446	132,107	(10,297,699)	(10,165,592)
Small Cap Equity Fund	86,790,424	38,675,691	(4,308,789)	34,366,902
Strategic Emerging Markets Fund	45,612,090	5,597,344	(2,511,275)	3,086,069

Note: The aggregate cost for investments for the U.S. Government Money Market Fund at June 30, 2023, is the same for financial reporting and U.S. federal income tax purposes.

Net capital loss carryforwards may be applied against any net realized taxable gains in succeeding years, subject to the carryforward period limitations, where applicable. Capital losses may be carried forward indefinitely, and retain the character of the original loss.

Notes to Financial Statements (Unaudited) (Continued)

At December 31, 2022, the following Fund(s) had accumulated capital loss carryforwards:

	Short Term Capital Loss Carryforward	Long Term Capital Loss Carryforward
Blend Fund	$—	$726,963
Dynamic Bond Fund	11,899,539	17,316,077
Equity Rotation Fund	3,997,163	—
High Yield Fund	659,332	11,543,619
Inflation-Protected and Income Fund	14,695,832	1,915,063
iShares 60/40 Allocation Fund	46,713	—
Managed Bond Fund	24,837,797	28,940,378
Short-Duration Bond Fund	6,406,514	7,872,875
Small Cap Equity Fund	2,718,350	652,871
Strategic Emerging Markets Fund	3,255,407	4,057,603

Generally accepted accounting principles in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital.

The tax character of distributions (including capital gain dividends, if any, designated pursuant to Section 852 of the Code) paid during the year ended December 31, 2022, was as follows:

	Ordinary Income	Long Term Capital Gain	Return of Capital
Blend Fund	$16,279,721	$5,785,622	$—
Dynamic Bond Fund	9,768,979	—	—
Equity Fund	26,709,199	76,995,750	—
Equity Rotation Fund	2,518,956	2,791,461	—
High Yield Fund	4,767,851	—	—
Inflation-Protected and Income Fund	22,108,312	1,276,770	—
iShares 60/40 Allocation Fund	421,437	—	26,788
iShares 80/20 Allocation Fund	531,668	—	57,624
Managed Bond Fund	24,664,423	8,473,467	—
Short-Duration Bond Fund	4,667,297	—	—
Small Cap Equity Fund	2,936,650	12,468,040	—
Strategic Emerging Markets Fund	1,715,405	17,768,208	—
U.S. Government Money Market Fund	2,489,674	—	—

The following Fund(s) have elected to pass through the foreign tax credit for the year ended December 31, 2022:

Amount
iShares 60/40 Allocation Fund	$11,054
iShares 80/20 Allocation Fund	20,915
Strategic Emerging Markets Fund	119,577

Capital accounts within the financial statements are periodically adjusted for permanent differences between book and tax accounting. These adjustments have no impact on net assets or the results of operations. Temporary book and tax accounting differences will reverse in subsequent periods. At December 31, 2022, temporary book and tax accounting differences were primarily attributable to the deferral of wash sale losses, deferred Trustee compensation, and other temporary basis adjustments.

Notes to Financial Statements (Unaudited) (Continued)

At December 31, 2022, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gain (Capital Loss Carryover)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total
Blend Fund	$10,670,229	$(726,963)	$(171,854)	$(34,760,246)	$(24,988,834)
Dynamic Bond Fund	9,509,217	(29,215,616)	(33,066)	(27,338,831)	(47,078,296)
Equity Fund	16,677,179	63,127,947	(212,711)	120,098,034	199,690,449
Equity Rotation Fund	513,085	(3,997,163)	(2,451)	(908,748)	(4,395,277)
High Yield Fund	3,452,000	(12,202,951)	(18,091)	(8,382,831)	(17,151,873)
Inflation-Protected and Income Fund	8,875,145	(16,610,895)	(73,289)	(24,272,342)	(32,081,381)
iShares 60/40 Allocation Fund	—	(46,713)	—	(3,693,375)	(3,740,088)
iShares 80/20 Allocation Fund	—	—	—	(4,859,072)	(4,859,072)
Managed Bond Fund	26,477,204	(53,778,175)	(209,217)	(108,927,660)	(136,437,848)
Short-Duration Bond Fund	4,402,804	(14,279,389)	(30,703)	(13,294,897)	(23,202,185)
Small Cap Equity Fund	614,082	(3,371,221)	(27,222)	32,316,915	29,532,554
Strategic Emerging Markets Fund	37,976	(7,313,010)	(12,952)	(6,340,184)	(13,628,170)
U.S. Government Money Market Fund	743	—	(44,090)	—	(43,347)

The Funds did not have any unrecognized tax benefits at June 30, 2023, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. During the period ended June 30, 2023, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years, or the returns filed to date for Funds in existence less than three years. Foreign taxes are provided for based on the Funds’ understanding of the tax rules and rates that exist in the foreign markets in which they invest.

7. Indemnifications

Under the Funds’ organizational documents, current and former Trustees and Officers are provided with specified rights to indemnification against liabilities arising in connection with the performance of their duties to the Funds, and shareholders are indemnified against personal liability for obligations of the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

8. New Accounting Pronouncements

In June 2022, FASB issued Accounting Standards Update 2022-03 — Fair Value Measurement (Topic 820) — Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies the guidance in Topic 820 to indicate that a contractual sale restriction should not be considered in the fair value of an equity security subject to such a restriction, and requires entities with investments in equity securities subject to contractual sale restrictions to disclose certain qualitative and quantitative information about such securities. ASU 2022-03 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. ASU 2022-03 will only be applicable to an equity security in which the contractual arrangement that restricts its sale is executed or modified on or after the adoption date. Management is currently evaluating the impact of applying this update.

Notes to Financial Statements (Unaudited) (Continued)

9. Coronavirus (COVID-19) Pandemic

The global pandemic outbreak of the novel coronavirus known as COVID-19 and efforts to contain its spread have produced, and may continue to produce, substantial market volatility, severe market dislocations and liquidity constraints in many markets, exchange trading suspensions and closures, higher default rates, and global business disruption, and they may result in future significant adverse effects. Such factors, and the effects of other infectious illness outbreaks, epidemics, or pandemics, may have a significant adverse effect on a Fund’s performance and have the potential to impair the ability of a Fund’s investment adviser, subadviser, or other service providers to serve the Fund and could lead to disruptions that negatively impact the Fund.

10. Russia-Ukraine War

In February 2022, Russia commenced a large-scale military attack on Ukraine. The outbreak of hostilities between the two countries could result in more widespread conflict and could have a severe adverse effect on the regional and the global financial markets and economies. One or more of the Funds hold positions in securities or other instruments that are economically tied to Russia. Investments in Russia are subject to political, economic, legal, market, and currency risks, as well as the risks related to the economic sanctions on Russia, Russian individuals, and Russian corporate and banking entities imposed by the United States, other countries, and certain international organizations. Such sanctions — which affect companies in many sectors, including energy, financial services, and defense, among others — could adversely affect the global energy and financial markets and, thus, could affect the value of a Fund’s investments, even beyond any direct exposure the Fund may have to Russian issuers or the adjoining geographic regions. These sanctions and any other intergovernmental actions (including retaliatory actions by the Russian government) may also result in a decline in the value and liquidity of Russian securities and a weakening of the ruble, and will impair a Fund’s ability to buy, sell, receive, or deliver Russian securities. In addition, certain transactions have been or may be prohibited and/or existing investments have or may become illiquid (e.g., because transacting in certain existing investments is prohibited), which could cause a Fund to sell other portfolio holdings at a disadvantageous time or price in order to meet shareholder redemptions.

Other Information (Unaudited)

Proxy Voting

A description of the policies and procedures that each Fund’s investment adviser and subadvisers use to vote proxies relating to the Fund’s portfolio securities is available, without charge, upon request, by calling 1-888-309-3539, and on the SEC’s EDGAR database on its website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, upon request, on the MassMutual website at https://www.massmutual.com/funds and on the SEC’s EDGAR database on its website at http://www.sec.gov.

Monthly Reporting

The U.S. Government Money Market Fund files its complete schedule of portfolio holdings with the SEC monthly on Form N-MFP. The U.S. Government Money Market Fund’s reports on Form N-MFP are available on the SEC’s EDGAR database on its website at http://www.sec.gov. In addition, the U.S. Government Money Market Fund makes portfolio holdings information available to shareholders at https://www.massmutual.com/funds.

Quarterly Reporting

The Funds, except for the U.S. Government Money Market Fund, file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s EDGAR database on its website at http://www.sec.gov. In addition, the Funds make the complete schedule of portfolio holdings from their filings on Form N-PORT available to shareholders at https://www.massmutual.com/funds.

Liquidity Risk Management Program

In 2016, the SEC adopted Rule 22e-4 under the 1940 Act (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of fund shareholders. Pursuant to the Liquidity Rule, the Funds have established and maintain a Liquidity Risk Management Program (the “Program”) that incorporates the requirements of the Liquidity Rule. The Program is administered by MML Advisers, which has established a Liquidity Risk Management Program Committee (the “Committee”) to oversee the required management, assessments, reviews, and reports for the Program.

The Program’s principal objectives include supporting each Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations in a timely manner. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Fund’s liquidity and the periodic classification of the Fund’s investments into groupings that reflect MML Advisers’ assessment of their relative liquidity under current market conditions.

At a meeting of the Board held on March 21, 2023, the Trustees received a report prepared by the Committee regarding the operation and effectiveness of the Program for the period January 1, 2022 through December 31, 2022. In the report, the Committee concluded that the Program proved to be adequately designed to address the Funds’ liquidity risks and operated effectively.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Trustees’ Approval of Investment Advisory Contracts

At their meetings in May and June 2023, the Contract Committee (the “Committee”) and the Trustees, including the Trustees who are not “interested persons” (as such term is defined in the 1940 Act) of the Trust, MML Advisers, or the subadvisers (the “Independent Trustees”), re-approved the existing advisory and subadvisory agreements (collectively, the “Contracts”) for each of the Blend Fund, Dynamic Bond Fund, Equity Fund, Equity Rotation Fund, High Yield Fund, Inflation-Protected and Income

Other Information (Unaudited) (Continued)

Fund, iShares 60/40 Allocation Fund, iShares 80/20 Allocation Fund, Managed Bond Fund, Short-Duration Bond Fund, Small Cap Equity Fund, Strategic Emerging Markets Fund, and U.S. Government Money Market Fund, as applicable. In preparation for the meetings, the Trustees requested, and MML Advisers and the subadvisers provided in advance, certain materials relevant to the consideration of the Contracts (the “Meeting Materials”). In all of their deliberations, the Trustees were advised by independent counsel.

The Committee received in advance of the meetings (i) a memorandum from MML Advisers discussing the nature and quality of the services it provides as investment adviser to the Funds; (ii) a profitability analysis prepared by MML Advisers; and (iii) a fee and performance study report (the “Third-Party Report”) with respect to each Fund prepared by an independent third-party vendor (the “Third-Party”). The Third-Party Report provided detailed comparative advisory fee, total expense, and performance information for each Fund to assist the Committee in its evaluation of the Contracts. The Committee also considered information presented to it throughout the year regarding MML Advisers and each of the subadvisers.

The Committee considered the nature, scope, and quality of services MML Advisers provides to the Funds, including: (i) the financial condition, stability, and business strategy of MML Advisers; (ii) the capabilities of MML Advisers with respect to regulatory compliance and its ability to monitor compliance with the investment policies of the Funds; (iii) MML Advisers’ ability to provide investment oversight and provide for administrative and shareholder services to the Funds; and (iv) the experience and qualifications of the personnel of MML Advisers that perform, or oversee the performance of, the services provided to the Funds, and the needs of the Funds for administrative and shareholder services. The Committee noted that it had received in the Meeting Materials or during the course of the past year: (i) detailed information regarding MML Advisers’ ability to provide investment oversight and provide for administrative and shareholder services to the Funds; and (ii) a wide range of information about the subadvisers and their personnel with responsibility for providing services to the Funds, as applicable, and the fees payable to each subadviser by MML Advisers. MML Advisers reviewed with the Committee in detail the work MML Advisers does in its oversight roles, the expertise it brings to these roles, the size of its teams, and the financial commitment it has made to provide those services.

The Committee then reviewed and considered, for each Fund separately, the detailed information presented in the Third-Party Report regarding: (i) Fund expenses, including, among other things, both the Fund’s net advisory fee and total net expense ratio against peer funds; and (ii) the Fund’s relative performance (over various time periods against funds in its “category” and a benchmark index). In connection with the Committee’s review, MML Advisers provided commentary and analysis regarding each Fund’s expenses and performance and a recommendation as to the action to be taken by the Committee. Throughout the discussion, MML Advisers responded to Committee members’ questions and provided additional information concerning each Fund.

The Committee reviewed the expense and performance information for each Fund. (References to any performance periods are to periods ended December 31, 2022, except as otherwise noted. In all cases, the comparative expense information is that of a Fund’s “peer group” and the comparative performance information is that of a Fund’s “performance category.”)

The Committee considered that the majority of the Funds had total net expense ratios at or below the medians of their peer groups, or in the top three comparative quintiles of their peer groups. Those Funds include the Short Duration Bond Fund, Managed Bond Fund, Dynamic Bond Fund, Inflation-Protected and Income Fund, Equity Fund, Small Cap Equity Fund, Blend Fund, and each of the iShares Allocation Funds. Of those Funds, all had net advisory fees at or below the medians of their peer groups except the Blend Fund and Inflation-Protected and Income Fund. The Committee considered MML Advisers’ statement that the advisory arrangements for each of those Funds require MML Advisers to bear shareholder servicing expenses having the effect of increasing the Fund’s net advisory fees above the rates that would otherwise prevail, and that the shareholder services in question are the same as the services required under any separate shareholder servicing agreement relating to other Funds in the Trust and the MML Series Investment Fund. The Committee considered MML Advisers’ statement that, if the net advisory fees for those Funds were reduced by the portion of the fees attributable to administrative services (which include shareholder services), the net advisory fee might, in the case of the Inflation-Protected and Income Fund, be expected to be less than the applicable peer group median. As to the Blend Fund, the Committee considered MML Advisers’ statement that, although the

Other Information (Unaudited) (Continued)

Fund’s net advisory fee would still be above the peer group median, it considered the fee acceptable both in light of the first-quintile total net expense ratio of the Fund and the generally favorable investment performance of the Fund in both the short- and long- term periods.

In the case of certain of the Funds, the Committee noted that the Fund’s net advisory fees were at or below the medians of their peer group, although the Funds’ total net expense ratios were higher than the 60th comparative percentiles of their peer groups. The Committee considered MML Advisers’ statements that the relatively high total net expense ratios were affected by a Fund’s relatively small scale, in the case of the Strategic Emerging Markets Fund, High Yield Fund, and Equity Rotation Fund.

The Committee noted that the U.S. Government Money Market Fund had both a total net expense ratio and net advisory fee above the 60th comparative percentile of its peer group. The Committee considered MML Advisers’ statement that, if the net advisory fee for the Fund was reduced by the portion of the fees attributable to administrative services (which include shareholder services), the net advisory fee paid by the Fund would be less than its peer group median. The Committee also determined that the absolute difference between the Fund’s total net expense ratio and its peer group median was not otherwise so high as to prevent the approval of its advisory agreement. The Committee considered MML Advisers’ statement that the Fund’s performance has generally been in line with its performance category median (within twelve basis points in 2022), notwithstanding the Fund’s relatively high total net expense ratio, and that money market fund fees and expenses have been affected significantly in recent years by advisers’/sponsors’ actions to respond to record low short-term interest rates. The Committee also considered MML Advisers’ statement that the Fund’s peer group includes several funds that are significantly larger than the Fund (which were included due to the limited number of funds that would otherwise be included in the peer group), and so benefit from economies of scale not available to the Fund. The Committee determined that the Fund’s net advisory fees did not appear unreasonable in light of the information presented.

The Committee determined on the basis of these factors that the Funds’ net advisory fees, in light of the total net expenses of the Funds generally, were consistent with the continuation of their advisory agreements.

The Committee considered that the Managed Bond Fund, Blend Fund, Equity Fund, Small Cap Equity Fund, Equity Rotation Fund, Inflation-Protected and Income Fund, and High Yield Fund achieved three-year investment performance above the medians of their performance categories, or in the top three comparative quintiles of their performance categories. In addition, the Committee considered that the Dynamic Bond Fund experienced three-year investment performance outside the top three comparative quintiles of its performance category, but experienced improved performance for the one-year period at the median of its performance category.

As to the Strategic Emerging Markets Fund, the Committee considered that the Fund had experienced performance for the one- and three-year periods in the 89th and 94th comparative percentiles of its performance category, respectively. The Committee considered MML Advisers’ statement that the Fund had achieved investment performance above its performance category median for much of the last five years, but that the Fund had experienced substantial underperformance in the most recent two years due to investments in China and Russia. The Committee considered MML Advisers’ statements that the Fund has experienced improved performance over the last three quarters of 2022 and the first quarter of 2023, but the Fund remains on heightened review in light of recent underperformance.

As to the Short-Duration Bond Fund, the Committee noted that the Fund had experienced performance for the one- and three- year periods in the 93rd and 97th comparative percentiles of its performance category, respectively. The Committee considered MML Advisers’ statements that the Fund’s longer-term returns were generally more favorable and that the Fund ranked in the top half of its performance category in seven of the past ten years. The Committee considered MML Advisers’ statements that recent underperformance was the result in part of duration, sector allocation, and security selection, and that the subadviser has agreed going forward to remove active duration management from the Fund’s investment strategy with changes to take place in the near future.

Other Information (Unaudited) (Continued)

As to the U.S. Government Money Market Fund, the Committee noted that the Fund had experienced performance for the one- and three-year periods in the 95th and 94th comparative percentiles of its performance category, respectively. The Committee considered MML Advisers’ statement that, for the calendar year 2022, the Fund’s return was within twelve basis points of the performance category median, and MML Advisers’ statement that the Fund is intended to serve as a conservative and convenient vehicle where investors may invest cash with minimal risk.

Each of the iShares 60/40 Allocation Fund and iShares 80/20 Allocation Fund was launched in February 2022. The Committee considered that the total net expense ratios for the Funds were within the top comparative half of their peer groups, and each had net advisory fees below the median of its peer group. The Committee noted that neither Fund had achieved a one- or three-year performance record as of December 31, 2022. The Committee considered MML Advisers’ statement that, although the period of time each Fund had been operational was too short a period to evaluate performance meaningfully, each of the Funds was performing appropriately in the view of MML Advisers.

The Committee determined on the basis of these factors and on other factors and information considered by the Committee that the Funds’ performance, for the various periods presented, and the level of ongoing review of various underperforming Funds, were generally consistent with the continuation of the Contracts.

The Committee also reviewed and considered information included in the Meeting Materials, or discussed at the meeting and during the course of the year, concerning economies of scale and the profitability of MML Advisers’ advisory relationship with the various Funds, including: (i) a description of MML Advisers’ revenues from the Funds (including advisory fees and administrative and shareholder services fees, as applicable) and the expense allocation methodology employed by MML Advisers; and (ii) profitability information for each individual Fund. The discussions included consideration of the intangible benefits derived by MML Advisers and its affiliates resulting from their relationships with the Funds and any so-called “fallout benefits” to MML Advisers (which were not considered to be substantial in any event), such as any reputational value derived from serving as investment adviser to the Funds, and benefits accruing to subadvisers due to so-called “soft-dollar arrangements.” Prior to the votes being taken to approve the Contracts, the Committee met separately in executive session to discuss the appropriateness of such contracts. The Committee weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Committee did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.

As to each of the Funds, the Committee concluded that: (i) overall, it was satisfied with the nature, extent, and quality of services provided, and expected to be provided in the future, under the Contracts, including the level of MML Advisers’ oversight of each Fund and the subadvisory process; (ii) MML Advisers’ levels of profitability from its relationship with the various Funds are not excessive and the advisory fees payable under the advisory agreements and each Fund’s total net expenses are fair and reasonable; (iii) the investment processes, research capabilities, and philosophies of the subadvisers generally appear well suited to the Funds, as applicable, given their investment objectives and policies; (iv) either the relative or absolute performance of a Fund (in each case, taking into account the applicable investment strategy and risk profile of the Fund), or the steps MML Advisers has proposed in respect of the underperformance of a Fund, are sufficient to warrant continuation of the Contracts for each of the Funds; and (v) the terms of the Contracts are fair and reasonable with respect to each Fund and are in the best interests of each Fund’s shareholders.

Other Information (Unaudited) (Continued)

Fund Expenses June 30, 2023

Expense Examples:

The following information is in regards to expenses for the six months ended June 30, 2023:

As a shareholder of the Funds, you incur ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested for the six months ended June 30, 2023.

Actual Expenses:

The first four columns of the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Operating Expenses Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:

The last two columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the last two columns of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Blend Fund
Initial Class	$1,000	0.46%	$1,105.50	$2.40	$1,022.50	$2.31
Service Class	1,000	0.71%	1,104.20	3.70	1,021.30	3.56
Dynamic Bond Fund
Class II	1,000	0.57%	1,036.10	2.88	1,022.00	2.86
Service Class I	1,000	0.82%	1,035.10	4.14	1,020.70	4.11
Equity Fund
Initial Class	1,000	0.45%	1,019.80	2.25	1,022.60	2.26
Service Class	1,000	0.70%	1,018.60	3.50	1,021.30	3.51
Equity Rotation Fund
Class II	1,000	0.81%	1,147.10	4.31	1,020.80	4.06
Service Class I	1,000	1.06%	1,144.60	5.64	1,019.50	5.31
High Yield Fund
Class II	1,000	1.01%	1,051.50	5.14	1,019.80	5.06
Service Class I	1,000	1.27%	1,049.60	6.45	1,018.50	6.36

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Inflation-Protected and Income Fund
Initial Class	$1,000	0.60%	$1,023.10	$3.01	$1,021.80	$3.01
Service Class	1,000	0.85%	1,022.10	4.26	1,020.60	4.26
iShares 60/40 Allocation Fund
Class II	1,000	0.46%	1,091.40	2.39	1,022.50	2.31
Service Class I	1,000	0.71%	1,089.20	3.68	1,021.30	3.56
iShares 80/20 Allocation Fund
Class II	1,000	0.46%	1,113.60	2.41	1,022.50	2.31
Service Class I	1,000	0.71%	1,111.20	3.72	1,021.30	3.56
Managed Bond Fund
Initial Class	1,000	0.46%	1,018.40	2.30	1,022.50	2.31
Service Class	1,000	0.71%	1,017.10	3.55	1,021.30	3.56
Short-Duration Bond Fund
Class II	1,000	0.61%	1,024.30	3.06	1,021.80	3.06
Service Class I	1,000	0.86%	1,023.20	4.31	1,020.50	4.31
Small Cap Equity Fund
Initial Class	1,000	0.75%	1,092.50	3.89	1,021.10	3.76
Service Class	1,000	1.00%	1,091.20	5.19	1,019.80	5.01
Strategic Emerging Markets Fund
Class II	1,000	1.25%	1,103.50	6.52	1,018.60	6.26
Service Class I	1,000	1.50%	1,104.00	7.83	1,017.40	7.50
U.S. Government Money Market Fund
Initial Class	1,000	0.53%	1,021.20	2.66	1,022.20	2.66

*

Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2023, multiplied by the average account value over the period, multiplied by 181 days in the period, divided by 365 days in the year, unless stated otherwise. The annualized expense ratio does not reflect expenses deducted under the variable life insurance or variable annuity contract through which the Funds are invested in. Inclusion of these expenses would increase the annualized expense ratios shown.

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Underwriter:
MML Distributors, LLC
1295 State Street
Springfield, Massachusetts 01111-0001

© 2023 Massachusetts Mutual Life Insurance Company (MassMutual®), Springfield, MA 01111-0001. All rights reserved. www.MassMutual.com.	MM202407-306368

(b)	Not applicable to this filing.

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6. Investments.

(a)	Please see portfolio of investments contained in the Report to Stockholders included under Item 1 of this form N-CSR.

(b)	Not applicable to this filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this filing.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable to this filing.

Item 11. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-CSR, to provide reasonable assurance that the information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the SEC’s rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this filing.

Item 13. Exhibits.

(a)(1) Code of Ethics (Item 2) is not applicable to this filing.

(a)(2) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

(a)(3) Not applicable to this filing.

(a)(4) Not applicable to this filing.

(b)(1) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the 1940 Act (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) are attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)		MML Series Investment Fund II

By (Signature and Title)		/s/Andrea Anastasio
Andrea Anastasio, President and Principal Executive Officer

Date	8/17/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)		/s/Andrea Anastasio
Andrea Anastasio, President and Principal Executive Officer

Date	8/17/2023

By (Signature and Title)		/s/ Renee Hitchcock
Renée Hitchcock, Treasurer and Principal Financial Officer

Date	8/17/2023